Integrity Pinnacle, Pinnacle III, Pinnacle IV and Pinnacle V (pre-1-1-12)

As filed with the Securities and Exchange Commission on April 26, 2019
Registration Nos. 333-175480 and 811-04844

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number

Post-Effective Amendment Number: 9	[ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 135	[ x]
(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company
(Exact Name of Registrant)

Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling, Esq.
Associate Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2019 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: Pinnacle Flexible Premium Variable Annuity

Pinnacle (on or before April 30, 1998)
Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon)
Pinnacle IV (July 16, 2001 to April 30, 2007)
Pinnacle V (May 1, 2007 to December 31, 2011)
May 1, 2019

Integrity Life Insurance Company
Separate Account I of Integrity Life Insurance Company

This prospectus describes the Pinnacle flexible premium variable annuity contracts and the Investment Options available under the contracts. This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contracts that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement relating to these contracts, which includes a Statement of Additional Information (SAI) dated May 1, 2019, material incorporated by reference, and other information about Separate Account I and Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04844 and 333-175480). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The SEC maintains a website at www.sec.gov that contains the SAI and other information that is filed electronically with the SEC. The table of contents for the SAI is at the end of Part 9 of this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the annual and semi-annual shareholder reports for the Portfolios available under your variable annuity contract will no longer be sent by mail unless you specifically request paper copies of the reports from Integrity Life Insurance Company or your financial intermediary. Instead, the reports will be made available on our website at www.westernsouthern.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper and free of charge. You can contact us at 1-800-325-8583 or contact your financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Portfolios available under your variable annuity contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

Pinnacle (pre 1-1-12) Integrity	1

You may invest your contributions in any of the Investment Options listed below. If you elect certain Riders, not all Investment Options are available. See Part 6 – Optional Benefits.

American Funds Insurance Series	Franklin® Templeton® VIP Trust, Class 2
American Funds I.S. Bond Fund, Class 4	Franklin Growth and Income VIP Fund
American Funds I.S. Capital Income Builder Fund, Class 4	Franklin Income VIP Fund
American Funds I.S. Global Growth Fund, Class 4	Franklin Large Cap Growth VIP Fund
American Funds I.S. Growth Fund, Class 4	Franklin Mutual Shares VIP Fund
American Funds I.S. Growth-Income Fund, Class 4	Franklin Small Cap Value VIP Fund
American Funds I.S. Managed Risk Asset Allocation Fund, Class P2	Templeton Foreign VIP Fund
American Funds I.S. New World Fund, Class 4	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
BlackRock Variable Series Funds
BlackRock Capital Appreciation V.I. Fund, Class III	Invesco (AIM) Variable Insurance Funds, Series II
BlackRock Global Allocation V.I. Fund, Class III	Invesco V.I. American Franchise Fund
BlackRock High Yield V.I. Fund, Class III	Invesco V.I. American Value Fund
BlackRock Total Return V.I. Fund, Class III	Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Columbia Funds Variable Portfolios	Invesco V.I. Mid Cap Growth Fund
Columbia VP – Mid Cap Value Fund, Class 1
Columbia VP – Small Cap Value Fund, Class 2	Morgan Stanley Variable Insurance Fund, Inc., Class II
Morgan Stanley VIF Emerging Markets Debt Portfolio
DWS Investments VIT Funds, Class B	Morgan Stanley VIF Emerging Markets Equity Portfolio
DWS Small Cap Index VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio, Service Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Contrafund® Portfolio, Service Class 2	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Equity-Income Portfolio, Service Class 2	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2010 Portfolio, Service Class 2	PIMCO VIT International Bond Portfolio (US Dollar Hedged)
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2030 Portfolio, Service Class 2	PIMCO VIT Total Return Portfolio
Fidelity VIP Government Money Market, Initial Class
Fidelity VIP Growth Portfolio, Service Class 2	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio, Service Class 2	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Index 500 Portfolio, Service Class 2	Guggenheim VT Long Short Equity Fund
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Mid Cap Portfolio, Service Class 2
Fidelity VIP Overseas Portfolio, Service Class 2	Touchstone® Variable Series Trust
Fidelity VIP Target Volatility Portfolio, Service Class 2	Touchstone VST Active Bond Fund
Touchstone VST Aggressive ETF Fund
Fixed Accounts	Touchstone VST Conservative ETF Fund
Guaranteed Rate Options	Touchstone VST Focused Fund
Systematic Transfer Options	Touchstone VST Large Cap Core Equity Fund
Touchstone VST Moderate ETF Fund

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock. Integrity's variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity's variable annuities.

Pinnacle (pre 1-1-12) Integrity	2

Pinnacle (pre 1-1-12) Integrity	3

Death Benefit Paid on Death of Annuitant	41
Distribution on Death of Owner	44
Spousal Continuation	45
Death Claims	46
Maximum Retirement Date and Annuity Benefit	46
Annuity Benefit Payments	47
Timing of Payment	48
How You Make Requests and Give Instructions	48
Abandoned or Unclaimed Property	48
Part 6 – Optional Benefits	48
Guaranteed Lifetime Income Advantage Rider (available from Feb. 25, 2008 to Dec. 31, 2011)	48
Guaranteed Minimum Withdrawal Benefit (GMWB) (available from May 1, 2007 to Feb. 24, 2008)	58
Guaranteed Return Plus Rider (available from June 26, 2006 to November 24, 2008)	65
Enhanced Earnings Benefit Rider (EEB)	67
Part 7 – Voting Rights	68
How Portfolio Shares Are Voted	68
How We Determine Your Voting Shares	68
Part 8 – Tax Aspects of the Contract	69
Introduction	69
Your Contract is an Annuity	69
Taxation of Annuities Generally	69
Tax Treatment of Living Benefits	71
Tax-Favored Retirement Programs	71
Federal and State Income Tax Withholding	72
Tax Status of the Company	72
Transfers Among Investment Options	72
Part 9 – Additional Information	72
Systematic Withdrawal Program	72
Cyber Security	73
Anti-Money Laundering	73
Income Plus Withdrawal Program	73
Choices Plus Required Minimum Distribution (RMD) Program	74
Dollar Cost Averaging Program	74
Systematic Transfer Program	75
Customized Asset Rebalancing Program	75
Systematic Contributions Program	76
Legal Proceedings	76
Table of Contents of Statement of Additional Information	76
Appendices	77
Appendix A – Financial Information for Separate Account I of Integrity (Pinnacle V)	77
Appendix B – Withdrawal Charge Examples	106
Appendix C – Illustration of a Market Value Adjustment	108
Appendix D – Parties to the Contract and Guide to Spousal Continuation	110
Appendix E – Illustration of Guaranteed Lifetime Income Advantage	112
Appendix F – Illustration of Enhanced Earnings Benefit (EEB)	118
Appendix G – Total Annual Portfolio Operating Expense Table	119

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583
Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant's beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner's beneficiary after the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Rider.

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Guaranteed Minimum Withdrawal Benefit (GMWB) - an optional benefit that guarantees you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.

Guaranteed Withdrawal Balance (GWB) - is the total amount we guarantee to be available for withdrawals while the Rider is in effect. The initial GWB is equal to your initial contribution.

Adjusted Guaranteed Withdrawal Balance - The Adjusted GWB is the GWB at the end of the prior annual processing date, plus any additional contributions you made during the current Contract Year.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

Guaranteed Return Plus - an optional guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Guaranteed Return Plus Investment Option - Investment Options available for contributions to the Guaranteed Return Plus Rider.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the latest date you can begin your Annuity Benefit or receive a lump sum payment. For Pinnacle V and Pinnacle IV owners, the Maximum Retirement Date is the last Annuitant's 100th birthday. For Pinnacle III and Pinnacle owners, the Maximum Retirement Date is the Annuitant's 98th birthday.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base - On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of Integrity Life Insurance Company.

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Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service (IRS).

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer contract value among Investment Options. State premium tax may also be deducted.1

Contract Owner Transaction Expenses

Pinnacle V (May 1, 2007 to December 31, 2011)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

Pinnacle IV (July 16, 2001 to April 30, 2007)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

Pinnacle III (May 1, 1998 to July 15, 2001)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

Pinnacle (January 1, 1997 to April 30, 1998)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

Pinnacle (on or before December 31, 1996)

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge [4]	$30

_________________________________________________________
1 State premium taxes currently range from 0% to 3.5%.
2 Withdrawal charges decrease based on the age of each contribution. See Part 4.
3 This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
4 This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

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Separate Account Annual Expenses as a percentage of value noted below.

Pinnacle V (February 25, 2008 to December 31, 2011)	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Enhanced Earnings Benefit (EEB) Charge (assessed on Account Value; charge shown is for Annuitants age 70-79) [5,6]	0.50%	0.50%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [6,7]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [6,7]	1.60%	1.15%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) [6] (available only from February 25, 2008 to November 24, 2008)	0.60%	0.60%
Highest Possible Total Separate Account Annual Expenses [8]	3.15%	2.70%

Pinnacle V (May 1, 2007 to February 24, 2008)	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Enhanced Earnings Benefit (EEB) Charge (assessed on Account Value; charge shown is for Annuitants age 70-79) [5,6]	0.50%	0.50%
Optional Guaranteed Minimum Withdrawal Benefit (GMWB) Charge (assessed based on the Adjusted Guaranteed Withdrawal Balance) [6]	1.20%	0.60%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) [6]	0.60%	0.60%
Highest Possible Total Separate Account Annual Expenses [9]	2.75%	2.15%

Pinnacle IV (July 16, 2001 to April 30, 2007)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.45%
Optional Enhanced Earnings Benefit Charge (EEB) (assessed on Account Value; charge shown is for Annuitants age 70-79) [5,6]	0.50%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) [6] (available only from June 26, 2006 to April 30, 2007)	0.60%
Highest Possible Total Separate Account Annual Expenses[10]	2.05%

_________________________________________________________
5 Charge is based on the Annuitant's age on the Contract Date:

Age	Charge at annual effective rate
59 or less	0.20%
60-69	0.40%
70-79	0.50%
6 See Part 6.
7 The current charge for the Optional GLIA - Individual Rider Charge was 0.60% and the Spousal Rider Charge was 0.80% from 2-25-08 to 2-28-09; the maximum charge was the same.
8 You may elect only one of the optional benefits: EEB, Individual or Spousal GLIA, or Guaranteed Return Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the optional GLIA - Spousal Rider. The charge provided is as of the Contract Date.
9 You may elect only one of these optional benefits: EEB, GMWB or Guaranteed Return Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the optional GMWB Rider. The charge provided is as of the Contract Date.
10 You may elect only one of these optional benefits: EEB or Guaranteed Return Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the optional Guaranteed Return Plus Rider.

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Pinnacle III (May 1, 1998 to July 15, 2001)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

Pinnacle (on or before April 30, 1998)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets, including management fees, distribution fees, and other expenses)

Minimum: 0.26% Maximum: 2.17%

See Appendix G for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios as consideration for payments. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Portfolios are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Portfolios include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying Investment Options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Portfolios. We also provide marketing and distribution services for the Portfolios.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Pinnacle V (May 1, 2007 to December 31, 2011):

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.17%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

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If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,385	$2,365	$3,359	$5,998

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$585	$1,765	$2,959	$5,998

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.17%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,217	$1,861	$2,518	$4,320

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$417	$1,261	$2,118	$4,320

For Pinnacle IV (July 16, 2001 to April 30, 2007):

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, Guaranteed Return Plus Rider charge and the maximum Portfolio operating expenses among the Portfolios available with the Guaranteed Return Plus Rider (Touchstone VST Conservative ETF Fund at 1.02%).11 Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,150	$1,665	$2,200	$3,728

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$350	$1,065	$1,800	$3,728

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.17%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

_________________________________________________________
11 This example reflects lower total costs even with the highest cost Rider because the highest Portfolio operating expenses of those Portfolios available with the Rider are less than the highest Portfolio operating expenses of the Portfolios available without the Rider.

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If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,207	$1,831	$2,470	$4,231

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$407	$1,231	$2,070	$4,231

For Pinnacle III (May 1, 1998 to July 15, 2001) and Pinnacle (January 1, 1997 to April 30, 1998):

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.17%). No optional Riders were available with the Pinnacle III. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,197	$1,801	$2,421	$4,142

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$397	$1,201	$2,021	$4,142

For Pinnacle (on or before April 30, 1998):

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.17%). No optional Riders were available with the Pinnacle. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,097	$1,701	$2,321	$4,142

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$397	$1,201	$2,021	$4,142

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” "the Company" and "Integrity Life" mean Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary

Pinnacle (pre 1-1-12) Integrity	12

and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," "Distribution on Death of Owner” and “Spousal Continuation." Also, see Appendix D.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. You may invest in any of the Investment Options available to you under the contract, including the Variable Account Options and the Fixed Accounts. Each Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, each of which invests primarily in either common stocks or bonds. You could lose money if one or more of the issuers of stocks or bonds becomes financially impaired or if the market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer. Holders of corporate bonds are subject to issuer risk as well as credit risk (the risk that the issuer will default on its payment obligations under the bond) and interest rate risk (the risk that changes in interest rates may reduce (or increase) the market value of the bond).

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5.

•	To invest in the Investment Options. See Part 3.

•	To elect an Annuity Benefit. See Part 5, section titled "Maximum Retirement Date and Annuity Benefit."

•	To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.

•	To name the Annuitant.

•
To name the Annuitant's beneficiary to receive the Death Benefit on the death of the Annuitant before the election of an Annuity Benefit and to receive any remaining payments after the election of an Annuity Benefit. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and “Maximum Retirement Date and Annuity Benefit.”

•
To name the owner's beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled "Distribution on Death of Owner." If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks. This contract is not intended for use by institutional investors. We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment performance of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value also is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs. See Part 3, section titled “Market Value Adjustments.”

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Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax. See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas and Washington). If the Account Value goes below the minimum Account Value and we have received no contributions from you for two Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have the GLIA Rider or GMWB Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment performance of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return your contribution, or some amount other than your Account Value. In that case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, titled “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.

Part 2 – Integrity Life and the Separate Account

Integrity Life Insurance Company

Integrity Life is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 49 states and the District of Columbia. Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under the GLIA or GMWB Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity Life's parent company, has guaranteed the insurance obligations of Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

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Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name. The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of the federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options. We may:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

•	operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•	cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•	operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.

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Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below. Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus. The Portfolio descriptions included below were taken from the most recent publicly available documentation for the Portfolios as of the time this prospectus was drafted. More recent disclosure may be available in the Portfolios’ current prospectuses. For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

American Funds Insurance Series
Each fund is a series of the American Funds Insurance Series. Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each American Funds Insurance Series fund’s prospectus carefully before investing.

American Funds Insurance Series Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment grade debt securities, including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in non-investment grade debt securities sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

American Funds Insurance Series Capital Income Builder Fund
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Global Growth Fund
The fund seeks to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States.

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American Funds Insurance Series Growth Fund
The fund seeks to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Growth-Income Fund
The fund seeks to provide long-term growth of capital and income. The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

American Funds Insurance Series Managed Risk Asset Allocation Fund
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund invests in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund employs a risk-management overlay referred to as the managed risk strategy, which consists of using hedge instruments—primarily futures contracts—to attempt to stabilize the volatility of the fund around a target volatility level (set from time to time by the fund's advisors) and reduce the downside exposure of the fund during periods of significant market declines.

American Funds Insurance Series New World Fund
The fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the advisor believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers with exposure to these countries, including issuers of lower rated bonds sometimes referred to as "junk bonds." Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In determining whether a country is qualified, the fund's advisor considers such factors as a country’s per capita gross domestic product, the percentage of its economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, limits on foreign ownership, and restrictions on repatriation.

BlackRock Variable Series Funds
Each of BlackRock Capital Appreciation V.I. Fund and BlackRock Global Allocation V.I. Fund are series of the BlackRock Variable Series Funds, Inc. Each of BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund are series of the BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each BlackRock fund's prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund
The fund seeks long-term growth of capital by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term. The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. Of these securities, the fund generally seeks to invest primarily in common stock. The fund may invest in companies of any size, but emphasizes investments in companies with medium to large market capitalization.

BlackRock Global Allocation V.I. Fund
The fund seeks high total investment return by investing in equity, debt and money market securities. Generally, the fund’s portfolio will include both equity and debt securities, but at any given time the fund may emphasize either debt or equity securities. In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued. The fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational

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entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities. The fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets, (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest, and the fund may invest in the securities of companies of any market capitalization.

BlackRock High Yield V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds (commonly called "junk bonds") and may also invest in convertible and preferred securities. The fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside the United States. The fund may invest in securities of any rating and may invest up to 10% of its assets in distressed securities that are in default or the issuers of which are in bankruptcy.

BlackRock Total Return V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing in securities that pay interest or dividends. The fund may also seek growth of capital by looking for investments that will increase in value. However, the fund’s investments emphasize current income more than growth of capital. Under normal circumstances, the fund invests at least 80%, and typically 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The fund invests primarily in fixed-income securities rated investment grade, but the fund may also invest in fixed-income securities that are rated below investment grade (commonly called "junk bonds"). The fund may invest in fixed-income securities of any maturity or duration.

Columbia Funds Variable Portfolios
Columbia Variable Portfolio – Mid Cap Value Fund is a series of the Columbia Funds Variable Series Trust II. Columbia Variable Portfolio – Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust. Columbia Management Investment Advisers, LLC is the investment advisor to both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each Columbia fund's prospectus carefully before investing.

Columbia Variable Portfolio – Mid Cap Value Fund
The fund seeks to provide long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of medium-sized companies that have market capitalizations in the range of the Russell Midcap® Value Index. The fund may invest up to 25% of its net assets in foreign investments. The fund normally invests in common stocks and also may invest in REITs. The fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Columbia Variable Portfolio – Small Cap Value Fund
The fund seeks to provide long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase that the fund's advisor believes are undervalued and have the potential for long-term growth. The fund may invest up to 20% of total assets in foreign securities. The fund may also invest in REITs. The fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

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DWS Investments VIT Funds
The fund is a series of the DWS Investments VIT Funds. DWS Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.

Following is a brief description of the fund. There is no guarantee that a fund will achieve its objectives. You should read the DWS Investments VIT fund's prospectus carefully before investing.

DWS Small Cap Index VIP Fund
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund's securities are weighted so as to make the fund's investment characteristics similar to those of the Russell 2000 Index as a whole. The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

Fidelity Variable Insurance Products
Each Portfolio is a Fidelity® Variable Insurance Product and a series of Variable Insurance Products Fund V. Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor to each Portfolio.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each Fidelity VIP Portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio
The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities sometimes called high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less). The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). The advisor maintains a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The Portfolio invests in domestic and foreign issuers.

Fidelity VIP Balanced Portfolio
The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. The advisor invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. The Portfolio invests in domestic and foreign issuers. With respect to equity investments, the advisor allocates the Portfolio's assets across different market sectors using different Fidelity managers. The advisor may invest in either growth or value stocks or both and invests in Fidelity's central funds. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Contrafund Portfolio
The Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign issuers. The Portfolio invests in growth stocks, value stocks, or both. The advisor selects securities of companies whose value it believes are not fully recognized by the public. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

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Fidelity VIP Disciplined Small Cap Portfolio
The Portfolio seeks capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign issuers. The Portfolio normally invests at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index. The Portfolio invests in growth stocks, value stocks, or both. The advisor uses a computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select investments.

Fidelity VIP Equity-Income Portfolio
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index. The Portfolio normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks. The Portfolio may potentially invest in other types of equity and debt securities, including lower-quality debt securities (those of less than investment grade quality, also referred to as high yield securities or junk bonds). The Portfolio invests in domestic and foreign issuers and potentially uses covered call options as tools in managing the assets. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Freedom 2010 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Portfolio is designed for investors who retired in or within a few years of 2010 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2010). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Freedom 2015 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Portfolio is designed for investors who retired in or within a few years of 2015 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2015). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Freedom 2020 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2020 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2020). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

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Fidelity VIP Freedom 2025 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2025 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2025). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Freedom 2030 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2030 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2030). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, liquidity, and diversification of investments.

Fidelity VIP Growth Portfolio
The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential. The Portfolio's advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP High Income Portfolio
The Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The advisor invests in companies in troubled or uncertain financial condition and may also invest in non-income producing securities, including defaulted securities and common stocks. The advisor invests in domestic and foreign issuers. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Index 500 Portfolio
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index. The Portfolio normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

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Fidelity VIP Investment Grade Bond Portfolio
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The Portfolio invests in lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The Portfolio allocates assets across different market sectors and maturities, and the advisor manages the Portfolio to have overall interest rate risk similar to the Bloomberg Barclays U.S. Aggregate Bond Index. The advisor selects investments by analyzing the credit quality of issuers, security-specific features, current and potential future valuations, and trading opportunities. The advisor engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options, and futures contracts, and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Mid Cap Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stocks of domestic and foreign issuers. The advisor normally invests at least 80% of assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index. The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Overseas Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stock. The Portfolio normally invests at least 80% of assets in non-U.S. securities. The Portfolio allocates investments across countries and regions. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Target Volatility Portfolio
The Portfolio seeks total return. The Portfolio seeks to maintain a target Portfolio volatility of 10% over a one-year period. While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility. The advisor normally invests in a combination of underlying Fidelity funds, ETFs, and futures, and potentially invests up to 30% of total assets in index futures. The advisor manages underlying holdings to achieve portfolio characteristics similar to the Fidelity VIP Target Volatility Portfolio Composite IndexSM over the long-term, which is a hypothetical representation of the performance of the asset classes in which the fund intends to invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI EAFE Index (international equities); Bloomberg Barclays® U.S. Aggregate Bond Index (bonds); and Bloomberg Barclays® U.S. 3 Month Treasury Bellwether Index (short-term investments). The advisor selects investments by using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Franklin Templeton Variable Insurance Products Trust
Each fund is a series of the Franklin Templeton Variable Insurance Products Trust. Affiliates of Franklin Resources, Inc. operating as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Franklin Templeton VIP fund’s prospectus carefully before investing.

Franklin Growth and Income VIP Fund
The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stock. The Fund may also invest up to 20% of its net assets in debt securities. The fund may invest up to 25% of its net assets in foreign securities, including developing or emerging markets. The fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the fund’s investment manager considers to be financially strong, with a focus on “blue chip” companies. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

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Franklin Income VIP Fund
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities. The fund may shift its investments from one asset class to another based on the investment manager’s analysis of the best opportunities for the fund’s portfolio in a given market. The equity securities in which the fund invests consist primarily of common stocks. The fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the investment manager believes are attractive. The fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as junk bonds), including a portion in defaulted securities. The fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Large Cap Growth VIP Fund
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies with market capitalizations within those of the top 50% of companies in the Russell 1000® Index at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, mostly common stocks. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a small portion of its net assets in foreign securities. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Mutual Shares VIP Fund
The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities the advisor believes are undervalued. The equity securities in which the fund invests are primarily common stock. To a lesser extent, the fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The fund may invest a significant portion of its assets (up to 35%) in foreign securities. The fund regularly attempts to hedge against currency risks, and may also, from time to time, attempt to hedge against market risk, using a variety of derivatives. The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Franklin Small Cap Value VIP Fund
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies. Small-cap companies are companies with market capitalizations not exceeding either: (1) the highest market capitalization in the Russell 2000 Index; or (2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund invests predominantly in common stocks and generally invests in equity securities that the Fund’s investment manager believes are undervalued. The fund may invest up to 25% of its total assets in foreign securities. The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Templeton Foreign VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the fund invests predominantly in equity securities, primarily to predominantly in common stock. The fund may, from time to time, seek to hedge against currency risks, using certain derivative instruments. The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

Templeton Global Bond VIP Fund
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. Under normal market conditions, the fund expects to invest at least 40% of its net assets in foreign securities, and may invest without limit in emerging or developing markets. Although the fund may buy bonds rated in any category, it focuses on investment grade bonds. The fund may invest up to 25% of its total assets in bonds that are rated below investment grade or, if unrated, determined by the investment manager to be of comparable quality. For purposes of pursuing its investment goals, the fund regularly enters into various currency related transactions involving derivative

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instruments. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Templeton Growth VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets. The equity securities in which the fund primarily invests are common stock. The fund may, from time to time, seek to hedge against currency risks using certain derivative instruments. The investment advisor is Templeton Global Advisors Limited, located at Box N-7759, Lyford Cay, Nassau, Bahamas.

Guggenheim Variable Insurance Funds (Rydex Variable Trust)
Each fund is a series of the Rydex Variable Trust. Securities Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850.

Following is a brief description of the each fund. There is no guarantee that a fund will achieve its objective. You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund (available on contracts purchased before April 24, 2015)
The fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the global commodity, currency, equity, and fixed income markets. Upon identifying a trend, the fund takes either a long or short position in the related futures or forward contract. The fund implements targeted exposures principally through the use of futures, forwards, and swap agreements ("derivative instruments"). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above. The fund’s investments are expected to be economically tied to multiple countries at any given time, some of which may be emerging market countries. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Long Short Equity Fund (available on contracts purchased before April 24, 2015)
The fund seeks long-term capital appreciation. The fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short positions of domestic equity securities or equity-related instruments, including swaps and other derivatives that provide long or short exposure to domestic equity securities. The fund seeks to maintain long positions in instruments that provide exposure to risk factors the advisor considers to be undervalued by the equity markets and sell short instruments that provide exposure to risk factors the advisor considers to be overvalued by the equity markets. The fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 300% of the fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. The fund’s overall net exposure will change as market opportunities change. The fund invests in equity securities, including small-, mid-, and large-capitalization securities, but also may invest in derivative instruments which primarily consist of swaps on baskets of selected equity securities, futures contracts, and options on securities, futures contracts, and stock indices.

Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before May 1, 2012)
The fund seeks long-term capital appreciation with less risk than traditional equity funds. The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds, including one or more variations of any or all of the following strategies: long/short equity, equity market neutral, fixed income strategies, merger arbitrage, and global macro. The fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds (ETFs), and corporate and sovereign debt. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

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Invesco (AIM) Variable Insurance Funds
Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Advisers, Inc. is the investment adviser for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund
The fund seeks capital growth by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the fund invests is common stock. The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth. The fund may invest up to 20% of its net assets in securities of foreign issuers.

Invesco V.I. American Value Fund
The fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies, but may also invest in larger companies. The principal type of equity security in which the fund invests is common stock. The fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts and up to 20% of its net assets in REITs. The fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

Invesco V.I. Comstock Fund
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities. The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers. The fund may invest up to 10% of its net assets in REITs and up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, and depositary receipts. The fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

Invesco V.I. International Growth Fund
The fund seeks long-term growth of capital, by investing primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the fund invests are common and preferred stock. Under normal circumstances, the fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S. The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI All Country World ex-U.S. Growth Index. The fund invests primarily in securities of issuers that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth. The fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers. The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

Invesco V.I. Mid Cap Growth Fund
The fund seeks capital growth by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The fund invests primarily in equity securities. The principal type of equity security in which the fund invests is common stock. The fund may invest up to 25% of its net assets in securities of foreign issuers.The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth.

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Morgan Stanley Variable Insurance Fund, Inc.
Each fund is a series of the Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Investment Management Inc. is the investment advisor for each of the Morgan Stanley funds and is located at 522 Fifth Avenue, New York, NY 10036.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Morgan Stanley fund’s prospectus carefully before investing.

Morgan Stanley VIF Emerging Markets Debt Portfolio
The fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Under normal circumstances, at least 80% of the fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. The fund’s securities will be denominated primarily in U.S. dollars, but may, to a lesser extent, be denominated in currencies other than U.S. dollars. The fund may invest in fixed income securities rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or junk bonds.

Morgan Stanley VIF Emerging Markets Equity Portfolio
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The global strategists of the fund’s advisors analyze the global economic environment, particularly its impact on emerging markets, and allocate the fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Under normal circumstances, at least 80% of the fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries.

Morgan Stanley VIF U.S. Real Estate Portfolio
The fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. Under normal circumstances, at least 80% of the fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. The fund focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.

Northern Lights Variable Trust
The TOPS® Managed Risk Moderate Growth ETF Portfolio is a series of the Northern Lights Variable Trust. ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the portfolio.

Following is a brief description of the portfolio. There is no guarantee that a fund will achieve its objectives. You should read the Portfolio's prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio
The portfolio seeks capital appreciation with less volatility than the equity markets as a whole. The portfolio employs a fund-of-funds structure that normally invests at least 80% of its assets in ETFs. The portfolio employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS® (The Optimized Portfolio System) methodology. This methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The portfolio allocates approximately 35% of assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, REIT ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust
Each Portfolio is a series of the PIMCO Variable Insurance Trust. Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 650 Newport Center Drive, Newport Beach, California 92660.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each PIMCO fund’s prospectus carefully before investing.

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PIMCO All Asset Portfolio
The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management. The Portfolio is a fund-of-funds and normally invests substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds. The Portfolio does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-advisor, determines how the Portfolio allocates and reallocates its assets among the underlying PIMCO funds. The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.

PIMCO CommodityRealReturn® Strategy Portfolio
The Portfolio seeks maximum real return, consistent with prudent investment management. “Real Return” equals total return less the estimated cost of inflation. The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and investments in the Portfolio's wholly-owned Cayman Islands subsidiary.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments, including bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, that are economically tied to at least three non-U.S. countries. The Portfolio may invest, without limitation, in (i) securities and instruments tied to emerging market countries, (ii) derivative instruments, such as options, futures contracts or swap agreements, or (iii) mortgage- or asset-backed securities. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) and up to 10% of its total assets in preferred stocks. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO Long-Term U.S. Government Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. The Portfolio will normally have a minimum average portfolio duration of eight years. The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Low Duration Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on the advisor’s forecast for interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Real Return Portfolio
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. “Real Return” equals total return less the estimated cost of inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit

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in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments economically tied to emerging market countries, and up to 10% of its total assets in preferred stocks.

PIMCO Total Return Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments economically tied to emerging market countries, and up to 10% of its total assets in preferred stocks, convertible securities and other equity-related securities.

Touchstone Variable Series Trust
Each fund is a series of the Touchstone Variable Series Trust. Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below. The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Active Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities. The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative. The fund may invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. The fund may invest in dollar-roll transactions and reverse repurchase agreement, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. The fund may engage in frequent and active trading. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Focused Fund
The Touchstone VST Focused Fund seeks capital appreciation. The fund invests, under normal market conditions, at least 80% of its assets in equity securities. The fund may invest in companies of any market capitalization in seeking to achieve its investment goal.  The sub-advisor seeks to invest in companies that are trading below its estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The fund will generally hold 25 to 40 companies with residual cash and equivalents expected to represent less than 10% of the fund’s net assets.  The fund may invest up to 35% of its assets in securities of foreign issuers. The fund may also invest in securities of emerging market countries. The fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The fund may also engage in frequent and active trading. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund
The fund seeks long-term capital growth. The fund invests, under normal market conditions, at least 80% of its total assets in common stocks of large-capitalization U.S. listed companies. The sub-advisor seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. The fund’s portfolio will generally consist of 30 to 40 securities. London Company of Virginia, LLC d/b/a The London Company, 1800 Bayberry Court, Suite 301, Richmond, VA 23226, is the sub-advisor for the fund.

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Touchstone VST ETF Funds
The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest their respective assets in various ETFs. Each ETF Fund is a fund-of-funds and bears a proportionate share of the expenses charged by the underlying ETFs in which it invests. You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

Each ETF Fund allocates its assets among a group of underlying ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund's assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model. Wilshire Associates Incorporated, 1299 Ocean Ave, #700, Santa Monica, CA 90401, is the sub-advisor for the ETF Funds.

Touchstone VST Aggressive ETF Fund
The fund seeks capital appreciation. The fund invests primarily in a group of funds designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 20% of the fund's assets in bonds and 80% in stocks.

Touchstone VST Conservative ETF Fund
The fund seeks primarily income and secondarily capital appreciation. The fund invests primarily in a group of funds designed predominantly for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 60% of the fund's assets in bonds and 40% in stocks.

Touchstone VST Moderate ETF Fund
The fund seeks primarily capital appreciation and secondarily income. The fund invests primarily in a group of funds designed predominantly for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 40% of the fund's assets in bonds and 60% in stocks.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue the program or add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through a non-unitized separate account, which supports the Guaranteed Rate Options (GROs) and Systematic Transfer Options (STOs) for this annuity contract. Our General Account supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that are in excess of Account Value. The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options
We currently offer GROs with Guarantee Periods of five, seven and ten years. If you purchased a Pinnacle or Pinnacle III the 10-year GRO is not available.

Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. If your contract is issued in the state of Washington, the GROs are not available.

The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•
For Pinnacle V (May 1, 2007 to December 31, 2011) contracts issued in Florida, Illinois, Maryland, Massachusetts, Minnesota, Pennsylvania, South Carolina, Texas, Utah or Virginia, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

Pinnacle (pre 1-1-12) Integrity	29

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•
For Pinnacle V (May 1, 2007 to December 31, 2011) contracts issued in any state other than those states listed above, and for all other versions of the Pinnacle issued in any state that are covered by this prospectus, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was for a 3-year GRO and when it matures, only the 5-year, 7-year or 10-year GROs are available, your new GRO will be for 5 years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:12

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

_________________________________________________________
12 The formula for contracts issued in Pennsylvania is MVA = GRO Value x [(1 + A)N/12 / (1 + B)N/12 - 1].
A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the

Pinnacle (pre 1-1-12) Integrity	30

yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options
We offer STOs that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details. The STO is not available in Washington.

Part 4 – Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate applied to your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.

If you purchased a Pinnacle or Pinnacle III, your annual effective rate is 1.35%. If you purchased a Pinnacle IV, your annual effective rate is 1.45%. If you purchased a Pinnacle V, your annual effective rate is 1.55%. A portion of the mortality and expense risk charge pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity
Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders, and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.

The annual administrative charge helps offset the expenses of administering the contracts discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. Please refer to Appendix G and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

We receive payments from the Portfolios or their investment advisors or distributors discussed in Part I, section titled “Fees and Expense Tables and Summary.” These fees may affect the total Portfolio expenses and may increase the expenses of the Portfolios.

Withdrawal Charge

With respect to each contract, except a Pinnacle contract purchased before December 31, 1996, if you withdraw your contributions, you may be charged a withdrawal charge of up to 8%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
thereafter	0

Pinnacle (pre 1-1-12) Integrity	31

If you purchased a Pinnacle contract before December 31, 1996, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for federal income tax purposes, withdrawals generally are considered gain first. See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."

We will not deduct a withdrawal charge from:

•	the Death Benefit paid on the death of the Annuitant; or

•
a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

If a withdrawal of a contribution would be subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Hardship Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the MVA on any amounts withdrawn from the GROs. Hardship circumstances may include the owner's (1) confinement to a nursing home, hospital or long-term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment for at least 180 consecutive days. (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Oregon, Texas and Washington.) We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners and either meets the requirements, the waiver will be applied. The hardship waiver is not available on contracts

Pinnacle (pre 1-1-12) Integrity	32

issued in South Dakota. Hardship Waivers were not available for Pinnacle contracts issued prior to February 15, 1997.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are BBVA Securities, Inc., BOK Financial Securities, Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUSO Financial Services, LP, Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Infinix Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may have purchased one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

Pinnacle (pre 1-1-12) Integrity	33

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$1,000
Minimum additional contribution[13]	$100
Maximum total contributions	$1,000,000	if the Annuitant is age 75 or younger
	$500,000	if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider. See Part 6. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed.

Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.” You can change your future allocation for additional contributions at any time by writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See "Transfers" in Part 5. Different rules apply if you have the GLIA, GMWB or Guaranteed Return Plus Riders. See Part 6.

We will accept additional contributions at any time through age 90. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Pinnacle (pre 1-1-12) Integrity	34

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.
_________________________________________________________
13 If your contract is issued in the state of Washington, you may make additional contributions only during the first Contract Year. If your contract was issued in Oregon, you cannot make any additional contributions.

If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•
First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•	Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•	Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•	Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•
Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55% for Pinnacle V, 1.45% for Pinnacle IV and 1.35% for Pinnacle III and Pinnacle, not including any Rider charges.

Generally, this means that we adjust Unit Values to reflect the investment performance of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•	The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

Pinnacle (pre 1-1-12) Integrity	35

•	Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•	Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.

•	Transfers within or among the GLIA Investment Strategies, GMWB Investment Options and Guaranteed Return Plus Investment Options are restricted. See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year. After this limit is reached, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:

•	the contract number,

•	the amounts to be transferred, and

•	the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.

If we receive your transfer request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.

Different rules apply if you have the GLIA, GMWB or Guaranteed Return Plus Riders. See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Pinnacle (pre 1-1-12) Integrity	36

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.	Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:

•
a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•	a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.	Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.	Notification. We will notify you if your requested transfer is not made.

4.
Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•
If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•
In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.	20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•
All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

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•
Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•
Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios' investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor rejects a trade or restricts further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will reject a trade or impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•	the withdrawal amount requested,

•	plus or minus any MVA that applies (see Part 3, section titled "Market Value Adjustments"),

•	plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable

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charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount requested. If you purchased a GLIA Rider or a Guaranteed Minimum Withdrawal Benefit (GMWB) Rider, these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have the GLIA, GMWB or Guaranteed Return Plus Rider. See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

If you purchased a Pinnacle, Pinnacle III or Pinnacle V contract, the Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•	10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.

If you purchased a Pinnacle IV contract, the Free Withdrawal Amount is the greater of:

•	15% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•	15% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws

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or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a Guaranteed Return Plus, GLIA or GMWB Rider.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. (See section titled “Distribution on Death of Owner” for discussion of amount paid on death of owner who is not the Annuitant.) You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•	the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•	there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant's beneficiary may elect to take the Death Benefit in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five years. At the end of five years, the entire amount must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days after the death of the Annuitant. Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant's beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix D for assistance in structuring your contract.

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Death Benefit for contracts Issued between May 1, 2004 and December 31, 2011
For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•
highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•	total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Death Benefit for contracts issued between May 1, 1998 and April 30, 2004
For contracts where the Annuitant's age on the Contract Date is up to and including age 85:

If the Annuitant dies before age 90 (or the contract’s 10th Contract Anniversary, if later) and before annuity payments have started, the Death Benefit will be the greatest of:

•
your highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) received after that Contract Anniversary; or

•	total contributions, minus any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.
If the Annuitant dies at or over age 90 (or after the contract’s 10th Contract Anniversary, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is your current Account Value.

Death Benefit for contracts issued between January 1, 1997 and April 30, 1998
For contracts issued before the Annuitant’s 80th birthday, the Death Benefit is the highest of:

•	your highest Account Value on any Contract Anniversary before Annuitant's age 81, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•	total contributions, minus subsequent withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.
For contracts issued after the Annuitant’s 80th birthday, the Death Benefit is your current Account Value.

Death Benefit for contracts issued between May 1, 1996 and December 31, 1996
The Death Benefit is the greatest of:

•	the annuity value on the Death Benefit Date;

•	your highest annuity value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•	your total contributions minus the sum of withdrawals (and associated charges).

Death Benefit for contracts issued between January 1, 1995 and April 30, 1996
The Death Benefit is the greatest of:

•	your annuity value on the seventh Contract Anniversary plus subsequent contributions, minus subsequent withdrawals (and associated charges);

•
your highest annuity value on any Contract Anniversary after the seventh Contract Anniversary plus subsequent contributions minus subsequent withdrawals (and associated charges) (this option is available in some states only if you elected it);

•	total contributions minus the sum of withdrawals (and associated charges); or

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•	the annuity value on the Death Benefit Date.

Death Benefit for contracts issued before January 1, 1995
The amount of the Death Benefit is the greatest of:

•	the annuity value on the Death Benefit Date;

•	the annuity value at the beginning of the seventh Contract Year plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•	your total contributions minus the sum of withdrawals (and associated charges); or

•	for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Account Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant's 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied
If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•	if your Death Benefit is $100,000, and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000 (including any associated charges),

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to your Account Value at the time of the withdrawal ($10,000 /$80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner's beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner's beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.

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You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner's beneficiary in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available for a period of up to five years. At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner's) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix D.

You may change the owner's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner's sole beneficiary. This is called standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•	you are the sole owner and Annuitant;

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•	no contingent Annuitant is named;

•	no joint owner is named;

•	your surviving spouse is the owner’s sole beneficiary; and

•	your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution. Depending on which is the higher value (see section titled “Death Benefit Paid on Death of Annuitant”), the Death Benefit may be equal to the Account Value or higher than the Account Value on the Death Benefit Date. If the Death Benefit is higher than the Account Value, we will pay the difference and this added value will be invested in the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The continued contract’s initial Account Value will never be less than the Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•	withdrawal charges no longer apply; and

•	we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•	if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

•	certain Investment Options or administrative programs may not be available on the continued contract; and

•	we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and Company death claim paperwork in Good Order, including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.

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If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available any time after your first Contract Anniversary up until the Maximum Retirement Date. For Pinnacle V and Pinnacle IV owners, the Maximum Retirement Date is the last Annuitant’s 100th birthday. For Pinnacle III and Pinnacle owners, the Maximum Retirement Date is the Annuitant’s 98th birthday. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time:

•
life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•
period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

•
life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive a life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

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Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant's age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs, and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)	the New York Stock Exchange has been closed or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, Social Security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may have purchased one of the Riders offered with this contract, which provides optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider
(available from February 25, 2008 to December 31, 2011)

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may have selected the Individual GLIA Rider or the Spousal

Pinnacle (pre 1-1-12) Integrity	46

GLIA Rider. The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The GLIA Rider is not available in Oregon.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of the first withdrawal on or after the Age 60 Contract Anniversary.

If you purchased the GLIA Rider on or after March 1, 2010, the Withdrawal Percentages were as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you purchased the GLIA Rider between February 25, 2008 and February 28, 2010, the Withdrawal Percentages were as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)	the Bonus Base immediately before the Bonus is applied; plus

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2)	the Bonus amount (see "Bonus" section below); plus

3)	additional contributions received after the date of the Bonus; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)	the Step-Up Base immediately before the Step-Up is applied; plus

2)	the Step-Up amount; plus

3)	additional contributions received after the date of the Step-Up; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges, multiplied by the greater of:

•	1.0; or

•
Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal. If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•	Your Account Value is $75,000 and your Payment Base is $100,000

•	You take a Nonguaranteed Withdrawal in the amount of $5,000

•	Your Account Value will be reduced by $5,000

•	Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

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Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•
Withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charges. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•
The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

If you purchased the GLIA Rider on or after March 1, 2010, the Bonus Percentages were as follows:

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Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you purchased the GLIA Rider between February 25, 2008 and February 28, 2010, the Bonus Percentages were as follows:

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge
We deduct a charge equal to an annual effective rate as follows:

If you purchased your GLIA Rider between March 1, 2009 and December 31, 2011, the annual effective rate of the charge is 0.90% for the Individual GLIA Rider or 1.15% for the Spousal GLIA Rider.

If you purchased your GLIA Rider between February 25, 2008 and February 28, 2009 the annual effective rate of the charge is 0.60% for the Individual GLIA Rider or 0.80% for the Spousal GLIA Rider.

The annual effective rate is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

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GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available in the GLIA Investment Strategies are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Mid Cap Value	Guggenheim VT Long Short Equity
Fidelity VIP Investment Grade Bond	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies
PIMCO VIT Total Return	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
Touchstone VST Active Bond	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT International Bond
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Growth	Invesco V.I. Mid Cap Growth	High Yield
	Fidelity VIP Index 500	Touchstone VST Focused	BlackRock High Yield V.I.
	Fidelity VIP Target Volatility	International	Fidelity VIP High Income
	FT Franklin Growth and Income VIP	American Funds I.S. Global Growth	FT Franklin Income VIP
	FT Franklin Large Cap Growth VIP	American Funds I.S. New World	Short Duration
	FT Franklin Mutual Shares VIP	BlackRock Global Allocation V.I.	Fidelity VIP Government Money Market
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Invesco V.I. Comstock	FT Templeton Foreign VIP	PIMCO VIT Real Return
	TOPS Managed Risk Moderate Growth ETF* Portfolio	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF Fund	FT Templeton Growth VIP
	Touchstone VST Conservative ETF Fund	Invesco V.I. International Growth
	Touchstone VST Large Cap Core Equity	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Moderate ETF Fund	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust

GLIA Investment Strategy 4 (Life Style) – You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 – 50%

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GLIA Investment Strategy 5 (Modern Markets) – You may allocate your investment as indicated below and you cannot change your allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•	Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions after the older Annuitant's 80th birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Each contract year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

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You must take your first annual RMD in the calendar year you turn age 70½. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.	You must be the Owner and primary Annuitant. (You may be the beneficial owner through a custodial account.)

2.	Joint Owners are not allowed.

3.	Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.	You must name your spouse as the Spousal Annuitant.

5.	You must name your spouse as the Owner's Sole Beneficiary and the Annuitant's Sole Beneficiary.

6.
We will accept a legal spouse only, including a same-sex spouse. Where required by state law, the definition of spouse may be expanded to include a civil union partner or domestic partner; however, the surviving partner of a relationship other than marriage is not afforded the benefits of a surviving spouse under the Tax Code and the survivor will incur a taxable event upon the death of his or her partner.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage. If a spouse is removed, you can name new owner's Beneficiaries and Annuitant's Beneficiaries.

•	If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•
If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on your age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using your age.

•
If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

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This Rider will terminate automatically on the earliest of the following dates:

1.	The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.	The date the Payment Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.	The date that you transfer ownership of the contract;

6.	The date you assign the contract or any benefits under the contract or Rider;

7.	The date a Death Benefit is elected under the contract;

8.	On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.	The date you elect an Annuity Benefit under the contract;

10.	The date you cancel this Rider;

11.	The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•	You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options and Systematic Transfer Option are not available.

•	Systematic Transfer Program is not available.

•	Dollar Cost Averaging is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Systematic Contribution Program is not available.

•	The Enhanced Earnings Benefit is not available.

•	Customized Asset Rebalancing Program is not available.

Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.	if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

Examples
Please see Appendix E for hypothetical examples that illustrate how the GLIA Rider works.

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Guaranteed Minimum Withdrawal Benefit (GMWB) Rider
(available from May 1, 2007 to February 24, 2008)

The GMWB is an optional benefit Rider, which you might have purchased for an additional fee. The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider. If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease. Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions
In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary. If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date. If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first. Then we will deduct the Annual Administrative Charge, if applicable, and the Rider fee. See Part 4. After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted. The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect. The initial GWB is equal to your initial contribution. The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined. We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65. Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated. If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date. The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge. A withdrawal charge may still be deducted from your Account Value. See "Withdrawal Charge" in Part 4 and the "Other Important Facts About Withdrawals" section below.

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Overview of the GMWB Rider
If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider. Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance
Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose. In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•	If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•	If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals
Your contributions increase both your Account Value and your GWB dollar-for-dollar. Withdrawals decrease your Account Value dollar-for-dollar. However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year. See the section below titled "Reset and the Effect of Withdrawals on Your GWB and GAWA."

GMWB Fee
We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect. The 0.60% fee is multiplied by the Adjusted GWB. The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year. We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro rata). If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect. We do not deduct the fee during the Guaranteed Payment Phase. This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%. If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase. If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase. Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups. If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider. We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%. Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases and will not receive additional Step-Ups.

Reset and the Effect of Withdrawals on Your GWB and GAWA
Each time you make a Withdrawal, we decrease the GWB. As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or "Reset" the GWB to equal the Account Value, if your Account Value is less than the GWB. Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value. This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA. The new GAWA will be the lesser of:

•	the GAWA before the Withdrawal; or

•	5% of the Account Value after the Withdrawal.

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If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA
After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect. See the section below titled "Guaranteed Payment Phase."

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA. The new LPA will be the lesser of:

•	the LPA before the Withdrawal; or

•	5% of the greater of

o	the Account Value after the Withdrawal; or

o	the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA. If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•	The GAWA and LPA are not cumulative. If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•
If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA. A Withdrawal charge applies to each contribution for the first seven years after you make that contribution. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals." The withdrawal charge is deducted from your Account Value, but not from your GWB.

•	Withdrawals will be taken pro rata from your GMWB Investment Option Portfolios. You cannot make a Withdrawal from specific Portfolios.

•
If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even if a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•	The taxable portion of your Withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

Bonus
We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period. The GMWB Bonus period is the lesser of:

•	the first 10 Contract Years; or

•	each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals. We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

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Each time we apply a Bonus to the GWB, we will recalculate the GAWA. The new GAWA will be the greater of:

•	the GAWA before the Bonus; or

•	5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:

•	the LPA before the Bonus; or

•	5% of the GWB after the Bonus.

Step-Up
Your GWB may increase due to favorable market performance. On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB. If your Account Value is greater than the GWB, we will increase or "step up" the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA. The new GAWA will be the greater of:

•	the GAWA before the Step-Up; or

•	5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:

•	the LPA before the Step-Up; or

•	5% of the GWB after the Step-Up.

Additional Contributions
Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA. The new GAWA will be the lesser of:

•	the GAWA before the additional contribution, plus 5% of the additional contribution; or

•	5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA. The new LPA will be the lesser of:

•	the LPA before the additional contribution, plus 5% of the additional contribution; or

•	5% of the GWB after the additional contribution.

Contribution Limits
Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We may refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs. If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis. You cannot make additional contributions after the Annuitant's 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options
If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

The GMWB Investment Options are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GMWB Rider. The GMWB Investment Options are designed to

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lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GMWB Rider is not selected) may offer the potential for higher returns. Before you select the GMWB Rider, you and your financial representative should carefully consider whether the Investment Options available with the Rider meet your investment objectives and risk tolerance.

GMWB Investment Option 1 – You may invest 100% in the three GMWB Investment Option Portfolios listed below. You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 – 50%

GMWB Investment Option 2 – You may invest 100% in the four GMWB Investment Option Portfolios listed below. You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 – You may invest 100% in the GMWB Investment Option Portfolios listed below. You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category. You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% – 100%	0 – 10%
Fidelity VIP Investment Grade Bond, Service Class 2	Fidelity VIP Government Money Market, Initial Class
Touchstone VST Active Bond

Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2
FT Franklin Growth and Income VIP, Class 2	Fidelity VIP Overseas, Service Class 2
FT Franklin Large Cap Growth VIP, Class 2	FT Franklin Income VIP, Class 2
FT Franklin Mutual Shares VIP, Class 2	FT Franklin Small Cap Value VIP, Class 2
FT Templeton Growth VIP, Class 2	Invesco V.I. American Franchise, Series II
FT Templeton Foreign VIP, Class 2	Morgan Stanley VIF Emerging Markets Equity, Class II
Invesco V.I. Comstock, Series II	Morgan Stanley VIF U.S. Real Estate, Class II
Morgan Stanley VIF Emerging Markets Debt, Class II	Touchstone VST Focused
Touchstone VST Large Cap Core Equity

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

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Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions
The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	No transfers are allowed.

•	You can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•
Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that. Each allocation change starts a 90-day waiting period before you can make another.

•
We will automatically rebalance your GMWB Investment Option Portfolios each contract quarter. The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Required Minimum Distributions
If you have elected the GMWB Rider, we offer a special program (RMD Program) to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code. If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal. In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only. We do not take into account your other assets or distributions in making this calculation. The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year. During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½. If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year. To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program. If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated. Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider. So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset. See "Reset and the Effect of Withdrawals on Your GWB and GAWA," above.

The RMD Program is not available during the Guaranteed Payment Phase. We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations. You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero. During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the "Alternate Death Benefit" section below. We will send you a written notice when the contract enters the Guaranteed Payment Phase.

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During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary. The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•	the LPA is zero;

•	the LPA has not yet been determined; or

•	the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant. If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero. However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates. See "Termination of Rider" section below.

Alternate Death Benefit
If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•	the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary's election in Good Order; or

•	the Death Benefit otherwise payable under the contract.

If the Annuitant's beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period. The Payment Certain Period will be a number of years that is equal to the lesser of:

•	the GWB divided by the GAWA as of the Death Benefit Date; or

•	the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period. If the annual payment is less than $1,000 we will pay the GWB as a lump sum. If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider
Owner's Death
This Rider will terminate on the date you, as owner, die unless:

•	you are also the primary Annuitant; or

•	your sole owner's beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant's Death
This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•	the Account Value, the GWB and the LPA all equal zero;

•	the Guaranteed Payment Phase ends;

•	you transfer ownership of the contract;

•	you assign the contract;

•	a Death Benefit is calculated under the contract;

•	the last Alternate Death Benefit payment is made under this Rider;

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•	you elect an Annuity Benefit under the contract;

•	you request termination of this Rider after the 10th Contract Anniversary; or

•	the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your contract if you elect the GMWB Rider:

•	You cannot cancel the GMWB Rider for 10 Contract Years.

•	Dollar Cost Averaging is not available.

•	Systematic contributions are not available.

•
Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract. If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest. You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs. Keep in mind the following:

•	An additional fee is imposed annually for this benefit.

•	Your Investment Options are limited to the GMWB Investment Option Portfolios.

•	The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•	Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•
The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled "Annuity Benefits."

Guaranteed Return Plus Rider (available from June 26, 2006 to November 24, 2008)

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options
We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.” You could have selected only one of the three Guaranteed Return Plus Investment Options. Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its 10-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

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At the end of the 10-year period:

•
If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•
If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge
We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.

Contribution Limits
You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected. You may not make additional contributions if the 10-year period would end on or after the Maximum Retirement Date. We may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option. You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers
In years 1-7 of the period for each contribution, you may:

•	withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or

•	surrender your contract entirely.
In either case, a withdrawal charge may apply. See Part 4.

In years 8-10 of the accumulation period for each contribution, you may:

•	withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option;

•	surrender your contract entirely; or

•	transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the 10-year accumulation period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

•	You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•	In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•	The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000).

•	Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a 10-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, any withdrawal charges, Rider charges, and any administrative charge that may be due. In addition, if

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the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a 10-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the 10-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis. You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn. We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•
the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•	a Death Benefit is calculated under the contract;

•	you transfer ownership of the contract;

•	you elect an Annuity Benefit under the contract;

•	the contract terminates.

We may stop offering the Guaranteed Return Plus Investment Options at any time.

Enhanced Earnings Benefit Rider (EEB)

The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract. Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit. The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in Good Order, minus contributions adjusted for partial withdrawals. If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant's age on the Contract Date. We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by four. Confirmation of this regular fee transaction will appear on your quarterly statement.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

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The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit.

Any additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

Part 7 – Voting Rights

How Portfolio Shares Are Voted

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value

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allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose cannot be more than 60 days before the shareholders’ meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 – Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments under your Annuity Benefits varies depending on many factors including:

•	our tax status

•	the tax status of the contract

•	the type of retirement plan, if any, for which the contract is purchased

•	the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any applicable state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•	You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•
You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•
You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income to the extent the cash value of your contract exceeds your investment in the contract.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non‑natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

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You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution:

•
Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent the cash value of the contract exceeds your investment in the contract. Withdrawals after any such excess is withdrawn represent a return of your investment in the annuity and are not taxable. Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

•
If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax-free and part is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity. There is an exception to this 10% additional federal tax if:

Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7));

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

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The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elected a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½. The distribution required by April 1 is for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. The owner's beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contribution can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

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Exchanges and Transfers
In some circumstances, you may move money tax-free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from one IRA to another IRA or from another qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs ("conversions") are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum Systematic Withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your Systematic Withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are

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subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the underlying funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders with the underlying funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

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If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled "Withdrawal Charge."

This program is not available with the GLIA Rider or GMWB Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract (such as a traditional IRA) after you turn 70½ years old. The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn 70½ years old. The distribution required by April 1 is for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older, by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider or GMWB Rider. See Part 6.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Money Market Portfolio, to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

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This program is not available in connection with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider. See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is not available with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider. See Part 6.

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Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Strategies, GMWB Investment Options or Guaranteed Return Plus Investment Options may not be made via the Systematic Contribution Program. See Part 6.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
400 Broadway
Cincinnati, OH 45201-3341
ATTN: Request SAI for Integrity Pinnacle (on or before April 30, 1998), Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon), Pinnacle IV (July 16, 2001 to April 30, 2007), Pinnacle V (May 1, 2007 to December 31, 2011) dated May 1, 2019.

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Appendix A

Financial Information for Separate Account I of Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
American Funds I.S. Bond, Class 4 (1480) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.99 $9.75 148,906	$9.82 $9.99 107,633	$10.00 $9.82 59,091	-	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1477) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.55 $9.63 49,604	$9.51 $10.55 42,658	$9.31 $9.51 32,741	$10.00 $9.31 6,599	-	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1472) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.10 $12.59 573,629	$10.92 $14.10 598,445	$11.05 $10.92 572,729	$10.52 $11.05 590,103	$10.48 $10.52 7,493	$10.00 $10.48 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1474) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.80 $15.48 293,012	$12.54 $15.80 249,994	$11.66 $12.54 148,171	$11.11 $11.66 60,689	$10.43 $11.11 44,139	$10.00 $10.43 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1475) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.88 $14.34 823,432	$12.38 $14.88 844,685	$11.30 $12.38 769,216	$11.34 $11.30 713,100	$10.44 $11.34 75,792	$10.00 $10.44 0	-	-	-	-	$10.00 12-12-13

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	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1476) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.10 $11.32 326,914	$10.70 $12.10 337,270	$10.13 $10.70 283,317	$10.40 $10.13 164,265	$10.27 $10.40 51,332	$10.00 $10.27 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. New World, Class 4 (1473) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.66 $9.84 56,667	$9.17 $11.66 51,902	$8.87 $9.17 22,795	$9.33 $8.87 8,051	$10.31 $9.33 3,942	$10.00 $10.31 0	-	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1439) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.87 $17.96 420,298	$13.65 $17.87 382,189	$13.88 $13.65 296,620	$13.23 $13.88 176,702	$12.38 $13.23 145,165	$9.42 $12.38 120,509	$8.43 $9.42 73,484	$10.00 $8.43 13,828	-	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1438) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.18 $11.08 18,404	$10.88 $12.18 31,632	$10.65 $10.88 36,342	$10.92 $10.65 33,935	$10.88 $10.92 36,730	$9.66 $10.88 23,217	$8.93 $9.66 23,781	$10.00 $8.93 9,271	-	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1481) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.19 $10.69 39,799	$10.61 $11.19 14,131	$10.00 $10.61 2,451	-	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1482) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.78 134,930	$9.84 $10.00 72,415	$10.00 $9.84 21,472	-	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (1440) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.07 $14.57 42,956	$15.27 $17.07 41,217	$13.59 $15.27 46,497	$14.53 $13.59 31,881	$13.13 $14.53 39,662	$9.68 $13.13 30,294	$8.29 $9.68 4,187	$10.00 $8.29 3,636	-	-	$10.00 4-28-11

Pinnacle (pre 1-1-12) Integrity	76

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Columbia Variable Portfolio – Small Cap Value, Class 2 (1429) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.53 $22.98 85,530	$25.42 $28.53 103,163	$19.45 $25.42 82,450	$21.09 $19.45 78,974	$20.79 $21.09 64,810	$15.75 $20.79 40,441	$14.38 $15.75 22,835	$15.56 $14.38 15,103	$12.50 $15.56 8,175	$10.00 $12.50 1,302	$10.00 5-2-09
DWS Small Cap Index VIP, Class B (1259) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.32 $15.11 57,752	$15.43 $17.32 59,277	$12.98 $15.43 49,436	$13.86 $12.98 25,227	$13.48 $13.86 28,954	$9.90 $13.48 32,229	$8.68 $9.90 29,070	$9.24 $8.68 47,007	$7.44 $9.24 54,781	$5.98 $7.44 56,321	$10.00 5-1-07
Fidelity VIP Asset Manager, Service Class 2 (1232) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.80 $13.75 29,153	$13.21 $14.80 31,211	$13.05 $13.21 31,816	$13.26 $13.05 32,158	$12.77 $13.26 49,146	$11.24 $12.77 34,569	$10.18 $11.24 30,980	$10.63 $10.18 26,150	$9.48 $10.63 22,842	$7.48 $9.48 28,276	$10.00 5-1-07
Fidelity VIP Balanced, Service Class 2 (1241) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.46 $15.49 78,567	$14.40 $16.46 92,775	$13.67 $14.40 94,695	$13.84 $13.67 99,397	$12.78 $13.84 89,682	$10.88 $12.78 79,976	$9.63 $10.88 77,712	$10.17 $9.63 90,760	$8.77 $10.17 94,021	$6.44 $8.77 50,517	$10.00 5-1-07
Fidelity VIP Contrafund, Service Class 2 (1239) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.17 $16.70 847,598	$15.18 $18.17 969,379	$14.31 $15.18 936,938	$14.48 $14.31 901,427	$13.17 $14.48 966,537	$10.22 $13.17 795,541	$8.94 $10.22 611,626	$9.34 $8.94 531,204	$8.11 $9.34 492,991	$6.08 $8.11 323,641	$10.00 5-1-07
Fidelity VIP Disciplined Small Cap, Service Class 2 (1247) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.84 $14.37 56,061	$16.01 $16.84 64,189	$13.80 $16.01 82,893	$13.81 $13.30 28,472	$13.37 $13.81 43,671	$9.84 $13.37 37,217	$8.43 $9.84 14,064	$8.70 $8.43 8,167	$7.07 $8.70 14,355	$5.89 $7.07 13,297	$10.00 5-1-07
Fidelity VIP Equity-Income, Service Class 2 (1237) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.87 $12.49 112,970	$12.50 $13.87 115,629	$10.79 $12.50 107,409	$11.44 $10.79 94,998	$10.71 $11.44 155,315	$8.51 $10.71 156,442	$7.39 $8.51 99,821	$7.46 $7.39 107,993	$6.59 $7.46 107,003	$5.15 $6.59 103,859	$10.00 5-1-07

Pinnacle (pre 1-1-12) Integrity	77

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Fidelity VIP Freedom 2010, Service Class 2 (1248) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.02 $13.21 22,737	$12.62 $14.02 24,302	$12.19 $12.62 32,798	$12.44 $12.19 35,831	$12.13 $12.44 59,849	$10.88 $12.13 60,242	$9.91 $10.88 61,638	$10.11 $9.91 80,639	$9.12 $10.11 60,325	$7.47 $9.12 57,813	$10.00 5-1-07
Fidelity VIP Freedom 2015, Service Class 2 (1249) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.23 $13.27 82,373	$12.59 $14.23 90,516	$12.12 $12.59 104,398	$12.37 $12.12 99,137	$12.03 $12.37 308,516	$10.71 $12.03 154,603	$9.72 $10.71 140,494	$9.92 $9.72 138,074	$8.94 $9.92 153,782	$7.26 $8.94 126,647	$10.00 5-1-07
Fidelity VIP Freedom 2020, Service Class 2 (1251) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.16 $13.09 201,324	$12.37 $14.16 246,835	$11.87 $12.37 265,576	$12.12 $11.87 328,905	$11.77 $12.12 329,288	$10.34 $11.77 322,940	$9.29 $10.34 350,068	$9.55 $9.29 276,081	$8.48 $9.55 237,065	$6.70 $8.48 156,211	$10.00 5-1-07
Fidelity VIP Freedom 2025, Service Class 2 (1252) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.87 $13.65 241,093	$12.85 $14.87 241,757	$12.31 $12.85 242,431	$12.57 $12.31 250,868	$12.17 $12.57 191,329	$10.33 $12,17 196,480	$9.14 $10.33 191,029	$9.51 $9.14 109,629	$8.36 $9.51 105,083	$6.54 $8.36 85,671	$10.00 5-1-07
Fidelity VIP Freedom 2030, Service Class 2 (1253) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.79 $13.39 25,966	$12.45 $14.79 24,320	$11.89 $12.45 26,186	$12.14 $11.89 26,080	$11.77 $12.14 24,108	$9.85 $11.77 24,021	$8.68 $9.85 24,637	$9.08 $8.68 25,328	$7.96 $9.08 24,198	$6.16 $7.96 24,808	$10.00 5-1-07
Fidelity VIP Government Money Market, Initial Class (1479) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.68 $9.68 89,043	$9.76 $9.68 121,583	$9.89 $9.76 475,918	$10.00 $9.89 1,043,631	-	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (1238) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.67 $20.26 292,230	$15.57 $20.67 270,483	$15.73 $15.57 177,597	$14.95 $15.73 124,598	$13.67 $14.95 132,039	$10.21 $13.67 110,994	$9.07 $10.21 67,001	$9.21 $9.07 43,042	$7.56 $9.21 33,133	$6.00 $7.56 22,735	$10.00 5-1-07

Pinnacle (pre 1-1-12) Integrity	78

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Fidelity VIP High Income, Service Class 2 (1218) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.04 $14.27 57,628	$14.29 $15.04 87,098	$12.71 $14.29 82,076	$13.43 $12.71 219,081	$13.52 $13.43 69,904	$12.99 $13.52 73,896	$11.58 $12.99 70,658	$11.34 $11.58 59,933	$10.13 $11.34 62,429	$7.17 $10.13 54,803	$10.00 5-1-07
Fidelity VIP Index 500, Service Class 2 (1240) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.09 $16.97 1,177,004	$15.14 $18.09 1,233,746	$13.78 $15.14 1,245,665	$13.85 $13.78 1,194,813	$12.42 $13.85 411,238	$9.56 $12.42 287,547	$8.40 $9.56 205,003	$8.38 $8.40 156,215	$7.42 $8.38 140,143	$5.97 $7.42 100,119	$10.00 5-1-07
Fidelity VIP Investment Grade Bond, Service Class 2 (1219) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.13 $12.82 1,515,833	$12.82 $13.13 1,654,160	$12.46 $12.82 1,414,441	$12.77 $12.46 1,028,205	$12.28 $12.77 738,106	$12.74 $12.28 527,890	$12.25 $12.74 357,158	$11.63 $12.25 255,917	$10.98 $11.63 221,551	$9.66 $10.98 134,670	$10.00 5-1-07
Fidelity VIP Mid Cap, Service Class 2 (1244) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.87 $15.83 94,863	$15.90 $18.87 117,499	$14.43 $15.90 122,745	$14.90 $14.43 125,878	$14.27 $14.90 153,791	$10.67 $14.27 145,288	$9.46 $10.67 117,436	$10.78 $9.46 169,562	$8.52 $10.78 213,206	$6.19 $8.52 173,502	$10.00 5-1-07
Fidelity VIP Overseas, Service Class 2 (1220) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.71 $8.95 75,943	$8.37 $10.71 80,452	$8.97 $8.37 105,464	$8.82 $8.97 98,233	$9.77 $8.82 143,482	$7.62 $9.77 114,491	$6.43 $7.62 109,272	$7.91 $6.43 105,918	$7.12 $7.91 98,654	$5.73 $7.12 72,162	$10.00 5-1-07
Fidelity VIP Target Volatility, Service Class 2 (1471) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.32 $11.40 174,399	$10.76 $12.32 182,132	$10.41 $10.76 168,327	$10.71 $10.41 81,526	$10.29 $10.71 20,447	$10.00 $10.29 0	-	-	-	-	$10.00 12-12-13
FT Franklin Growth & Income VIP, Class 2 (1215) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.97 $14.06 112,318	$13.12 $14.97 148,758	$11.94 $13.12 129,605	$12.24 $11.94 107,058	$11.39 $12.24 114,433	$8.93 $11.39 108,505	$8.08 $8.93 75,244	$8.02 $8.08 79,065	$6.98 $8.02 63,260	$5.60 $6.98 49,106	$10.00 5-1-07

Pinnacle (pre 1-1-12) Integrity	79

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
FT Franklin Income VIP, Class 2 (1216) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.04 $13.23 429,452	$13.01 $14.04 468,377	$11.59 $13.01 398,204	$12.66 $11.59 324,499	$12.29 $12.66 845,000	$10.96 $12.29 718,378	$9.88 $10.96 463,369	$9.80 $9.88 404,204	$8.84 $9.80 269,965	$6.62 $8.84 242,280	$10.00 5-1-07
FT Franklin Large Cap Growth VIP, Class 2 (1211) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.52 $16.03 127,209	$13.10 $16.52 166,659	$13.55 $13.10 133,373	$13.03 $13.55 105,155	$11.77 $13.03 92,328	$9.29 $11.77 92,361	$8.40 $9.29 98,470	$8.66 $8.40 99,133	$7.88 $8.66 73,769	$6.17 $7.88 20,993	$10.00 5-1-07
FT Franklin Mutual Shares VIP, Class 2 (1214) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.19 $11.81 832,094	$12.36 $13.19 925,344	$10.82 $12.36 884,017	$11.56 $10.82 753,759	$10.96 $11.56 972,288	$8.68 $10.96 760,312	$7.72 $8.68 517,420	$7.92 $7.72 418,819	$7.24 $7.92 193,841	$5.83 $7.24 119,851	$10.00 5-1-07
FT Franklin Small Cap Value VIP, Class 2 (1217) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.49 $15.00 52,060	$16.05 $17.49 52,158	$12.52 $16.05 70,181	$13.74 $12.52 65,830	$13.87 $13.74 71,111	$10.34 $13.87 52,949	$8.87 $10.34 43,433	$9.37 $8.87 33,570	$7.42 $9.37 24,023	$5.83 $7.42 22,511	$10.00 5-1-07
FT Templeton Foreign VIP, Class 2 (1210) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.73 $8.93 538,749	$9.34 $10.73 764,991	$8.85 $9.34 472,714	$9.61 $8.85 368,234	$10.99 $9.61 325,636	$9.08 $10.99 211,354	$7.80 $9.08 138,368	$8.86 $7.80 111,173	$8.31 $8.86 92,042	$6.16 $8.31 57,610	$10.00 5-1-07
FT Templeton Global Bond VIP, Class 2 (1410) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.34 $9.38 372,728	$9.31 $9.34 383,422	$9.19 $9.31 357,999	$9.75 $9.19 347,142	$9.73 $9.75 298,637	$10.00 $9.73 191,027	-	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (1213) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.52 $9.65 48,806	$9.87 $11.52 50,275	$9.15 $9.87 87,305	$9.93 $9.15 94,347	$10.38 $9.93 110,285	$8.06 $10.38 348,384	$6.76 $8.06 88,148	$7.39 $6.76 100,462	$6.99 $7.39 92,179	$5.41 $6.99 405,142	$10.00 5-1-07

Pinnacle (pre 1-1-12) Integrity	80

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Guggenheim VT Global Managed Futures Strategy (1428) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.51 $5.83 65,752	$6.08 $6.51 47,849	$7.25 $6.08 54,822	$7.48 $7.25 51,949	$6.78 $7.48 71,734	$6.71 $6.78 35,140	$7.68 $6.71 33,537	$8.53 $7.68 30,141	$8.98 $8.53 21,356	$9.51 $8.98 14,569	$10.00 11-24-08
Guggenheim VT Long Short Equity (1406) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.27 $9.66 5,292	$9.96 $11.27 5,693	$10.05 $9.96 6,572	$10.08 $10.05 8,052	$9.96 $10.08 28,263	$8.62 $9.96 13,595	$8.38 $8.62 18,830	$9.11 $8.38 24,729	$8.32 $9.11 39,748	$6.64 $8.32 36,427	$10.00 2-25-08
Guggenheim VT Multi-Hedge Strategies (1407) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.84 $8.26 14,149	$8.66 $8.84 15,407	$8.84 $8.66 17,627	$8.82 $8.84 21,603	$8.56 $8.82 26,018	$8.55 $8.56 34,565	$8.50 $8.55 62,174	$8.35 $8.50 34,313	$7.99 $8.35 30,845	$8.39 $7.99 20,624	$10.00 2-25-08
Invesco V.I. American Franchise, Series II (1208) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.15 $19.07 107,355	$16.11 $20.15 109,862	$16.04 $16.11 61,486	$15.56 $16.04 67,302	$14.61 $15.56 56,623	$10.61 $14.61 40,553	$9.51 $10.61 32,548	$10.32 $9.51 23,333	$8.76 $10.32 19,103	$5.37 $8.76 17,332	$10.00 5-1-07
Invesco V.I. American Value, Series II (1221) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.84 $15.30 246,398	$16.52 $17.84 262,645	$14.57 $16.52 218,983	$16.32 $14.57 153,460	$15.14 $16.32 112,114	$11.48 $15.14 74,999	$9.96 $11.48 39,748	$10.04 $9.96 82,910	$8.35 $10.04 48,485	$6.09 $8.35 10,212	$10.00 5-1-08
Invesco V.I. Comstock, Series II (1209) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.20 $13.98 428,149	$14.00 $16.20 483,331	$12.15 $14.00 525,291	$13.16 $12.15 416,617	$12.25 $13.16 322,512	$9.17 $12.25 217,073	$7.84 $9.17 122,031	$8.13 $7.84 62,772	$7.14 $8.13 34,486	$5.65 $7.14 20,340	$10.00 5-1-07
Invesco V.I. International Growth, Series II (1437) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.45 $10.39 202,272	$10.30 $12.45 222,664	$10.54 $10.30 206,069	$10.99 $10.54 149,967	$11.15 $10.99 101,009	$9.54 $11.15 44,373	$8.41 $9.54 15,114	$10.00 $8.41 2,523	-	-	$10.00 4-29-11

Pinnacle (pre 1-1-12) Integrity	81

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Invesco V.I. Mid Cap Growth, Series II (1483) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.41 $11.50 23,022	$10.32 $12.41 15,127	$10.00 $10.32 8,342	-	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (1256) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.86 $13.60 14,840	$13.78 $14.86 45,361	$12.65 $13.78 48,969	$13.01 $12.65 22,242	$12.84 $13.01 27,944	$14.29 $12.84 34,800	$12.32 $14.29 52,124	$11.71 $12.32 35,145	$10.83 $11.71 34,791	$8.46 $10.83 21,404	$10.00 5-1-07
Morgan Stanley VIF Emerging Markets Equity, Class II (1258) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.06 $8.98 98,367	$8.32 $11.06 103,119	$7.92 $8.32 159,232	$9.01 $7.92 146,535	$9.59 $9.01 164,718	$9.85 $9.59 115,575	$8.35 $9.85 89,310	$10.37 $8.35 113,920	$8.86 $10.37 102,605	$5.29 $8.86 76,982	$10.00 5-1-07
Morgan Stanley VIF U.S. Real Estate, Class II (1254) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.03 $11.81 173,563	$12.87 $13.03 196,335	$12.27 $12.87 238,780	$12.22 $12.27 197,346	$9.59 $12.22 170,159	$9.58 $9.59 123,538	$8.41 $9.58 103,797	$8.09 $8.41 119,539	$6.34 $8.09 104,983	$5.01 $6.34 83,260	$10.00 5-1-07
PIMCO VIT All Asset, Advisor Class (1405) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.51 $12.58 8,437	$12.10 $13.51 42,420	$10.89 $12.10 50,410	$12.18 $10.89 14,904	$12.31 $12.18 34,411	$12.49 $12.31 33,517	$11.06 $12.49 29,297	$11.02 $11.06 24,277	$9.90 $11.02 17,273	$8.28 $9.90 13,622	$10.00 2-25-08
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$4.30 $3.64 288,914	$4.28 $4.30 386,830	$3.79 $4.28 352,623	$5.18 $3.79 254,251	$6.46 $5.18 166,846	$7.70 $6.46 145,207	$7.44 $7.70 133,517	$8.17 $7.44 181,890	$6.68 $8.17 160,038	$4.79 $6.68 103,906	$10.00 2-25-08
PIMCO VIT International Bond (US Dollar Hedged), Advisor Class (1484) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.37 $10.41 971	$10.26 $10.37 972	$10.00 $10.26 964	-	-	-	-	-	-	-	$10.00 4-29-16

Pinnacle (pre 1-1-12) Integrity	82

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
PIMCO VIT Long-Term U.S. Government, Advisor Class (1409) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.60 $10.17 15,980	$9.89 $10.60 17,093	$9.99 $9.89 28,121	$10.30 $9.99 19,717	$8.44 $10.30 1,260	$10.00 $8.44 0	-	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1402) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.02 $10.87 235,818	$11.06 $11.02 170,725	$11.09 $11.06 256,595	$11.23 $11.09 87,977	$11.33 $11.23 43,272	$11.53 $11.33 48,074	$11.08 $11.53 35,040	$11.14 $11.08 26,169	$10.76 $11.14 14,816	$9.65 $10.76 13,089	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (1403) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.82 $11.37 37,455	$11.60 $11.82 37,642	$11.21 $11.60 33,351	$11.71 $11.21 33,071	$11.55 $11.71 43,276	$12.94 $11.55 46,227	$12.10 $12.94 42,484	$11.01 $12.10 28,710	$10.36 $11.01 29,967	$8.90 $10.36 25,473	$10.00 2-25-08
PIMCO VIT Total Return, Advisor Class (1401) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.52 $13.22 1,956,885	$13.10 $13.52 2,150,097	$12.97 $13.10 1,996,022	$13.13 $12.97 1,814,365	$12.80 $13.13 1,823,246	$13.28 $12.80 1,409,481	$12.32 $13.28 1,129,174	$12.09 $12.32 732,653	$11.37 $12.09 628,526	$10.14 $11.37 375,943	$10.00 2-25-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1411) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.43 $10.42 280,590	$10.19 $11.43 291,176	$9.76 $10.19 279,342	$10.59 $9.76 160,976	$10.47 $10.59 87,127	$10.00 $10.47 0	-	-	-	-	$10.00 4-30-13
Touchstone VST Active Bond (1261) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.25 $12.83 707,402	$13.00 $13.25 692,517	$12.46 $13.00 571,593	$12.82 $12.46 394,023	$12.54 $12.82 393,191	$13.02 $12.54 370,476	$12.56 $13.02 353,265	$11.77 $12.56 328,659	$11.11 $11.77 56,469	$9.82 $11.11 35,887	$10.00 5-1-07
Touchstone VST Focused (1262) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.87 $17.09 370,115	$16.86 $18.87 420,853	$15.14 $16.86 485,969	$15.08 $15.14 455,984	$13.55 $15.08 196,480	$10.21 $13.55 182,879	$8.65 $10.21 142,983	$9.90 $8.65 142,112	$8.27 $9.90 123,146	$6.04 $8.27 91,834	$10.00 5-1-07

Pinnacle (pre 1-1-12) Integrity	83

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Touchstone VST Large Cap Core Equity (1266) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.17 $14.88 382,723	$13.54 $16.17 585,992	$12.63 $13.54 705,686	$13.37 $12.63 512,469	$11.81 $13.37 808,818	$9.12 $11.81 620,813	$8.27 $9.12 718,951	$8.15 $8.27 535,797	$7.38 $8.15 618,294	$6.04 $7.38 218,089	$10.00 5-1-07
Touchstone VST Aggressive ETF (1224) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.69 $21.49 107,999	$20.51 $23.69 116,071	$19.30 $20.51 105,805	$19.62 $19.30 115,083	$18.54 $19.62 117,207	$15.32 $18.54 125,323	$13.83 $15.32 103,912	$14.05 $13.83 103,603	$12.61 $14.05 87,560	$10.00 $12.61 71,971	$10.00 4-27-09
Touchstone VST Conservative ETF (1223) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.80 $14.93 465,681	$14.58 $15.80 325,885	$14.03 $14.58 356,955	$14.28 $14.03 442,182	$13.79 $14.28 443,031	$12.91 $13.79 450,450	$12.28 $12.91 301,642	$12.06 $12.28 207,377	$11.26 $12.06 97,493	$10.00 $11.26 83,475	$10.00 4-27-09
Touchstone VST Moderate ETF (1222) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.41 $14.26 172,058	$13.77 $15.41 223,850	$13.09 $13.77 230,542	$13.32 $13.09 248,177	$12.65 $13.32 261,364	$11.05 $12.65 317,461	$10.21 $11.05 356,794	$10.18 $10.21 364,476	$9.30 $10.18 344,098	$8.04 $9.30 242,597	$10.00 4-25-08
Touchstone VST Aggressive ETF – Guaranteed Return Plus Option (1231) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.46 $20.26 0	$19.57 $22.46 11,826	$18.53 $19.57 26,209	$18.95 $18.53 29,847	$18.02 $18.95 34,528	$14.98 $18.02 41,064	$13.60 $14.98 41,505	$13.91 $13.60 42,016	$12.55 $13.91 45,791	$10.00 $12.55 47,914	$10.00 4-27-09
Touchstone VST Conservative ETF – Guaranteed Return Plus Option (1229) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.98 $14.07 537	$13.91 $14.98 35,216	$13.46 $13.91 38,105	$13.79 $13.46 39,174	$13.40 $13.79 42,534	$12.62 $13.40 44,016	$12.08 $12.62 44,776	$11.94 $12.08 44,792	$11.21 $11.94 44,808	$10.00 $11.21 47,773	$10.00 4-27-09
Touchstone VST Moderate ETF – Guaranteed Return Plus Option (1230) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.85 $17.34 3,283	$16.95 $18.85 16,953	$16.21 $16.95 32,388	$16.60 $16.21 30,745	$15.86 $16.60 40,130	$13.93 $15.86 57,394	$12.95 $13.93 65,173	$13.00 $12.95 89,754	$11.94 $13.00 91,550	$10.00 $11.94 90,072	$10.00 4-27-09

Pinnacle (pre 1-1-12) Integrity	84

Financial Information for Separate Account I of Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between July 16, 2001 and April 30, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
American Funds I.S. Bond, Class 4 (1448) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.77 0	$9.83 $10.00 0	$10.00 $9.83 0	-	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1447) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.58 $9.67 1,290	$9.53 $10.58 1,465	$9.32 $9.53 1,647	$10.00 $9.32 43	-	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1442) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.15 $12.66 149,135	$10.95 $14.15 172,363	$11.07 $10.95 204,535	$10.53 $11.07 226,121	$10.48 $10.53 1,894	$10.00 $10.48 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1444) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.87 $15.56 7,518	$12.58 $15.87 8,184	$11.69 $12.58 8,047	$11.13 $11.69 7,451	$10.43 $11.13 2,971	$10.00 $10.43 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1445) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.94 $14.42 192,920	$12.42 $14.94 221,814	$11.32 $12.42 263,425	$11.35 $11.32 279,691	$10.44 $11.35 4,763	$10.00 $10.44 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1446) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.15 $11.38 8,511	$10.73 $12.15 12,801	$10.15 $10.73 12,778	$10.41 $10.15 10,235	$10.27 $10.41 3,852	$10.00 $10.27 0	-	-	-	-	$10.00 12-12-13

Pinnacle (pre 1-1-12) Integrity	85

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
American Funds I.S. New World, Class 4 (1443) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.71 $9.89 1,696	$9.20 $11.71 2,386	$8.89 $9.20 4,123	$9.34 $8.89 4,716	$10.31 $9.34 0	$10.00 $10.31 0	-	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1436) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.99 $18.10 7,698	$13.73 $17.99 8,532	$13.95 $13.73 6,954	$13.28 $13.95 6,790	$12.41 $13.28 7,440	$9.44 $12.41 1,575	$8.43 $9.44 4,261	$10.00 $8.43 5,808	-	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1435) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.26 $11.17 29,880	$10.94 $12.26 31,447	$10.70 $10.94 31,277	$10.96 $10.70 29,289	$10.91 $10.96 27,350	$9.68 $10.91 2,266	$8.93 $9.68 1,443	$10.00 $8.93 9,085	-	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1412) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.21 $10.72 62	$10.62 $11.21 62	$10.00 $10.62 0	-	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1413) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.02 $9.80 0	$9.85 $10.02 0	$10.00 $9.85 0	-	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (1432) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.19 $14.69 3,216	$15.36 $17.19 9,030	$13.66 $15.36 13,202	$14.58 $13.66 17,089	$13.17 $14.58 9,267	$9.69 $13.17 7,440	$8.29 $9.69 2,831	$10.00 $8.29 3,657	-	-	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (1425) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.78 $23.21 1,142	$25.62 $28.78 1,267	$19.59 $25.62 1,345	$21.21 $19.59 1,088	$20.89 $21.21 2,292	$15.81 $20.89 3,532	$14.42 $15.81 5,552	$15.59 $14.42 6,832	$12.51 $15.59 24,990	$10.00 $12.51 922	$10.00 5-2-09

Pinnacle (pre 1-1-12) Integrity	86

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
DWS Small Cap Index VIP, Class A (254) [14] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.40 $25.72 978	$26.09 $29.40 987	$21.87 $26.09 1,067	$23.27 $21.87 1,074	$22.54 $23.27 1,475	$16.50 $22.54 1,492	$14.40 $16.50 3,156	$15.29 $14.40 5,849	$12.27 $15.29 5,964	$9.84 $12.27 7,767	$10.00
DWS Small Cap Index VIP, Class B (284) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.37 $23.89 5,372	$24.36 $27.37 6,654	$20.48 $24.36 10,842	$21.84 $20.48 12,565	$21.21 $21.84 14,090	$15.56 $21.21 17,417	$13.63 $15.56 19,801	$14.49 $13.63 22,673	$11.66 $14.49 28,656	$9.37 $11.66 33,380	$10.00
Fidelity VIP Asset Manager, Service Class 2 (232) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.77 $16.53 14,948	$15.86 $17.77 16,013	$15.64 $15.86 15,673	$15.88 $15.64 16,280	$15.27 $15.88 10,634	$13.44 $15.27 7,499	$12.15 $13.44 8,388	$12.68 $12.15 13,301	$11.29 $12.68 18,324	$8.90 $11.29 18,139	$10.00
Fidelity VIP Balanced, Service Class 2 (214) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.74 $22.35 36,579	$20.74 $23.74 44,965	$19.68 $20.74 48,313	$19.89 $19.68 56,861	$18.35 $19.89 62,025	$15.61 $18.35 69,231	$13.79 $15.61 80,678	$14.55 $13.79 93,795	$12.54 $14.55 126,662	$9.20 $12.54 90,465	$10.00
Fidelity VIP Contrafund, Service Class 2 (239) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.82 $28.35 151,893	$25.72 $30.82 174,672	$24.22 $25.72 194,085	$24.48 $24.22 218,730	$22.25 $24.48 252,958	$17.24 $22.25 303,061	$15.06 $17.24 416,792	$15.72 $15.06 477,761	$13.64 $15.72 617,972	$10.22 $13.64 678,811	$10.00
Fidelity VIP Disciplined Small Cap, Service Class 2 (1298) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.91 $14.45 11,067	$16.06 $16.91 14,695	$13.33 $16.06 15,612	$13.82 $13.33 23,598	$13.37 $13.82 29,475	$9.83 $13.37 27,990	$8.42 $9.83 26,897	$8.68 $8.42 32,413	$7.04 $8.68 36,672	$5.86 $7.04 40,273	$10.00 4-27-07
Fidelity VIP Equity-Income, Service Class 2 (237) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.76 $18.71 27,535	$18.70 $20.76 45,716	$16.12 $18.70 47,200	$17.08 $16.12 50,851	$15.98 $17.08 59,784	$12.68 $15.98 66,631	$10.99 $12.68 79,777	$11.08 $10.99 111,348	$9.79 $11.08 186,658	$7.65 $9.79 229,942	$10.00
_________________________________________________________ [14] Only available on certain contracts.

Pinnacle (pre 1-1-12) Integrity	87

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Fidelity VIP Freedom 2010, Service Class 2 (1283) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.28 $13.47 4,831	$12.84 $14.28 4,832	$12.38 $12.84 4,833	$12.63 $12.38 5,238	$12.30 $12.63 5,239	$11.03 $12.30 5,399	$10.03 $11.03 5,796	$10.22 $10.03 12,551	$9.21 $10.22 7,863	$7.54 $9.21 15,417	$10.00 4-30-07
Fidelity VIP Freedom 2015, Service Class 2 (1284) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.51 $13.55 124	$12.83 $14.51 131	$12.33 $12.83 138	$12.57 $12.33 144	$12.22 $12.57 398	$10.86 $12.22 1,159	$9.85 $10.86 1,314	$10.05 $9.85 3,910	$9.04 $10.05 4,647	$7.34 $9.04 1,614	$10.00 4-30-07
Fidelity VIP Freedom 2020, Service Class 2 (1285) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.47 $13.39 4,727	$12.63 $14.47 4,727	$12.11 $12.63 4,727	$12.34 $12.11 4,727	$11.98 $12.34 4,727	$10.51 $11.98 4,727	$9.43 $10.51 9,149	$9.69 $9.43 15,815	$8.60 $9.69 16,190	$6.79 $8.60 22,796	$10.00 4-30-07
Fidelity VIP Freedom 2025, Service Class 2 (1286) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.21 $13.97 2,275	$13.12 $15.21 2,277	$12.56 $13.12 2,279	$12.81 $12.56 2,281	$12.40 $12.81 2,284	$10.51 $12.40 2,286	$9.29 $10.51 2,289	$9.65 $9.29 2,292	$8.48 $9.65 2,295	$6.63 $8.48 2,298	$10.00 4-30-07
Fidelity VIP Freedom 2030, Service Class 2 (1287) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.15 $13.73 1,247	$12.74 $15.15 1,729	$12.15 $12.74 1,729	$12.40 $12.15 38	$12.01 $12.40 38	$10.04 $12.01 38	$8.84 $10.04 39	$9.23 $8.84 3,604	$8.08 $9.23 2,301	$6.25 $8.08 2,324	$10.00 4-30-07
Fidelity VIP Government Money Market, Initial Class (1295) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.70 $9.72 52,478	$9.78 $9.70 63,842	$9.90 $9.78 114,213	$10.00 $9.90 207,202	-	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (238) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.14 $20.74 26,240	$15.91 $21.14 32,286	$16.05 $15.91 37,786	$15.24 $16.05 49,140	$13.93 $15.24 70,906	$10.39 $13.93 68,504	$9.22 $10.39 78,170	$9.36 $9.22 108,112	$7.66 $9.36 116,565	$6.08 $7.66 144,832	$10.00

Pinnacle (pre 1-1-12) Integrity	88

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Fidelity VIP High Income, Service Class 2 (286) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.54 $20.46 5,339	$20.45 $21.54 10,740	$18.17 $20.45 14,350	$19.18 $18.17 20,132	$19.29 $19.18 14,297	$18.52 $19.29 35,510	$16.49 $18.52 47,896	$16.13 $16.49 56,380	$14.40 $16.13 90,498	$10.18 $14.40 117,703	$10.00
Fidelity VIP Index 500, Service Class 2 (1291) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.65 $17.51 224,074	$15.59 $18.65 255,202	$14.17 $15.59 307,902	$14.23 $14.17 348,839	$12.74 $14.23 120,740	$9.80 $12.74 149,657	$8.60 $9.80 173,076	$8.58 $8.60 215,200	$7.59 $8.58 341,716	$6.09 $7.59 425,327	$10.00 4-27-07
Fidelity VIP Investment Grade Bond, Service Class 2 (408) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.24 $13.92 20,154	$13.89 $14.24 27,116	$13.49 $13.89 29,409	$13.81 $13.49 25,228	$13.26 $13.81 46,606	$13.74 $13.26 51,929	$13.21 $13.74 82,739	$12.52 $13.21 113,156	$11.81 $12.52 350,237	$10.38 $11.81 402,867	$10.00
Fidelity VIP Mid Cap, Service Class 2 (242) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.73 $34.21 37,586	$34.29 $40.73 44,746	$31.08 $34.29 51,940	$32.06 $31.08 66,610	$30.68 $32.06 82,312	$22.92 $30.68 108,949	$20.30 $22.92 154,080	$23.10 $20.30 188,328	$18.23 $23.10 385,667	$13.24 $18.23 418,986	$10.00
Fidelity VIP Overseas, Service Class 2 (409) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.06 $15.12 17,971	$14.10 $18.06 23,769	$15.10 $14.10 20,035	$14.84 $15.10 22,542	$16.42 $14.84 29,422	$12.80 $16.42 32,434	$10.79 $12.80 45,329	$13.24 $10.79 56,566	$11.91 $13.24 76,388	$9.57 $11.91 97,441	$10.00
Fidelity VIP Target Volatility, Service Class 2 (1441) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.37 $11.46 1,729	$10.80 $12.37 1,729	$10.43 $10.80 1,729	$10.72 $10.43 1,796	$10.29 $10.72 1,889	$10.00 $10.29 0	-	-	-	-	$10.00 12-12-13
FT Franklin Growth & Income VIP, Class 2 (216) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.56 $23.09 34,473	$21.51 $24.56 45,174	$19.55 $21.51 49,275	$20.02 $19.55 56,319	$18.61 $20.02 71,261	$14.57 $18.61 83,757	$13.18 $14.57 101,084	$13.06 $13.18 144,473	$11.35 $13.06 197,718	$9.10 $11.35 243,275	$10.00
FT Franklin Income VIP, Class 2 (215) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.98 $23.56 71,894	$23.11 $24.98 91,170	$20.57 $23.11 94,496	$22.46 $20.57 104,930	$21.78 $22.46 265,107	$19.40 $21.78 301,385	$17.47 $19.40 376,904	$17.32 $17.47 438,623	$15.59 $17.32 478,068	$11.67 $15.59 532,723	$10.00

Pinnacle (pre 1-1-12) Integrity	89

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
FT Franklin Large Cap Growth VIP, Class 2 (217) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.11 $24.38 10,990	$19.89 $25.11 13,169	$20.55 $19.89 13,954	$19.74 $20.55 18,843	$17.81 $19.74 42,491	$14.05 $17.81 26,023	$12.69 $14.05 29,101	$13.07 $12.69 33,665	$11.89 $13.07 63,345	$9.30 $11.89 61,571	$10.00
FT Franklin Mutual Shares VIP, Class 2 (219) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.63 $22.07 36,594	$23.07 $24.63 45,219	$20.17 $23.07 48,584	$21.53 $20.17 58,018	$20.39 $21.53 191,885	$16.13 $20.39 222,539	$14.33 $16.13 262,292	$14.69 $14.33 281,187	$13.41 $14.69 174,314	$10.79 $13.41 193,761	$10.00
FT Franklin Small Cap Value VIP, Class 2 (1288) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.72 $15.21 462	$16.25 $17.72 462	$12.67 $16.25 1,858	$13.88 $12.67 1,061	$14.00 $13.88 2,365	$10.43 $14.00 5,223	$8.94 $10.43 5,445	$9.42 $8.94 10,864	$7.46 $9.42 27,916	$5.86 $7.46 8,895	$10.00 4-30-07
FT Templeton Foreign VIP, Class 2 (218) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.41 $18.67 21,703	$19.48 $22.41 25,547	$18.45 $19.48 26,406	$20.02 $18.45 34,363	$22.86 $20.02 42,269	$18.86 $22.86 56,680	$16.19 $18.86 67,998	$18.38 $16.19 81,502	$17.20 $18.38 109,845	$12.74 $17.20 108,595	$10.00
FT Templeton Global Bond VIP, Class 2 (1234) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.39 $9.43 69,480	$9.35 $9.39 81,684	$9.21 $9.35 95,781	$9.77 $9.21 110,350	$9.73 $9.77 26,809	$10.00 $9.73 35,557	-	-	-	-	$10.00 4-30-13
FT Templeton Growth, Class 2 (220) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.54 $18.91 17,219	$19.30 $22.54 21,200	$17.87 $19.30 23,026	$19.39 $17.87 26,514	$20.24 $19.39 30,026	$15.70 $20.24 103,744	$13.16 $15.70 42,781	$14.35 $13.16 52,202	$13.56 $14.35 90,145	$10.50 $13.56 282,639	$10.00
Guggenheim VT Global Managed Futures Strategy (1424) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.57 $5.89 348	$6.13 $6.57 373	$7.30 $6.13 450	$7.52 $7.30 1,232	$6.81 $7.52 1,261	$6.74 $6.81 2,054	$7.70 $6.74 2,291	$8.55 $7.70 3,280	$8.99 $8.55 10,237	$9.51 $8.99 16,330	$10.00 11-24-08
Guggenheim VT Long Short Equity (1420) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.38 $9.76 1,038	$10.05 $11.38 1,189	$10.13 $10.05 2,166	$10.15 $10.13 3,284	$10.02 $10.15 3,934	$8.66 $10.02 7,236	$8.41 $8.66 9,038	$9.14 $8.41 11,433	$8.34 $9.14 14,908	$6.65 $8.34 18,045	$10.00 2-25-08

Pinnacle (pre 1-1-12) Integrity	90

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Guggenheim VT Multi-Hedge Strategies (1421) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.93 $8.36 3,747	$8.74 $8.93 3,864	$8.91 $8.74 5,229	$8.88 $8.91 5,685	$8.61 $8.88 6,829	$8.59 $8.61 9,958	$8.53 $8.59 11,232	$8.37 $8.53 11,590	$8.00 $8.37 16,098	$8.40 $8.00 20,404	$10.00 2-25-08
Invesco V.I. American Franchise, Series II (209) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.34 $27.79 6,548	$23.44 $29.34 7,125	$23.31 $23.44 4,564	$22.58 $23.31 7,386	$21.19 $22.58 6,849	$15.38 $21.19 31,459	$13.76 $15.38 11,470	$14.92 $13.76 16,843	$12.66 $14.92 15,983	$7.75 $12.66 27,973	$10.00
Invesco V.I. American Value, Series II (1206) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.02 $15.47 2,729	$16.67 $18.02 3,365	$14.68 $16.67 4,053	$16.43 $14.68 6,441	$15.23 $16.43 8,367	$11.54 $15.23 8,693	$10.00 $11.54 37,891	$10.07 $10.00 23,640	$8.36 $10.07 16,608	$6.10 $8.36 195	$10.00 5-1-08
Invesco V.I. Comstock, Series II (208) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.32 $25.32 9,680	$25.30 $29.32 9,197	$21.95 $25.30 9,480	$23.74 $21.95 10,314	$22.08 $23.74 14,162	$16.52 $22.08 15,970	$14.09 $16.52 20,537	$14.61 $14.09 27,507	$12.81 $14.61 30,853	$10.12 $12.81 44,369	$10.00
Invesco V.I. International Growth, Series II (1434) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.53 $10.47 3,967	$10.36 $12.53 4,338	$10.59 $10.36 4,693	$11.03 $10.59 4,622	$11.18 $11.03 4,398	$9.56 $11.18 3,191	$8.41 $9.56 2,530	$10.00 $8.41 366	-	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Series II (1449) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.43 $11.53 190	$10.33 $12.43 502	$10.00 $10.33 712	-	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (1289) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.11 $13.84 7,861	$13.99 $15.11 9,558	$12.84 $13.99 10,905	$13.18 $12.84 13,755	$13.00 $13.18 22,898	$14.46 $13.00 31,565	$12.45 $14.46 32,520	$11.81 $12.45 50,406	$10.92 $11.81 66,662	$8.52 $10.92 92,319	$10.00 4-28-07
Morgan Stanley VIF Emerging Markets Equity, Class II (210) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.66 $31.43 8,098	$29.05 $38.66 12,027	$27.64 $29.05 13,800	$31.41 $27.64 15,427	$33.40 $31.41 21,275	$34.26 $33.40 29,280	$29.01 $34.26 41,754	$36.01 $29.01 38,821	$30.72 $36.01 56,168	$18.32 $30.72 70,811	$10.00

Pinnacle (pre 1-1-12) Integrity	91

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Morgan Stanley VIF U.S. Real Estate, Class II (1299) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.32 $11.18 15,606	$12.16 $12.32 23,300	$11.58 $12.16 33,265	$11.52 $11.58 38,771	$9.04 $11.52 59,066	$9.01 $9.04 83,064	$7.91 $9.01 107,197	$7.59 $7.91 120,998	$5.95 $7.59 171,919	$4.70 $5.95 188,478	$10.00 4-28-07
PIMCO VIT All Asset, Advisor Class (1419) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.65 $12.72 10,127	$12.21 $13.65 11,975	$10.98 $12.21 12,427	$12.26 $10.98 11,997	$12.39 $12.26 29,634	$12.56 $12.39 41,985	$11.10 $12.56 37,021	$11.05 $11.10 42,358	$9.92 $11.05 30,329	$8.29 $9.92 16,311	$10.00 2-25-08
PIMCO VIT CommodityReal Return Strategy, Advisor Class (1418) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$4.35 $3.68 9,246	$4.32 $4.35 10,569	$3.82 $4.32 11,212	$5.21 $3.82 14,433	$6.50 $5.21 36,515	$7.73 $6.50 51,244	$7.47 $7.73 69,127	$8.19 $7.47 109,349	$6.69 $8.19 101,535	$4.79 $6.69 117,690	$10.00 2-25-08
PIMCO VIT International Bond (US Dollar Hedged), Advisor Class (1414) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.39 $10.44 553	$10.26 $10.39 1,451	$10.00 $10.26 0	-	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1233) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.65 $10.23 2,766	$9.93 $10.65 4,584	$10.01 $9.93 6,716	$10.31 $10.01 734	$8.45 $10.31 0	$10.00 $8.45 0	-	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1416) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.13 $11.00 4,167	$11.16 $11.13 1,661	$11.17 $11.16 15,091	$11.31 $11.17 17,942	$11.39 $11.31 33,491	$11.59 $11.39 13,667	$11.12 $11.59 12,447	$11.17 $11.12 16,708	$10.78 $11.17 22,381	$9.66 $10.78 25,504	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (1417) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.94 $11.49 7,770	$11.70 $11.94 8,195	$11.30 $11.70 9,248	$11.79 $11.30 11,563	$11.62 $11.79 12,724	$13.00 $11.62 21,814	$12.14 $13.00 45,130	$11.04 $12.14 59,434	$10.38 $11.04 71,310	$8.90 $10.38 75,572	$10.00 2-25-08

Pinnacle (pre 1-1-12) Integrity	92

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
PIMCO VIT Total Return, Advisor Class (1415) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.66 $13.37 29,469	$13.22 $13.66 40,470	$13.08 $13.22 41,775	$13.22 $13.08 48,714	$12.88 $13.22 239,145	$13.34 $12.88 283,478	$12.37 $13.34 400,852	$12.12 $12.37 409,794	$11.39 $12.12 332,285	$10.14 $11.39 331,821	$10.00 2-25-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1235) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.48 $10.48 1,603	$10.23 $11.48 1,603	$9.78 $10.23 1,603	$10.61 $9.78 1,665	$10.48 $10.61 1,751	$10.00 $10.48 0	-	-	-	-	$10.00 4-30-13
Touchstone VST Active Bond (292) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.07 $14.61 33,312	$14.76 $15.07 36,881	$14.14 $14.76 42,406	$14.53 $14.14 57,172	$14.20 $14.53 185,522	$14.73 $14.20 215,823	$14.20 $14.73 297,583	$13.28 $14.20 360,964	$12.53 $13.28 78,489	$11.07 $12.53 84,792	$10.00
Touchstone VST Focused (288) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$33.76 $30.61 87,993	$30.14 $33.76 97,713	$27.04 $30.14 107,832	$26.91 $27.04 131,704	$24.14 $26.91 56,769	$18.17 $24.14 84,062	$15.37 $18.17 85,558	$17.59 $15.37 81,594	$14.68 $17.59 101,319	$10.72 $14.68 136,121	$10.00
Touchstone VST Large Cap Core Equity (291) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.48 $21.63 45,143	$19.63 $23.48 49,737	$18.30 $19.63 75,613	$19.35 $18.30 65,171	$17.08 $19.35 214,866	$13.18 $17.08 209,920	$11.94 $13.18 272,498	$11.76 $11.94 270,195	$10.63 $11.76 612,510	$8.70 $10.63 516,112	$10.00
Touchstone VST Aggressive ETF (1203) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.48 $17.69 21,654	$16.85 $19.48 19,993	$15.84 $16.85 19,854	$16.09 $15.84 26,088	$15.18 $16.09 34,172	$12.54 $15.18 50,345	$11.30 $12.54 28,102	$11.47 $11.30 85,009	$10.28 $11.47 124,644	$8.57 $10.28 158,134	$10.00
Touchstone VST Conservative ETF (1201) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.97 $15.11 54,707	$14.73 $15.97 72,015	$14.15 $14.73 22,350	$14.40 $14.15 42,250	$13.88 $14.40 46,807	$12.98 $13.88 54,267	$12.34 $12.98 49,231	$12.11 $12.34 83,782	$11.29 $12.11 163,198	$10.25 $11.29 238,110	$10.00
Touchstone VST Moderate ETF (1202) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.09 $16.75 62,588	$16.15 $18.09 69,659	$15.33 $16.15 67,514	$15.59 $15.33 75,922	$14.79 $15.59 95,038	$12.90 $14.79 236,119	$11.91 $12.90 266,440	$11.86 $11.91 304,643	$10.82 $11.86 389,734	$9.35 $10.82 417,617	$10.00

Pinnacle (pre 1-1-12) Integrity	93

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Touchstone VST Aggressive ETF Guaranteed Return Plus Option (1228) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.66 $20.46 0	$19.73 $22.66 6,382	$18.65 $19.73 26,361	$19.06 $18.65 34,836	$18.11 $19.06 37,572	$15.04 $18.11 39,300	$13.64 $15.04 43,048	$13.93 $13.64 43,088	$12.56 $13.93 44,707	$10.00 $12.56 45,719	$10.00 4-27-09
Touchstone VST Conservative ETF – Guaranteed Return Plus Option (1226) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.12 $14.21 262	$14.02 $15.12 5,848	$13.56 $14.02 38,341	$13.87 $13.56 41,395	$13.46 $13.87 43,668	$12.67 $13.46 44,171	$12.12 $12.67 46,008	$11.96 $12.12 53,031	$11.22 $11.96 55,491	$10.00 $11.22 58,548	$10.00 4-27-09
Touchstone VST Moderate ETF – Guaranteed Return Plus Option (1227) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.02 $17.51 3,567	$17.09 $19.02 11,126	$16.32 $17.09 31,362	$16.70 $16.32 42,150	$15.94 $16.70 55,871	$13.99 $15.94 66,179	$12.99 $13.99 72,047	$13.02 $12.99 86,802	$11.95 $13.02 93,438	$10.00 $11.95 94,067	$10.00 4-27-09

Pinnacle (pre 1-1-12) Integrity	94

Financial Information for Separate Account I of Integrity (Pinnacle and Pinnacle III)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle and Pinnacle III contracts with a mortality and expense risk charge of 1.35%, which were issued prior to July 16, 2001 (Pinnacle III was the only contract sold in Oregon): Unit Values at inception; the number of units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
American Funds I.S. Bond, Class 4 (1460) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.02 $9.80 0	$9.83 $10.02 0	$10.00 $9.83 0	-	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1457) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.61 $9.71 0	$9.55 $10.61 649	$9.32 $9.55 716	$10.00 $9.32 0	-	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1452) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.21 $12.72 952	$10.99 $14.21 1,107	$11.10 $10.99 1,123	$10.54 $11.10 3,587	$10.48 $10.54 737	$10.00 $10.48 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1454) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.93 $15.64 4,687	$12.62 $15.93 2,392	$11.71 $12.62 2,468	$11.14 $11.71 2,699	$10.43 $11.14 977	$10.00 $10.43 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1455) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.00 $14.49 1,179	$12.45 $15.00 7,200	$11.35 $12.45 11,978	$11.37 $11.35 263	$10.44 $11.37 1,907	$10.00 $10.44 0	-	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1456) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.20 $11.44 1,743	$10.77 $12.20 1,124	$10.17 $10.77 0	$10.43 $10.17 0	$10.27 $10.43 0	$10.00 $10.27 0	-	-	-	-	$10.00 12-12-13

Pinnacle (pre 1-1-12) Integrity	95

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
American Funds I.S. New World, Class 4 (1453) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.75 $9.94 200	$9.23 $11.75 0	$8.91 $9.23 0	$9.35 $8.91 2,662	$10.31 $9.35 0	$10.00 $10.31 0	-	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (086) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.11 $18.24 863	$13.81 $18.11 4,027	$14.01 $13.81 2,802	$13.32 $14.01 2,900	$12.44 $13.32 3,481	$9.46 $12.44 3,312	$8.44 $9.46 2,356	$10.00 $8.44 391	-	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (085) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.35 $11.26 0	$11.01 $12.35 135	$10.75 $11.01 1,210	$11.00 $10.75 8,511	$10.94 $11.00 24,276	$9.70 $10.94 24,862	$8.94 $9.70 23,286	$10.00 $8.94 22,152	-	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1461) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.22 $10.75 390	$10.63 $11.22 0	$10.00 $10.63 0	-	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1462) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.04 $9.83 3,674	$9.86 $10.04 3,680	$10.00 $9.86 3,574	-	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (087) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.31 $14.80 6,357	$15.45 $17.31 6,419	$13.72 $15.45 7,008	$14.64 $13.72 16,862	$13.21 $14.64 7,146	$9.71 $13.21 13,609	$8.30 $9.71 5,855	$10.00 $8.30 4,664	-	-	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (080) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.04 $23.44 598	$25.82 $29.04 590	$19.72 $25.82 2,887	$21.34 $19.72 773	$20.99 $21.34 922	$15.87 $20.99 1,565	$14.46 $15.87 1,365	$15.62 $14.46 1,340	$12.52 $15.62 1,130	$10.00 $12.52 637	$10.00 5-2-09

Pinnacle (pre 1-1-12) Integrity	96

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
DWS Small Cap Index VIP, Class A (452) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.64 $26.83 16,552	$27.17 $30.64 14,555	$22.75 $27.17 18,844	$24.18 $22.75 19,671	$23.40 $24.18 22,661	$17.11 $23.40 24,813	$14.92 $17.11 33,240	$15.82 $14.92 39,758	$12.69 $15.82 57,615	$10.16 $12.69 69,120	$10.00
Fidelity VIP Asset Manager, Service Class 2 (402) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.02 $16.78 1,267	$16.06 $18.02 1,401	$15.83 $16.06 1,771	$16.06 $15.83 1,745	$15.42 $16.06 1,816	$13.55 $15.42 1,839	$12.24 $13.55 1,741	$12.77 $12.24 8,018	$11.36 $12.77 8,442	$8.94 $11.36 5,725	$10.00
Fidelity VIP Balanced, Service Class 2 (403) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.82 $20.56 13,914	$19.04 $21.82 14,771	$18.05 $19.04 21,987	$18.23 $18.05 23,367	$16.79 $18.23 24,242	$14.27 $16.79 24,850	$12.60 $14.27 31,231	$13.28 $12.60 43,146	$11.43 $13.28 45,202	$8.38 $11.43 33,924	$10.00
Fidelity VIP Contrafund, Initial Class (442) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.96 $37.83 108,819	$34.06 $40.96 126,087	$31.97 $34.06 148,981	$32.19 $31.97 175,980	$29.15 $32.19 200,098	$22.51 $29.15 237,337	$19.60 $22.51 263,575	$20.38 $19.60 330,180	$17.63 $20.38 424,096	$13.17 $17.63 450,755	$10.00
Fidelity VIP Disciplined Small Cap, Service Class 2 (045) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.09 $14.62 7,900	$16.22 $17.09 9,956	$13.44 $16.22 9,459	$13.93 $13.44 9,726	$13.46 $13.93 11,954	$9.89 $13.46 14,589	$8.46 $9.89 17,714	$8.71 $8.46 25,513	$7.06 $8.71 32,382	$5.87 $7.06 36,924	$10.00 4-30-07
Fidelity VIP Equity-Income, Initial Class (444) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.55 $24.02 60,972	$23.84 $26.55 72,192	$20.48 $23.84 77,496	$21.62 $20.48 94,321	$20.15 $21.62 111,048	$15.94 $20.15 134,018	$13.78 $15.94 155,199	$13.83 $13.78 184,447	$12.17 $13.83 225,904	$9.48 $12.17 293,374	$10.00
Fidelity VIP Freedom 2010, Service Class 2 (023) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.43 $13.63 4,712	$12.97 $14.43 1,185	$12.49 $12.97 1,187	$12.73 $12.49 1,189	$12.38 $12.73 1,191	$11.09 $12.38 1,198	$10.08 $11.09 189	$10.26 $10.08 1,409	$9.24 $10.26 1,408	$7.55 $9.24 190	$10.00 4-30-07

Pinnacle (pre 1-1-12) Integrity	97

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Fidelity VIP Freedom 2015, Service Class 2 (024) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.67 $13.71 0	$12.96 $14.67 0	$12.44 $12.96 0	$12.67 $12.44 0	$12.30 $12.67 0	$10.93 $12.30 8,784	$9.90 $10.93 409	$10.08 $9.90 410	$9.06 $10.08 412	$7.35 $9.06 414	$10.00 4-30-07
Fidelity VIP Freedom 2020, Service Class 2 (025) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.62 $13.55 2,092	$12.75 $14.62 2,092	$12.22 $12.75 2,092	$12.44 $12.22 2,092	$12.06 $12.44 2,705	$10.57 $12.06 741	$9.48 $10.57 0	$9.73 $9.48 0	$8.62 $9.73 0	$6.80 $8.62 0	$10.00 4-30-07
Fidelity VIP Freedom 2025, Service Class 2 (026) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.37 $14.13 0	$13.25 $15.37 0	$12.67 $13.25 360	$12.91 $12.67 360	$12.48 $12.91 360	$10.57 $12.48 360	$9.33 $10.57 360	$9.69 $9.33 360	$8.51 $9.69 324	$6.64 $8.51 0	$10.00 4-30-07
Fidelity VIP Freedom 2030, Service Class 2 (027) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.32 $13.89 175	$12.87 $15.32 175	$12.26 $12.87 175	$12.49 $12.26 175	$12.09 $12.49 0	$10.09 $12.09 0	$8.88 $10.09 0	$9.27 $8.88 0	$8.11 $9.27 0	$6.26 $8.11 0	$10.00 4-30-07
Fidelity VIP Government Money Market, Initial Class (1469) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.73 $9.76 78,168	$9.80 $9.73 84,231	$9.91 $9.80 107,510	$10.00 $9.91 124,923	-	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (049) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.36 $20.98 19,947	$16.06 $21.36 22,603	$16.19 $16.06 16,689	$15.35 $16.19 19,089	$14.02 $15.35 25,436	$10.45 $14.02 15,318	$9.26 $10.45 13,983	$9.39 $9.26 17,530	$7.68 $9.39 24,230	$6.09 $7.68 24,559	$10.00 4-27-07
Fidelity VIP High Income, Service Class 2 (405) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.95 $18.02 80,289	$17.97 $18.95 160,029	$15.95 $17.97 219,250	$16.82 $15.95 159,937	$16.90 $16.82 22,128	$16.21 $16.90 366,037	$14.42 $16.21 411,418	$14.09 $14.42 482,430	$12.56 $14.09 571,747	$8.88 $12.56 355,067	$10.00

Pinnacle (pre 1-1-12) Integrity	98

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Fidelity VIP Index 500, Service Class 2 (029) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.85 $17.72 86,718	$15.74 $18.85 48,969	$14.30 $15.74 60,303	$14.34 $14.30 65,319	$12.83 $14.34 66,228	$9.86 $12.83 71,283	$8.64 $9.86 59,525	$8.61 $8.64 65,160	$7.61 $8.61 83,018	$6.10 $7.61 195,213	$10.00 4-27-07
Fidelity VIP Investment Grade Bond, Service Class 2 (406) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.43 $14.13 89,484	$14.07 $14.43 93,190	$13.65 $14.07 96,709	$13.96 $13.65 92,197	$13.39 $13.96 110,891	$13.86 $13.39 107,351	$13.31 $13.86 139,375	$12.60 $13.31 154,875	$11.88 $12.60 166,917	$10.43 $11.88 214,213	$10.00
Fidelity VIP Mid Cap, Service Class 2 (047) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.44 $16.34 21,190	$16.34 $19.44 21,725	$14.80 $16.34 30,190	$15.25 $14.80 33,725	$14.58 $15.25 37,769	$10.88 $14.58 61,441	$9.63 $10.88 61,967	$10.95 $9.63 77,530	$8.63 $10.95 85,114	$6.26 $8.63 101,030	$10.00 4-27-07
Fidelity VIP Overseas, Service Class 2 (407) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.31 $15.35 18,569	$14.28 $18.31 21,288	$15.28 $14.28 20,788	$15.00 $15.28 21,967	$16.58 $15.00 26,054	$12.91 $16.58 33,685	$10.87 $12.91 37,946	$13.33 $10.87 51,169	$11.98 $13.33 63,188	$9.62 $11.98 66,042	$10.00
Fidelity VIP Target Volatility, Service Class 2 (1451) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.43 $11.52 609	$10.83 $12.43 0	$10.45 $10.83 0	$10.74 $10.45 0	$10.29 $10.74 0	$10.00 $10.29 0	-	-	-	-	$10.00 12-12-13
FT Franklin Growth & Income VIP Class 2 (044) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.65 $14.73 42,645	$13.69 $15.65 49,792	$12.43 $13.69 56,659	$12.72 $12.43 60,387	$11.81 $12.72 68,963	$9.24 $11.81 92,790	$8.34 $9.24 83,286	$8.26 $8.34 107,296	$7.18 $8.26 119,973	$5.75 $7.18 127,492	$10.00 4-27-07
FT Franklin Income VIP, Class 1 (433) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.34 $24.92 154,106	$24.28 $26.34 190,436	$21.53 $24.28 214,505	$23.43 $21.53 252,010	$22.63 $23.43 289,229	$20.09 $22.63 337,243	$18.04 $20.09 384,596	$17.80 $18.04 478,824	$15.99 $17.80 571,103	$11.93 $15.99 667,111	$10.00
FT Franklin Large Cap Growth VIP, Class 2 (435) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.49 $24.78 6,704	$20.17 $25.49 2,969	$20.82 $20.17 3,864	$19.98 $20.82 4,302	$18.01 $19.98 4,509	$14.19 $18.01 6,337	$12.80 $14.19 4,000	$13.18 $12.80 5,186	$11.97 $13.18 8,948	$9.35 $11.97 9,135	$10.00

Pinnacle (pre 1-1-12) Integrity	99

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
FT Franklin Mutual Shares VIP, Class 2 (436) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.01 $22.43 23,212	$23.40 $25.01 25,806	$20.44 $23.40 26,209	$21.79 $20.44 36,521	$20.62 $21.79 40,359	$16.30 $20.62 50,332	$14.46 $16.30 66,112	$14.81 $14.46 84,585	$13.50 $14.81 101,619	$10.86 $13.50 113,974	$10.00
FT Franklin Small Cap Value VIP, Class 2 (028) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.91 $15.40 1,366	$16.41 $17.91 1,720	$12.78 $16.41 3,894	$13.99 $12.78 2,716	$14.10 $13.99 9,135	$10.49 $14.10 16,822	$8.98 $10.49 16,585	$9.46 $8.98 14,920	$7.48 $9.46 8,392	$5.87 $7.48 9,719	$10.00 4-30-07
FT Templeton Foreign VIP, Class 2 (439) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.75 $18.98 16,350	$19.76 $22.75 17,989	$18.69 $19.76 22,800	$20.26 $18.69 24,602	$23.11 $20.26 25,288	$19.05 $23.11 28,431	$16.34 $19.05 30,379	$18.53 $16.34 40,030	$17.33 $18.53 48,448	$12.82 $17.33 59,451	$10.00
FT Templeton Global Bond VIP, Class 2 (089) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.43 $9.49 1,352	$9.38 $9.43 2,449	$9.24 $9.38 2,449	$9.79 $9.24 8,566	$9.74 $9.79 0	$10.00 $9.74 0	-	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (437) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.88 $19.22 25,361	$19.58 $22.88 29,056	$18.10 $19.58 31,475	$19.62 $18.10 34,759	$20.47 $19.62 43,974	$15.86 $20.47 50,743	$13.28 $15.86 56,050	$14.47 $13.28 61,877	$13.66 $14.47 71,865	$10.56 $13.66 85,771	$10.00
Guggenheim VT Global Managed Futures Strategy (048) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.63 $5.95 199	$6.18 $6.63 199	$7.35 $6.18 200	$7.57 $7.35 2,087	$6.85 $7.57 15,063	$6.77 $6.85 12,156	$7.72 $6.77 1,260	$8.57 $7.72 709	$9.00 $8.57 1,912	$9.51 $9.00 8,835	$10.00 11-24-08
Guggenheim VT Long Short Equity (057) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.17 $9.60 33	$9.86 $11.17 300	$9.93 $9.86 33	$9.94 $9.93 969	$9.80 $9.94 3,853	$8.46 $9.80 4,002	$8.21 $8.46 0	$8.91 $8.21 0	$8.12 $8.91 1,755	$6.47 $8.12 2,116	$10.00 2-25-08

Pinnacle (pre 1-1-12) Integrity	100

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Guggenheim VT Multi-Hedge Strategies (055) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.90 $8.34 1,327	$8.70 $8.90 38	$8.87 $8.70 38	$8.82 $8.87 38	$8.55 $8.82 38	$8.52 $8.55 0	$8.45 $8.52 741	$8.29 $8.45 1,596	$7.91 $8.29 1,185	$8.29 $7.91 1,501	$10.00 2-25-08
Invesco V.I. American Franchise, Series II (459) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.79 $28.25 2,175	$23.77 $29.79 2,251	$23.62 $23.77 2,761	$22.86 $23.62 2,638	$21.42 $22.86 2,837	$15.53 $21.42 5,393	$13.89 $15.53 3,653	$15.04 $13.89 3,792	$12.75 $15.04 4,525	$7.80 $12.75 5,757	$10.00
Invesco V.I. American Value, Series II (059) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.20 $15.64 8,101	$16.82 $18.20 791	$14.79 $16.82 2,701	$16.54 $14.79 3,063	$15.32 $16.54 1,364	$11.59 $15.32 1,272	$10.04 $11.59 164	$10.09 $10.04 56	$8.37 $10.09 56	$6.10 $8.37 0	$10.00 5-1-08
Invesco V.I. Comstock, Series II (429) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.77 $25.73 4,129	$25.66 $29.77 4,752	$22.24 $25.66 5,028	$24.03 $22.24 5,640	$22.33 $24.03 8,236	$16.68 $22.33 8,412	$14.22 $16.68 10,101	$14.73 $14.22 12,973	$12.90 $14.73 15,756	$10.18 $12.90 19,249	$10.00
Invesco V.I. International Growth, Series II (084) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.62 $10.55 1,081	$10.42 $12.62 7,223	$10.64 $10.42 7,230	$11.07 $10.64 11,993	$11.21 $11.07 6,724	$9.57 $11.21 4,893	$8.42 $9.57 4,029	$10.00 $8.42 0	-	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Series II (1463) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.45 $11.56 0	$10.33 $12.45 0	$10.00 $10.33 0	-	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class I (449) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.12 $25.82 8,393	$25.98 $28.12 9,738	$23.82 $25.98 12,906	$24.42 $23.82 13,910	$24.05 $24.42 18,235	$26.72 $24.05 18,654	$22.96 $26.72 26,302	$21.75 $22.96 34,036	$20.09 $21.75 34,823	$15.64 $20.09 131,963	$10.00
Morgan Stanley VIF Emerging Markets Equity, Class II (494) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.25 $31.94 6,429	$29.46 $39.25 8,315	$28.01 $29.46 11,556	$31.80 $28.01 10,238	$33.77 $31.80 13,199	$34.61 $33.77 16,431	$29.28 $34.61 19,504	$36.30 $29.28 19,437	$30.93 $36.30 24,963	$18.43 $30.93 26,832	$10.00

Pinnacle (pre 1-1-12) Integrity	101

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
Morgan Stanley VIF U.S. Real Estate, Class I (458) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.55 $41.46 12,129	$44.78 $45.55 16,267	$42.49 $44.78 23,282	$42.16 $42.49 27,123	$32.94 $42.16 33,552	$32.72 $32.94 38,577	$28.64 $32.72 42,014	$27.41 $28.64 44,817	$21.38 $27.41 55,383	$16.88 $21.38 63,451	$10.00
PIMCO VIT All Asset, Advisor Class (050) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.67 $12.75 8,623	$12.22 $13.67 11,813	$10.97 $12.22 13,505	$12.25 $10.97 11,186	$12.36 $12.25 21,975	$12.52 $12.36 27,855	$11.05 $12.52 39,234	$10.99 $11.05 26,995	$9.86 $10.99 24,911	$8.23 $9.86 14,657	$10.00 2-25-08
PIMCO VIT CommodityReal Return Strategy, Advisor Class (051) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$4.36 $3.69 403	$4.33 $4.36 3,032	$3.82 $4.33 4,544	$5.21 $3.82 2,941	$6.49 $5.21 4,428	$7.71 $6.49 9,364	$7.44 $7.71 14,101	$8.16 $7.44 21,447	$6.65 $8.16 18,570	$4.76 $6.65 18,353	$10.00 2-25-08
PIMCO VIT International Bond (US Dollar Hedged), Advisor Class (1464) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.40 $10.47 8,246	$10.27 $10.40 0	$10.00 $10.27 0	-	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (088) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.70 $10.29 171	$9.96 $10.70 2,104	$10.04 $9.96 2,508	$10.33 $10.04 2,630	$8.45 $10.33 0	$10.00 $8.45 8,727	-	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (052) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.28 $11.15 9,822	$11.29 $11.28 10,137	$11.30 $11.29 10,813	$11.43 $11.30 194,573	$11.50 $11.43 410,952	$11.68 $11.50 21,316	$11.20 $11.68 26,896	$11.24 $11.20 23,297	$10.83 $11.24 28,454	$9.70 $10.83 21,858	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (053) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.07 $11.63 8,711	$11.82 $12.07 1,478	$11.40 $11.82 1,553	$11.89 $11.40 1,609	$11.70 $11.89 14,516	$13.08 $11.70 19,045	$12.20 $13.08 16,520	$11.09 $12.20 16,544	$10.41 $11.09 16,689	$8.92 $10.41 19,853	$10.00 2-25-08

Pinnacle (pre 1-1-12) Integrity	102

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	Inception Date and Value
PIMCO VIT Total Return, Advisor Class (054) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.60 $13.33 69,644	$13.15 $13.60 66,204	$13.00 $13.15 64,966	$13.13 $13.00 76,234	$12.78 $13.13 83,138	$13.22 $12.78 86,423	$12.24 $13.22 140,173	$11.99 $12.24 87,251	$11.25 $11.99 74,256	$10.01 $11.25 133,450	$10.00 2-25-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1450) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.53 $10.54 0	$10.27 $11.53 0	$9.81 $10.27 0	$10.63 $9.81 0	$10.49 $10.63 0	$10.00 $10.49 0	-	-	-	-	$10.00 4-30-13
Touchstone VST Active Bond (466) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.31 $14.85 43,886	$14.98 $15.31 53,075	$14.33 $14.98 56,805	$14.72 $14.33 62,721	$14.37 $14.72 39,849	$14.89 $14.37 41,412	$14.34 $14.89 46,654	$13.40 $14.34 51,131	$12.63 $13.40 51,678	$11.14 $12.63 67,124	$10.00
Touchstone VST Focused (462) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$34.30 $31.13 116,390	$30.59 $34.30 127,623	$27.42 $30.59 153,262	$27.25 $27.42 186,994	$24.43 $27.25 25,497	$18.37 $24.43 25,720	$15.53 $18.37 31,379	$17.75 $15.53 40,051	$14.79 $17.75 44,357	$10.79 $14.79 49,862	$10.00
Touchstone VST Large Cap Core Equity (465) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.85 $22.00 188,195	$19.93 $23.85 209,965	$18.56 $19.93 249,438	$19.60 $18.56 307,351	$17.29 $19.60 355,854	$13.32 $17.29 414,878	$12.05 $13.32 467,368	$11.86 $12.05 569,912	$10.71 $11.86 656,872	$8.75 $10.71 762,444	$10.00
Touchstone VST Aggressive ETF (498) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.74 $17.94 14,484	$17.06 $19.74 14,721	$16.02 $17.06 26,499	$16.25 $16.02 26,666	$15.33 $16.25 27,322	$12.64 $15.33 29,838	$11.38 $12.64 8,304	$11.54 $11.38 38,105	$10.34 $11.54 49,967	$8.61 $10.34 42,168	$10.00
Touchstone VST Conservative ETF (400) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.19 $15.33 21,355	$14.91 $16.19 6,282	$14.31 $14.91 7,685	$14.54 $14.31 9,872	$14.01 $14.54 11,337	$13.09 $14.01 13,744	$12.43 $13.09 9,291	$12.18 $12.43 16,085	$11.35 $12.18 19,766	$10.29 $11.35 33,166	$10.00
Touchstone VST Moderate ETF (497) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.33 $16.99 8,432	$16.35 $18.33 9,291	$15.51 $16.35 16,491	$15.75 $15.51 20,952	$14.93 $15.75 23,709	$13.01 $14.93 33,422	$11.99 $13.01 38,048	$11.94 $11.99 48,698	$10.88 $11.94 57,411	$9.39 $10.88 122,512	$10.00

Pinnacle (pre 1-1-12) Integrity	103

Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.	contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a contribution.

Example Assumptions
Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Contribution:                            $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the contribution:    6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.

Pinnacle (pre 1-1-12) Integrity	104

Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Pinnacle (pre 1-1-12) Integrity	105

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:

•	Contribution to a GRO - $50,000.00

•	Guarantee Period - Seven Years

•	Withdrawal - at the end of year three of the seven-year Guarantee Period

•	No prior partial withdrawals or transfers

•	Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.
After three years, the GRO Value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal
Upon a full withdrawal, the MVA factor would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value: -$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000.00 original contribution:
$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be: $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, the free withdrawal amount and non-free amount would first be determined as above:
Free Amount = $5,788.13         Non-Free Amount = $14,211.87

Pinnacle (pre 1-1-12) Integrity	106

The MVA, which is only applicable to the non-free amount, and which is subject to the 6% withdrawal charge, would be:
($783.91) = -0.0551589 X $14,211.87

The withdrawal charge would be: $957.18 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA))/ (1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.87+ $783.91)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be: $21,741.09 = $20,000.00 + $783.91+ $957.18

The value remaining in the GRO after the withdrawal would be: $36,140.16 = $57,881.25 - $21,741.09

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the seven-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a four-year Guarantee Period is 4%.

Full Withdrawal
Upon a full withdrawal, the MVA would be: 0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the value in the GRO: $1,683.71 = .0290890 X $57,881.25

The Adjusted Account Value would be:     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000.00 original contribution:
$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be: $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:

Free Amount = $5,788.13     Non-Free Amount = $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 6% withdrawal charge, would be:
$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be: $880.75 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA))/ (1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$20,467.34 = $20,000.00 - $413.41 + $880.75

The value remaining in the GRO after the withdrawal would be: $37,413.91 = $57,881.25 - $20,467.34

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

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Appendix D
Parties to the Contract

Owner
•    Chooses parties to the contract.
•    Can change beneficiaries any time before death of owner or annuitant.
•    Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•    Responsible for any tax penalties for withdrawals taken before age 59½.
•    Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•    Must be a natural person.
•    The measuring life for the Annuity Benefit.
•    The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•    Has no rights under the contract.

Joint Owner (Optional)
•    Shares in all ownership rights with owner.
•    Will be co-payee on all withdrawals and annuity payments with the owner.
•    Both joint owners must execute all choices and changes to the contract.
•    If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary
•    Must be designated by the owner as owner's beneficiary.
•    Must receive a Distribution on Death of owner if the Annuitant is still alive.
•    Responsible for taxes on distribution.
•    If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•    Must be designated by the owner as the Annuitant's beneficiary.
•    Is entitled to the Death Benefit under the contract when the Annuitant dies.
•    Is generally responsible for paying any taxes due on the Death Benefit paid.
•    If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D – continued
Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

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Appendix E

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on date GLIA Rider is purchased = 55; Spousal Annuitant's age on date GLIA Rider is purchased = 52

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$104,500	$4,000 (C)	$104,000 (C)	$104,500 (D)	$104,500
2	56	53	$0	N/A	$0	$0	$107,635	$4,000 (C)	$108,000 (C)	$107,635 (D)	$108,000
3	57	54	$0	N/A	$0	$0	$111,940	$4,000 (C)	$112,000 (C)	$111,940 (D)	$112,000
4	58	55	$0	N/A	$0	$0	$115,310	$4,000 (C)	$116,000 (C)	$115,310 (D)	$116,000
5	59	56	$0	N/A	$0	$0	$113,004	$4,000 (C)	$120,000 (C)	$115,310	$120,000
6	60	57	$0	N/A	$0	$0	$113,004	$4,000 (C)	$124,000 (C)	$115,310	$124,000
7	61	58	$0	N/A	$0	$0	$108,483	$4,000 (C)	$128,000 (C)	$115,310	$128,000
8	62	59	$0	N/A	$5,000 (E)	$5,784 (E)	$105,653	$0	$122,216 (E)	$109,526 (E)	$122,216
9	63	60	$0	$4,889(F)	$4,889	$0	$100,764	$0	$122,216	$109,526	$122,216
10	64	61	$10,000(G)	$5,289 (G)	$5,289	$0	$103,261	$0	$132,216 (G)	$119,526 (G)	$132,216
11	65	62	$0	$5,289	$5,289	$0	$99,005	$0	$132,216	$119,526	$132,216
12	66	63	$0	$5,289	$5,289	$0	$89,756	$0	$132,216	$119,526	$132,216

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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
13	67	64	$0	$5,289	$5,289	$0	$86,262	$0	$132,216	$119,526	$132,216
14	68	65	$0	$5,289	$6,065 (H)	$1,254 (H)	$81,060	$0	$130,962 (H)	$118,272 (H)	$130,962
15	69	66	$0	$5,238 (H)	$5,238	$0	$76,632	$0	$130,962	$118,272	$130,962
16	70	67	$0	$5,238	$5,238	$0	$74,459	$0	$130,962	$118,272	$130,962
17	71	68	$0	$5,238	$5,238	$0	$69,965	$0	$130,962	$118,272	$130,962
18	72	69	$0	$5,238	$5,238	$0	$63,327	$0	$130,962	$118,272	$130,962
19	73	70	$0	$5,238	$5,238	$0	$54,922	$0	$130,962	$118,272	$130,962
20	74	71	$0	$5,238	$5,238	$0	$51,881	$0	$130,962	$118,272	$130,962
21	75	72	$0	$5,238	$5,238	$0	$46,124	$0	$130,962	$118,272	$130,962
22	76	73	$0	$5,238	$5,238	$0	$42,269	$0	$130,962	$118,272	$130,962
23	77	74	$0	$5,238	$5,238	$0	$38,298	$0	$130,962	$118,272	$130,962
24	78	75	$0	$5,238	$5,238	$0	$31,528	$0	$130,962	$118,272	$130,962
25	79	76	$0	$5,238	$5,238	$0	$24,713	$0	$130,962	$118,272	$130,962
26	80	77	$0	$5,238	$5,238	$0	$18,733	$0	$130,962	$118,272	$130,962
27	81	78	$0	$5,238	$5,238	$0	$14,431	$0	$130,962	$118,272	$130,962
28	82	79	$0	$5,238	$5,238	$0	$9,626	$0	$130,962	$118,272	$130,962
29	83	80	$0	$5,238	$5,238	$0	$4,195	$0	$130,962	$118,272	$130,962
30	84	81	$0	$5,238 (I)	$5,238	$0	$0	$0	$130,962	$118,272	$130,962
31+	85	82	$0	$5,238	$5,238	$0	$0	$0	$130,962	$118,272	$130,962
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the seven years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000 + $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000 + $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000 + $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000 + $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000 + $4,000 = $120,000; the Bonus Base after the Bonus in Contract Year 6 is $120,000 + $4,000 = $124,000; the Bonus Base after the Bonus in Contract Year 7 is $124,000 + $4,000 = $128,000.

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(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60 , which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation the Account Value before the withdrawal is $110,653, equal to the Account Value after withdrawal ($105,653) plus the withdrawal amount ($5,000). It is calculated as follows:

•	$5,000 (Nonguaranteed Withdrawal amount) x 1.1568 ($128,000 Payment Base divided by $110,653 Account Value) = $5,784 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•	$128,000 Bonus Base – $5,784 Adjusted Nonguaranteed Withdrawal amount = $122,216 Bonus Base after the Nonguaranteed Withdrawal

•	$115,310 Step-Up Base - $5,784 Adjusted Nonguaranteed Withdrawal amount = $109,526 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.0% (Withdrawal Percentage) X $122,216 (Payment Base) =$4,889 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•	$122,216 Bonus Base + $10,000 additional contribution amount = $132,216 Bonus Base after the additional contribution.

•	$109,526 Step-Up Base + $10,000 additional contribution amount = $119,526 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•	4.0% (Withdrawal Percentage) X $132,216 (Payment Base) =$5,289 (LPA)

(H) In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($6,065 amount withdrawn - $5,289 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the

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withdrawal is $81,836, equal to the Account Value after withdrawal ($81,060) plus the nonguaranteed withdrawal amount ($776). It is calculated as follows:

•	$776 (Nonguaranteed Withdrawal amount) x 1.6156 ($132,216 Payment Base divided by $81,836 Account Value) = $1,254 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$132,216 Bonus Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $130,962 Bonus Base after the Nonguaranteed Withdrawal.

•	$119,526 Step-Up Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $118,272 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $130,962 x 4.0% = $5,238.

(I) In Contract Year 30, the Account Value is reduced to zero; however the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

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Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on date GLIA Rider is purchased = 55

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-7, 9-13

•	Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$4,000 (C)	$104,000 (C)	$100,000 (D)	$104,000
2	56		N/A	$0	$0	$98,010	$4,000 (C)	$108,000 (C)	$100,000	$108,000
3	57		N/A	$0	$0	$95,070	$4,000(C)	$112,000 (C)	$100,000	$112,000
4	58		N/A	$0	$0	$92,218	$4,000(C)	$116,000 (C)	$100,000	$116,000
5	59		N/A	$0	$0	$91,295	$4,000 (C)	$120,000 (C)	$100,000	$120,000
6	60		$4,800 (E)	$4,800(E)	$0	$87,408	$0	$120,000	$100,000	$120,000
7	61		$4,800	$4,800	$0	$83,482	$0	$120,000	$100,000	$120,000
8	62		$4,800	$25,000 (F)	$30,484 (F)	$59,317	$0	$89,516(F)	$69,516(F)	$89,516
9	63		$3,581(F)	$3,581	$0	$55,143	$0	$89,516	$69,516	$89,516
10	64		$3,581	$3,581	$0	$51,011	$0	$89,516	$69,516	$89,516
11	65		$3,581	$3,581	$0	$44,880	$0	$89,516	$69,516	$89,516
12	66		$3,581	$3,581	$0	$41,748	$0	$89,516	$69,516	$89,516
13	67		$3,581	$3,581	$0	$38,168	$0	$89,516	$69,516	$89,516
14	68		$3,581	$38,168 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

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(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is 79,517, equal to the Account Value after withdrawal ($59,317) plus the withdrawal amount ($20,200). It is calculated as follows:

•	$20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•	$100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.

(G) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

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Appendix F

Illustration of Enhanced Earnings Benefit (EEB)

Example #1 - The following is a hypothetical example of how the EEB works:

Assumptions:

•	Annuitant was age 60 on the Contract Date (40% EEB benefit)

•	Initial contribution = $100,000

•	No additional contributions

•	No withdrawals

•	Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on these assumptions stated above:

•	The gain in the contract is = $25,000 ($125,000-$100,000 =$25,000)

•	Benefit paid would be $10,000 ($25,000 x 40%)

Example #2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

•	Annuitant was age 60 on the Contract Date (40% EEB benefit)

•	Initial contribution = $50,000

•	No additional contributions

•	No withdrawals

•	Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

•	Highest anniversary Account Value = $70,000

Based on these assumptions:

•	the gain in the contract is $10,000 ($60,000 – $50,000);

•	the EEB is $4,000 (40% x $10,000); and thus

•	the total payment to the beneficiaries is $74,000 ($70,000 + $4,000).

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Appendix G

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
American Funds I.S. Bond, Class 4	0.36%	0.25%	0.27%	N/A	0.88%	N/A	0.88%
American Funds I.S. Capital Income Builder, Class 4	0.50%	0.25%	0.29%	N/A	1.04%	N/A	1.04%
American Funds I.S. Global Growth, Class 4	0.52%	0.25%	0.28%	N/A	1.05%	N/A	1.05%
American Funds I.S. Growth, Class 4	0.32%	0.25%	0.27%	N/A	0.84%	N/A	0.84%
American Funds I.S. Growth-Income, Class 4	0.26%	0.25%	0.27%	N/A	0.78%	N/A	0.78%
American Funds I.S. Managed Risk Asset Allocation, Class P2 [1]	0.15%	0.25%	0.26%	0.28%	0.94%	0.05%	0.89%
American Funds I.S. New World, Class 4	0.70%	0.25%	0.31%	N/A	1.26%	N/A	1.26%
BlackRock Capital Appreciation V.I., Class III [2]	0.65%	0.25%	0.28%	0.01%	1.19%	0.12%	1.07%
BlackRock Global Allocation V.I., Class III [2]	0.63%	0.25%	0.26%	0.01%	1.15%	0.14%	1.01%
BlackRock High Yield V.I., Class III [2]	0.48%	0.25%	0.25%	0.01%	0.99%	0.11%	0.88%
BlackRock Total Return V.I., Class III [2]	0.43%	0.25%	0.28%	0.01%	0.97%	0.10%	0.87%
Columbia VP – Mid Cap Value, Class 1 [3]	0.82%	0.00%	0.07%	N/A	0.89%	0.08%	0.81%
Columbia VP – Small Cap Value, Class 2 [3,4]	0.87%	0.25%	0.25%	N/A	1.37%	0.20%	1.17%
DWS Small Cap Index VIP, Class B [5]	0.35%	0.25%	0.20%	N/A	0.80%	0.15%	0.65%
Fidelity VIP Asset Manager, Service Class 2	0.49%	0.25%	0.11%	0.02%	0.87%	N/A	0.88%
Fidelity VIP Balanced, Service Class 2	0.39%	0.25%	0.10%	N/A	0.74%	N/A	0.75%
Fidelity VIP Contrafund, Service Class 2	0.54%	0.25%	0.08%	N/A	0.87%	N/A	0.87%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.45%	0.25%	0.15%	N/A	0.85%	N/A	0.85%
Fidelity VIP Equity-Income, Service Class 2	0.44%	0.25%	0.09%	N/A	0.78%	N/A	0.81%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.48%	0.73%	N/A	0.77%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.51%	0.76%	N/A	0.81%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.54%	0.79%	N/A	0.83%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%	N/A	0.85%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.60%	0.85%	N/A	0.90%
Fidelity VIP Government Money Market, Initial Class	0.18%	N/A	0.08%	N/A	0.26%	N/A	0.51%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Fidelity VIP Growth, Service Class 2	0.54%	0.25%	0.09%	N/A	0.88%	N/A	0.89%
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.11%	N/A	0.92%	N/A	0.92%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%	0.00%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.09%	N/A	0.65%	N/A	0.66%
Fidelity VIP Mid Cap, Service Class 2	0.54%	0.25%	0.08%	N/A	0.87%	N/A	0.88%
Fidelity VIP Overseas, Service Class 2	0.66%	0.25%	0.13%	N/A	1.04%	N/A	1.05%
Fidelity VIP Target Volatility, Service Class 2 [7]	0.30%	0.25%	0.02%	0.52%	1.09%	0.15%	0.94%
FT Franklin Growth and Income VIP, Class 2 [8]	0.62%	0.25%	0.11%	N/A	0.98%	0.14%	0.84%
FT Franklin Income VIP, Class 2 [9]	0.46%	0.25%	0.01%	0.02%	0.74%	0.02%	0.72%
FT Franklin Large Cap Growth VIP, Class 2	0.75%	0.25%	0.10%	N/A	1.10%	N/A	1.10%
FT Franklin Mutual Shares VIP, Class 2 [9,10]	0.68%	0.25%	0.03%	0.01%	0.97%	N/A	0.97%
FT Franklin Small Cap Value VIP, Class 2 [9]	0.63%	0.25%	0.03%	0.01%	0.92%	0.01%	0.91%
FT Templeton Foreign VIP, Class 2 [9]	0.79%	0.25%	0.04%	0.02%	1.10%	0.02%	1.08%
FT Templeton Global Bond VIP, Class 2 [9]	0.46%	0.25%	0.10%	0.09%	0.90%	0.11%	0.79%
FT Templeton Growth VIP, Class 2	0.79%	0.25%	0.04%	N/A	1.08%	N/A	1.08%
Guggenheim VT Global Managed Futures Strategy [11,12]	0.95%	0.00%	0.77%	0.08%	1.80%	0.05%	1.75%
Guggenheim VT Long Short Equity [12]	0.90%	0.00%	0.72%	N/A	1.62%	N/A	1.62%
Guggenheim VT Multi-Hedge Strategies [11,12]	1.17%	0.00%	0.37%	0.18%	1.72%	0.02%	1.70%
Invesco V.I. American Franchise, Series II	0.67%	0.25%	0.21%	N/A	1.13%	N/A	1.13%
Invesco V.I. American Value, Series II	0.72%	0.25%	0.21%	N/A	1.18%	N/A	1.18%
Invesco V.I. Comstock, Series II	0.57%	0.25%	0.18%	0.01%	1.01%	N/A	1.01%
Invesco V.I. International Growth, Series II 14	0.71%	0.25%	0.22%	0.01%	1.19%	0.01%	1.18%
Invesco V.I. Mid Cap Growth, Series II	0.75%	0.25%	0.25%	N/A	1.25%	N/A	1.25%
Morgan Stanley VIF Emerging Markets Debt, Class II [15]	0.75%	0.25%	0.36%	N/A	1.36%	0.20%	1.16%
Morgan Stanley VIF Emerging Markets Equity, Class II [15]	0.85%	0.25%	0.38%	N/A	1.48%	0.20%	1.28%
Morgan Stanley VIF U.S. Real Estate, Class II [17]	0.70%	0.25%	0.28%	N/A	1.23%	0.16%	1.07%
PIMCO VIT All Asset, Advisor Class [18]	0.425%	0.25%	N/A	0.99%	1.665%	0.12%	1.545%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class [20]	0.74%	0.25%	1.03%	0.15%	2.17%	0.15%	2.02%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
PIMCO VIT International Bond (US Dollar-Hedged), Advisor Class [21]	0.75%	0.25%	0.06%	N/A	1.06%	N/A	1.06%
PIMCO VIT Long-Term U.S. Government, Advisor Class [22]	0.475%	0.25%	0.36%	N/A	1.085%	N/A	1.085%
PIMCO VIT Low Duration, Advisor Class [19]	0.50%	0.25%	0.09%	N/A	0.84%	N/A	0.84%
PIMCO VIT Real Return, Advisor Class [23]	0.50%	0.25%	0.77%	N/A	1.52%	N/A	1.52%
PIMCO VIT Total Return, Advisor Class [24]	0.50%	0.25%	0.26%	N/A	1.01%	N/A	1.01%
TOPS Managed Risk Moderate Growth ETF, Class 3 [25]	0.30%	0.35%	0.10%	0.13%	0.88%	N/A	0.88%
Touchstone VST Active Bond [26]	0.40%	N/A	0.44%	0.01%	0.85%	N/A	0.85%
Touchstone VST Focused [27]	0.70%	N/A	0.50%	N/A	1.20%	N/A	1.20%
Touchstone VST Large Cap Core Equity [28]	0.65%	N/A	0.51%	N/A	1.16%	0.10%	1.06%
Touchstone VST Aggressive ETF [26,28]	0.25%	N/A	0.67%	0.07%	0.99%	0.17%	0.82%
Touchstone VST Conservative ETF [26,28]	0.25%	N/A	0.67%	0.10%	1.02%	0.17%	0.85%
Touchstone VST Moderate ETF [26,28]	0.25%	N/A	0.62%	0.08%	0.95%	0.12%	0.83%

(1)
The investment adviser is currently reimbursing a portion of its management fee equal to 0.05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2020. The waiver may only be modified or terminated with the approval of the fund’s board.

(2)
As described in the “Management of the Funds” section of the fund’s prospectus, the fund's advisor has contractually agreed to waive and/or reimburse, as applicable, each of the following fees through April 30, 2020: (i) waive the management fee with respect to any portion of the fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by the fund's advisor or its affiliates that have a contractual management fee; (ii) waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses ("AFFE") and certain other fund expenses) to 1.50% of average daily net assets; and (iii) reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% for the Capital Appreciation V.I. Fund, 0.07% for the Global Allocation V.I. Fund, 0.05% for the High Yield V.I. Fund, and 0.06% for the Total Return V.I. Fund, of average daily net assets. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the fund or by a vote of a majority of the outstanding voting securities of the fund.

(3)
The fund's advisor and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, AFFE, and infrequent and/or unusual expenses) through April 30, 2020, unless sooner terminated at the sole discretion of the fund's board of trustees. Under this agreement, the fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for the Columbia VP -- Mid Cap Value Fund and 1.17% for the Columbia VP -- Small Cap Value Fund.

(4)	Other expenses have been restated to reflect current fees paid by the fund.

(5)
Through April 30, 2020, the portfolio's adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at a ratio no higher than 0.65%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, and AFFE. The agreement may only be terminated with the consent of the fund's board.

(6)	Reserved.

(7)
The advisor has contractually agreed to waive 0.05% of the fund’s management fee. This arrangement will remain in effect through April 30, 2020. In addition, the advisor has contractually agreed to reimburse 0.10% of class-level expenses. This arrangement will remain in effect for at least one year from the effective date of the

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fund’s prospectus and will remain in effect thereafter as long as Service Class 2 shares of the fund continue to be sold to unaffiliated insurance companies. If Service Class 2 shares are no longer sold to unaffiliated insurance companies, the advisor, in its sole discretion, may discontinue the arrangement.

(8)
The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, AFFE, and certain non-routine expenses) do not exceed 0.59% until April 30, 2020.

(9)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund for the next 12-month period.

(10)	Other expenses include 0.01% of dividend expense and security borrowing fees for securities sold short.

(11)
The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the subsidiary, and may be terminated only with the approval of the fund’s board of trustees.

(12)
"Other Expenses” does not include fees paid to the fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this annual fund operating expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the fund.

(13)	Reserved.

(14)
The fund’s adviser has contractually agreed to waive a portion of the fund’s management fee in an amount equal to the net management fee that the adviser earns on the fund’s investments in certain affiliated funds, which will have the effect of reducing AFFE. Unless the adviser continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the fund's board of trustees.

(15)
The fund's distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the fund's board of directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

(16)	Reserved.

(17)
The fund's advisory fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018. The adviser has agreed to reduce its advisory fee and/or reimburse the fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the fund's board of directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(18)
AFFE includes interest expense of the underlying PIMCO funds of 0.23%. Interest expense can result from certain transactions within the underlying PIMCO funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the underlying PIMCO funds, the total annual portfolio operating expense after fee waiver and/or expenses reimbursement is 1.315% for the Advisor Class shares. The advisor has contractually agreed, through May 1, 2020, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds. The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the trust at least 30 days prior to the end of the then current term.The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of AFFE listed in the table above.

(19)
"Other Expenses” include interest expense of 0.09%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expense is 0.75%.

(20)
"Other Expenses” include interest expense of 1.03%. Interest expense is borne by the portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses after fee waiver and/or expense reimbursement are 0.99%. The advisor has contractually agreed to waive the portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(21)
"Other Expenses” include interest expense of 0.06%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expense is 1.00%.

(22)
"Other Expenses” include interest expense of 0.36%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses are 0.725%.

Pinnacle (pre 1-1-12) Integrity	120

(23)
"Other Expenses” include interest expense of 0.77%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses are 0.75%.

(24)
Other Expenses” include interest expense of 0.26%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expenses are 0.75%.

(25)	Other expenses are contractually limited to 0.10%.

(26)	Total Annual Fund Expenses include AFFE and will differ from the ratios of expenses to average net assets that is included in the fund's annual report for the fiscal year ended December 31, 2018.

(27)
Expenses shown above do not reflect the advisor's recoupment of previously waived and/or reimbursed expenses of the fund of $7,629 or 0.01% of average daily net assets, and will differ from the net expenses shown in the fund’s annual report for the fiscal year ended December 31, 2018. The fund has no further recoupments as of December 31, 2018.

(28)
The advisor and the trust have entered into a contractual expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, including expenses associated with the fund's liquidity providers, other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles, the cost of AFFE, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.06% of average daily net assets of the Large Cap Core Equity ETF, and 0.75% of average daily net assets of the Aggressive ETF, Conservative ETF, and Moderate ETF. This contractual expense limitation is effective through April 29, 2020, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the fund's shareholders. The terms of the contractual expense limitation agreement provide that the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the date on which the advisor reduced its compensation or assumed expenses for the fund. The fund will make repayments to the advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the fund's current expense limitation.

Pinnacle (pre 1-1-12) Integrity	121

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Pinnacle (pre 1-1-12) Integrity	122

To request a copy of the Statement of Additional Information for Integrity Pinnacle (on or before April 30, 1998), Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon), Pinnacle IV (July 16, 2001 to April 30, 2007), Pinnacle V (May 1, 2007 to December 31, 2011), dated May 1, 2019, remove this page and mail it to us at the Administrative Office listed in the Glossary, or call us at the number listed in the Glossary.

Name:_____________________________ Phone: ____________________________	Address:______________________________ ______________________________________

Pinnacle (pre 1-1-12) Integrity	123

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Pinnacle (before April 30, 1998)
Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon)
Pinnacle IV (July 16, 2001 to April 30, 2007)
Pinnacle V (May 1, 2007 to December 31, 2011)
Pinnacle V (post 1-1-12)
Deferred Flexible Premium Variable Annuities
Issued By Integrity Life Insurance Company
Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the variable annuity prospectus dated May 1, 2019.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into Service Agreements with WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by WSLIC, and will reflect actual costs to the extent reasonably possible.

Custodian
Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

1

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from Integrity for underwriting its variable annuities was $4,798,026 in 2018, $6,186,777 in 2017, and $7,156,582 in 2016. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

Ann Arbor Annuity Exchange, Inc.	Hancock Investment Services, Inc.
Arvest Investments, Inc.	Huntington Investment Company, Inc.
BBVA Securities, Inc.	Infinex Investments, Inc.
BMO Harris	Key Investment Services LLC
BOK Financial Securities, Inc.	LPL Financial LLC
CUSO Financial Services, L.P.	M&T Securities, Inc.
Cetera Investment Services LLC	PNC Investments, LLC
Commerce Brokerage Services, Inc.	The MV Group
Crump Life Insurance Services, Inc.	The Marketing Alliance, Inc.
Fifth Third Securities, Inc.	Zenith Marketing Group
Financial Independence Group, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized

2

percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage (GLIA) Rider is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the standard death benefit and the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1

3

Individualized Illustrations
Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70½ or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to

4

traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2018, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the separate account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000. You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

Financial Statements
Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2018,
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2018

Report of Independent Registered Public Accounting Firm

The Board of Directors of Integrity Life Insurance Company and
The Contract Owners of Separate Account I of Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of Integrity Life Insurance Company (the Separate Account), as of December 31, 2018, and the related statements of operations for the year ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 22, 2019

1

Appendix A
Subaccounts comprising Separate Account I of Integrity Life Insurance Company

American Funds Insurance Series	Fidelity Variable Insurance Products (continued)
Non-Affiliated Class 2	Non-Affiliated Service Class:
American Funds I.S. Managed Risk Asset Allocation Fund	Fidelity VIP Equity-Income Portfolio
Non-Affiliated Class 4	Fidelity VIP Growth Portfolio
American Funds I.S. Bond Fund	Fidelity VIP High Income Portfolio
American Funds I.S. Capital Income Builder Fund	Fidelity VIP Asset Manager Portfolio
American Funds I.S. Global Growth Fund	Fidelity VIP Contrafund® Portfolio
American Funds I.S. Growth Fund	Fidelity VIP Balanced Portfolio
American Funds I.S. Growth-Income Fund	Fidelity VIP Mid Cap Portfolio
American Funds I.S. New World Fund	Fidelity VIP Overseas Portfolio
Non-Affiliated Service Class 2:
BlackRock Variable Series Funds	Fidelity VIP Asset Manager Portfolio
Non-Affiliated Class 3	Fidelity VIP Balanced Portfolio
BlackRock Capital Appreciation V.I. Fund	Fidelity VIP Contrafund® Portfolio
BlackRock Global Allocation V.I. Fund	Fidelity VIP Disciplined Small Cap Portfolio
BlackRock High Yield V.I. Fund	Fidelity VIP Equity-Income Portfolio
BlackRock Total Return V.I. Fund	Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Columbia Funds Variable Portfolios	Fidelity VIP Freedom 2020 Portfolio
Non-Affiliated Class 1	Fidelity VIP Freedom 2025 Portfolio
Columbia VP – Mid Cap Value Fund	Fidelity VIP Freedom 2030 Portfolio
Non-Affiliated Class 2	Fidelity VIP Growth Portfolio
Columbia VP – Small Cap Value Fund	Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
DWS Investments VIT Funds	Fidelity VIP Investment Grade Bond Portfolio
Non-Affiliated Class A:	Fidelity VIP Mid Cap Portfolio
DWS Small Cap Index VIP Fund	Fidelity VIP Overseas Portfolio
Non-Affiliated Class B:	Fidelity VIP Target Volatility Portfolio
DWS Small Cap Index VIP Fund
Franklin Templeton VIP Trust
Fidelity Variable Insurance Products	Non-Affiliated Class 1:
Non-Affiliated Initial Class:	Franklin Growth and Income VIP Fund
Fidelity VIP Balanced Portfolio	Franklin Income VIP Fund
Fidelity VIP Overseas Portfolio	Non-Affiliated Class 2:
Fidelity VIP Equity-Income Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP Growth Portfolio	Franklin Income VIP Fund
Fidelity VIP High Income Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Asset Manager Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Contrafund® Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Index 500 Portfolio	Templeton Foreign VIP Fund
Fidelity VIP Investment Grade Bond Portfolio	Templeton Global Bond VIP Fund
Fidelity VIP Government Money Market	Templeton Growth VIP Fund

2

Appendix A (continued)

Rydex Variable Trust (Guggenheim Variable Insurance Funds)	Pimco Variable Insurance Trust
Investor Class:	Advisor Class:
Guggenheim VT Global Managed Futures Strategy Fund	PIMCO VIT All Asset Portfolio
Guggenheim VT Multi-Hedge Strategies Fund	PIMCO VIT International Bond Portfolio (US Dollar Hedged)
Guggenheim VT Long Short Equity Fund	PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
iShares Trust	PIMCO VIT Low Duration Portfolio
ETF Shares:	PIMCO VIT Real Return Portfolio
iShares® Core S&P 500 ETF	PIMCO VIT Total Return Portfolio
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF	Northern Lights Variable Trust
iShares® Core U.S. Aggregate Bond ETF	Non-Affiliated Class 3:
iShares® iBoxx $ High Yield Corporate Bond ETF	TOPS® Managed Risk Moderate Growth ETF Portfolio
iShares® Intermediate-Term Corporate Bond ETF
iShares® International Treasury Bond ETF	Touchstone Variable Series Trust
iShares® S&P 500 Growth ETF	Affiliated:
iShares® S&P 500 Value ETF	Touchstone VST Active Bond Fund
iShares® TIPS Bond ETF	Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Invesco (AIM) Variable Insurance Funds	Touchstone VST Focused Fund
Non-Affiliated Class 2:	Touchstone VST Large Cap Core Equity Fund
Invesco V.I. American Franchise Fund	Touchstone VST Moderate ETF Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund	The Vanguard Index Funds
Invesco V.I. International Growth Fund	ETF Shares:
Invesco V.I. Mid Cap Growth Fund	Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
JPMorgan Insurance Trust	Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Non-Affiliated Class 1:	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
JP Morgan IT Mid Cap Value	Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Morgan Stanley Variable Insurance Funds, Inc.	Vanguard® Real Estate Index Fund, ETF Shares
Non-Affiliated Class 1:	Vanguard® Short-Term Bond Index Fund, ETF Shares
Morgan Stanley VIF Emerging Markets Debt Portfolio	Vanguard® Total Bond Market Index Fund, ETF Shares
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

3

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2018

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Active Bond Fund	$12,626,252	$4	$12,626,256	$11.09	to	$16.66	955,898
Touchstone VST Aggressive ETF Fund	11,522,224	(1)	11,522,223	15.09	to	22.35	613,435
Touchstone VST Conservative ETF Fund	10,988,615	(7)	10,988,608	12.91	to	17.60	729,928
Touchstone VST Focused Fund	23,674,188	4	23,674,192	17.09	to	32.14	973,891
Touchstone VST Large Cap Core Equity Fund	13,220,482	3	13,220,485	14.88	to	22.39	738,907
Touchstone VST Moderate ETF Fund	9,608,253	(4)	9,608,249	14.26	to	19.76	606,985
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,129,318	—	2,129,318	16.87	to	27.41	95,059
Fidelity VIP Overseas Portfolio	1,631,760	(3)	1,631,757	9.38	to	34.40	64,120
Fidelity VIP Equity-Income Portfolio	8,361,676	—	8,361,676	24.02	to	83.20	143,874
Fidelity VIP Growth Portfolio	6,247,477	2	6,247,479			128.86	48,483
Fidelity VIP High Income Portfolio	577,183	—	577,183			27.86	20,721
Fidelity VIP Asset Manager Portfolio	3,001,456	(1)	3,001,455			52.57	57,094
Fidelity VIP Contrafund® Portfolio	12,481,077	(3)	12,481,074	37.83	to	76.91	217,735
Fidelity VIP Index 500 Portfolio	5,270,849	5	5,270,854	18.03	to	63.30	171,379
Fidelity VIP Investment Grade Bond Portfolio	2,744,087	(1)	2,744,086	11.44	to	40.43	130,162
Fidelity VIP Government Money Market	8,708,988	(6)	8,708,982	9.61	to	10.03	892,473
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	175,394	(1)	175,393			19.38	9,051
Fidelity VIP Growth Portfolio	551,388	1	551,389	20.47	to	21.04	26,748
Fidelity VIP High Income Portfolio	132,688	—	132,688			15.39	8,621
Fidelity VIP Asset Manager Portfolio	3,239	(1)	3,238			16.36	198
Fidelity VIP Contrafund® Portfolio	744,883	—	744,883			27.82	26,776
Fidelity VIP Balanced Portfolio	132,056	1	132,057			19.56	6,750
Fidelity VIP Mid Cap Portfolio	2,702,657	1	2,702,658	56.77	to	59.25	47,087
Fidelity VIP Overseas Portfolio	30,341	1	30,342			14.61	2,077
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	1,504,961	3	1,504,964	13.27	to	18.57	96,638
Fidelity VIP Balanced Portfolio	5,975,659	(7)	5,975,652	15.49	to	22.35	314,689
Fidelity VIP Contrafund® Portfolio	31,342,355	2	31,342,357	16.70	to	29.30	1,560,188
Fidelity VIP Disciplined Small Cap Portfolio	1,823,657	1	1,823,658	14.28	to	18.90	124,562
Fidelity VIP Equity-Income Portfolio	3,945,212	2	3,945,214	12.49	to	20.83	257,858
Fidelity VIP Freedom 2010 Portfolio	643,944	3	643,947	13.21	to	13.96	48,039
Fidelity VIP Freedom 2015 Portfolio	1,278,647	(1)	1,278,646	13.27	to	14.22	95,733
Fidelity VIP Freedom 2020 Portfolio	4,091,177	(1)	4,091,176	13.09	to	14.68	308,359
Fidelity VIP Freedom 2025 Portfolio	4,350,470	(4)	4,350,466	13.65	to	15.47	314,848
Fidelity VIP Freedom 2030 Portfolio	768,646	(3)	768,643	13.39	to	14.23	56,074
Fidelity VIP Growth Portfolio	10,072,809	(1)	10,072,808	18.69	to	24.61	487,456
Fidelity VIP High Income Portfolio	6,041,551	(3)	6,041,548	13.06	to	20.46	331,810
Fidelity VIP Index 500 Portfolio	39,190,654	(5)	39,190,649	16.97	to	25.13	2,230,543
Fidelity VIP Investment Grade Bond Portfolio	32,214,597	4	32,214,601	11.21	to	17.83	2,435,946
Fidelity VIP Mid Cap Portfolio	7,327,992	(7)	7,327,985	15.75	to	36.86	309,065
Fidelity VIP Overseas Portfolio	2,773,126	11	2,773,137	8.95	to	18.12	247,380
Fidelity VIP Target Volatility Portfolio	2,941,937	(2)	2,941,935	11.38	to	11.64	256,790
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	1,361,727	(1)	1,361,726	14.44	to	15.21	92,370
Franklin Growth and Income VIP Fund	1,803,062	(4)	1,803,058	24.41	to	24.83	73,872
Franklin Income VIP Fund	4,040,776	—	4,040,776	24.92	to	25.36	162,020
JP Morgan IT Mid Cap Value	506,085	1	506,086	20.63	to	31.15	17,415
Morgan Stanley VIF Emerging Markets Debt Portfolio	335,617	(1)	335,616	15.75	to	27.05	13,133
Morgan Stanley VIF U.S. Real Estate Portfolio	1,406,453	—	1,406,453	14.31	to	41.46	39,917
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	4,845,502	(1)	4,845,501	11.30	to	11.65	426,951
Columbia VP – Small Cap Value Fund	2,828,453	(3)	2,828,450	22.71	to	24.25	122,031
Franklin Growth and Income VIP Fund	6,446,651	(4)	6,446,647	14.06	to	24.84	346,322
Franklin Income VIP Fund	18,891,490	2	18,891,492	13.23	to	25.34	1,149,487
Franklin Large Cap Growth VIP Fund	4,464,903	(6)	4,464,897	16.03	to	26.22	241,371
Franklin Mutual Shares VIP Fund	18,411,894	(2)	18,411,892	11.81	to	23.74	1,349,238
Franklin Small Cap Value VIP Fund	1,379,894	(5)	1,379,889	14.82	to	17.62	89,533
Invesco V.I. American Franchise Fund	3,067,557	(2)	3,067,555	19.07	to	29.89	149,150
Invesco V.I. American Value Fund	6,598,437	(1)	6,598,436	15.23	to	17.00	423,762
Invesco V.I. Comstock Fund	9,022,965	1	9,022,966	13.98	to	27.23	589,229
Invesco V.I. International Growth Fund	3,626,971	2	3,626,973	10.35	to	10.84	345,768

4

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2018

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco V.I. Mid Cap Growth Fund	$453,278	$(3)	$453,275	$11.50	to	$11.67	39,241
Templeton Foreign VIP Fund	8,991,188	1	8,991,189	8.93	to	20.08	862,833
Templeton Global Bond VIP Fund	4,738,215	3	4,738,218	9.35	to	9.68	503,956
Templeton Growth VIP Fund	2,576,763	(1)	2,576,762	9.65	to	20.34	168,453
Morgan Stanley VIF Emerging Markets Debt Portfolio	888,404	2	888,406	11.50	to	23.61	59,642
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,636,989	3	2,636,992	7.88	to	33.80	197,927
Morgan Stanley VIF U.S. Real Estate Portfolio	3,617,809	2	3,617,811	11.04	to	33.23	290,984
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	9,543,228	3	9,543,231	17.89	to	18.75	528,456
BlackRock Global Allocation V.I. Fund	1,487,572	2	1,487,574	11.04	to	11.57	131,837
BlackRock High Yield V.I. Fund	556,529	1	556,530	10.69	to	10.85	51,896
BlackRock Total Return V.I. Fund	1,489,883	4	1,489,887	9.78	to	9.88	152,241
TOPS® Managed Risk Moderate Growth ETF Portfolio	3,745,481	(1)	3,745,480	10.39	to	10.66	358,455
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	1,644,716	2	1,644,718	9.75	to	9.89	168,538
American Funds I.S. Capital Income Builder Fund	712,232	(7)	712,225	9.63	to	9.83	73,582
American Funds I.S. Global Growth Fund	10,883,008	6	10,883,014	12.56	to	12.95	861,108
American Funds I.S. Growth Fund	5,548,398	4	5,548,402	15.44	to	15.92	357,672
American Funds I.S. Growth-Income Fund	17,973,828	(2)	17,973,826	14.31	to	14.75	1,248,503
American Funds I.S. New World Fund	1,209,872	—	1,209,872	9.82	to	10.12	121,788
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	469,305	—	469,305	25.72	to	26.83	17,530
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,705,616	2	1,705,618	15.11	to	25.99	95,089
Advisor Class:
PIMCO VIT All Asset Portfolio	838,652	(1)	838,651	11.71	to	13.24	65,967
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	129,246	3	129,249	10.41	to	10.57	12,337
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,648,863	(3)	1,648,860	3.56	to	4.96	450,284
PIMCO VIT Long-Term U.S. Government Portfolio	260,468	1	260,469	10.17	to	10.50	25,426
PIMCO VIT Low Duration Portfolio	5,313,902	2	5,313,904	10.01	to	11.58	481,818
PIMCO VIT Real Return Portfolio	1,263,348	(2)	1,263,346	10.23	to	12.08	109,235
PIMCO VIT Total Return Portfolio	39,922,728	2	39,922,730	11.07	to	13.84	2,996,825
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	615,183	(1)	615,182	5.76	to	6.07	105,335
Guggenheim VT Multi-Hedge Strategies Fund	411,712	(2)	411,710	8.05	to	10.38	49,488
Guggenheim VT Long Short Equity Fund	206,432	(3)	206,429	9.27	to	11.44	20,998
ETF Shares:
iShares® Core S&P 500 ETF	75,242,675	4	75,242,679	47.81	to	51.46	1,548,765
iShares® Core S&P Mid-Cap ETF	21,442,204	(3)	21,442,201	41.69	to	45.73	492,316
iShares® Core S&P Small-Cap ETF	11,125,931	(1)	11,125,930	45.25	to	49.55	235,605
iShares® Core U.S. Aggregate Bond ETF	1,310,336	(2)	1,310,334	23.84	to	26.95	53,292
iShares® iBoxx $ High Yield Corporate Bond ETF	770,806	1	770,807	28.58	to	31.33	25,756
iShares® Intermediate-Term Corporate Bond ETF	1,219,028	—	1,219,028	24.60	to	26.17	49,236
iShares® International Treasury Bond ETF	10,978,668	(3)	10,978,665	21.72	to	23.36	497,497
iShares® S&P 500 Growth ETF	8,060,083	(1)	8,060,082	51.20	to	56.24	154,263
iShares® S&P 500 Value ETF	3,530,831	3	3,530,834	41.92	to	45.89	80,428
iShares® TIPS Bond ETF	197,942	3	197,945	21.53	to	25.74	8,420
Vanguard® Developed Markets Index Fund, ETF Shares	10,857,574	(1)	10,857,573	26.90	to	32.13	358,412
Vanguard® Dividend Appreciation Index Fund, ETF Shares	1,972,525	1	1,972,526	43.33	to	47.95	44,496
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	475,637	—	475,637	20.29	to	25.17	20,515
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	215,868	1	215,869	26.82	to	30.45	7,784
Vanguard® Large-Cap Index Fund, ETF Shares	1,543,165	6	1,543,171	47.57	to	50.79	31,660
Vanguard® Mega Cap Index Fund, ETF Shares	119,583	(1)	119,582	48.60	to	52.01	2,376
Vanguard® Real Estate Index Fund, ETF Shares	743,819	—	743,819	37.33	to	40.86	19,277
Vanguard® Short-Term Bond Index Fund, ETF Shares	348,084	1	348,085	22.36	to	23.70	15,478
Vanguard® Total Bond Market Index Fund, ETF Shares	81,115,982	2	81,115,984	23.75	to	26.94	3,345,244

5

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2018

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Active Bond Fund	$272,043	$193,144	$78,899	$(53,144)	$—	$(438,294)	$(491,438)	$(412,539)
Touchstone VST Aggressive ETF Fund	222,027	187,050	34,977	676,863	361,546	(2,225,216)	(1,548,353)	(1,151,830)
Touchstone VST Conservative ETF Fund	210,325	184,769	25,556	(245,409)	184,906	(626,037)	(871,446)	(660,984)
Touchstone VST Focused Fund	126,459	389,716	(263,257)	(24,233)	544,241	(2,580,755)	(2,604,988)	(2,324,004)
Touchstone VST Large Cap Core Equity Fund	86,381	240,766	(154,385)	1,007,651	463,673	(2,481,894)	(1,474,243)	(1,164,955)
Touchstone VST Moderate ETF Fund	208,197	156,299	51,898	(130,305)	326,207	(1,032,121)	(1,162,426)	(784,321)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	34,394	32,760	1,634	63,144	122,004	(307,149)	(244,005)	(120,367)
Fidelity VIP Overseas Portfolio	29,702	26,884	2,818	(4,057)	—	(315,852)	(319,909)	(317,091)
Fidelity VIP Equity-Income Portfolio	210,930	129,639	81,291	66,365	443,870	(1,465,496)	(1,399,131)	(873,970)
Fidelity VIP Growth Portfolio	17,166	97,016	(79,850)	404,113	999,256	(1,370,894)	(966,781)	(47,375)
Fidelity VIP High Income Portfolio	38,219	12,029	26,190	(15,621)	—	(40,035)	(55,656)	(29,466)
Fidelity VIP Asset Manager Portfolio	55,155	45,925	9,230	129,128	112,404	(462,889)	(333,761)	(212,127)
Fidelity VIP Contrafund® Portfolio	102,015	201,695	(99,680)	857,438	1,321,718	(3,044,830)	(2,187,392)	(965,354)
Fidelity VIP Index 500 Portfolio	109,636	81,912	27,724	343,953	29,130	(713,015)	(369,062)	(312,208)
Fidelity VIP Investment Grade Bond Portfolio	70,353	41,263	29,090	392	20,077	(116,505)	(116,113)	(66,946)
Fidelity VIP Government Money Market	132,866	117,916	14,950	—	—	(3)	(3)	14,947
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	4,726	3,543	1,183	6,389	16,397	(46,988)	(40,599)	(23,019)
Fidelity VIP Growth Portfolio	990	8,996	(8,006)	78,783	100,487	(172,956)	(94,173)	(1,692)
Fidelity VIP High Income Portfolio	9,005	2,854	6,151	(5,269)	—	(8,874)	(14,143)	(7,992)
Fidelity VIP Asset Manager Portfolio	57	53	4	(29)	118	(334)	(363)	(241)
Fidelity VIP Contrafund® Portfolio	5,668	13,932	(8,264)	13,722	103,619	(159,971)	(146,249)	(50,894)
Fidelity VIP Balanced Portfolio	2,083	2,109	(26)	801	7,113	(15,807)	(15,006)	(7,919)
Fidelity VIP Mid Cap Portfolio	18,738	48,096	(29,358)	146,480	315,159	(927,552)	(781,072)	(495,271)
Fidelity VIP Overseas Portfolio	517	514	3	132	—	(5,948)	(5,816)	(5,813)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	24,198	24,710	(512)	(32,519)	55,093	(146,356)	(178,875)	(124,294)
Fidelity VIP Balanced Portfolio	83,841	91,979	(8,138)	146,107	337,322	(850,675)	(704,568)	(375,384)
Fidelity VIP Contrafund® Portfolio	157,187	527,058	(369,871)	1,329,268	3,243,516	(6,743,476)	(5,414,208)	(2,540,563)
Fidelity VIP Disciplined Small Cap Portfolio	12,445	30,216	(17,771)	72,389	196,410	(551,652)	(479,263)	(300,624)
Fidelity VIP Equity-Income Portfolio	90,916	66,746	24,170	88,244	219,837	(759,520)	(671,276)	(427,269)
Fidelity VIP Freedom 2010 Portfolio	9,629	13,386	(3,757)	12,914	17,460	(83,204)	(70,290)	(56,587)
Fidelity VIP Freedom 2015 Portfolio	19,075	21,608	(2,533)	12,743	57,742	(159,171)	(146,428)	(91,219)
Fidelity VIP Freedom 2020 Portfolio	61,510	71,947	(10,437)	156,504	159,044	(664,856)	(508,352)	(359,745)
Fidelity VIP Freedom 2025 Portfolio	57,295	70,072	(12,777)	79,825	93,411	(552,314)	(472,489)	(391,855)
Fidelity VIP Freedom 2030 Portfolio	9,626	10,258	(632)	5,548	16,946	(105,404)	(99,856)	(83,542)

6

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2018

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Portfolio	$3,845	$144,133	$(140,288)	$286,059	$1,330,720	$(1,848,897)	$(1,562,838)	$(372,406)
Fidelity VIP High Income Portfolio	443,979	139,734	304,245	(310,386)	—	(395,300)	(705,686)	(401,441)
Fidelity VIP Index 500 Portfolio	663,256	619,828	43,428	1,859,427	199,790	(4,534,520)	(2,675,093)	(2,431,875)
Fidelity VIP Investment Grade Bond Portfolio	749,305	479,361	269,944	(156,681)	204,763	(1,073,081)	(1,229,762)	(755,055)
Fidelity VIP Mid Cap Portfolio	36,467	132,213	(95,746)	132,495	818,049	(2,239,470)	(2,106,975)	(1,384,672)
Fidelity VIP Overseas Portfolio	42,753	47,509	(4,756)	124,740	—	(666,365)	(541,625)	(546,381)
Fidelity VIP Target Volatility Portfolio	49,374	47,407	1,967	10,965	97,031	(345,253)	(334,288)	(235,290)
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	—	22,611	(22,611)	41,900	—	(248,373)	(206,473)	(229,084)
Franklin Growth and Income VIP Fund	51,945	27,064	24,881	32,797	51,850	(217,852)	(185,055)	(108,324)
Franklin Income VIP Fund	242,905	65,168	177,737	206,923	—	(608,757)	(401,834)	(224,097)
JP Morgan IT Mid Cap Value	7,276	10,050	(2,774)	109,394	12,161	(200,745)	(91,351)	(81,964)
Morgan Stanley VIF Emerging Markets Debt Portfolio	24,433	5,940	18,493	(14,315)	—	(42,987)	(57,302)	(38,809)
Morgan Stanley VIF U.S. Real Estate Portfolio	43,836	22,228	21,608	104,961	—	(281,643)	(176,682)	(155,074)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	68,413	77,442	(9,029)	24,446	198,440	(543,757)	(519,311)	(329,900)
Columbia VP – Small Cap Value Fund	7,294	55,252	(47,958)	127,030	623,832	(1,404,654)	(1,277,624)	(701,750)
Franklin Growth and Income VIP Fund	178,256	105,422	72,834	261,659	196,624	(931,888)	(670,229)	(400,771)
Franklin Income VIP Fund	1,096,355	301,809	794,546	(21,648)	—	(1,891,110)	(1,912,758)	(1,118,212)
Franklin Large Cap Growth VIP Fund	—	74,717	(74,717)	257,194	371,890	(656,664)	(399,470)	(102,297)
Franklin Mutual Shares VIP Fund	494,950	304,039	190,911	26,562	770,694	(3,099,230)	(3,072,668)	(2,111,063)
Franklin Small Cap Value VIP Fund	15,013	24,007	(8,994)	(32,243)	255,673	(442,172)	(474,415)	(227,736)
Invesco V.I. American Franchise Fund	—	49,633	(49,633)	211,046	198,623	(507,092)	(296,046)	(147,056)
Invesco V.I. American Value Fund	16,021	108,487	(92,466)	246,504	1,155,567	(2,419,689)	(2,173,185)	(1,110,084)
Invesco V.I. Comstock Fund	149,234	155,569	(6,335)	260,408	1,026,449	(2,703,755)	(2,443,347)	(1,423,233)
Invesco V.I. International Growth Fund	74,411	58,210	16,201	31,363	29,187	(773,463)	(742,100)	(696,712)
Invesco V.I. Mid Cap Growth Fund	—	5,584	(5,584)	(67)	53,629	(98,649)	(98,716)	(50,671)
Templeton Foreign VIP Fund	301,242	165,804	135,438	(235,402)	—	(1,793,891)	(2,029,293)	(1,893,855)
Templeton Global Bond VIP Fund	—	74,391	(74,391)	(13,770)	—	107,759	93,989	19,598
Templeton Growth VIP Fund	61,739	43,588	18,151	40,312	261,468	(820,363)	(780,051)	(500,432)
Morgan Stanley VIF Emerging Markets Debt Portfolio	81,375	20,843	60,532	(67,017)	—	(122,426)	(189,443)	(128,911)
Morgan Stanley VIF Emerging Markets Equity Portfolio	11,278	46,785	(35,507)	314,112	—	(890,546)	(576,434)	(611,941)
Morgan Stanley VIF U.S. Real Estate Portfolio	100,204	59,785	40,419	102,471	—	(526,342)	(423,871)	(383,452)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	145,376	(145,376)	404,416	2,798,985	(2,972,838)	(2,568,422)	85,187
BlackRock Global Allocation V.I. Fund	14,257	25,136	(10,879)	(18,829)	73,509	(201,301)	(220,130)	(157,500)
BlackRock High Yield V.I. Fund	21,052	5,806	15,246	(465)	—	(39,092)	(39,557)	(24,311)
BlackRock Total Return V.I. Fund	32,954	20,169	12,785	(6,930)	—	(27,168)	(34,098)	(21,313)
TOPS® Managed Risk Moderate Growth ETF Portfolio	63,886	61,930	1,956	24,143	194,252	(584,450)	(560,307)	(364,099)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	37,097	23,067	14,030	(10,326)	2,066	(34,265)	(44,591)	(28,495)

7

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2018

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds I.S. Capital Income Builder Fund	$17,888	$9,534	$8,354	$2,943	$1,365	$(73,318)	$(70,375)	$(60,656)
American Funds I.S. Global Growth Fund	62,987	193,552	(130,565)	139,533	898,376	(2,189,545)	(2,050,012)	(1,282,201)
American Funds I.S. Growth Fund	14,929	85,118	(70,189)	77,895	552,129	(747,647)	(669,752)	(187,812)
American Funds I.S. Growth-Income Fund	240,604	297,427	(56,823)	359,978	1,335,563	(2,177,907)	(1,817,929)	(539,189)
American Funds I.S. New World Fund	8,568	16,026	(7,458)	33,844	30,348	(259,355)	(225,511)	(202,621)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	5,938	7,796	(1,858)	15,144	42,143	(126,278)	(111,134)	(70,849)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	10,724	25,855	(15,131)	79,316	104,461	(476,919)	(397,603)	(308,273)
Advisor Class:
PIMCO VIT All Asset Portfolio	38,251	21,077	17,174	17,896	—	(131,568)	(113,672)	(96,498)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	798	822	(24)	(249)	419	309	60	455
PIMCO VIT CommodityRealReturn® Strategy Portfolio	42,186	32,519	9,667	(144,967)	—	(172,115)	(317,082)	(307,415)
PIMCO VIT Long-Term U.S. Government Portfolio	6,587	4,116	2,471	(11,651)	1,216	(6,856)	(18,507)	(14,820)
PIMCO VIT Low Duration Portfolio	84,384	64,740	19,644	(19,455)	—	(51,731)	(71,186)	(51,542)
PIMCO VIT Real Return Portfolio	33,989	18,857	15,132	(38,621)	—	(24,438)	(63,059)	(47,927)
PIMCO VIT Total Return Portfolio	992,786	610,625	382,161	(516,178)	484,941	(1,256,974)	(1,773,152)	(906,050)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	—	8,893	(8,893)	(22,577)	—	(33,038)	(55,615)	(64,508)
Guggenheim VT Multi-Hedge Strategies Fund	—	5,229	(5,229)	3,978	—	(24,372)	(20,394)	(25,623)
Guggenheim VT Long Short Equity Fund	—	3,407	(3,407)	9,661	33,228	(77,553)	(67,892)	(38,071)
ETF Shares:
iShares® Core S&P 500 ETF	1,556,574	2,127,279	(570,705)	10,082,300	—	(14,741,914)	(4,659,614)	(5,230,319)
iShares® Core S&P Mid-Cap ETF	354,472	610,612	(256,140)	2,427,264	—	(5,338,710)	(2,911,446)	(3,167,586)
iShares® Core S&P Small-Cap ETF	167,760	318,643	(150,883)	1,590,189	—	(2,647,198)	(1,057,009)	(1,207,892)
iShares® Core U.S. Aggregate Bond ETF	37,352	35,828	1,524	35,922	—	(74,305)	(38,383)	(36,859)
iShares® iBoxx $ High Yield Corporate Bond ETF	37,912	15,892	22,020	15,421	—	(66,700)	(51,279)	(29,259)
iShares® Intermediate-Term Corporate Bond ETF	43,459	36,225	7,234	45,383	—	(100,202)	(54,819)	(47,585)
iShares® International Treasury Bond ETF	34,704	285,437	(250,733)	111,297	—	(428,570)	(317,273)	(568,006)
iShares® S&P 500 Growth ETF	103,293	224,276	(120,983)	1,200,218	—	(1,262,550)	(62,332)	(183,315)
iShares® S&P 500 Value ETF	93,766	95,534	(1,768)	384,335	—	(802,495)	(418,160)	(419,928)
iShares® TIPS Bond ETF	5,326	4,653	673	2,189	—	(10,467)	(8,278)	(7,605)
Vanguard® Developed Markets Index Fund, ETF Shares	338,152	299,224	38,928	615,998	—	(2,761,880)	(2,145,882)	(2,106,954)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	40,308	54,453	(14,145)	327,477	—	(410,848)	(83,371)	(97,516)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	13,441	14,163	(722)	50,212	—	(141,232)	(91,020)	(91,742)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7,937	5,353	2,584	3,575	—	(15,757)	(12,182)	(9,598)
Vanguard® Large-Cap Index Fund, ETF Shares	32,630	42,844	(10,214)	209,098	—	(284,417)	(75,319)	(85,533)
Vanguard® Mega Cap Index Fund, ETF Shares	2,847	3,454	(607)	24,176	—	(27,781)	(3,605)	(4,212)
Vanguard® Real Estate Index Fund, ETF Shares	31,767	16,800	14,967	33,528	—	(109,088)	(75,560)	(60,593)
Vanguard® Short-Term Bond Index Fund, ETF Shares	7,149	9,755	(2,606)	1,310	—	(3,872)	(2,562)	(5,168)
Vanguard® Total Bond Market Index Fund, ETF Shares	2,294,779	2,110,752	184,027	1,551,015	19,679	(3,939,688)	(2,388,673)	(2,184,967)

8

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Active Bond Fund	$78,899	$(53,144)	$(438,294)	$(412,539)	$1,342,393	$(1,270,562)	$239,730	$(140,495)	$171,066	$(241,473)	$12,867,729	$12,626,256	144,536	131,464	13,072
Touchstone VST Aggressive ETF Fund	34,977	1,038,409	(2,225,216)	(1,151,830)	370,308	(1,233,308)	(81,780)	(38,914)	(983,694)	(2,135,524)	13,657,747	11,522,223	36,680	84,556	(47,876)
Touchstone VST Conservative ETF Fund	25,556	(60,503)	(626,037)	(660,984)	427,269	(2,168,049)	3,813,986	(79,061)	1,994,145	1,333,161	9,655,447	10,988,608	410,303	289,288	121,015
Touchstone VST Focused Fund	(263,257)	520,008	(2,580,755)	(2,324,004)	399,928	(3,045,187)	(330,376)	(69,170)	(3,044,805)	(5,368,809)	29,043,001	23,674,192	27,932	145,865	(117,933)
Touchstone VST Large Cap Core Equity Fund	(154,385)	1,471,324	(2,481,894)	(1,164,955)	328,833	(5,376,060)	717,716	(39,859)	(4,369,370)	(5,534,325)	18,754,810	13,220,485	107,984	361,026	(253,042)
Touchstone VST Moderate ETF Fund	51,898	195,902	(1,032,121)	(784,321)	221,823	(1,600,978)	(406,376)	(42,548)	(1,828,079)	(2,612,400)	12,220,649	9,608,249	34,696	145,482	(110,786)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,634	185,148	(307,149)	(120,367)	—	(268,270)	—	(920)	(269,190)	(389,557)	2,518,875	2,129,318	—	12,103	(12,103)
Fidelity VIP Overseas Portfolio	2,818	(4,057)	(315,852)	(317,091)	—	(133,285)	(90,275)	(1,621)	(225,181)	(542,272)	2,174,029	1,631,757	1	8,765	(8,764)
Fidelity VIP Equity-Income Portfolio	81,291	510,235	(1,465,496)	(873,970)	8,316	(700,546)	(401,254)	(2,995)	(1,096,479)	(1,970,449)	10,332,125	8,361,676	2,704	22,525	(19,821)
Fidelity VIP Growth Portfolio	(79,850)	1,403,369	(1,370,894)	(47,375)	—	(564,182)	(73,214)	(2,528)	(639,924)	(687,299)	6,934,778	6,247,479	—	4,514	(4,514)
Fidelity VIP High Income Portfolio	26,190	(15,621)	(40,035)	(29,466)	146,057	(197,408)	(459,204)	(328)	(510,883)	(540,349)	1,117,532	577,183	3,978	21,532	(17,554)
Fidelity VIP Asset Manager Portfolio	9,230	241,532	(462,889)	(212,127)	14,250	(370,399)	(16,921)	(1,734)	(374,804)	(586,931)	3,588,386	3,001,455	245	6,881	(6,636)
Fidelity VIP Contrafund® Portfolio	(99,680)	2,179,156	(3,044,830)	(965,354)	29,829	(1,763,369)	(354,512)	(4,954)	(2,093,006)	(3,058,360)	15,539,434	12,481,074	2,191	35,550	(33,359)
Fidelity VIP Index 500 Portfolio	27,724	373,083	(713,015)	(312,208)	—	(552,456)	(12,013)	(2,334)	(566,803)	(879,011)	6,149,865	5,270,854	212	14,874	(14,662)
Fidelity VIP Investment Grade Bond Portfolio	29,090	20,469	(116,505)	(66,946)	—	(525,482)	(79,562)	(2,065)	(607,109)	(674,055)	3,418,141	2,744,086	2	31,514	(31,512)
Fidelity VIP Government Money Market	14,950	—	(3)	14,947	958,124	(3,653,941)	3,410,559	(10,578)	704,164	719,111	7,989,871	8,708,982	1,065,759	995,785	69,974
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	1,183	22,786	(46,988)	(23,019)	672	(58,923)	(114,344)	(81)	(172,676)	(195,695)	371,088	175,393	29	8,263	(8,234)
Fidelity VIP Growth Portfolio	(8,006)	179,270	(172,956)	(1,692)	—	(48,275)	(93,407)	(389)	(142,071)	(143,763)	695,152	551,389	—	6,447	(6,447)
Fidelity VIP High Income Portfolio	6,151	(5,269)	(8,874)	(7,992)	—	(12,145)	(137,777)	(75)	(149,997)	(157,989)	290,677	132,688	—	9,319	(9,319)
Fidelity VIP Asset Manager Portfolio	4	89	(334)	(241)	—	(190)	—	(18)	(208)	(449)	3,687	3,238	—	12	(12)
Fidelity VIP Contrafund® Portfolio	(8,264)	117,341	(159,971)	(50,894)	3,443	(245,641)	(170,842)	(202)	(413,242)	(464,136)	1,209,019	744,883	2,387	15,659	(13,272)
Fidelity VIP Balanced Portfolio	(26)	7,914	(15,807)	(7,919)	—	(1,606)	—	(64)	(1,670)	(9,589)	141,646	132,057	—	80	(80)
Fidelity VIP Mid Cap Portfolio	(29,358)	461,639	(927,552)	(495,271)	—	(379,100)	(194,562)	(1,225)	(574,887)	(1,070,158)	3,772,816	2,702,658	—	8,155	(8,155)
Fidelity VIP Overseas Portfolio	3	132	(5,948)	(5,813)	—	(571)	—	—	(571)	(6,384)	36,726	30,342	—	32	(32)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(512)	22,574	(146,356)	(124,294)	28,045	(142,954)	64,182	(4,135)	(54,862)	(179,156)	1,684,120	1,504,964	16,880	21,126	(4,246)
Fidelity VIP Balanced Portfolio	(8,138)	483,429	(850,675)	(375,384)	407,971	(777,766)	73,402	(15,236)	(311,629)	(687,013)	6,662,665	5,975,652	35,705	51,472	(15,767)
Fidelity VIP Contrafund® Portfolio	(369,871)	4,572,784	(6,743,476)	(2,540,563)	725,442	(3,646,353)	(1,493,683)	(168,968)	(4,583,562)	(7,124,125)	38,466,482	31,342,357	80,027	281,311	(201,284)
Fidelity VIP Disciplined Small Cap Portfolio	(17,771)	268,799	(551,652)	(300,624)	347,018	(256,627)	(177,618)	(14,992)	(102,219)	(402,843)	2,226,501	1,823,658	24,775	30,420	(5,645)
Fidelity VIP Equity-Income Portfolio	24,170	308,081	(759,520)	(427,269)	99,753	(639,780)	(208,184)	(21,428)	(769,639)	(1,196,908)	5,142,122	3,945,214	24,335	63,691	(39,356)
Fidelity VIP Freedom 2010 Portfolio	(3,757)	30,374	(83,204)	(56,587)	—	(26,933)	97,695	(4,961)	65,801	9,214	634,733	643,947	41,894	38,583	3,311
Fidelity VIP Freedom 2015 Portfolio	(2,533)	70,485	(159,171)	(91,219)	121,570	(237,956)	(21,047)	(13,293)	(150,726)	(241,945)	1,520,591	1,278,646	5,362	15,805	(10,443)
Fidelity VIP Freedom 2020 Portfolio	(10,437)	315,548	(664,856)	(359,745)	422,188	(1,008,812)	(102,027)	(37,023)	(725,674)	(1,085,419)	5,176,595	4,091,176	25,456	78,377	(52,921)
Fidelity VIP Freedom 2025 Portfolio	(12,777)	173,236	(552,314)	(391,855)	435,870	(125,631)	(207,995)	(45,483)	56,761	(335,094)	4,685,560	4,350,466	33,820	30,632	3,188
Fidelity VIP Freedom 2030 Portfolio	(632)	22,494	(105,404)	(83,542)	206,560	(7,571)	24,971	(366)	223,594	140,052	628,591	768,643	14,646	522	14,124
Fidelity VIP Growth Portfolio	(140,288)	1,616,779	(1,848,897)	(372,406)	988,195	(756,072)	1,191,980	(48,402)	1,375,701	1,003,295	9,069,513	10,072,808	141,219	86,245	54,974
Fidelity VIP High Income Portfolio	304,245	(310,386)	(395,300)	(401,441)	53,676	(2,092,909)	(4,632,582)	(13,275)	(6,685,090)	(7,086,531)	13,128,079	6,041,548	137,199	488,938	(351,739)
Fidelity VIP Index 500 Portfolio	43,428	2,059,217	(4,534,520)	(2,431,875)	2,813,084	(4,381,504)	2,512,614	(133,527)	810,667	(1,621,208)	40,811,857	39,190,649	349,184	300,719	48,465
Fidelity VIP Investment Grade Bond Portfolio	269,944	48,082	(1,073,081)	(755,055)	3,795,913	(3,505,606)	(203,690)	(308,840)	(222,223)	(977,278)	33,191,879	32,214,601	320,163	346,745	(26,582)
Fidelity VIP Mid Cap Portfolio	(95,746)	950,544	(2,239,470)	(1,384,672)	114,675	(1,176,585)	(101,810)	(18,180)	(1,181,900)	(2,566,572)	9,894,557	7,327,985	33,885	79,640	(45,755)
Fidelity VIP Overseas Portfolio	(4,756)	124,740	(666,365)	(546,381)	69,593	(353,559)	(61,261)	(9,711)	(354,938)	(901,319)	3,674,456	2,773,137	23,205	49,642	(26,437)
Fidelity VIP Target Volatility Portfolio	1,967	107,996	(345,253)	(235,290)	51,279	(136,538)	(30,223)	(50,210)	(165,692)	(400,982)	3,342,917	2,941,935	6,359	19,833	(13,474)
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	(22,611)	41,900	(248,373)	(229,084)	42,245	(159,206)	48,152	(3,845)	(72,654)	(301,738)	1,663,464	1,361,726	8,616	12,790	(4,174)
Franklin Growth and Income VIP Fund	24,881	84,647	(217,852)	(108,324)	—	(126,170)	(1,198)	(1,115)	(128,483)	(236,807)	2,039,865	1,803,058	—	4,963	(4,963)
Franklin Income VIP Fund	177,737	206,923	(608,757)	(224,097)	60,306	(892,739)	(186,815)	(1,262)	(1,020,510)	(1,244,607)	5,285,383	4,040,776	893	39,388	(38,495)
JP Morgan IT Mid Cap Value	(2,774)	121,555	(200,745)	(81,964)	—	(189,491)	—	(1,072)	(190,563)	(272,527)	778,613	506,086	2	5,759	(5,757)
Morgan Stanley VIF Emerging Markets Debt Portfolio	18,493	(14,315)	(42,987)	(38,809)	60	(111,889)	(9,442)	(408)	(121,679)	(160,488)	496,104	335,616	56	4,806	(4,750)
Morgan Stanley VIF U.S. Real Estate Portfolio	21,608	104,961	(281,643)	(155,074)	936	(219,895)	(131,833)	(1,449)	(352,241)	(507,315)	1,913,768	1,406,453	36	9,262	(9,226)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(9,029)	222,886	(543,757)	(329,900)	99,673	(251,761)	289,079	(60,078)	76,913	(252,987)	5,098,488	4,845,501	37,360	31,296	6,064
Columbia VP – Small Cap Value Fund	(47,958)	750,862	(1,404,654)	(701,750)	86,736	(405,473)	(539,022)	(20,991)	(878,750)	(1,580,500)	4,408,950	2,828,450	38,344	69,402	(31,058)

9

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$72,834	$458,283	$(931,888)	$(400,771)	$88,965	$(860,536)	$(360,560)	$(21,183)	$(1,153,314)	$(1,554,085)	$8,000,732	$6,446,647	16,187	79,090	(62,903)
Franklin Income VIP Fund	794,546	(21,648)	(1,891,110)	(1,118,212)	447,539	(1,581,922)	(2,295,218)	(35,116)	(3,464,717)	(4,582,929)	23,474,421	18,891,492	52,377	242,392	(190,015)
Franklin Large Cap Growth VIP Fund	(74,717)	629,084	(656,664)	(102,297)	96,582	(528,916)	(98,080)	(27,681)	(558,095)	(660,392)	5,125,289	4,464,897	46,694	82,763	(36,069)
Franklin Mutual Shares VIP Fund	190,911	797,256	(3,099,230)	(2,111,063)	1,869,995	(2,505,106)	(560,787)	(136,565)	(1,332,463)	(3,443,526)	21,855,418	18,411,892	126,244	214,926	(88,682)
Franklin Small Cap Value VIP Fund	(8,994)	223,430	(442,172)	(227,736)	16,316	(205,166)	138,626	(7,556)	(57,780)	(285,516)	1,665,405	1,379,889	14,822	18,050	(3,228)
Invesco V.I. American Franchise Fund	(49,633)	409,669	(507,092)	(147,056)	120,503	(384,825)	530,416	(17,858)	248,236	101,180	2,966,375	3,067,555	48,119	36,036	12,083
Invesco V.I. American Value Fund	(92,466)	1,402,071	(2,419,689)	(1,110,084)	1,557,888	(917,115)	610,190	(66,163)	1,184,800	74,716	6,523,720	6,598,436	196,638	134,973	61,665
Invesco V.I. Comstock Fund	(6,335)	1,286,857	(2,703,755)	(1,423,233)	1,040,694	(1,359,314)	(226,383)	(84,925)	(629,928)	(2,053,161)	11,076,127	9,022,966	95,703	136,485	(40,782)
Invesco V.I. International Growth Fund	16,201	60,550	(773,463)	(696,712)	660,871	(397,065)	(83,312)	(39,672)	140,822	(555,890)	4,182,863	3,626,973	70,542	58,860	11,682
Invesco V.I. Mid Cap Growth Fund	(5,584)	53,562	(98,649)	(50,671)	160,124	(20,626)	104,561	(4,733)	239,326	188,655	264,620	453,275	23,759	5,801	17,958
Templeton Foreign VIP Fund	135,438	(235,402)	(1,793,891)	(1,893,855)	1,041,009	(3,020,328)	119,039	(62,827)	(1,923,107)	(3,816,962)	12,808,151	8,991,189	109,688	297,386	(187,698)
Templeton Global Bond VIP Fund	(74,391)	(13,770)	107,759	19,598	61,403	(337,928)	(18,940)	(4,057)	(299,522)	(279,924)	5,018,142	4,738,218	9,254	41,040	(31,786)
Templeton Growth VIP Fund	18,151	301,780	(820,363)	(500,432)	4,846	(213,016)	(34,579)	(3,638)	(246,387)	(746,819)	3,323,581	2,576,762	8,827	20,701	(11,874)
Morgan Stanley VIF Emerging Markets Debt Portfolio	60,532	(67,017)	(122,426)	(128,911)	1,680	(155,231)	(508,516)	(3,340)	(665,407)	(794,318)	1,682,724	888,406	4,233	50,724	(46,491)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(35,507)	314,112	(890,546)	(611,941)	46,017	(546,331)	(31,148)	(8,678)	(540,140)	(1,152,081)	3,789,073	2,636,992	82,014	99,464	(17,450)
Morgan Stanley VIF U.S. Real Estate Portfolio	40,419	102,471	(526,342)	(383,452)	298,909	(543,871)	(173,518)	(28,512)	(446,992)	(830,444)	4,448,255	3,617,811	35,647	70,255	(34,608)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(145,376)	3,203,401	(2,972,838)	85,187	1,947,011	(619,583)	(118,790)	(109,327)	1,099,311	1,184,498	8,358,733	9,543,231	174,759	112,405	62,354
BlackRock Global Allocation V.I. Fund	(10,879)	54,680	(201,301)	(157,500)	16,404	(532,327)	132,957	(2,277)	(385,243)	(542,743)	2,030,317	1,487,574	15,417	47,649	(32,232)
BlackRock High Yield V.I. Fund	15,246	(465)	(39,092)	(24,311)	34,735	(32,603)	373,885	(2,900)	373,117	348,806	207,724	556,530	38,197	4,832	33,365
BlackRock Total Return V.I. Fund	12,785	(6,930)	(27,168)	(21,313)	46,805	(69,646)	695,227	(16,701)	655,685	634,372	855,515	1,489,887	80,621	13,830	66,791
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,956	218,395	(584,450)	(364,099)	73,957	(157,084)	(21,273)	(54,606)	(159,006)	(523,105)	4,268,585	3,745,480	10,696	24,901	(14,205)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	14,030	(8,260)	(34,265)	(28,495)	176,157	(62,802)	450,867	(18,071)	546,151	517,656	1,127,062	1,644,718	70,624	14,892	55,732
American Funds I.S. Capital Income Builder Fund	8,354	4,308	(73,318)	(60,656)	14,595	(16,136)	137,555	(3,554)	132,460	71,804	640,421	712,225	20,333	7,268	13,065
American Funds I.S. Global Growth Fund	(130,565)	1,037,909	(2,189,545)	(1,282,201)	403,896	(993,465)	(260,980)	(4,527)	(855,076)	(2,137,277)	13,020,291	10,883,014	29,955	89,928	(59,973)
American Funds I.S. Growth Fund	(70,189)	630,024	(747,647)	(187,812)	603,003	(371,804)	668,904	(6,218)	893,885	706,073	4,842,329	5,548,402	78,139	26,425	51,714
American Funds I.S. Growth-Income Fund	(56,823)	1,695,541	(2,177,907)	(539,189)	764,772	(1,902,501)	214,390	(21,335)	(944,674)	(1,483,863)	19,457,689	17,973,826	201,047	256,795	(55,748)
American Funds I.S. New World Fund	(7,458)	64,192	(259,355)	(202,621)	442,173	(105,313)	74,079	(7,723)	403,216	200,595	1,009,277	1,209,872	57,306	21,637	35,669
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,858)	57,287	(126,278)	(70,849)	—	(47,671)	112,998	(187)	65,140	(5,709)	475,014	469,305	6,434	4,446	1,988
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(15,131)	183,777	(476,919)	(308,273)	72,314	(169,505)	404,893	(2,572)	305,130	(3,143)	1,708,761	1,705,618	59,946	50,305	9,641
Advisor Class:
PIMCO VIT All Asset Portfolio	17,174	17,896	(131,568)	(96,498)	120	(213,016)	(593,470)	(2,162)	(808,528)	(905,026)	1,743,677	838,651	2,010	64,470	(62,460)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	(24)	170	309	455	16,500	(7,868)	78,072	(40)	86,664	87,119	42,130	129,249	18,652	10,361	8,291
PIMCO VIT CommodityRealReturn® Strategy Portfolio	9,667	(144,967)	(172,115)	(307,415)	121,964	(244,461)	(422,911)	(18,678)	(564,086)	(871,501)	2,520,361	1,648,860	48,822	181,316	(132,494)
PIMCO VIT Long-Term U.S. Government Portfolio	2,471	(10,435)	(6,856)	(14,820)	325	(30,516)	(47,419)	(456)	(78,066)	(92,886)	353,355	260,469	3,162	10,850	(7,688)
PIMCO VIT Low Duration Portfolio	19,644	(19,455)	(51,731)	(51,542)	250,964	(589,721)	1,297,341	(18,459)	940,125	888,583	4,425,321	5,313,904	210,580	124,319	86,261
PIMCO VIT Real Return Portfolio	15,132	(38,621)	(24,438)	(47,927)	25,918	(143,195)	119,618	(1,496)	845	(47,082)	1,310,428	1,263,346	43,715	43,698	17
PIMCO VIT Total Return Portfolio	382,161	(31,237)	(1,256,974)	(906,050)	3,710,424	(5,091,535)	(8,861)	(381,575)	(1,771,547)	(2,677,597)	42,600,327	39,922,730	361,426	501,263	(139,837)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(8,893)	(22,577)	(33,038)	(64,508)	1,847	(61,544)	157,329	(4,983)	92,649	28,141	587,041	615,182	30,479	15,111	15,368
Guggenheim VT Multi-Hedge Strategies Fund	(5,229)	3,978	(24,372)	(25,623)	1,490	(48,904)	107,390	(1,804)	58,172	32,549	379,161	411,710	16,744	9,533	7,211
Guggenheim VT Long Short Equity Fund	(3,407)	42,889	(77,553)	(38,071)	660	(55,564)	(11,972)	(503)	(67,379)	(105,450)	311,879	206,429	398	6,702	(6,304)
ETF Shares:
iShares® Core S&P 500 ETF	(570,705)	10,082,300	(14,741,914)	(5,230,319)	6,593,905	(6,467,724)	(2,454,857)	—	(2,328,676)	(7,558,995)	82,801,674	75,242,679	298,296	336,515	(38,219)
iShares® Core S&P Mid-Cap ETF	(256,140)	2,427,264	(5,338,710)	(3,167,586)	1,961,207	(1,893,432)	557,181	—	624,956	(2,542,630)	23,984,831	21,442,201	108,564	93,318	15,246
iShares® Core S&P Small-Cap ETF	(150,883)	1,590,189	(2,647,198)	(1,207,892)	1,034,357	(992,290)	(144,977)	—	(102,910)	(1,310,802)	12,436,732	11,125,930	57,277	56,724	553
iShares® Core U.S. Aggregate Bond ETF	1,524	35,922	(74,305)	(36,859)	29,715	(210,229)	88,194	—	(92,320)	(129,179)	1,439,513	1,310,334	10,315	14,083	(3,768)
iShares® iBoxx $ High Yield Corporate Bond ETF	22,020	15,421	(66,700)	(29,259)	113,278	(43,297)	(27,023)	—	42,958	13,699	757,108	770,807	4,739	3,310	1,429
iShares® Intermediate-Term Corporate Bond ETF	7,234	45,383	(100,202)	(47,585)	169,543	(152,711)	(98,767)	—	(81,935)	(129,520)	1,348,548	1,219,028	15,925	19,261	(3,336)
iShares® International Treasury Bond ETF	(250,733)	111,297	(428,570)	(568,006)	893,088	(868,607)	534,250	—	558,731	(9,275)	10,987,940	10,978,665	124,671	99,917	24,754
iShares® S&P 500 Growth ETF	(120,983)	1,200,218	(1,262,550)	(183,315)	682,450	(679,368)	(379,303)	—	(376,221)	(559,536)	8,619,618	8,060,082	31,881	38,207	(6,326)
iShares® S&P 500 Value ETF	(1,768)	384,335	(802,495)	(419,928)	319,918	(390,745)	47,997	—	(22,830)	(442,758)	3,973,592	3,530,834	18,209	17,998	211
iShares® TIPS Bond ETF	673	2,189	(10,467)	(7,605)	13,390	(29,518)	2,240	—	(13,888)	(21,493)	219,438	197,945	2,067	2,643	(576)
Vanguard® Developed Markets Index Fund, ETF Shares	38,928	615,998	(2,761,880)	(2,106,954)	905,923	(941,369)	1,160,736	—	1,125,290	(981,664)	11,839,237	10,857,573	90,530	57,146	33,384
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(14,145)	327,477	(410,848)	(97,516)	79,682	(390,002)	(60,589)	—	(370,909)	(468,425)	2,440,951	1,972,526	9,823	17,716	(7,893)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(722)	50,212	(141,232)	(91,742)	18,987	(105,639)	(1,077)	—	(87,729)	(179,471)	655,108	475,637	5,458	8,487	(3,029)

10

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$2,584	$3,575	$(15,757)	$(9,598)	$2,467	$(16,477)	$3,321	$—	$(10,689)	$(20,287)	$236,156	$215,869	676	1,070	(394)
Vanguard® Large-Cap Index Fund, ETF Shares	(10,214)	209,098	(284,417)	(85,533)	109,937	(169,815)	(56,068)	—	(115,946)	(201,479)	1,744,650	1,543,171	6,377	8,182	(1,805)
Vanguard® Mega Cap Index Fund, ETF Shares	(607)	24,176	(27,781)	(4,212)	1	(30,171)	(1,997)	—	(32,167)	(36,379)	155,961	119,582	1,028	1,594	(566)
Vanguard® Real Estate Index Fund, ETF Shares	14,967	33,528	(109,088)	(60,593)	129,694	(72,591)	13,866	—	70,969	10,376	733,443	743,819	5,896	4,067	1,829
Vanguard® Short-Term Bond Index Fund, ETF Shares	(2,606)	1,310	(3,872)	(5,168)	7,939	(20,353)	(798)	—	(13,212)	(18,380)	366,465	348,085	1,913	2,513	(600)
Vanguard® Total Bond Market Index Fund, ETF Shares	184,027	1,570,694	(3,939,688)	(2,184,967)	6,556,088	(6,457,295)	2,881,804	—	2,980,597	795,630	80,320,354	81,115,984	800,372	678,534	121,838

11

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Active Bond Fund	$147,012	$22,690	$76,646	$246,348	$2,115,168	$(1,644,698)	$861,623	$(82,053)	$1,250,040	$1,496,388	$11,371,341	$12,867,729	309,877	(208,039)	101,838
Touchstone VST Aggressive ETF Fund	43,138	752,522	1,114,961	1,910,621	602,988	(1,286,669)	(227,206)	(27,958)	(938,845)	971,776	12,685,971	13,657,747	46,766	(95,607)	(48,841)
Touchstone VST Conservative ETF Fund	55,359	1,303,075	(522,756)	835,678	337,457	(1,529,162)	346,642	(44,137)	(889,200)	(53,522)	9,708,969	9,655,447	218,378	(275,477)	(57,099)
Touchstone VST Focused Fund	(258,571)	(71,913)	3,664,264	3,333,780	994,107	(3,562,368)	(1,457,747)	(64,345)	(4,090,353)	(756,573)	29,799,574	29,043,001	48,703	(215,313)	(166,610)
Touchstone VST Large Cap Core Equity Fund	(148,450)	929,746	2,541,232	3,322,528	411,798	(2,298,599)	(1,356,056)	(33,743)	(3,276,600)	45,928	18,708,882	18,754,810	117,426	(309,186)	(191,760)
Touchstone VST Moderate ETF Fund	71,864	2,501,827	(1,171,914)	1,401,777	513,314	(2,215,709)	(149,654)	(38,909)	(1,890,958)	(489,181)	12,709,830	12,220,649	58,191	(171,890)	(113,699)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,314	125,733	215,824	343,871	—	(290,464)	(23,943)	(998)	(315,405)	28,466	2,490,409	2,518,875	1	(17,565)	(17,564)
Fidelity VIP Overseas Portfolio	1,204	(40,701)	552,861	513,364	—	(243,198)	(3,282)	(1,592)	(248,072)	265,292	1,908,737	2,174,029	2	(9,017)	(9,015)
Fidelity VIP Equity-Income Portfolio	34,762	284,120	782,536	1,101,418	132,015	(1,082,819)	109,995	(3,402)	(844,211)	257,207	10,074,918	10,332,125	5,155	(18,593)	(13,438)
Fidelity VIP Growth Portfolio	(77,530)	1,058,258	939,456	1,920,184	—	(936,424)	(11,563)	(2,565)	(950,552)	969,632	5,965,146	6,934,778	2	(7,781)	(7,779)
Fidelity VIP High Income Portfolio	44,239	64,850	(52,930)	56,159	2,752	(251,231)	(14,044)	(443)	(262,966)	(206,807)	1,324,339	1,117,532	15,458	(25,034)	(9,576)
Fidelity VIP Asset Manager Portfolio	17,451	411,264	(10,839)	417,876	126,808	(430,651)	20,005	(2,012)	(285,850)	132,026	3,456,360	3,588,386	1,226	(6,597)	(5,371)
Fidelity VIP Contrafund® Portfolio	(54,805)	1,399,493	1,398,171	2,742,859	88,540	(1,317,238)	(13,131)	(5,505)	(1,247,334)	1,495,525	14,043,909	15,539,434	4,759	(32,564)	(27,805)
Fidelity VIP Index 500 Portfolio	23,551	434,934	650,712	1,109,197	—	(831,805)	(3,685)	(2,671)	(838,161)	271,036	5,878,829	6,149,865	6	(27,872)	(27,866)
Fidelity VIP Investment Grade Bond Portfolio	35,979	62,763	8,024	106,766	—	(645,474)	(126,272)	(2,190)	(773,936)	(667,170)	4,085,311	3,418,141	4	(46,969)	(46,965)
Fidelity VIP Government Money Market	(75,056)	—	3	(75,053)	353,282	(4,634,086)	(1,210,776)	(7,376)	(5,498,956)	(5,574,009)	13,563,880	7,989,871	534,472	(1,098,121)	(563,649)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	656	5,698	31,093	37,447	672	(5,136)	2	(78)	(4,540)	32,907	338,181	371,088	33	(261)	(228)
Fidelity VIP Growth Portfolio	(8,344)	109,343	86,373	187,372	—	(29,540)	(89,651)	(390)	(119,581)	67,791	627,361	695,152	2	(6,677)	(6,675)
Fidelity VIP High Income Portfolio	11,880	3,005	(5,493)	9,392	—	(14,603)	14,113	(77)	(567)	8,825	281,852	290,677	11,797	(12,213)	(416)
Fidelity VIP Asset Manager Portfolio	(59)	2,146	(788)	1,299	—	(11,332)	(80)	(21)	(11,433)	(10,134)	13,821	3,687	—	(674)	(674)
Fidelity VIP Contrafund® Portfolio	(5,067)	80,191	111,503	186,627	1,770	(9,509)	81,946	(225)	73,982	260,609	948,410	1,209,019	4,451	(2,103)	2,348
Fidelity VIP Balanced Portfolio	(59)	4,084	14,107	18,132	—	(1,405)	3	(65)	(1,467)	16,665	124,981	141,646	—	(75)	(75)
Fidelity VIP Mid Cap Portfolio	(29,248)	316,229	364,852	651,833	—	(569,829)	(10)	(1,340)	(571,179)	80,654	3,692,162	3,772,816	1	(9,227)	(9,226)
Fidelity VIP Overseas Portfolio	(33)	(2)	8,129	8,094	—	(455)	1	—	(454)	7,640	29,086	36,726	—	(33)	(33)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	3,597	176,267	7,655	187,519	11,300	(83,461)	11,886	(3,551)	(63,826)	123,693	1,560,427	1,684,120	5,016	(9,047)	(4,031)
Fidelity VIP Balanced Portfolio	(6,884)	264,634	615,110	872,860	142,707	(678,865)	171,996	(12,642)	(376,804)	496,056	6,166,609	6,662,665	24,380	(43,701)	(19,321)
Fidelity VIP Contrafund® Portfolio	(239,288)	3,665,714	3,061,579	6,488,005	1,940,147	(4,324,301)	699,896	(135,872)	(1,820,130)	4,667,875	33,798,607	38,466,482	200,445	(268,843)	(68,398)
Fidelity VIP Disciplined Small Cap Portfolio	(18,347)	169,108	(41,234)	109,527	400,035	(191,137)	(365,302)	(9,491)	(165,895)	(56,368)	2,282,869	2,226,501	36,322	(47,242)	(10,920)
Fidelity VIP Equity-Income Portfolio	2,944	192,830	344,085	539,859	263,895	(768,497)	18,834	(17,246)	(503,014)	36,845	5,105,277	5,142,122	59,726	(82,291)	(22,565)
Fidelity VIP Freedom 2010 Portfolio	(2,048)	68,496	5,404	71,852	—	(259,555)	1,359	(4,650)	(262,846)	(190,994)	825,727	634,733	403	(20,116)	(19,713)
Fidelity VIP Freedom 2015 Portfolio	(5,591)	60,740	142,100	197,249	50,540	(200,773)	(144,227)	(10,874)	(305,334)	(108,085)	1,628,676	1,520,591	1,333	(23,554)	(22,221)
Fidelity VIP Freedom 2020 Portfolio	(11,070)	227,479	460,796	677,205	41,865	(286,865)	(37,552)	(30,811)	(313,363)	363,842	4,812,753	5,176,595	6,576	(30,234)	(23,658)
Fidelity VIP Freedom 2025 Portfolio	(9,926)	203,498	441,156	634,728	194,388	(201,693)	98,439	(33,212)	57,922	692,650	3,992,910	4,685,560	24,589	(20,780)	3,809
Fidelity VIP Freedom 2030 Portfolio	(1,736)	36,065	63,456	97,785	46,063	(26,209)	83	(229)	19,708	117,493	511,098	628,591	3,162	(1,888)	1,274
Fidelity VIP Growth Portfolio	(103,193)	697,640	1,408,486	2,002,933	1,445,702	(711,782)	961,189	(26,545)	1,668,564	3,671,497	5,398,016	9,069,513	177,088	(88,848)	88,240
Fidelity VIP High Income Portfolio	516,839	(390,423)	271,723	398,139	233,623	(2,391,604)	(1,789,427)	(9,061)	(3,956,469)	(3,558,330)	16,686,409	13,128,079	630,787	(849,445)	(218,658)
Fidelity VIP Index 500 Portfolio	47,635	1,760,183	5,091,959	6,899,777	2,756,103	(3,952,696)	(299,555)	(96,446)	(1,592,594)	5,307,183	35,504,674	40,811,857	204,024	(288,554)	(84,530)
Fidelity VIP Investment Grade Bond Portfolio	253,135	32,437	484,349	769,921	5,597,727	(3,762,910)	1,208,975	(203,749)	2,840,043	3,609,964	29,581,915	33,191,879	518,884	(283,822)	235,062
Fidelity VIP Mid Cap Portfolio	(83,708)	570,656	1,135,130	1,622,078	376,980	(1,534,346)	260,582	(15,990)	(912,774)	709,304	9,185,253	9,894,557	74,016	(104,585)	(30,569)
Fidelity VIP Overseas Portfolio	(8,699)	117,981	747,849	857,131	91,777	(545,517)	70,440	(8,424)	(391,724)	465,407	3,209,049	3,674,456	78,333	(114,865)	(36,532)
Fidelity VIP Target Volatility Portfolio	(9,482)	214,584	211,464	416,566	184,985	(173,822)	192,875	(36,055)	167,983	584,549	2,758,368	3,342,917	39,882	(25,175)	14,707
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	(25,358)	93,018	126,701	194,361	88,029	(122,040)	(364,234)	(3,056)	(401,301)	(206,940)	1,870,404	1,663,464	11,789	(36,902)	(25,113)
Franklin Growth and Income VIP Fund	93,804	152,713	23,044	269,561	—	(150,948)	5	(1,259)	(152,202)	117,359	1,922,506	2,039,865	—	(6,303)	(6,303)
Franklin Income VIP Fund	155,771	181,137	103,071	439,979	49,178	(600,606)	(59,736)	(1,467)	(612,631)	(172,652)	5,458,035	5,285,383	79	(24,200)	(24,121)
JP Morgan IT Mid Cap Value	(4,380)	60,767	30,047	86,434	—	(34,277)	(1)	(1,020)	(35,298)	51,136	727,477	778,613	2	(1,104)	(1,102)
Morgan Stanley VIF Emerging Markets Debt Portfolio	19,350	(3,992)	27,834	43,192	60	(87,198)	(22,694)	(421)	(110,253)	(67,061)	563,165	496,104	36	(4,058)	(4,022)
Morgan Stanley VIF U.S. Real Estate Portfolio	1,501	129,401	(104,875)	26,027	273	(276,224)	(100,125)	(1,543)	(377,619)	(351,592)	2,265,360	1,913,768	1,241	(10,181)	(8,940)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(35,067)	65,981	536,214	567,128	500,872	(280,208)	373,319	(42,022)	551,961	1,119,089	3,979,399	5,098,488	87,837	(38,369)	49,468
Columbia VP – Small Cap Value Fund	(42,815)	252,571	229,282	439,038	192,837	(299,163)	770,056	(18,407)	645,323	1,084,361	3,324,589	4,408,950	59,450	(36,083)	23,367

12

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$340,878	$822,597	$(133,719)	$1,029,756	$420,893	$(1,136,959)	$125,244	$(17,205)	$(608,027)	$421,729	$7,579,003	$8,000,732	41,153	(62,140)	(20,987)
Franklin Income VIP Fund	629,909	123,716	1,036,718	1,790,343	827,363	(1,454,880)	558,845	(28,541)	(97,213)	1,693,130	21,781,291	23,474,421	117,916	(88,934)	28,982
Franklin Large Cap Growth VIP Fund	(38,965)	395,368	607,128	963,531	312,268	(708,821)	754,257	(19,785)	337,919	1,301,450	3,823,839	5,125,289	79,152	(57,689)	21,463
Franklin Mutual Shares VIP Fund	169,425	1,142,531	57,875	1,369,831	2,319,996	(1,826,970)	172,178	(103,205)	561,999	1,931,830	19,923,588	21,855,418	180,732	(130,432)	50,300
Franklin Small Cap Value VIP Fund	(16,616)	66,208	98,557	148,149	93,874	(394,336)	(122,325)	(6,057)	(428,844)	(280,695)	1,946,100	1,665,405	14,878	(40,549)	(25,671)
Invesco V.I. American Franchise Fund	(30,281)	247,679	194,577	411,975	256,102	(348,276)	1,080,581	(8,161)	980,246	1,392,221	1,574,154	2,966,375	64,935	(15,388)	49,547
Invesco V.I. American Value Fund	(50,544)	3,907	507,965	461,328	2,190,038	(616,477)	(141,481)	(40,131)	1,391,949	1,853,277	4,670,443	6,523,720	183,113	(102,034)	81,079
Invesco V.I. Comstock Fund	59,319	991,263	558,568	1,609,150	1,518,457	(1,214,917)	(1,112,852)	(67,252)	(876,564)	732,586	10,343,541	11,076,127	147,965	(194,050)	(46,085)
Invesco V.I. International Growth Fund	(8,757)	72,815	643,028	707,086	825,395	(409,142)	(175,564)	(26,739)	213,950	921,036	3,261,827	4,182,863	81,435	(62,438)	18,997
Invesco V.I. Mid Cap Growth Fund	(2,853)	16,305	17,746	31,198	151,978	(6,446)	(5,137)	(1,337)	139,058	170,256	94,364	264,620	14,862	(2,722)	12,140
Templeton Foreign VIP Fund	139,163	(12,234)	1,391,723	1,518,652	1,401,136	(1,129,408)	2,711,332	(44,030)	2,939,030	4,457,682	8,350,469	12,808,151	420,038	(114,943)	305,095
Templeton Global Bond VIP Fund	(76,251)	392	93,187	17,328	294,995	(462,410)	261,410	(3,737)	90,258	107,586	4,910,556	5,018,142	56,969	(47,553)	9,416
Templeton Growth VIP Fund	8,082	105,810	430,619	544,511	14,937	(469,929)	(365,858)	(3,661)	(824,511)	(280,000)	3,603,581	3,323,581	4,509	(64,115)	(59,606)
Morgan Stanley VIF Emerging Markets Debt Portfolio	65,746	(12,266)	77,460	130,940	3,213	(168,099)	(23,698)	(3,027)	(191,611)	(60,671)	1,743,395	1,682,724	3,579	(15,842)	(12,263)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(27,284)	60,852	929,859	963,427	67,556	(756,376)	(200,026)	(7,667)	(896,513)	66,914	3,722,159	3,789,073	41,830	(117,672)	(75,842)
Morgan Stanley VIF U.S. Real Estate Portfolio	(10,151)	296,362	(235,395)	50,816	526,415	(886,045)	(312,164)	(20,460)	(692,254)	(641,438)	5,089,693	4,448,255	67,520	(110,291)	(42,771)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(93,610)	830,123	897,503	1,634,016	2,411,943	(318,318)	(427,492)	(47,393)	1,618,740	3,252,756	5,105,977	8,358,733	152,418	(59,074)	93,344
BlackRock Global Allocation V.I. Fund	(1,436)	21,260	212,806	232,630	10,140	(96,933)	(141,270)	(2,110)	(230,173)	2,457	2,027,860	2,030,317	7,972	(27,719)	(19,747)
BlackRock High Yield V.I. Fund	5,655	354	2,397	8,406	118,098	(4,223)	53,078	(533)	166,420	174,826	32,898	207,724	17,096	(1,663)	15,433
BlackRock Total Return V.I. Fund	5,411	(421)	4,890	9,880	310,068	(1,666)	232,242	(5,815)	534,829	544,709	310,806	855,515	54,789	(887)	53,902
TOPS® Managed Risk Moderate Growth ETF Portfolio	4,248	31,921	423,374	459,543	639,126	(482,348)	112,605	(40,020)	229,363	688,906	3,579,679	4,268,585	60,761	(39,005)	21,756
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	6,556	11,652	(6,488)	11,720	446,419	(6,744)	101,554	(6,244)	534,985	546,705	580,357	1,127,062	54,957	(1,242)	53,715
American Funds I.S. Capital Income Builder Fund	6,326	6,141	41,841	54,308	149,184	(57,187)	89,181	(2,698)	178,480	232,788	407,633	640,421	31,794	(14,069)	17,725
American Funds I.S. Global Growth Fund	(106,477)	425,671	2,594,425	2,913,619	433,818	(1,154,221)	819,153	(3,306)	95,444	3,009,063	10,011,228	13,020,291	121,656	(115,519)	6,137
American Funds I.S. Growth Fund	(37,585)	355,443	463,477	781,335	777,115	(240,097)	1,130,311	(2,882)	1,664,447	2,445,782	2,396,547	4,842,329	135,238	(20,210)	115,028
American Funds I.S. Growth-Income Fund	(30,106)	1,190,546	2,061,764	3,222,204	1,355,876	(1,568,557)	645,188	(14,816)	417,691	3,639,895	15,817,794	19,457,689	214,499	(185,528)	28,971
American Funds I.S. New World Fund	(4,697)	74,190	111,796	181,289	335,335	(20,904)	150,797	(2,252)	462,976	644,265	365,012	1,009,277	82,245	(35,811)	46,434
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,943)	114,103	(55,796)	56,364	—	(76,177)	(44,757)	(200)	(121,134)	(64,770)	539,784	475,014	3,642	(8,011)	(4,369)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(13,521)	193,377	(26,685)	153,171	184,793	(478,188)	237,865	(2,080)	(57,610)	95,561	1,613,200	1,708,761	59,535	(61,081)	(1,546)
Advisor Class:
PIMCO VIT All Asset Portfolio	51,789	6,769	138,085	196,643	35,620	(196,532)	(137,138)	(1,686)	(299,736)	(103,093)	1,846,770	1,743,677	5,238	(28,826)	(23,588)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,496	2	(1,022)	476	—	—	29,268	(27)	29,241	29,717	12,413	42,130	2,863	(26)	2,837
PIMCO VIT CommodityRealReturn® Strategy Portfolio	238,619	(221,685)	(8,825)	8,109	226,258	(243,406)	118,299	(15,097)	86,054	94,163	2,426,197	2,520,360	114,346	(95,165)	19,181
PIMCO VIT Long-Term U.S. Government Portfolio	2,416	(22,960)	45,770	25,226	273	(21,844)	(93,122)	(450)	(115,143)	(89,917)	443,273	353,356	7,848	(19,406)	(11,558)
PIMCO VIT Low Duration Portfolio	(13,903)	32,311	16,035	34,443	557,238	(1,157,957)	(404,833)	(16,475)	(1,022,027)	(987,584)	5,412,907	4,425,323	1,123,911	(1,213,048)	(89,137)
PIMCO VIT Real Return Portfolio	12,006	(14,281)	29,664	27,389	141,363	(86,201)	10,912	(1,224)	64,850	92,239	1,218,185	1,310,424	16,794	(11,367)	5,427
PIMCO VIT Total Return Portfolio	175,790	(242,211)	1,391,091	1,324,670	4,944,623	(4,234,899)	1,402,652	(277,630)	1,834,746	3,159,416	39,440,906	42,600,322	461,512	(324,962)	136,550
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(672)	(30,368)	71,854	40,814	3,247	(59,971)	(10,012)	(4,164)	(70,900)	(30,086)	617,127	587,041	3,600	(14,898)	(11,298)
Guggenheim VT Multi-Hedge Strategies Fund	(5,976)	8,469	5,978	8,471	1,677	(113,257)	16,784	(1,561)	(96,357)	(87,886)	467,049	379,163	1,940	(12,849)	(10,909)
Guggenheim VT Long Short Equity Fund	(2,901)	6,759	34,017	37,875	960	(40,983)	8,677	(447)	(31,793)	6,082	305,796	311,878	1,075	(4,142)	(3,067)
ETF Shares:
iShares® Core S&P 500 ETF	(485,094)	3,929,711	9,659,914	13,104,531	7,993,735	(4,861,605)	(3,884,408)	—	(752,278)	12,352,253	70,449,421	82,801,674	127,819	(143,310)	(15,491)
iShares® Core S&P Mid-Cap ETF	(272,581)	1,068,783	2,030,814	2,827,016	2,359,945	(1,357,010)	(556,096)	—	446,839	3,273,855	20,710,978	23,984,833	52,994	(43,230)	9,764
iShares® Core S&P Small-Cap ETF	(140,447)	682,850	646,691	1,189,094	1,241,084	(724,812)	(327,195)	—	189,077	1,378,171	11,058,558	12,436,729	31,489	(27,178)	4,311
iShares® Core U.S. Aggregate Bond ETF	(4,084)	28,404	(10,310)	14,010	69,948	(191,067)	29,664	—	(91,455)	(77,445)	1,516,959	1,439,514	7,584	(11,286)	(3,702)
iShares® iBoxx $ High Yield Corporate Bond ETF	20,686	9,795	(5,272)	25,209	134,678	(59,424)	17,154	—	92,408	117,617	639,493	757,110	4,906	(1,968)	2,938
iShares® Intermediate-Term Corporate Bond ETF	(2,811)	18,306	(5,904)	9,591	74,003	(116,023)	208,436	—	166,416	176,007	1,172,539	1,348,546	11,115	(4,536)	6,579
iShares® International Treasury Bond ETF	(237,241)	(8,995)	1,080,299	834,063	1,089,733	(628,412)	773,416	—	1,234,737	2,068,800	8,919,142	10,987,942	84,939	(28,729)	56,210
iShares® S&P 500 Growth ETF	(87,792)	604,629	1,202,146	1,718,983	765,155	(484,018)	(613,455)	—	(332,318)	1,386,665	7,232,956	8,619,621	16,673	(23,229)	(6,556)
iShares® S&P 500 Value ETF	(6,022)	167,542	277,124	438,644	453,107	(248,450)	31,011	—	235,668	674,312	3,299,280	3,973,592	13,821	(8,576)	5,245
iShares® TIPS Bond ETF	(577)	(59)	1,800	1,164	7,319	(19,203)	12,244	—	360	1,524	217,915	219,439	916	(904)	12
Vanguard® Developed Markets Index Fund, ETF Shares	47,499	425,491	1,801,494	2,274,484	1,123,384	(699,023)	(797,975)	—	(373,614)	1,900,870	9,938,367	11,839,237	26,187	(38,286)	(12,099)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(11,409)	163,860	269,363	421,814	87,682	(246,792)	(91,278)	—	(250,388)	171,426	2,269,522	2,440,948	2,783	(8,494)	(5,711)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(38)	17,749	134,818	152,529	74,314	(70,664)	(48,127)	—	(44,477)	108,052	547,054	655,106	4,996	(6,766)	(1,770)

13

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$1,919	$8,065	$(3,986)	$5,998	$50,962	$(42,350)	$18,451	$—	$27,063	$33,061	$203,093	$236,154	2,506	(1,536)	970
Vanguard® Large-Cap Index Fund, ETF Shares	(9,033)	107,473	184,078	282,518	191,811	(117,839)	(61,553)	—	12,419	294,937	1,449,715	1,744,652	4,658	(4,387)	271
Vanguard® Mega Cap Index Fund, ETF Shares	(736)	23,821	7,083	30,168	—	(20,431)	(9,015)	—	(29,446)	722	155,243	155,965	715	(1,286)	(571)
Vanguard® Real Estate Index Fund, ETF Shares	13,356	33,301	(29,870)	16,787	79,258	(60,030)	15,772	—	35,000	51,787	681,655	733,442	2,950	(2,127)	823
Vanguard® Short-Term Bond Index Fund, ETF Shares	(4,191)	4,025	(6,164)	(6,330)	10,352	(88,042)	29,642	—	(48,048)	(54,378)	420,845	366,467	3,486	(5,565)	(2,079)
Vanguard® Total Bond Market Index Fund, ETF Shares	(25,776)	313,301	392,351	679,876	7,889,257	(4,703,913)	8,509,180	—	11,694,524	12,374,400	67,945,953	80,320,353	581,076	(107,085)	473,991

14

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2018

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. Bond Fund	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

15

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust
Non-Affiliated Initial Class:	Non-Affiliated Class 1:
Fidelity VIP Balanced Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Income VIP Fund
Fidelity VIP Equity-Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Growth Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP High Income Portfolio	Franklin Income VIP Fund
Fidelity VIP Asset Manager Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Contrafund® Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Index 500 Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Investment Grade Bond Portfolio	Templeton Foreign VIP Fund
Fidelity VIP Government Money Market	Templeton Global Bond VIP Fund
Non-Affiliated Service Class:	Templeton Growth VIP Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio	Investor Class:
Fidelity VIP Asset Manager Portfolio	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Contrafund® Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Balanced Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	iShares Trust
Non-Affiliated Service Class 2:	ETF Shares:
Fidelity VIP Asset Manager Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Balanced Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® Intermediate-Term Corporate Bond ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2025 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2030 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP Index 500 Portfolio	Non-Affiliated Class 2:
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. American Value Fund
Fidelity VIP Overseas Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Target Volatility Portfolio	Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Growth Fund

16

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

JPMorgan Insurance Trust	Touchstone Variable Series Trust
Non-Affiliated Class 1:	Affiliated:
JP Morgan IT Mid Cap Value	Touchstone VST Active Bond Fund
Touchstone VST Aggressive ETF Fund
Morgan Stanley Variable Insurance Funds, Inc.	Touchstone VST Conservative ETF Fund
Non-Affiliated Class 1:	Touchstone VST Focused Fund
Morgan Stanley VIF Emerging Markets Debt Portfolio	Touchstone VST Large Cap Core Equity Fund
Morgan Stanley VIF U.S. Real Estate Portfolio	Touchstone VST Moderate ETF Fund
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio	The Vanguard Index Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio	ETF Shares:
Morgan Stanley VIF U.S. Real Estate Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Pimco Variable Insurance Trust	Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Advisor Class:	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
PIMCO VIT All Asset Portfolio	Vanguard® Large-Cap Index Fund, ETF Shares
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	Vanguard® Mega Cap Index Fund, ETF Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Real Estate Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Short-Term Bond Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio	Vanguard® Total Bond Market Index Fund, ETF Shares
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

The statements of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2018. The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2018 and December 31, 2017.

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 107 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

17

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2018. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

18

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

19

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2018 and the cost of investments held at December 31, 2018, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Active Bond Fund	$2,189,860	$1,939,894	$13,069,657
Touchstone VST Aggressive ETF Fund	1,435,271	2,022,440	10,541,536
Touchstone VST Conservative ETF Fund	6,872,508	4,667,900	12,134,402
Touchstone VST Focused Fund	1,452,844	4,216,667	26,190,094
Touchstone VST Large Cap Core Equity Fund	2,411,292	6,471,375	11,806,696
Touchstone VST Moderate ETF Fund	1,093,755	2,543,728	11,358,088
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	156,399	301,951	2,009,864
Fidelity VIP Overseas Portfolio	29,703	252,066	1,606,260
Fidelity VIP Equity-Income Portfolio	726,304	1,297,621	8,530,045
Fidelity VIP Growth Portfolio	1,016,423	736,941	4,449,604
Fidelity VIP High Income Portfolio	154,085	638,779	639,838
Fidelity VIP Asset Manager Portfolio	180,995	434,164	3,238,746
Fidelity VIP Contrafund® Portfolio	1,516,531	2,387,498	12,922,529
Fidelity VIP Index 500 Portfolio	142,931	652,881	4,659,670
Fidelity VIP Investment Grade Bond Portfolio	90,467	648,406	2,828,235
Fidelity VIP Government Money Market	10,499,850	9,780,737	8,708,984
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	21,723	176,817	182,714
Fidelity VIP Growth Portfolio	101,479	151,069	396,378
Fidelity VIP High Income Portfolio	9,005	152,852	149,286
Fidelity VIP Asset Manager Portfolio	175	261	3,490
Fidelity VIP Contrafund® Portfolio	180,771	498,657	775,028
Fidelity VIP Balanced Portfolio	9,196	3,779	121,294
Fidelity VIP Mid Cap Portfolio	333,897	622,984	2,937,408
Fidelity VIP Overseas Portfolio	517	1,085	26,270
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	367,091	367,370	1,693,802
Fidelity VIP Balanced Portfolio	1,121,742	1,104,183	5,993,915
Fidelity VIP Contrafund® Portfolio	5,144,642	6,854,560	32,520,830
Fidelity VIP Disciplined Small Cap Portfolio	632,406	555,982	2,075,917
Fidelity VIP Equity-Income Portfolio	674,252	1,199,884	4,243,692
Fidelity VIP Freedom 2010 Portfolio	624,721	545,218	639,402
Fidelity VIP Freedom 2015 Portfolio	151,106	246,621	1,311,653
Fidelity VIP Freedom 2020 Portfolio	591,771	1,168,840	4,036,540
Fidelity VIP Freedom 2025 Portfolio	678,425	541,027	4,210,781
Fidelity VIP Freedom 2030 Portfolio	258,103	18,195	726,284
Fidelity VIP Growth Portfolio	4,619,430	2,053,297	10,520,181
Fidelity VIP High Income Portfolio	2,853,069	9,233,913	6,736,379
Fidelity VIP Index 500 Portfolio	7,589,149	6,535,261	34,942,955
Fidelity VIP Investment Grade Bond Portfolio	5,293,202	5,040,720	33,392,890

20

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap Portfolio	$1,792,118	$2,251,712	$8,220,598
Fidelity VIP Overseas Portfolio	321,616	681,313	2,850,094
Fidelity VIP Target Volatility Portfolio	224,341	291,033	3,087,351
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	142,292	237,556	1,316,105
Franklin Growth and Income VIP Fund	103,798	155,548	1,565,423
Franklin Income VIP Fund	266,204	1,108,977	4,055,918
JP Morgan IT Mid Cap Value	19,438	200,614	377,134
Morgan Stanley VIF Emerging Markets Debt Portfolio	25,829	129,015	371,269
Morgan Stanley VIF U.S. Real Estate Portfolio	45,405	376,037	1,086,953
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	718,331	452,005	4,842,455
Columbia VP – Small Cap Value Fund	1,733,223	2,036,100	3,748,456
Franklin Growth and Income VIP Fund	680,356	1,564,212	6,599,606
Franklin Income VIP Fund	1,929,755	4,599,923	19,417,616
Franklin Large Cap Growth VIP Fund	1,389,405	1,650,326	4,651,551
Franklin Mutual Shares VIP Fund	3,163,524	3,534,381	21,056,749
Franklin Small Cap Value VIP Fund	532,363	343,462	1,694,406
Invesco V.I. American Franchise Fund	1,392,509	995,279	3,250,808
Invesco V.I. American Value Fund	4,840,498	2,592,599	8,458,407
Invesco V.I. Comstock Fund	2,886,210	2,496,026	10,347,759
Invesco V.I. International Growth Fund	941,165	754,958	3,896,510
Invesco V.I. Mid Cap Growth Fund	369,264	81,892	536,960
Templeton Foreign VIP Fund	1,602,743	3,390,414	10,168,568
Templeton Global Bond VIP Fund	86,993	460,909	4,785,822
Templeton Growth VIP Fund	471,879	438,649	2,765,665
Morgan Stanley VIF Emerging Markets Debt Portfolio	144,880	749,758	982,962
Morgan Stanley VIF Emerging Markets Equity Portfolio	1,228,342	1,803,990	2,905,869
Morgan Stanley VIF U.S. Real Estate Portfolio	539,402	945,976	3,799,394
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	6,177,302	2,424,382	11,830,666
BlackRock Global Allocation V.I. Fund	272,992	595,607	1,632,445
BlackRock High Yield V.I. Fund	448,037	59,675	592,747
BlackRock Total Return V.I. Fund	823,784	155,315	1,518,565
TOPS® Managed Risk Moderate Growth ETF Portfolio	379,344	342,142	3,897,201
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	729,941	167,694	1,703,277
American Funds I.S. Capital Income Builder Fund	226,709	84,526	751,878
American Funds I.S. Global Growth Fund	1,397,809	1,485,076	11,476,785
American Funds I.S. Growth Fund	1,912,619	536,794	5,809,994
American Funds I.S. Growth-Income Fund	4,781,960	4,447,891	18,525,247
American Funds I.S. New World Fund	686,283	260,177	1,355,986
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	249,389	143,964	530,162
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,402,811	1,008,350	2,047,815

21

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class:
PIMCO VIT All Asset Portfolio	$65,330	$856,683	$859,279
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	196,148	109,092	130,187
PIMCO VIT CommodityRealReturn® Strategy Portfolio	245,177	799,594	2,074,508
PIMCO VIT Long-Term U.S. Government Portfolio	39,092	113,472	278,054
PIMCO VIT Low Duration Portfolio	2,396,651	1,436,885	5,374,138
PIMCO VIT Real Return Portfolio	543,597	527,617	1,366,583
PIMCO VIT Total Return Portfolio	6,354,526	7,258,970	41,782,476
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	187,805	104,047	725,843
Guggenheim VT Multi-Hedge Strategies Fund	141,216	88,274	409,581
Guggenheim VT Long Short Equity Fund	37,490	75,045	233,452
ETF Shares:
iShares® Core S&P 500 ETF	17,268,174	20,521,672	66,435,022
iShares® Core S&P Mid-Cap ETF	5,685,797	5,408,241	20,239,226
iShares® Core S&P Small-Cap ETF	3,191,942	3,513,219	10,270,445
iShares® Core U.S. Aggregate Bond ETF	287,548	402,887	1,429,005
iShares® iBoxx $ High Yield Corporate Bond ETF	181,611	131,736	855,448
iShares® Intermediate-Term Corporate Bond ETF	442,539	540,882	1,325,823
iShares® International Treasury Bond ETF	2,916,445	2,690,697	10,999,830
iShares® S&P 500 Growth ETF	1,909,052	2,445,420	6,803,187
iShares® S&P 500 Value ETF	941,984	988,187	3,521,220
iShares® TIPS Bond ETF	52,148	67,498	211,387
Vanguard® Developed Markets Index Fund, ETF Shares	3,437,164	2,417,282	11,985,941
Vanguard® Dividend Appreciation Index Fund, ETF Shares	502,988	909,968	1,827,246
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	157,899	264,288	509,414
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	26,631	38,138	233,155
Vanguard® Large-Cap Index Fund, ETF Shares	357,786	493,817	1,387,162
Vanguard® Mega Cap Index Fund, ETF Shares	58,152	96,482	108,458
Vanguard® Real Estate Index Fund, ETF Shares	260,379	197,189	838,985
Vanguard® Short-Term Bond Index Fund, ETF Shares	50,320	67,387	372,348
Vanguard® Total Bond Market Index Fund, ETF Shares	21,963,738	19,614,748	85,521,225

22

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

23

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Active Bond Fund	956	$13.20	to	$16.66	$12,626	2.12%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	613	15.09	to	21.04	11,522	1.70%	0.60%	to	1.60%	(9.32)%	to	(8.40)%
Touchstone VST Conservative ETF Fund	730	14.07	to	17.60	10,989	1.69%	0.60%	to	2.15%	(6.10)%	to	(4.60)%
Touchstone VST Focused Fund	974	30.76	to	30.50	23,674	0.46%	0.60%	to	1.67%	(9.52)%	to	(8.53)%
Touchstone VST Large Cap Core Equity Fund	739	21.94	to	20.42	13,220	0.52%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	607	17.34	to	19.76	9,608	1.83%	0.60%	to	2.15%	(8.05)%	to	(6.59)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	95	16.87	to	17.17	2,129	1.43%	1.10%	to	1.35%	(5.52)%	to	(5.28)%
Fidelity VIP Overseas Portfolio	64	9.38	to	10.01	1,632	1.49%	1.00%	to	1.55%	(16.14)%	to	(15.66)%
Fidelity VIP Equity-Income Portfolio	144	24.02	to	83.20	8,362	2.22%			1.35%			(9.54)%
Fidelity VIP Growth Portfolio	48	128.86	to	128.86	6,247	0.24%			1.35%			(1.52)%
Fidelity VIP High Income Portfolio	21	27.86	to	27.86	577	4.35%			1.35%			(4.60)%
Fidelity VIP Asset Manager Portfolio	57	52.57	to	52.57	3,001	1.64%			1.35%			(6.63)%
Fidelity VIP Contrafund® Portfolio	218	37.83	to	38.49	12,481	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	171	20.74	to	18.24	5,271	1.84%	1.35%	to	1.45%	(5.88)%	to	(5.79)%
Fidelity VIP Investment Grade Bond Portfolio	130	13.15	to	14.04	2,744	2.33%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	892	9.61	to	10.03	8,709	1.64%	0.60%	to	2.75%	(1.16)%	to	1.04%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	19.38	to	19.38	175	1.97%			1.45%			(9.74)%
Fidelity VIP Growth Portfolio	27	20.47	to	21.04	551	0.15%	1.10%	to	1.45%	(1.73)%	to	(1.38)%
Fidelity VIP High Income Portfolio	9	15.39	to	15.39	133	4.65%			1.45%			(5.01)%
Fidelity VIP Asset Manager Portfolio	-*	16.36	to	16.36	3	1.59%			1.45%			(6.82)%
Fidelity VIP Contrafund® Portfolio	27	27.82	to	27.82	745	0.60%			1.45%			(7.85)%
Fidelity VIP Balanced Portfolio	7	19.56	to	19.56	132	1.45%			1.45%			(5.66)%
Fidelity VIP Mid Cap Portfolio	47	59.25	to	56.77	2,703	0.54%	1.35%	to	1.45%	(15.88)%	to	(15.80)%
Fidelity VIP Overseas Portfolio	2	14.61	to	14.61	30	1.48%			1.45%			(16.13)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	97	13.27	to	18.57	1,505	1.36%	0.60%	to	1.60%	(7.13)%	to	(6.18)%
Fidelity VIP Balanced Portfolio	315	16.41	to	21.47	5,976	1.26%	1.00%	to	1.60%	(5.98)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	1,560	28.28	to	29.30	31,342	0.44%	0.60%	to	1.67%	(8.21)%	to	(7.20)%
Fidelity VIP Disciplined Small Cap Portfolio	125	17.39	to	15.24	1,824	0.58%	1.00%	to	1.60%	(14.69)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	258	14.65	to	20.83	3,945	1.94%	0.60%	to	1.60%	(10.01)%	to	(9.09)%
Fidelity VIP Freedom 2010 Portfolio	48	13.54	to	13.89	644	1.06%	1.15%	to	1.60%	(5.80)%	to	(5.37)%
Fidelity VIP Freedom 2015 Portfolio	96	13.70	to	14.22	1,279	1.36%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	308	13.68	to	14.68	4,091	1.27%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	315	14.32	to	15.47	4,350	1.23%	1.15%	to	1.60%	(8.28)%	to	(7.85)%
Fidelity VIP Freedom 2030 Portfolio	56	13.39	to	14.23	769	1.38%	1.15%	to	1.55%	(9.49)%	to	(9.12)%
Fidelity VIP Growth Portfolio	487	19.35	to	18.86	10,073	0.04%	1.00%	to	1.60%	(2.03)%	to	(1.43)%
Fidelity VIP High Income Portfolio	332	18.40	to	19.89	6,042	4.74%	0.60%	to	1.67%	(5.24)%	to	(4.21)%
Fidelity VIP Index 500 Portfolio	2,231	25.13	to	19.36	39,191	1.57%	0.60%	to	1.67%	(6.33)%	to	(5.30)%
Fidelity VIP Investment Grade Bond Portfolio	2,436	13.40	to	15.56	32,215	2.28%	0.60%	to	1.67%	(2.45)%	to	(1.39)%
Fidelity VIP Mid Cap Portfolio	309	32.63	to	31.24	7,328	0.39%	0.60%	to	1.67%	(16.20)%	to	(15.29)%
Fidelity VIP Overseas Portfolio	247	18.12	to	16.87	2,773	1.27%	0.60%	to	1.67%	(16.48)%	to	(15.57)%

24

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	257	$11.38	to	$11.64	$2,942	1.54%	1.15%	to	1.60%	(7.50)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	92	14.44	to	15.21	1,362	—%	1.00%	to	1.67%	(14.75)%	to	(14.16)%
Franklin Growth and Income VIP Fund	74	24.41	to	24.83	1,803	2.62%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	162	24.92	to	25.36	4,041	5.05%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	17	29.52	to	31.15	506	1.00%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	13	23.73	to	26.09	336	5.69%	1.00%	to	1.55%	(8.39)%	to	(7.88)%
Morgan Stanley VIF U.S. Real Estate Portfolio	40	31.55	to	34.20	1,406	2.74%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	427	11.30	to	11.65	4,846	1.35%	1.00%	to	1.60%	(6.42)%	to	(5.85)%
Columbia VP – Small Cap Value Fund	122	22.71	to	24.25	2,828	0.19%	1.00%	to	1.67%	(19.54)%	to	(18.99)%
Franklin Growth and Income VIP Fund	346	21.60	to	24.84	6,447	2.39%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	1,149	20.27	to	21.01	18,891	4.97%	0.60%	to	1.67%	(5.91)%	to	(4.88)%
Franklin Large Cap Growth VIP Fund	241	21.59	to	26.22	4,465	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	1,349	19.66	to	23.74	18,412	2.38%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	90	14.82	to	16.05	1,380	0.92%	1.00%	to	1.67%	(14.34)%	to	(13.75)%
Invesco V.I. American Franchise Fund	149	19.76	to	25.93	3,068	—%	0.60%	to	1.60%	(5.44)%	to	(4.47)%
Invesco V.I. American Value Fund	424	15.23	to	16.24	6,598	0.21%	1.00%	to	1.60%	(14.27)%	to	(13.74)%
Invesco V.I. Comstock Fund	589	16.37	to	23.16	9,023	1.41%	0.60%	to	1.60%	(13.78)%	to	(12.89)%
Invesco V.I. International Growth Fund	346	10.35	to	10.84	3,627	1.87%	1.00%	to	1.60%	(16.57)%	to	(16.06)%
Invesco V.I. Mid Cap Growth Fund	39	11.50	to	11.67	453	—%	1.00%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	863	16.91	to	16.55	8,991	2.67%	0.60%	to	1.67%	(16.86)%	to	(15.95)%
Templeton Global Bond VIP Fund	504	9.35	to	9.68	4,738	—%	1.00%	to	1.60%	0.30%	to	0.91%
Templeton Growth VIP Fund	168	16.98	to	20.34	2,577	1.98%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	19.77	to	14.60	888	5.91%	1.00%	to	1.67%	(8.60)%	to	(7.98)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	198	26.64	to	24.34	2,637	0.35%	0.60%	to	1.67%	(18.90)%	to	(18.01)%
Morgan Stanley VIF U.S. Real Estate Portfolio	291	27.60	to	11.79	3,618	2.47%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	528	17.89	to	18.75	9,543	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	132	11.04	to	11.57	1,488	0.76%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	52	10.69	to	10.85	557	5.26%	1.00%	to	1.55%	(4.41)%	to	(3.88)%
BlackRock Total Return V.I. Fund	152	9.78	to	9.88	1,490	2.48%	1.15%	to	1.55%	(2.27)%	to	(1.88)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	358	10.39	to	10.66	3,745	1.56%	1.15%	to	1.60%	(8.87)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	169	9.75	to	9.89	1,645	2.47%	1.00%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	74	9.63	to	9.83	712	2.72%	1.00%	to	1.55%	(8.69)%	to	(8.18)%
American Funds I.S. Global Growth Fund	861	12.56	to	12.95	10,883	0.49%	1.00%	to	1.60%	(10.70)%	to	(10.15)%
American Funds I.S. Growth Fund	358	15.44	to	15.92	5,548	0.27%	1.00%	to	1.60%	(2.10)%	to	(1.50)%
American Funds I.S. Growth-Income Fund	1,249	14.31	to	14.75	17,974	1.21%	1.00%	to	1.60%	(3.63)%	to	(3.04)%
American Funds I.S. New World Fund	122	9.82	to	10.12	1,210	0.75%	1.00%	to	1.60%	(15.63)%	to	(15.11)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	18	25.72	to	26.83	469	1.04%	1.35%	to	1.45%	(12.52)%	to	(12.43)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	95	24.37	to	25.99	1,706	0.61%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	66	12.52	to	13.24	839	2.66%	1.00%	to	1.60%	(6.97)%	to	(6.40)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	12	10.41	to	10.57	129	1.28%	1.00%	to	1.55%	0.43%	to	0.99%

25

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class (continued):
PIMCO VIT CommodityRealReturn® Strategy Portfolio	450	$3.56	to	$3.83	$1,649	1.97%	1.00%	to	1.67%	(15.64)%	to	(15.06)%
PIMCO VIT Long-Term U.S. Government Portfolio	25	10.17	to	10.50	260	2.30%	1.00%	to	1.55%	(4.00)%	to	(3.46)%
PIMCO VIT Low Duration Portfolio	482	10.77	to	11.58	5,314	1.84%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	109	11.24	to	12.08	1,263	2.53%	1.00%	to	1.67%	(3.88)%	to	(3.29)%
PIMCO VIT Total Return Portfolio	2,997	12.88	to	13.84	39,923	2.44%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	105	5.76	to	6.07	615	—%	1.15%	to	1.67%	(10.55)%	to	(10.08)%
Guggenheim VT Multi-Hedge Strategies Fund	49	8.05	to	8.66	412	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	21	9.27	to	9.97	206	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	1,549	47.81	to	51.46	75,243	1.88%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	492	42.99	to	44.52	21,442	1.48%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	236	46.59	to	48.32	11,126	1.34%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	53	23.84	to	26.95	1,310	2.73%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	28.58	to	31.33	771	5.23%	1.75%	to	2.75%	(4.72)%	to	(3.74)%
iShares® Intermediate-Term Corporate Bond ETF	49	24.60	to	26.17	1,219	3.30%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	497	21.72	to	23.36	10,979	0.31%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	154	51.20	to	56.24	8,060	1.17%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	80	43.15	to	44.76	3,531	2.44%	1.75%	to	2.75%	(11.70)%	to	(10.78)%
iShares® TIPS Bond ETF	8	21.53	to	25.74	198	2.64%	1.75%	to	2.75%	(4.15)%	to	(3.16)%
Vanguard® Developed Markets Index Fund, ETF Shares	358	30.21	to	28.72	10,858	2.90%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	44	43.33	to	47.95	1,973	1.88%	1.75%	to	2.75%	(4.79)%	to	(3.80)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	21	23.66	to	21.67	476	2.43%	1.75%	to	2.75%	(17.12)%	to	(16.26)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	26.82	to	30.45	216	3.55%	1.75%	to	2.75%	(4.45)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	32	47.65	to	50.79	1,543	1.88%	1.75%	to	2.75%	(7.09)%	to	(6.13)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.60	to	52.01	120	1.92%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	19	37.33	to	40.86	744	4.48%	1.75%	to	2.75%	(8.63)%	to	(7.68)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	15	22.36	to	23.70	348	2.00%	1.90%	to	2.75%	(1.46)%	to	(0.60)%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,345	23.75	to	26.94	81,116	2.80%	1.75%	to	2.75%	(2.88)%	to	(1.87)%

26

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	943	$13.64 to $17.11	$12,868	2.67%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	661	22.46 to 22.97	13,658	1.78%	0.60% to 2.15%	14.78% to 16.59%
Touchstone VST Conservative ETF Fund	609	14.98 to 18.45	9,655	2.04%	0.60% to 2.15%	7.70% to 9.40%
Touchstone VST Focused Fund	1,092	34.00 to 33.35	29,043	0.51%	0.60% to 1.67%	11.75% to 12.96%
Touchstone VST Large Cap Core Equity Fund	992	23.86 to 22.06	18,755	0.65%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	718	18.85 to 21.15	12,221	1.99%	0.60% to 2.15%	11.22% to 12.98%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	107	17.86 to 18.12	2,519	1.45%	1.10% to 1.35%	14.86% to 15.15%
Fidelity VIP Overseas Portfolio	73	11.19 to 11.87	2,174	1.39%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	164	26.55 to 91.97	10,332	1.69%	1.35%	11.38%
Fidelity VIP Growth Portfolio	53	130.85	6,935	0.21%	1.35%	33.32%
Fidelity VIP High Income Portfolio	38	29.20	1,118	5.26%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	64	56.31	3,588	1.85%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	251	40.96 to 41.57	15,539	0.99%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	186	22.04 to 19.36	6,150	1.75%	1.35% to 1.45%	19.95% to 20.08%
Fidelity VIP Investment Grade Bond Portfolio	162	13.43 to 14.26	3,418	2.29%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	822	9.72 to 9.93	7,990	0.65%	0.60% to 2.75%	(2.08%) to 0.07%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	17	21.47	371	1.64%	1.45%	11.17%
Fidelity VIP Growth Portfolio	33	20.83 to 21.33	695	0.13%	1.10% to 1.45%	33.05% to 33.52%
Fidelity VIP High Income Portfolio	18	16.20	291	6.54%	1.45%	5.52%
Fidelity VIP Asset Manager Portfolio	*-	17.56	4	0.92%	1.45%	12.29%
Fidelity VIP Contrafund® Portfolio	40	30.19	1,209	0.97%	1.45%	20.00%
Fidelity VIP Balanced Portfolio	7	20.74	142	1.41%	1.45%	14.57%
Fidelity VIP Mid Cap Portfolio	55	70.43 to 67.42	3,773	0.60%	1.35% to 1.45%	18.96% to 19.08%
Fidelity VIP Overseas Portfolio	2	17.42	37	1.35%	1.45%	28.22%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	101	14.29 to 19.79	1,684	1.62%	0.60% to 1.60%	11.93% to 13.06%
Fidelity VIP Balanced Portfolio	330	17.45 to 22.69	6,663	1.28%	1.00% to 1.60%	14.27% to 14.96%
Fidelity VIP Contrafund® Portfolio	1,761	30.81 to 31.57	38,466	0.79%	0.60% to 1.67%	19.56% to 20.86%
Fidelity VIP Disciplined Small Cap Portfolio	130	20.39 to 17.75	2,226	0.51%	1.00% to 1.60%	5.09% to 5.73%
Fidelity VIP Equity-Income Portfolio	297	22.67 to 22.91	5,142	1.47%	0.60% to 1.67%	10.78% to 11.98%
Fidelity VIP Freedom 2010 Portfolio	45	14.37 to 14.68	635	1.20%	1.15% to 1.60%	11.00% to 11.50%
Fidelity VIP Freedom 2015 Portfolio	106	14.70 to 15.19	1,521	1.17%	1.15% to 1.60%	12.97% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	361	14.13 to 15.81	5,177	1.26%	1.15% to 1.67%	14.33% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	312	15.61 to 16.79	4,686	1.27%	1.15% to 1.60%	15.69% to 16.22%
Fidelity VIP Freedom 2030 Portfolio	42	14.79 to 15.65	629	1.20%	1.15% to 1.55%	18.83% to 19.31%
Fidelity VIP Growth Portfolio	432	19.75 to 19.14	9,070	0.07%	1.00% to 1.60%	32.67% to 33.47%
Fidelity VIP High Income Portfolio	684	19.42 to 20.76	13,128	6.21%	0.60% to 1.67%	5.13% to 6.27%
Fidelity VIP Index 500 Portfolio	2,182	26.83 to 20.44	40,812	1.58%	0.60% to 1.67%	19.39% to 20.68%
Fidelity VIP Investment Grade Bond Portfolio	2,463	13.74 to 15.78	33,192	2.26%	0.60% to 1.67%	2.26% to 3.37%
Fidelity VIP Mid Cap Portfolio	355	38.94 to 36.88	9,895	0.49%	0.60% to 1.67%	18.53% to 19.82%
Fidelity VIP Overseas Portfolio	274	21.69 to 19.98	3,674	1.17%	0.60% to 1.67%	27.83% to 29.21%
*- Less than 500.

27

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	270	$12.30 to $12.53	$3,343	1.16%	1.15% to 1.60%	14.44% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	97	16.94 to 17.72	1,663	—%	1.00% to 1.67%	11.65% to 12.41%
Franklin Growth and Income VIP Fund	79	25.87 to 26.26	2,040	6.11%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	201	26.34 to 26.73	5,285	4.24%	1.10% to 1.35%	8.46% to 8.74%
JPMorgan IT Mid Cap Value	23	34.01 to 35.69	779	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	18	25.90 to 28.32	496	5.07%	1.00% to 1.55%	8.02% to 8.62%
Morgan Stanley VIF U.S. Real Estate Portfolio	49	34.73 to 37.43	1,914	1.45%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	421	12.07 to 12.37	5,098	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP – Small Cap Value Fund	153	28.23 to 29.94	4,409	0.31%	1.00% to 1.67%	12.09% to 12.85%
Franklin Growth and Income VIP Fund	409	23.03 to 26.29	8,001	5.82%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	1,340	21.54 to 22.08	23,474	4.12%	0.60% to 1.67%	7.85% to 9.02%
Franklin Large Cap Growth VIP Fund	277	22.29 to 26.88	5,125	0.57%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	1,438	21.99 to 26.37	21,855	2.27%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	93	17.30 to 18.61	1,665	0.52%	1.00% to 1.67%	8.81% to 9.55%
Invesco V.I. American Franchise Fund	137	25.27 to 27.14	2,966	—%	0.60% to 1.67%	24.91% to 26.27%
Invesco V.I. American Value Fund	362	17.77 to 18.83	6,524	0.63%	1.00% to 1.60%	7.93% to 8.59%
Invesco V.I. Comstock Fund	630	18.99 to 26.58	11,076	2.02%	0.60% to 1.60%	15.70% to 16.87%
Invesco V.I. International Growth Fund	334	12.40 to 12.92	4,183	1.25%	1.00% to 1.60%	20.77% to 21.50%
Invesco V.I. Mid Cap Growth Fund	21	12.41 to 12.49	265	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	1,051	20.34 to 19.69	12,808	2.68%	0.60% to 1.67%	14.75% to 16.00%
Templeton Global Bond VIP Fund	536	9.32 to 9.59	5,018	—%	1.00% to 1.60%	0.30% to 0.91%
Templeton Growth VIP Fund	180	20.28 to 24.13	3,324	1.64%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	106	21.63 to 15.86	1,683	5.36%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	215	32.84 to 29.69	3,789	0.62%	0.60% to 1.67%	32.82% to 34.26%
Morgan Stanley VIF U.S. Real Estate Portfolio	326	30.50 to 12.94	4,448	1.25%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	466	17.80 to 18.54	8,359	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	164	12.14 to 12.64	2,030	1.24%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	19	11.19 to 11.29	208	4.89%	1.00% to 1.55%	5.41% to 6.00%
BlackRock Total Return V.I. Fund	85	10.00 to 10.07	856	2.24%	1.15% to 1.55%	1.61% to 2.02%
TOPS® Managed Risk Moderate Growth ETF Portfolio	373	11.40 to 11.64	4,269	1.62%	1.15% to 1.60%	12.02% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	113	9.99 to 10.06	1,127	2.30%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	61	10.55 to 10.71	640	2.60%	1.00% to 1.55%	10.91% to 11.53%
American Funds I.S. Global Growth Fund	921	14.07 to 14.42	13,020	0.58%	1.00% to 1.60%	29.03% to 29.81%
American Funds I.S. Growth Fund	306	15.77 to 16.16	4,842	0.48%	1.00% to 1.60%	25.95% to 26.71%
American Funds I.S. Growth-Income Fund	1,304	14.85 to 15.22	19,458	1.32%	1.00% to 1.60%	20.13% to 20.86%
American Funds I.S. New World Fund	86	11.63 to 11.92	1,009	0.89%	1.00% to 1.60%	27.00% to 27.77%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	16	29.40 to 30.64	475	0.97%	1.35% to 1.45%	12.68% to 12.79%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	85	27.99 to 29.64	1,709	0.56%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	128	13.25 to 14.15	1,744	4.41%	1.00% to 1.67%	11.49% to 12.25%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.37 to 10.46	42	6.06%	1.00% to 1.55%	1.08% to 1.64%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	583	4.22 to 4.51	2,520	11.11%	1.00% to 1.67%	0.35% to 1.03%
PIMCO VIT Long-Term U.S. Government Portfolio	33	10.57 to 10.88	353	2.08%	1.00% to 1.60%	7.11% to 7.76%
PIMCO VIT Low Duration Portfolio	396	10.93 to 11.67	4,425	1.30%	1.00% to 1.67%	(0.44%) to 0.24%
PIMCO VIT Real Return Portfolio	109	11.70 to 12.49	1,310	2.30%	1.00% to 1.67%	1.83% to 2.52%
PIMCO VIT Total Return Portfolio	3,137	13.18 to 14.08	42,600	1.92%	1.00% to 1.67%	3.07% to 3.77%

28

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	90	$6.44 to $6.75	$587	1.42%	1.15% to 1.67%	6.90% to 7.46%
Guggenheim VT Multi-Hedge Strategies Fund	42	8.63 to 9.21	379	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	27	10.83 to 11.56	312	0.35%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	1,587	51.47 to 54.83	82,802	1.90%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	477	49.78 to 51.01	23,985	1.29%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	235	52.36 to 53.75	12,437	1.30%	1.75% to 2.75%	10.04% to 11.16%
iShares® Core U.S. Aggregate Bond ETF	57	24.50 to 27.41	1,440	2.33%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	24	29.99 to 32.54	757	5.12%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	53	25.49 to 26.87	1,349	2.51%	1.90% to 2.75%	0.70% to 1.58%
iShares® International Treasury Bond ETF	473	22.93 to 24.41	10,988	0.20%	1.75% to 2.75%	8.31% to 9.42%
iShares® S&P 500 Growth ETF	161	52.75 to 57.36	8,620	1.43%	1.75% to 2.75%	23.73% to 25.00%
iShares® S&P 500 Value ETF	80	48.86 to 50.17	3,974	2.29%	1.75% to 2.75%	12.08% to 13.23%
iShares® TIPS Bond ETF	9	22.47 to 26.58	219	2.07%	1.75% to 2.75%	0.10% to 1.12%
Vanguard® Developed Markets Index Fund, ETF Shares	325	36.45 to 34.30	11,839	2.97%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	52	45.51 to 49.85	2,441	2.03%	1.75% to 2.75%	18.88% to 20.10%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	24	28.55 to 25.87	655	2.53%	1.75% to 2.75%	27.88% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	28.07 to 31.54	236	3.25%	1.75% to 2.75%	2.42% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	33	51.29 to 54.11	1,745	1.91%	1.75% to 2.75%	18.66% to 19.88%
Vanguard® Mega Cap Index Fund, ETF Shares	3	51.77 to 54.83	156	1.96%	1.75% to 2.75%	19.25% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.86 to 44.26	733	4.24%	1.75% to 2.75%	2.01% to 3.05%
Vanguard® Short-Term Bond Index Fund, ETF Shares	16	22.69 to 23.84	366	1.63%	1.90% to 2.75%	(1.57%) to (0.71%)
Vanguard® Total Bond Market Index Fund, ETF Shares	3,223	24.46 to 27.45	80,320	2.56%	1.75% to 2.75%	0.73% to 1.76%

29

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone VST Active Bond Fund	841	$13.40 to $16.69	$11,371	2.25%	1.00% to 1.67%	4.21% to 4.92%
Touchstone VST Aggressive ETF Fund	710	19.57 to 19.70	12,686	1.45%	0.60% to 2.15%	5.64% to 7.31%
Touchstone VST Conservative ETF Fund	666	13.91 to 16.86	9,709	1.18%	0.60% to 2.15%	3.31% to 4.95%
Touchstone VST Focused Fund	1,258	30.43 to 29.52	29,800	0.00%	0.60% to 1.67%	11.22% to 12.43%
Touchstone VST Large Cap Core Equity Fund	1,184	20.00 to 18.37	18,709	0.99%	1.00% to 1.67%	7.02% to 7.75%
Touchstone VST Moderate ETF Fund	831	16.95 to 18.72	12,710	1.62%	0.60% to 2.15%	4.56% to 6.21%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	125	15.55 to 15.74	2,490	1.32%	1.10% to 1.35%	5.82% to 6.08%
Fidelity VIP Overseas Portfolio	82	8.72 to 9.20	1,909	1.42%	1.00% to 1.55%	(6.53)% to (6.01)%
Fidelity VIP Equity-Income Portfolio	177	82.57	10,075	2.21%	1.35%	16.43%
Fidelity VIP Growth Portfolio	61	98.15	5,965	0.04%	1.35%	(0.56)%
Fidelity VIP High Income Portfolio	48	27.68	1,324	5.08%	1.35%	13.06%
Fidelity VIP Asset Manager Portfolio	69	50.02	3,456	1.38%	1.35%	1.68%
Fidelity VIP Contrafund® Portfolio	279	34.06 to 34.49	14,044	0.77%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP Index 500 Portfolio	214	15.97 to 16.13	5,879	1.38%	1.35% to 1.45%	10.24% to 10.35%
Fidelity VIP Investment Grade Bond Portfolio	209	13.09 to 13.82	4,085	2.29%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	1,386	9.74 to 9.92	13,564	0.20%	0.60% to 1.67%	(1.47)% to (0.40)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	18	19.31	338	2.23%	1.45%	16.19%
Fidelity VIP Growth Portfolio	40	15.65 to 15.97	627	0.00%	1.10% to 1.45%	(0.75)% to (0.39)%
Fidelity VIP High Income Portfolio	18	15.35	282	6.34%	1.45%	12.72%
Fidelity VIP Asset Manager Portfolio	1	15.63	14	1.43%	1.45%	1.52%
Fidelity VIP Contrafund® Portfolio	38	25.16	948	0.71%	1.45%	6.35%
Fidelity VIP Balanced Portfolio	7	18.10	125	1.28%	1.45%	5.61%
Fidelity VIP Mid Cap Portfolio	64	59.21 to 56.62	3,692	0.39%	1.35% to 1.45%	10.49% to 10.60%
Fidelity VIP Overseas Portfolio	2	13.58	29	1.38%	1.45%	(6.50)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	105	16.12 to 17.50	1,560	1.30%	0.60% to 1.67%	1.12% to 2.22%
Fidelity VIP Balanced Portfolio	350	18.78 to 19.74	6,167	1.19%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund® Portfolio	1,830	25.77 to 26.13	33,799	0.61%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap Portfolio	141	19.40 to 16.79	2,283	0.63%	1.00% to 1.60%	20.35% to 21.09%
Fidelity VIP Equity-Income Portfolio	320	20.47 to 20.46	5,105	2.16%	0.60% to 1.67%	15.75% to 17.00%
Fidelity VIP Freedom 2010 Portfolio	64	12.57 to 13.16	826	1.24%	1.15% to 1.67%	3.47% to 4.02%
Fidelity VIP Freedom 2015 Portfolio	128	12.55 to 13.39	1,629	1.12%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020 Portfolio	385	12.36 to 13.00	4,813	1.17%	1.15% to 1.67%	4.04% to 4.59%
Fidelity VIP Freedom 2025 Portfolio	308	12.84 to 13.51	3,993	1.32%	1.15% to 1.67%	4.22% to 4.77%
Fidelity VIP Freedom 2030 Portfolio	41	12.45 to 13.12	511	1.23%	1.15% to 1.55%	4.73% to 5.15%
Fidelity VIP Growth Portfolio	344	20.15 to 14.34	5,398	0.00%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income Portfolio	902	18.47 to 19.54	16,686	5.69%	0.60% to 1.67%	12.26% to 13.48%
Fidelity VIP Index 500 Portfolio	2,267	22.47 to 16.94	35,505	1.39%	0.60% to 1.67%	9.72% to 10.91%
Fidelity VIP Investment Grade Bond Portfolio	2,227	13.44 to 15.26	29,582	2.43%	0.60% to 1.67%	2.73% to 3.85%
Fidelity VIP Mid Cap Portfolio	385	32.86 to 30.78	9,185	0.31%	0.60% to 1.67%	10.06% to 11.25%
Fidelity VIP Overseas Portfolio	310	16.97 to 15.46	3,209	1.21%	0.60% to 1.67%	(6.85)% to (5.84)%
Fidelity VIP Target Volatility Portfolio	256	10.75 to 10.90	2,758	1.51%	1.15% to 1.60%	3.38% to 3.85%

30

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	122	$15.17 to $15.76	$1,870	0.00%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	85	22.58 to 22.86	1,923	2.85%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	225	24.28 to 24.58	5,458	5.10%	1.10% to 1.35%	12.79% to 13.08%
JPMorgan IT Mid Cap Value	24	30.36 to 31.69	727	0.89%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley VIF Emerging Markets Debt Portfolio	22	23.98 to 26.07	563	5.72%	1.00% to 1.55%	8.84% to 9.45%
Morgan Stanley VIF U.S. Real Estate Portfolio	58	34.21 to 36.67	2,265	1.36%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	371	10.68 to 10.88	3,979	1.30%	1.00% to 1.60%	5.56% to 6.20%
Columbia VP – Small Cap Value Fund	130	25.19 to 26.53	3,325	0.40%	1.00% to 1.67%	30.53% to 31.41%
Franklin Growth and Income VIP Fund	430	20.21 to 22.92	7,579	2.63%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	1,311	19.98 to 20.26	21,781	4.93%	0.60% to 1.67%	12.12% to 13.34%
Franklin Large Cap Growth VIP Fund	256	17.69 to 21.20	3,824	0.00%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	1,388	20.64 to 24.59	19,924	2.04%	1.00% to 1.67%	14.12% to 14.90%
Franklin Small Cap Value VIP Fund	118	15.90 to 16.98	1,946	0.80%	1.00% to 1.67%	28.02% to 28.89%
Invesco V.I. American Franchise Fund	88	20.23 to 21.49	1,574	0.00%	0.60% to 1.67%	0.31% to 1.41%
Invesco V.I. American Value Fund	281	16.46 to 17.34	4,670	0.12%	1.00% to 1.60%	13.38% to 14.07%
Invesco V.I. Comstock Fund	676	16.41 to 22.75	10,344	1.32%	0.60% to 1.60%	15.12% to 16.29%
Invesco V.I. International Growth Fund	315	10.42 to 10.54	3,262	1.25%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco V.I. Mid Cap Growth Fund (April 29, 2016)	9	10.32 to 10.33	94	0.00%	1.10% to 1.55%	3.20% to 3.27%
Templeton Foreign VIP Fund	745	17.73 to 16.97	8,350	1.92%	0.60% to 1.67%	5.39% to 6.53%
Templeton Global Bond VIP Fund	526	9.29 to 9.50	4,911	0.00%	1.00% to 1.60%	1.29% to 1.91%
Templeton Growth VIP Fund	240	17.40 to 20.57	3,604	2.04%	1.00% to 1.67%	7.79% to 8.52%
Morgan Stanley VIF Emerging Markets Debt Portfolio	118	20.07 to 14.62	1,743	5.94%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	291	24.73 to 22.11	3,722	0.42%	0.60% to 1.67%	4.84% to 5.98%
Morgan Stanley VIF U.S. Real Estate Portfolio	368	30.15 to 12.70	5,090	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	373	13.61 to 14.09	5,106	0.00%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation V.I. Fund	184	10.85 to 11.23	2,028	1.16%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield V.I. Fund (April 29, 2016)	3	10.61 to 10.65	33	5.21%	1.00% to 1.55%	6.12% to 6.52%
BlackRock Total Return V.I. Fund (April 29, 2016)	32	9.84 to 9.87	311	1.81%	1.15% to 1.55%	(1.55)% to (1.28)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	351	10.18 to 10.35	3,580	1.95%	1.15% to 1.60%	4.45% to 4.92%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund (April 29, 2016)	59	9.82	580	2.78%	1.15%	(1.79)%
American Funds I.S. Capital Income Builder Fund	43	9.55 to 9.60	408	3.66%	1.00% to 1.60%	2.38% to 2.75%
American Funds I.S. Global Growth Fund	915	10.90 to 11.11	10,011	0.70%	1.00% to 1.60%	(1.24)% to (0.63)%
American Funds I.S. Growth Fund	191	12.52 to 12.76	2,397	0.74%	1.00% to 1.60%	7.47% to 8.13%
American Funds I.S. Growth-Income Fund	1,275	12.36 to 12.59	15,818	1.36%	1.00% to 1.60%	9.48% to 10.14%
American Funds I.S. New World Fund	40	9.16 to 9.33	365	0.71%	1.00% to 1.60%	3.36% to 3.99%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	20	26.09 to 27.17	540	1.09%	1.35% to 1.45%	19.27% to 19.39%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	87	24.96 to 26.25	1,613	0.74%	1.00% to 1.67%	18.69% to 19.5%

31

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Advisor Class:
PIMCO VIT All Asset Portfolio	152	$11.88 to $12.60	$1,847	2.59%	1.00% to 1.67%	11.02% to 11.78%
PIMCO VIT International Bond Portfolio (US Dollar Hedged) (April 29, 2016)	1	10.30	12	3.47%	1.15%	2.96%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	564	4.21 to 4.47	2,426	1.03%	1.00% to 1.67%	12.96% to 13.72%
PIMCO VIT Long-Term U.S. Government Portfolio	45	9.93 to 10.09	443	1.82%	1.00% to 1.55%	(0.88)% to (0.43)%
PIMCO VIT Low Duration Portfolio	485	10.98 to 11.64	5,413	1.35%	1.00% to 1.67%	(0.39)% to 0.29%
PIMCO VIT Real Return Portfolio	104	11.49 to 12.19	1,218	2.21%	1.00% to 1.67%	3.34% to 4.04%
PIMCO VIT Total Return Portfolio	3,000	12.79 to 13.56	39,441	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	101	6.02 to 6.29	617	3.82%	1.15% to 1.67%	(16.19)% to (15.74)%
Guggenheim VT Multi-Hedge Strategies Fund	53	8.46 to 8.97	467	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity Fund	30	9.59 to 10.17	306	0.00%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares® Core S&P 500 ETF	1,602	43.46 to 45.83	70,447	2.24%	1.75% to 2.75%	9.07% to 10.19%
iShares® Core S&P Mid-Cap ETF	467	44.02 to 44.66	20,711	1.78%	1.75% to 2.75%	17.36% to 18.56%
iShares® Core S&P Small-Cap ETF	231	47.58 to 48.35	11,059	1.42%	1.75% to 2.75%	23.12% to 24.38%
iShares® Core U.S. Aggregate Bond ETF	61	24.32 to 26.94	1,517	2.33%	1.75% to 2.75%	(0.41)% to 0.62%
iShares® iBoxx $ High Yield Corporate Bond ETF	21	29.07 to 31.22	639	5.47%	1.75% to 2.75%	10.28% to 11.42%
iShares® Intermediate-Term Corporate Bond ETF	46	25.31 to 26.45	1,173	2.42%	1.90% to 2.75%	0.47% to 1.35%
iShares® International Treasury Bond ETF	417	21.17 to 22.31	8,919	0.70%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares® S&P 500 Growth ETF	167	42.64 to 45.89	7,233	1.59%	1.75% to 2.75%	3.88% to 4.94%
iShares® S&P 500 Value ETF	75	43.60 to 44.31	3,299	2.47%	1.75% to 2.75%	14.08% to 15.25%
iShares® TIPS Bond ETF	9	22.44 to 26.28	218	1.46%	1.75% to 2.75%	1.80% to 2.84%
Vanguard® Developed Markets Index Fund, ETF Shares	337	29.65 to 27.62	9,938	3.12%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	58	38.28 to 41.50	2,270	2.22%	1.75% to 2.75%	8.91% to 10.03%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	25	22.32 to 20.03	547	2.53%	1.75% to 2.75%	9.11% to 10.23%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	27.40 to 30.48	203	3.22%	1.75% to 2.75%	2.36% to 3.41%
Vanguard® Large-Cap Index Fund, ETF Shares	33	43.22 to 45.14	1,450	2.10%	1.75% to 2.75%	8.70% to 9.81%
Vanguard® Mega Cap Index Fund, ETF Shares	4	43.41 to 45.52	155	2.23%	1.75% to 2.75%	8.83% to 9.95%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.05 to 42.95	682	4.87%	1.75% to 2.75%	5.64% to 6.72%
Vanguard® Short-Term Bond Index Fund, ETF Shares	18	23.05 to 24.01	421	1.45%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	2,749	24.28 to 26.98	67,946	2.42%	1.75% to 2.75%	(0.30)% to 0.73%

32

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone VST Active Bond Fund	718	$12.86 to $15.91	$9,421	1.79%	1.00% to 1.67%	(2.92)% to (2.26)%
Touchstone VST Aggressive ETF Fund	830	18.53 to 18.36	13,901	1.62%	0.60% to 2.15%	(2.25)% to (0.70)%
Touchstone VST Conservative ETF Fund	791	13.46 to 16.07	11,097	1.41%	0.60% to 2.15%	(2.38)% to (0.84)%
Touchstone VST Focused Fund	1,379	27.36 to 26.26	30,064	0.00%	0.60% to 1.67%	0.27% to 1.36%
Touchstone VST Large Cap Core Equity Fund	1,065	18.69 to 17.05	16,326	1.22%	1.00% to 1.67%	(5.61)% to (4.97)%
Touchstone VST Moderate ETF Fund	956	16.21 to 17.63	13,887	1.78%	0.60% to 2.15%	(2.33)% to (0.78)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	139	14.69 to 14.84	2,592	1.43%	1.10% to 1.35%	(0.77)% to (0.51)%
Fidelity VIP Overseas Portfolio	89	9.33 to 9.79	2,165	1.29%	1.00% to 1.55%	2.02% to 2.59%
Fidelity VIP Equity-Income Portfolio	205	70.92	9,803	2.98%	1.35%	(5.26)%
Fidelity VIP Growth Portfolio	67	98.70	6,613	0.25%	1.35%	5.73%
Fidelity VIP High Income Portfolio	58	24.48	1,409	6.44%	1.35%	(4.93)%
Fidelity VIP Asset Manager Portfolio	80	49.19	3,943	1.42%	1.35%	(1.21)%
Fidelity VIP Contrafund® Portfolio	332	31.97 to 32.29	15,738	0.96%	1.10% to 1.35%	(0.69)% to (0.44)%
Fidelity VIP Index 500 Portfolio	258	14.49 to 14.61	6,319	1.81%	1.35% to 1.45%	(0.13)% to (0.03)%
Fidelity VIP Investment Grade Bond Portfolio	249	12.70 to 13.33	4,561	2.38%	1.00% to 1.55%	(2.13)% to (1.59)%
Fidelity VIP Government Money Market	2,342	9.89 to 9.96	23,184	0.03%	0.60% to 1.67%	(1.13)% to (0.39)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	18	16.62	306	3.06%	1.45%	(5.48)%
Fidelity VIP Growth Portfolio	42	15.77 to 16.04	672	0.14%	1.10% to 1.45%	5.50% to 5.88%
Fidelity VIP High Income Portfolio	15	13.62	205	6.97%	1.45%	(5.15)%
Fidelity VIP Asset Manager Portfolio	1	15.40	14	1.47%	1.45%	(1.42)%
Fidelity VIP Contrafund® Portfolio	46	23.66	1,099	0.94%	1.45%	(0.90)%
Fidelity VIP Balanced Portfolio	7	17.14	120	1.42%	1.45%	(0.95)%
Fidelity VIP Mid Cap Portfolio	84	53.59 to 51.19	4,338	0.36%	1.35% to 1.45%	(2.93)% to (2.83)%
Fidelity VIP Overseas Portfolio	2	14.53	32	1.28%	1.45%	1.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	108	15.94 to 17.12	1,578	1.33%	0.60% to 1.67%	(1.73)% to (0.66)%
Fidelity VIP Balanced Portfolio	382	17.85 to 18.64	6,411	1.27%	1.00% to 1.67%	(1.31)% to (0.64)%
Fidelity VIP Contrafund® Portfolio	1,959	24.33 to 24.40	34,776	0.76%	0.60% to 1.67%	(1.26)% to (0.19)%
Fidelity VIP Disciplined Small Cap Portfolio	90	13.21 to 13.86	1,209	0.27%	1.00% to 1.55%	(3.69)% to (3.16)%
Fidelity VIP Equity-Income Portfolio	337	17.68 to 17.49	4,710	2.59%	0.60% to 1.67%	(5.84)% to (4.81)%
Fidelity VIP Freedom 2010 Portfolio	73	12.15 to 12.66	897	1.32%	1.15% to 1.67%	(2.19)% to (1.67)%
Fidelity VIP Freedom 2015 Portfolio	163	12.09 to 12.83	1,988	1.32%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2020 Portfolio	436	11.88 to 12.43	5,220	1.61%	1.15% to 1.67%	(2.12)% to (1.60)%
Fidelity VIP Freedom 2025 Portfolio	300	12.32 to 12.90	3,713	1.88%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2030 Portfolio	40	11.89 to 12.48	483	1.45%	1.15% to 1.55%	(2.07)% to (1.67)%
Fidelity VIP Growth Portfolio	311	15.05 to 14.40	4,921	0.03%	1.00% to 1.60%	5.20% to 5.84%
Fidelity VIP High Income Portfolio	810	16.46 to 17.22	12,830	6.72%	0.60% to 1.67%	(5.47)% to (4.44)%
Fidelity VIP Index 500 Portfolio	2,250	20.48 to 15.27	32,118	2.91%	0.60% to 1.67%	(0.60)% to 0.48%
Fidelity VIP Investment Grade Bond Portfolio	1,814	13.08 to 14.70	23,600	2.50%	0.60% to 1.67%	(2.50)% to (1.44)%
Fidelity VIP Mid Cap Portfolio	426	29.85 to 27.67	9,404	0.23%	0.60% to 1.67%	(3.27)% to (2.22)%
Fidelity VIP Overseas Portfolio	349	18.22 to 16.42	3,950	1.08%	0.60% to 1.67%	1.57% to 2.68%
Fidelity VIP Target Volatility Portfolio	161	10.40 to 10.49	1,685	1.32%	1.15% to 1.60%	(2.92)% to (2.47)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	151	13.51 to 13.95	2,068	0.00%	1.00% to 1.67%	(6.57)% to (5.94)%
Franklin Growth and Income VIP Fund	106	20.46 to 20.66	2,172	3.70%	1.10% to 1.35%	(1.96)% to (1.71)%
Franklin Income VIP Fund	263	21.53 to 21.74	5,659	4.88%	1.10% to 1.35%	(8.09)% to (7.86)%
JPMorgan IT Mid Cap Value	30	26.89 to 27.91	789	1.00%	1.00% to 1.55%	(4.16)% to (3.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	24	22.03 to 23.82	558	5.66%	1.00% to 1.55%	(2.65)% to (2.10)%
Morgan Stanley VIF U.S. Real Estate Portfolio	71	32.53 to 34.68	2,617	1.32%	1.00% to 1.55%	0.59% to 1.15%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	234	10.12 to 10.25	2,372	1.62%	1.00% to 1.60%	(2.65)% to (2.06)%
Columbia VP – Small Cap Value Fund	125	19.30 to 20.19	2,440	0.57%	1.00% to 1.67%	(7.88)% to (7.25)%

33

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	464	$18.42 to $20.74	7,671	3.40%	1.00% to 1.67%	(2.56)% to (1.90)%
Franklin Income VIP Fund	1,300	17.82 to 17.87	19,732	4.84%	0.60% to 1.67%	(8.61)% to (7.61)%
Franklin Large Cap Growth VIP Fund	285	18.32 to 21.80	$4,543	0.27%	1.00% to 1.67%	3.86% to 4.57%
Franklin Mutual Shares VIP Fund	1,332	18.09 to 21.40	17,277	3.29%	1.00% to 1.67%	(6.52)% to (5.89)%
Franklin Small Cap Value VIP Fund	107	12.42 to 13.18	1,367	0.66%	1.00% to 1.67%	(8.93)% to (8.31)%
Invesco V.I. American Franchise Fund	97	20.17 to 21.20	1,749	0.00%	0.60% to 1.67%	3.00% to 4.12%
Invesco V.I. American Value Fund	218	14.52 to 15.20	3,192	0.01%	1.00% to 1.60%	(10.81)% to (10.26)%
Invesco V.I. Comstock Fund	587	14.26 to 19.56	8,009	1.74%	0.60% to 1.60%	(7.69)% to (6.76)%
Invesco V.I. International Growth Fund	244	10.64 to 10.74	2,588	1.40%	0.80% to 1.67%	(3.93)% to (3.73)%
Templeton Foreign VIP Fund	670	16.82 to 15.93	7,440	3.22%	0.60% to 1.67%	(8.05)% to (7.05)%
Templeton Global Bond VIP Fund	549	9.18 to 9.33	5,051	9.73%	1.00% to 1.60%	(5.83)% to (5.26)%
Templeton Growth VIP Fund	269	16.15 to 18.95	3,770	2.69%	1.00% to 1.67%	(8.05)% to (7.42)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	97	18.46 to 13.36	1,334	6.82%	1.00% to 1.67%	(2.82)% to (2.16)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	280	23.59 to 20.86	3,304	0.75%	0.60% to 1.67%	(12.20)% to (11.24)%
Morgan Stanley VIF U.S. Real Estate Portfolio	345	28.78 to 12.04	4,607	1.18%	1.00% to 1.67%	0.22% to 0.90%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	262	13.85 to 14.25	3,652	0.00%	1.00% to 1.60%	4.91% to 5.54%
BlackRock Global Allocation V.I. Fund	209	10.62 to 10.93	2,252	1.03%	1.00% to 1.60%	(2.58)% to (1.99)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	219	9.74 to 9.86	2,139	1.39%	1.15% to 1.60%	(7.96)% to (7.54)%
Non-Affiliated Class 4:
American Funds I.S. Capital Income Builder Fund (April 23, 2015)	7	9.31 to 9.34	68	3.11%	1.15% to 1.55%	(6.90)% to (6.64)%
American Funds I.S. Global Growth Fund	980	11.04 to 11.18	10,844	4.09%	1.00% to 1.60%	4.98% to 5.62%
American Funds I.S. Growth Fund	89	11.65 to 11.80	1,036	0.84%	1.00% to 1.60%	4.88% to 5.52%
American Funds I.S. Growth-Income Fund	1,183	11.29 to 11.43	13,382	4.54%	1.00% to 1.60%	(0.41)% to 0.20%
American Funds I.S. New World Fund	26	8.86 to 8.97	227	0.69%	1.00% to 1.60%	(4.92)% to (4.34)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	21	21.87 to 22.75	471	1.02%	1.35% to 1.45%	(5.98)% to (5.88)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	21.03 to 21.97	1,132	0.82%	1.00% to 1.67%	(6.44)% to (5.81)%
Advisor Class:
PIMCO VIT All Asset Portfolio	105	10.86 to 11.28	1,148	2.47%	1.00% to 1.60%	(10.64)% to (10.10)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	438	3.73 to 3.93	1,667	4.20%	1.00% to 1.67%	(26.90)% to (26.41)%
PIMCO VIT Long-Term U.S. Government Portfolio	29	10.01 to 10.14	289	1.92%	1.00% to 1.55%	(2.90)% to (2.46)%
PIMCO VIT Low Duration Portfolio	1,041	11.02 to 11.61	11,670	3.46%	1.00% to 1.67%	(1.45)% to (0.78)%
PIMCO VIT Real Return Portfolio	107	11.12 to 11.71	1,213	3.48%	1.00% to 1.67%	(4.42)% to (3.77)%
PIMCO VIT Total Return Portfolio	2,941	12.68 to 13.36	38,244	4.63%	1.00% to 1.67%	(1.31)% to (0.63)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	106	7.19 to 7.46	774	2.58%	1.15% to 1.67%	(3.19)% to (2.68)%
Guggenheim VT Multi-Hedge Strategies Fund	70	8.65 to 9.11	622	0.64%	1.00% to 1.67%	0.15% to 0.83%
Guggenheim VT Long Short Equity Fund	35	9.69 to 10.21	359	0.00%	1.00% to 1.67%	(0.43)% to 0.25%
ETF Shares:
iShares® Core S&P 500 ETF	1,451	39.85 to 41.59	58,349	2.19%	1.75% to 2.75%	(1.49)% to (0.48)%
iShares® Core S&P Mid-Cap ETF	438	37.51 to 37.67	16,473	1.52%	1.75% to 2.75%	(4.97)% to (3.99)%
iShares® Core S&P Small-Cap ETF	220	38.65 to 38.87	8,523	1.45%	1.75% to 2.75%	(4.76)% to (3.78)%
iShares® Core U.S. Aggregate Bond ETF	59	24.42 to 26.77	1,486	2.27%	1.75% to 2.75%	(2.28)% to (1.27)%
iShares® iBoxx $ High Yield Corporate Bond ETF	12	26.36 to 28.02	325	5.41%	1.75% to 2.75%	(7.64)% to (6.69)%
iShares® Intermediate-Term Corporate Bond ETF	41	25.19 to 26.10	1,033	2.50%	1.90% to 2.75%	(2.19)% to (1.33)%
iShares® International Treasury Bond ETF	359	21.59 to 22.51	7,814	0.12%	1.75% to 2.75%	(9.79)% to (8.86)%
iShares® S&P 500 Growth ETF	146	41.04 to 43.73	6,067	1.56%	1.75% to 2.75%	2.48% to 3.53%
iShares® S&P 500 Value ETF	70	38.21 to 38.44	2,696	2.38%	1.75% to 2.75%	(5.94)% to (4.98)%
iShares® TIPS Bond ETF	9	22.05 to 25.56	218	0.32%	1.75% to 2.75%	(4.46)% to (3.47)%
Vanguard® Developed Markets Index Fund, ETF Shares	284	29.70 to 27.38	8,328	2.76%	1.75% to 2.75%	(3.10)% to (2.10)%

34

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	56	$35.15 to $37.72	2,015	2.33%	1.75% to 2.75%	(4.62)% to (3.64)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	24	20.46 to 18.17	465	2.85%	1.75% to 2.75%	(18.14)% to (17.30)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	26.77 to 29.48	191	3.27%	1.75% to 2.75%	(1.85)% to (0.85)%
Vanguard® Large-Cap Index Fund, ETF Shares	31	39.76 to 41.10	1,221	1.93%	1.75% to 2.75%	(1.75)% to (0.74)%
Vanguard® Mega Cap Index Fund, ETF Shares	4	39.89 to 41.40	$171	2.09%	1.75% to 2.75%	(1.35)% to (0.34)%
Vanguard® Real Estate Index Fund, ETF Shares	14	37.92 to 40.24	535	3.90%	1.75% to 2.75%	(0.39)% to 0.63%
Vanguard® Short-Term Bond Index Fund, ETF Shares	22	23.39 to 24.16	527	1.33%	1.90% to 2.75%	(1.85)% to (0.99)%
Vanguard® Total Bond Market Index Fund, ETF Shares	2,358	24.35 to 26.78	58,404	2.46%	1.75% to 2.75%	(2.20)% to (1.19)%

35

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2014				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone VST Active Bond Fund	863	$13.24 to $16.27	$11,784	2.51%	1.00% to 1.67%	2.09% to 2.78%
Touchstone VST Aggressive ETF Fund	927	18.95 to 18.49	15,659	0.00%	0.60% to 2.15%	5.18% to 6.85%
Touchstone VST Conservative ETF Fund	903	13.79 to 16.20	12,905	1.14%	0.60% to 2.15%	2.97% to 4.59%
Touchstone VST Focused Fund	503	27.28 to 25.90	10,416	0.00%	0.60% to 1.67%	11.21% to 12.42%
Touchstone VST Large Cap Core Equity Fund	1,576	19.80 to 17.94	25,357	1.09%	1.00% to 1.67%	13.01% to 13.78%
Touchstone VST Moderate ETF Fund	1,079	16.60 to 17.76	15,997	1.44%	0.60% to 2.15%	4.66% to 6.32%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	159	14.80 to 14.91	3,028	1.43%	1.10% to 1.35%	8.77% to 9.05%
Fidelity VIP Overseas Portfolio	103	9.14 to 9.54	2,352	1.23%	1.00% to 1.55%	(9.5)% to (9.00)%
Fidelity VIP Equity-Income Portfolio	242	74.86	12,186	2.73%	1.35%	7.25%
Fidelity VIP Growth Portfolio	78	93.35	7,265	0.18%	1.35%	9.80%
Fidelity VIP High Income Portfolio	44	25.75	1,138	3.30%	1.35%	(0.21)%
Fidelity VIP Asset Manager Portfolio	100	49.79	4,955	1.32%	1.35%	4.41%
Fidelity VIP Contrafund® Portfolio	391	32.19 to 32.43	18,883	0.94%	1.10% to 1.35%	10.43% to 10.71%
Fidelity VIP Index 500 Portfolio	305	14.50 to 14.62	7,738	1.51%	1.35% to 1.45%	11.93% to 12.04%
Fidelity VIP Investment Grade Bond Portfolio	305	12.97 to 13.54	5,640	2.05%	1.00% to 1.55%	4.19% to 4.77%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	19	17.58	338	2.69%	1.45%	7.07%
Fidelity VIP Growth Portfolio	51	14.95 to 15.15	770	0.08%	1.10% to 1.45%	9.58% to 9.97%
Fidelity VIP High Income Portfolio	9	14.36	123	2.32%	1.45%	(0.39)%
Fidelity VIP Asset Manager Portfolio	1	15.62	14	1.40%	1.45%	4.15%
Fidelity VIP Contrafund® Portfolio	40	23.87	963	0.85%	1.45%	10.20%
Fidelity VIP Balanced Portfolio	8	17.31	134	1.35%	1.45%	8.50%
Fidelity VIP Mid Cap Portfolio	102	55.20 to 52.68	5,419	0.15%	1.35% to 1.45%	4.66% to 4.76%
Fidelity VIP Overseas Portfolio	2	14.24	32	1.26%	1.45%	(9.49)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	119	16.22 to 17.24	1,740	1.42%	0.60% to 1.67%	3.78% to 4.91%
Fidelity VIP Balanced Portfolio	404	18.09 to 18.76	6,960	1.27%	1.00% to 1.67%	8.18% to 8.92%
Fidelity VIP Contrafund® Portfolio	2,180	24.64 to 24.44	39,494	0.75%	0.60% to 1.67%	9.79% to 10.99%
Fidelity VIP Disciplined Small Cap Portfolio	106	16.75 to 14.32	1,466	0.11%	1.00% to 1.60%	3.25% to 3.88%
Fidelity VIP Equity-Income Portfolio	448	18.78 to 18.37	6,515	2.55%	0.60% to 1.67%	6.67% to 7.83%
Fidelity VIP Freedom 2010 Portfolio	100	12.42 to 12.93	1,258	1.37%	1.15% to 1.67%	2.47% to 3.01%
Fidelity VIP Freedom 2015 Portfolio	341	12.36 to 12.87	4,235	1.36%	1.15% to 1.67%	2.71% to 3.25%
Fidelity VIP Freedom 2020 Portfolio	415	12.13 to 12.64	5,076	1.48%	1.15% to 1.67%	2.85% to 3.39%
Fidelity VIP Freedom 2025 Portfolio	228	12.59 to 13.12	2,880	1.45%	1.15% to 1.67%	3.10% to 3.65%
Fidelity VIP Freedom 2030 Portfolio	39	12.14 to 12.69	476	1.48%	1.15% to 1.55%	3.12% to 3.54%
Fidelity VIP Growth Portfolio	455	19.39 to 13.61	6,912	0.00%	1.00% to 1.67%	9.16% to 9.90%
Fidelity VIP High Income Portfolio	236	17.41 to 18.02	3,813	1.26%	0.60% to 1.67%	(0.78)% to 0.30%
Fidelity VIP Index 500 Portfolio	1,109	20.61 to 15.20	16,358	1.52%	0.60% to 1.67%	11.40% to 12.61%
Fidelity VIP Investment Grade Bond Portfolio	1,594	13.42 to 14.91	21,548	2.14%	0.60% to 1.67%	3.86% to 4.98%
Fidelity VIP Mid Cap Portfolio	519	30.86 to 28.30	11,975	0.02%	0.60% to 1.67%	4.26% to 5.40%
Fidelity VIP Overseas Portfolio	429	17.94 to 15.99	4,720	1.13%	0.60% to 1.67%	(9.83)% to (8.85)%
Fidelity VIP Target Volatility Portfolio	95	10.71 to 10.76	1,020	1.72%	1.15% to 1.60%	7.08% to 7.59%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	110	14.46 to 14.83	1,611	0.00%	1.00% to 1.67%	10.49% to 11.24%
Franklin Growth and Income VIP Fund	143	20.87 to 21.02	2,993	2.57%	1.10% to 1.35%	7.92% to 8.19%
Franklin Income VIP Fund	303	23.43 to 23.60	7,092	5.06%	1.10% to 1.35%	3.51% to 3.77%
JPMorgan IT Mid Cap Value	32	28.06 to 28.96	889	0.79%	1.00% to 1.55%	13.32% to 13.96%
Morgan Stanley VIF Emerging Markets Debt Portfolio	34	22.63 to 24.33	829	5.81%	1.00% to 1.55%	1.33% to 1.90%
Morgan Stanley VIF U.S. Real Estate Portfolio	89	32.34 to 34.28	3,187	1.41%	1.00% to 1.55%	27.71% to 28.43%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	103	10.40 to 10.46	1,077	0.10%	1.00% to 1.60%	3.98% to 4.64%
Columbia VP – Small Cap Value Fund	115	20.95 to 21.77	2,436	0.47%	1.00% to 1.67%	1.33% to 2.02%
Franklin Growth and Income VIP Fund	515	18.90 to 21.14	8,810	2.36%	1.00% to 1.67%	7.31% to 8.05%
Franklin Income VIP Fund	1,809	19.49 to 19.35	30,434	4.90%	0.60% to 1.67%	2.87% to 3.99%
Franklin Large Cap Growth VIP Fund	287	17.64 to 20.85	4,504	1.07%	1.00% to 1.67%	10.58% to 11.34%

36

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2014				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund	1,777	$19.35 to $22.74	$25,815	2.05%	1.00% to 1.67%	5.33% to 6.05%
Franklin Small Cap Value VIP Fund	125	13.64 to 14.37	1,749	0.58%	1.00% to 1.67%	(1.11)% to (0.43)%
Invesco V.I. American Franchise Fund	90	19.58 to 20.36	1,621	0.00%	0.60% to 1.67%	6.36% to 7.52%
Invesco V.I. American Value Fund	180	16.28 to 16.94	2,959	0.22%	1.00% to 1.60%	7.73% to 8.38%
Invesco V.I. Comstock Fund	501	15.44 to 20.98	7,666	1.15%	0.60% to 1.60%	7.36% to 8.45%
Invesco V.I. International Growth Fund	178	11.07 to 11.15	1,961	1.58%	0.80% to 1.67%	(1.26)% to (1.06)%
Templeton Foreign VIP Fund	653	18.29 to 17.14	8,156	1.89%	0.60% to 1.67%	(12.62)% to (11.66)%
Templeton Global Bond VIP Fund	364	9.74 to 9.84	3,551	5.02%	1.00% to 1.60%	0.21% to 0.82%
Templeton Growth VIP Fund	318	17.56 to 20.47	4,837	1.50%	1.00% to 1.67%	(4.44)% to (3.79)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	119	19.00 to 13.65	1,683	5.32%	1.00% to 1.67%	1.17% to 1.86%
Morgan Stanley VIF Emerging Markets Equity Portfolio	314	26.86 to 23.51	4,392	0.31%	0.60% to 1.67%	(6.15)% to (5.13)%
Morgan Stanley VIF U.S. Real Estate Portfolio	365	28.71 to 11.94	4,970	1.16%	1.00% to 1.67%	27.27% to 28.13%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	224	13.20 to 13.50	2,974	0.00%	1.00% to 1.60%	6.82% to 7.47%
BlackRock Global Allocation V.I. Fund	218	10.90 to 11.15	2,393	2.40%	1.00% to 1.60%	0.30% to 0.91%
TOPS® Managed Risk Moderate Growth ETF Portfolio	133	10.59 to 10.67	1,410	1.87%	1.15% to 1.60%	1.11% to 1.57%
Non-Affiliated Class 4:
American Funds I.S. Global Growth Fund	12	10.52 to 10.57	130	2.04%	1.15% to 1.55%	5.21% to 5.66%
American Funds I.S. Growth Fund	55	11.11 to 11.16	612	2.52%	1.15% to 1.60%	11.08% to 11.62%
American Funds I.S. Growth-Income Fund	100	11.33 to 11.41	1,131	2.19%	1.00% to 1.60%	13.35% to 14.07%
American Funds I.S. New World Fund	8	9.32 to 9.38	75	1.67%	1.00% to 1.60%	(6.79)% to (6.19)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	24	23.27 to 24.18	582	0.95%	1.35% to 1.45%	3.22% to 3.33%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	88	22.48 to 23.32	1,616	0.74%	1.00% to 1.67%	2.73% to 3.43%
Advisor Class:
PIMCO VIT All Asset Portfolio	208	12.15 to 12.54	2,548	4.79%	1.00% to 1.60%	(1.15)% to (0.55)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	401	5.10 to 5.34	2,084	0.26%	1.00% to 1.67%	(19.98)% to (19.43)%
PIMCO VIT Long-Term U.S. Government Portfolio	6	10.30 to 10.39	57	2.30%	1.00% to 1.55%	2.95% to 3.91%
PIMCO VIT Low Duration Portfolio	1,824	11.18 to 11.70	20,697	1.07%	1.00% to 1.67%	(0.93)% to (0.26)%
PIMCO VIT Real Return Portfolio	152	11.63 to 12.17	1,801	1.33%	1.00% to 1.67%	1.27% to 1.96%
PIMCO VIT Total Return Portfolio	3,315	12.85 to 13.44	43,609	2.14%	1.00% to 1.67%	2.44% to 3.13%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	128	7.42 to 7.67	958	0.00%	1.15% to 1.67%	10.21% to 10.80%
Guggenheim VT Multi-Hedge Strategies Fund	87	8.63 to 9.03	767	0.00%	1.00% to 1.67%	2.91% to 3.61%
Guggenheim VT Long Short Equity Fund	51	9.73 to 10.18	515	0.00%	1.00% to 1.67%	1.08% to 1.77%
ETF Shares:
iShares® Core S&P 500 ETF	1,189	40.45 to 41.80	48,435	2.01%	1.75% to 2.75%	10.47% to 11.60%
iShares® Core S&P Mid-Cap ETF	360	39.48 to 39.23	14,190	1.47%	1.75% to 2.75%	6.67% to 7.77%
iShares® Core S&P Small-Cap ETF	183	40.58 to 40.40	7,427	1.35%	1.75% to 2.75%	2.86% to 3.92%
iShares® Core U.S. Aggregate Bond ETF	54	24.99 to 27.12	1,397	2.56%	1.75% to 2.75%	3.08% to 4.14%
iShares® iBoxx $ High Yield Corporate Bond ETF	13	28.54 to 30.03	375	5.91%	1.75% to 2.75%	(0.93)% to 0.09%
iShares® Intermediate-Term Corporate Bond ETF	33	25.76 to 26.46	846	2.64%	1.90% to 2.75%	0.98% to 1.87%
iShares® International Treasury Bond ETF	260	23.93 to 24.70	6,265	1.31%	1.75% to 2.75%	(5.40)% to (4.43)%
iShares® S&P 500 Growth ETF	121	40.05 to 42.23	4,882	1.52%	1.75% to 2.75%	11.52% to 12.66%
iShares® S&P 500 Value ETF	62	40.63 to 40.46	2,518	2.32%	1.75% to 2.75%	9.09% to 10.21%
iShares® TIPS Bond ETF	10	23.08 to 26.48	256	1.48%	1.75% to 2.75%	0.74% to 1.78%
Vanguard® Developed Markets Index Fund, ETF Shares	225	30.65 to 27.97	6,750	3.43%	1.75% to 2.75%	(8.58)% to (7.64)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	49	36.86 to 39.15	1,831	2.09%	1.75% to 2.75%	7.05% to 8.15%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	21	25.00 to 21.97	486	2.76%	1.75% to 2.75%	(2.80)% to (1.80)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	27.28 to 29.73	191	3.24%	1.75% to 2.75%	4.70% to 5.77%
Vanguard® Large-Cap Index Fund, ETF Shares	31	40.47 to 41.41	1,243	1.91%	1.75% to 2.75%	10.26% to 11.39%
Vanguard® Mega Cap Index Fund, ETF Shares	5	40.44 to 41.54	222	1.97%	1.75% to 2.75%	10.22% to 11.35%
Vanguard® Real Estate Index Fund, ETF Shares	14	38.07 to 39.99	522	4.02%	1.75% to 2.75%	26.76% to 28.06%
Vanguard® Short-Term Bond Index Fund, ETF Shares	12	23.83 to 24.40	279	1.23%	1.90% to 2.75%	(1.42)% to (0.56)%
Vanguard® Total Bond Market Index Fund, ETF Shares	1,874	24.90 to 27.11	47,472	2.56%	1.75% to 2.75%	2.99% to 4.04%

37

STATUTORY-BASIS FINANCIAL STATEMENTS

Integrity Life Insurance Company
Years Ended December 31, 2018, 2017 and 2016
With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors
The Board of Directors
Integrity Life Insurance Company
We have audited the accompanying statutory-basis financial statements of Integrity Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. Weconducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.
Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 22, 2019

Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2018	2017
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$5,321,133	$5,059,296
Preferred and common stocks	412,121	269,143
Investment in common stock of subsidiary	339,005	315,929
Mortgage loans	571,159	455,805
Policy loans	107,926	107,728
Derivatives	61,463	121,934
Cash, cash equivalents and short-term investments	82,756	108,565
Receivable for securities	4,394	3,752
Securities lending reinvested collateral assets	782	5,347
Other invested assets	203,200	205,932
Total cash and invested assets	7,103,939	6,653,431

Investment income due and accrued	50,749	46,276
Current federal income taxes recoverable from parent	6,675	—
Net deferred income tax asset	8,332	12,855
Amounts receivable on reinsurance contracts	53	18,745
Other admitted assets	2,941	2,400
Separate account assets	2,242,401	2,476,506
Total admitted assets	$9,415,090	$9,210,213

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$4,748,936	$4,456,632
Liability for deposit-type contracts	989,440	950,011
Policy and contract claims	216	191
Total policy and contract liabilities	5,738,592	5,406,834

General expense due and accrued	196	203
Current federal income taxes payable to parent	—	191
Transfer to separate accounts due and accrued, net	(43,649)	(4,562)
Asset valuation reserve	100,073	105,941
Interest maintenance reserve	10,536	12,447
Amounts payable on reinsurance contracts	79	17,313
Other liabilities	80,892	124,439
Derivatives	2,887	16,889
Payable for securities lending	151,816	178,253
Separate account liabilities	2,242,401	2,476,506
Total liabilities	8,283,823	8,334,454

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	908,164	658,164
Accumulated surplus	220,103	214,595
Total capital and surplus	1,131,267	875,759
Total liabilities and capital and surplus	$9,415,090	$9,210,213
See accompanying notes.

3

Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$660,978	$845,693	$1,201,816
Net investment income	259,562	263,386	232,326
Considerations for supplementary contracts with life contingencies	7,065	9,563	10,302
Amortization of the interest maintenance reserve	1,677	1,616	1,966
Reserve adjustments on reinsurance ceded	(737,869)	(72,074)	(72,484)
Fees from management of separate accounts	17,233	15,799	13,689
Miscellaneous income - termination of reinsurance agreement	694,579	—	—
Other revenues	4,782	4,051	4,287
Total premiums and other revenues	908,007	1,068,034	1,391,902

Benefits paid or provided:
Death benefits	10,415	9,320	4,710
Annuity benefits	254,002	210,110	184,420
Surrender benefits	426,558	331,983	330,556
Payments on supplementary contracts with life contingencies	8,137	6,092	5,174
Increase (decrease) in policy reserves and other policyholders’ funds	319,453	535,960	799,407
Total benefits paid or provided	1,018,565	1,093,465	1,324,267

Insurance expenses and other deductions:
Commissions	36,971	45,335	65,320
Commissions and expenses on reinsurance assumed	13	15	13
General expenses	47,795	47,215	38,856
Net transfers to (from) separate accounts	(246,141)	(160,626)	(149,118)
Other deductions	6,730	4,160	2,481
Total insurance expenses and other deductions	(154,632)	(63,901)	(42,448)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	44,074	38,470	110,083
Federal income tax expense (benefit), excluding tax on capital gains	11,369	(6,524)	19,757
Gain (loss) from operations before net realized capital gains (losses)	32,705	44,994	90,326
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	26,516	(23,876)	25,581
Net income (loss)	$59,221	$21,118	$115,907
See accompanying notes.

4

Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2016	$3,000	$613,164	$62,398	$678,562
Net income (loss)	—	—	115,907	115,907
Change in net deferred income tax	—	—	(2,750)	(2,750)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($8,635))	—	—	(12,445)	(12,445)
Net change in nonadmitted assets and related items	—	—	(6,298)	(6,298)
Change in asset valuation reserve	—	—	(9,493)	(9,493)
Capital contribution	—	45,000	—	45,000
Change in surplus in separate accounts	—	—	(165)	(165)
Balance, December 31, 2016	3,000	658,164	147,154	808,318
Net income (loss)	—	—	21,118	21,118
Change in net deferred income tax	—	—	(22,179)	(22,179)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $5,293)	—	—	50,642	50,642
Net change in nonadmitted assets and related items	—	—	28,297	28,297
Change in valuation basis	—	—	6,271	6,271
Change in asset valuation reserve	—	—	(16,941)	(16,941)
Change in surplus in separate accounts	—	—	233	233
Balance, December 31, 2017	3,000	658,164	214,595	875,759
Net income (loss)	—	—	59,221	59,221
Change in net deferred income tax	—	—	5,418	5,418
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($5,041))	—	—	(50,916)	(50,916)
Net change in nonadmitted assets and related items	—	—	(14,082)	(14,082)
Change in asset valuation reserve	—	—	5,868	5,868
Capital contribution	—	250,000	—	250,000
Change in surplus in separate accounts	—	—	(1)	(1)
Balance, December 31, 2018	$3,000	$908,164	$220,103	$1,131,267
See accompanying notes.

5

Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$668,240	$855,586	$1,211,721
Net investment income received	266,375	273,092	230,505
Benefits paid	(772,018)	(642,929)	(599,589)
Net transfers from (to) separate accounts	207,053	164,150	163,447
Commissions and expense paid	(88,934)	(100,023)	(107,490)
Federal income taxes recovered (paid)	(15,354)	(28,002)	(19,534)
Other, net	24,140	20,785	20,915
Net cash from (for) operations	289,502	542,659	899,975

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	1,057,942	721,277	728,407
Preferred and common stocks	123,094	30,267	115,401
Mortgage loans	7,683	6,175	25,016
Other invested assets	24,304	42,823	14,702
Net gains (losses) on cash, cash equivalents and short-term investments	150	(15)	(1)
Miscellaneous proceeds	6,396	7,367	11,048
Net proceeds from investments sold, matured or repaid	1,219,569	807,894	894,573

Cost of investments acquired:
Debt securities	(1,328,842)	(1,639,047)	(1,720,907)
Preferred and common stocks	(47,153)	(64,516)	(111,325)
Mortgage loans	(123,037)	(199,632)	(97,970)
Other invested assets	(17,972)	(39,579)	(74,889)
Miscellaneous applications	(8,269)	(24,410)	(26,306)
Total cost of investments acquired	(1,525,273)	(1,967,184)	(2,031,397)

Net change in policy and other loans	(197)	2,762	2,240
Net cash from (for) investments	(305,901)	(1,156,528)	(1,134,584)

Financing and miscellaneous activities
Capital and paid-in surplus, less treasury stock	4,300	—	45,000
Net deposits on deposit-type contract funds and other insurance liabilities	39,429	429,241	212,929
Other cash provided (applied)	(53,139)	154,793	5,142
Net cash from (for) financing and miscellaneous sources	(9,410)	584,034	263,071

Net change in cash, cash equivalents and short-term investments	(25,809)	(29,835)	28,462
Cash, cash equivalents and short-term investments:
Beginning of year	108,565	138,400	109,938
End of year	$82,756	$108,565	$138,400

Cash flow information for noncash transactions
Contribution from The Western and Southern Life Insurance Company in the form of common stock securities	$245,700	$—	$—
See accompanying notes.

6

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

1. Nature of Operations and Significant Accounting Policies
Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 49 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2018, approximately 55.3% of the gross premiums and annuity considerations for the Company were derived from California, Florida, Michigan, New Jersey, Ohio, Pennsylvania, and Texas.
The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

7

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of

8

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiary
The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted”(principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

9

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

10

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $1,100.1 million and $1,074.2 million as of December 31, 2018 and 2017, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB) and collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant sections.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2018 and 2017, the Company owned $26.3 million and $22.9 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.

11

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.

12

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.
Securities Lending
At December 31, 2018, the Company has loaned $147.8 million and $33.1 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2017, the Company has loaned $173.9 million and $71.3 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2018 and 2017, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent

13

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $184.1 million and $244.8 million at December 31, 2018 and 2017, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2018 and 2017, collateral managed by an unaffiliated agent, which approximated $0.8 million and $5.3 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2018, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2018 and 2017, the fair value of the total collateral is $184.9 million and $250.1 million, respectively.
The aggregate collateral broken out by maturity date is as follows at December 31, 2018:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	65,061	65,071
31 to 60 days	3,200	3,196
61 to 90 days	7,900	7,895
91 to 120 days	2,797	2,793
121 to 180 days	10,214	10,194
181 to 365 days	21,398	21,373
1 to 2 years	13,040	12,981
2 to 3 years	—	—
Greater than 3 years	61,418	61,418
Total collateral	$185,028	$184,921
At December 31, 2018, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $185.7 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $33.9 million and $72.7 million at December 31, 2018 and 2017, respectively.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

14

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
Effective January 1, 2017, the Company updated its valuation methodologies on certain reserves related to guaranteed living withdrawal benefits. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. The Company has recorded a $6.3 million increase to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis on the statements of changes in capital and surplus.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 22, 2019.

15

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$48,961	$12	$(26)	$48,947
Debt securities issued by states of the U.S. and political subdivisions of the states	36,216	1,368	(272)	37,312
Corporate securities	3,378,199	78,315	(80,516)	3,375,998
Commercial mortgage-backed securities	579,150	4,703	(8,825)	575,028
Residential mortgage-backed securities	459,477	15,875	(6,769)	468,583
Asset-backed securities	819,130	8,639	(11,568)	816,201
Total	$5,321,133	$108,912	$(107,976)	$5,322,069

At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$61,502	$17	$(30)	$61,489
Debt securities issued by states of the U.S. and political subdivisions of the states	43,094	2,086	(14)	45,166
Corporate securities	3,044,263	181,236	(8,504)	3,216,995
Commercial mortgage-backed securities	534,667	5,666	(2,991)	537,342
Residential mortgage-backed securities	455,417	22,315	(3,712)	474,020
Asset-backed securities	920,353	19,913	(3,708)	936,558
Total	$5,059,296	$231,233	$(18,959)	$5,271,570
At December 31, 2018 and 2017, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $382.2 million and $376.0 million, respectively, with an aggregate fair value of $371.6 million and $393.9 million, respectively. As of December 31, 2018 and 2017, such holdings amount to 7.2% and 7.4%, respectively, of the Company’s investments in debt securities and 4.1% and 4.1%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

16

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
Preferred stocks	$17,409	$17	$(690)	$16,736

Common stocks, unaffiliated	$373,088	$41,259	$(19,898)	$394,449
Common stocks, mutual funds	292	—	(29)	263
Common stocks, subsidiary	270,806	68,199	—	339,005
	$644,186	$109,458	$(19,927)	$733,717

At December 31, 2017:
Preferred stocks	$21,789	$1,529	$—	$23,318

Common stocks, unaffiliated	$172,740	$44,872	$(1,181)	216,431
Common stocks, mutual funds	29,202	1,721	—	30,923
Common stocks, subsidiary	270,806	45,123	—	315,929
	$472,748	$91,716	$(1,181)	$563,283

17

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$(26)	$5,633
Debt securities issued by states of the U.S. and political subdivisions of the states	(130)	15,434	(142)	2,858
Corporate securities	(57,297)	1,758,753	(23,219)	316,951
Commercial mortgage-backed securities(1)	(3,431)	317,514	(5,394)	100,929
Residential mortgage-backed securities(1)	(2,955)	167,692	(3,814)	119,685
Asset-backed securities(1)	(6,105)	434,132	(5,463)	167,735
Total	$(69,918)	$2,693,525	$(38,058)	$713,791

Preferred stocks	$(690)	$14,174	$—	$—
Common stocks, unaffiliated	$(19,927)	$147,152	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(23)	$5,198	$(7)	$409
Debt securities issued by states of the U.S. and political subdivisions of the states	(14)	2,986	—	—
Corporate securities	(3,737)	443,187	(4,767)	128,392
Commercial mortgage-backed securities(1)	(1,097)	109,858	(1,894)	52,880
Residential mortgage-backed securities(1)	(1,064)	99,595	(2,648)	77,763
Asset-backed securities(1)	(993)	188,005	(2,715)	101,785
Total	$(6,928)	$848,829	$(12,031)	$361,229

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,181)	$32,951	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.

18

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Investments that are impaired at December 31, 2018 and 2017, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 3.5% and 1.6% of the carrying value of securities considered temporarily impaired at December 31, 2018 and 2017, respectively. At December 31, 2018, there were a total of 757 securities held that are considered temporarily impaired, 157 of which have been impaired for 12 months or longer. At December 31, 2017, there were a total of 282 securities held that are considered temporarily impaired, 81 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $9.1 million, $1.9 million, and $7.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The following is a list of each loan-backed security held at December 31, 2018, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2018, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2018:

12667G-XD-0	$1,209	$1,194	$15	$1,194	$1,177	6/30/2018
126694-HK-7	173	167	6	167	164	6/30/2018
173100-AR-9	745	403	342	403	78	9/30/2018
126694-JX-7	245	243	2	243	245	12/31/2018
76111X-ZU-0	345	331	14	331	333	12/31/2018
Total	XXX	XXX	$379	XXX	XXX
The Company had no OTTI on loan-backed and structured securities for the year ended December 31, 2018, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

19

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2018, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$156,157	$156,943
After one through five	1,129,690	1,116,055
After five through ten	1,334,048	1,311,437
After ten	843,481	877,822
Mortgage-backed securities/asset-backed securities	1,857,757	1,859,812
Total	$5,321,133	$5,322,069
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2018, 2017 and 2016 were $249.5 million, $131.9 million, and $244.7 million; gross gains of $3.0 million, $3.1 million, and $9.6 million and gross losses of $3.3 million, $1.9 million, and $2.0 million were realized on those sales, respectively.
Proceeds from the sales of investments in equity securities during 2018, 2017 and 2016 were $119.3 million, $26.1 million, and $107.7 million; gross gains of $14.1 million, $3.5 million, and $48.0  million and gross losses of $1.8 million, $2.0 million, and $1.8 million were realized on those sales, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2018	2017	2016
	(In Thousands)

Realized capital gains (losses)	$23,400	$(3,530)	$50,744
Less amount transferred to IMR (net of related taxes (benefits) of ($62) in 2018, $591 in 2017, and $3,424 in 2016)	(235)	1,097	6,358
Less federal income tax expense (benefit) on realized capital gains (losses)	(2,881)	19,249	18,805
Net realized capital gains (losses)	$26,516	$(23,876)	$25,581

20

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Net investment income was generated from the following for the years ended December 31:

	2018	2017	2016
	(In Thousands)

Debt securities	$214,910	$193,452	$167,739
Equity securities	11,282	41,932	40,092
Mortgage loans	23,380	16,127	10,098
Policy loans	8,098	8,207	8,974
Cash, cash equivalents and short-term investments	2,423	1,074	607
Other invested assets	4,582	6,167	7,436
Other	(474)	460	804
Gross investment income	264,201	267,419	235,750
Investment expenses	4,639	4,033	3,424
Net investment income	$259,562	$263,386	$232,326
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2018, 44.6% of such mortgages, or $254.6 million, involved properties located in Colorado, Florida, and Ohio. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $43.5 million. During 2018, the respective minimum and maximum lending rates for mortgage loans issued were 4.54% and 5.22%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2018, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company invests in derivatives as risk management for its equity indexed products. The exposure to credit risk on its interest rate floors and option positions is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance on its option positions, the Company limits its exposure to individual counterparties to 2% of admitted assets.
The Company markets equity indexed annuities. The risk associated with these products is that the ultimate benefit paid could be higher than the return earned from the underlying assets. The Company utilizes custom and exchange-traded call options to economically hedge the S&P 500 index and Goldman Sachs Multi-Asset Equity index exposure embedded in these products with a net notional amount of $1,245.2 million and $1,098.7 million at December 31, 2018 and 2017, respectively. The Company purchases and writes call options to correlate with changes in the annuity features due to movements in the S&P 500 and Goldman Sachs Multi-Asset Equity index. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality and lapse rates. The Company does not apply hedge accounting treatment to these call options. The Company recognizes changes in the fair value of these call options through unrealized gains/

21

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

losses and the related gains/losses from terminations, maturities or expirations through realized capital gains/losses. The change in fair value was $(55.8) million, $58.1 million, and $0.8 million for the years ended December 31, 2018, 2017, and 2016, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2018 and 2017, $47.5 million and $98.2 million, respectively, of cash collateral had been posted to the Company.
Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2018	2017
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$61,463	$121,934
Gross amounts offset	—	—
Net amount of assets	$61,463	$121,934

Derivative liabilities:
Gross amount of recognized liabilities	$(2,887)	$(16,889)
Gross amounts offset	—	—
Net amount of liabilities	$(2,887)	$(16,889)

22

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include call options, stock warrants, and initially rated NAIC 6 commercial and residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities include certain call options. The fair values of these instruments are determined through the use of valuation models that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are common stocks being priced by utilizing recent financing for similar securities.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Common stock utilizing NAV consists of an investment in a business development corporation as defined by the Investment Company Act of 1940. The investment is

23

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

restricted and cannot be sold without consent from the corporation. The NAV for this investment is $15.00. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of preferred stock included in Level 3 has been determined by discounting the expected cash flows using current market-consistent rates applicable to the yield. The fair value of common stock included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

24

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Derivative Instruments
The fair values of free-standing derivative positions, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs or valuation models incorporating significant unobservable inputs, including projected cash flows, applicable swap curves and implied volatilities. The fair value of the stock warrants have been determined through the use of third-party pricing services utilizing market observable inputs. Derivatives included in Level 1 represent the cash deposits with brokers relating to futures. The fair value is based upon the stated amount.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds, stock warrants, and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities and Fixed-Indexed Annuity Contracts
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
The fair value of liabilities for fixed indexed annuities is based on embedded derivatives that have been bifurcated from the host contract. The fair value of embedded derivatives is calculated based on actuarial and capital market assumptions reflecting the projected cash flows over the life of the contract and incorporating expected policyholder behavior. The host is adjusted for acquisition costs with revised accretion rates.
Cash Collateral Payable
The payable represents the obligation to return cash collateral the Company has received relating to derivative instruments. The fair value is based upon the stated amount.

25

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2018
Assets:
Common stocks, unaffiliated	$368,176	$360,796	$—	$—	$7,380
Common stocks, mutual funds	263	263	—	—	—
Derivative assets	61,463	3,655	4,506	53,302	—
Separate account assets*	751,595	751,562	33	—	—
Total assets	$1,181,497	$1,116,276	$4,539	$53,302	$7,380

Liabilities:
Derivative liabilities	$(2,887)	$—	$(2,887)	$—	$—

*
Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

26

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017
Assets:
Residential mortgage-backed securities	$407	$—	$407	$—
Commercial mortgage-backed securities	8	—	8	—
Common stocks, unaffiliated	193,544	192,264	—	1,280
Common stocks, mutual funds	30,923	30,923	—	—
Derivative assets	121,934	—	21,999	99,935
Separate account assets*	844,764	844,727	37	—
Total assets	$1,191,580	$1,067,914	$22,451	$101,215

Liabilities:
Derivative liabilities	$(16,889)	$—	$(16,889)	$—

*
Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3**	Ending Asset/ (Liability) as of
	January 1, 2018	Net Income	Surplus				December 31, 2018
	(In Thousands)
Assets:
Common stocks, unaffiliated	$1,280	$—	$—	$—	$—	$(1,280)	$—
Derivative assets	99,935	18,552	(51,445)	(13,791)	51	—	53,302
Total assets	$101,215	$18,552	$(51,445)	$(13,791)	$51	$(1,280)	$53,302

*	Transfers into Level 3 are due to change of price source of new derivative product.

**	Transfers out of Level 3 are due to utilizing net asset value.

27

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$—	$—
Derivative assets	26,530	—	—	(40,321)	(13,791)
Total assets	$26,530	$—	$—	$(40,321)	$(13,791)
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Beginning Asset/ (Liability) as of January 1, 2017	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of December 31, 2017
		Net Income	Surplus
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$1,280	$—	$—	$1,280
Derivative assets	32,975	285	57,624	9,051	—	—	99,935
Total assets	$32,975	$285	$57,624	$10,331	$—	$—	$101,215
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$1,280	$—	$—	$—	$1,280
Derivative assets	10,997	—	—	(1,946)	9,051
Total assets	$12,277	$—	$—	$(1,946)	$10,331

28

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at (in thousands):

December 31, 2018
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$53,302	Black-Scholes-Merton Model	Implied Volatility	7% - 9.6%

December 31, 2017
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$99,935	Black-Scholes-Merton Model	Implied Volatility	7% - 26.8%
In isolation, significant increases (decreases) in the implied volatility would typically result in a significantly higher (lower) fair value measurement for Level 3 derivative assets and Level 3 derivative liabilities.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 and 2017.

29

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$5,321,133	$5,322,069	$5,695	$5,306,415	$9,959	$—
Common stock, unaffiliated**	394,449	394,449	387,069	—	—	7,380
Common stock, mutual funds	263	263	263	—	—	—
Preferred stock	17,409	16,736	—	11,769	4,967	—
Mortgage loans	571,159	575,641	—	—	575,641	—
Cash, cash equivalents and short-term investments	82,756	82,766	82,766	—	—	—
Other invested assets, surplus notes	16,065	18,918	—	18,918	—	—
Securities lending reinvested collateral assets	782	782	782	—	—	—
Derivative assets	61,463	61,463	3,655	4,506	53,302	—
Separate account assets	2,224,689	2,215,646	749,838	1,407,307	58,501	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,624,241)	$(1,619,092)	$—	$—	$(1,619,092)	$—
Fixed-indexed annuity contracts	(1,688,528)	(1,685,823)	—	—	(1,685,823)	—
Derivative liabilities	(2,887)	(2,887)	—	(2,887)	—	—
Cash collateral payable	(47,500)	(47,500)	—	(47,500)	—	—
Separate account liabilities*	(1,433,439)	(1,332,720)	—	—	(1,332,720)	—
Securities lending liability	(151,816)	(151,816)	—	(151,816)	—	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

30

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

	December 31, 2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds	$5,059,296	$5,271,570	$30,606	$4,880,020	$360,944
Common stock, unaffiliated**	216,431	216,431	215,151	—	1,280
Common stock, mutual funds	30,923	30,923	30,923	—	—
Preferred stock	21,789	23,318	—	18,278	5,040
Mortgage loans	455,805	460,984	—	—	460,984
Cash, cash equivalents and short-term investments	108,565	108,569	108,569	—	—
Other invested assets, surplus notes	15,993	20,439	—	20,439	—
Securities lending reinvested collateral assets	5,347	5,347	5,347	—	—
Derivative assets	121,934	121,934	—	21,999	99,935
Separate account assets	2,476,506	2,528,161	847,205	1,523,583	157,373

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,654,981)	$(1,673,117)	$—	$—	$(1,673,117)
Fixed-indexed annuity contracts	(1,491,219)	(1,518,185)	—	—	(1,518,185)
Derivative liabilities	(16,889)	(16,889)	—	(16,889)	—
Cash collateral payable	(98,160)	(98,160)	—	(98,160)	—
Separate account liabilities*	(1,578,996)	(1,632,139)	—	—	(1,632,139)
Securities lending liability	(178,523)	(178,253)	—	(178,253)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

31

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

4. Related-Party Transactions
In the fourth quarter of 2018, the Company purchased $87.0 million of bonds in exchange for cash from Western and Southern.
The Company received a $250.0 million capital contribution from Western and Southern in June 2018. The contribution was in the form of $245.7 million in common stock and $4.3 million cash.
The Company received a $34.0 million ordinary dividend from National Integrity in December 2017. The dividend was in the form of cash.
The Company received a $34.0 million ordinary dividend from National Integrity in November 2016. The dividend was in the form of cash.
The Company received a capital contribution of $45.0 million from Western and Southern in December 2016. The capital contribution was in the form of cash.
The Company had $0.8 million and $0.1 million receivable from parent, subsidiaries and affiliates as of December 31, 2018 and 2017, respectively. The Company had $3.9 million and $4.9 million payable to parent, subsidiaries and affiliates as of December 31, 2018 and 2017, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.
5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
On October 1, 2018, a modified coinsurance agreement with the Company's parent, Western and Southern, was recaptured. Under the terms of the agreement, the Company ceded structured settlements, guaranteed rate option annuities and accumulation products written before July 1, 2002; the Company retained the reserves and the related assets of the business. At the date of recapture, there was no impact to net income or surplus. The recapture adjustments of $694.6 million are offsetting and reported in the statements of operations within the reserve adjustments on reinsurance ceded and miscellaneous income - termination of reinsurance agreement lines.

32

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2018	2017	2016
	(In Thousands)

Direct premiums	$661,672	$846,742	$1,203,499
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	87	98	87
Ceded premiums:
Affiliates	(565)	(863)	(1,408)
Nonaffiliates	(216)	(284)	(362)
Net premiums	$660,978	$845,693	$1,201,816
The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2018	2017	2016
	(In Thousands)
Benefits paid or provided:
Affiliates	$46,672	$71,418	$74,494
Nonaffiliates	536	776	1,138
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	813	1,610	1,849
Amounts recoverable on reinsurance contracts:
Affiliates	—	14,742	12,995
Nonaffiliates	—	—	32
In 2018, 2017 and 2016, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2018, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

33

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

There would be no reduction in surplus at December 31, 2018, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $6.7 million and $(0.2) million at December 31, 2018 and 2017, respectively. The tax years 2014 through 2018 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2018, in the event of future capital losses is $5.0 million, $5.7 million, and $20.0 million from 2018, 2017 and 2016, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2018
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$55,679	$12,318	$67,997
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	55,679	12,318	67,997
(d)	Deferred tax assets nonadmitted	15,632	—	15,632
(e)	Subtotal net admitted deferred tax assets (c - d)	40,047	12,318	52,365
(f)	Deferred tax liabilities	33,188	10,845	44,033
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$6,859	$1,473	$8,332

		12/31/2017
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$55,904	$4,847	$60,751
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	55,904	4,847	60,751
(d)	Deferred tax assets nonadmitted	650	—	650
(e)	Subtotal net admitted deferred tax assets (c - d)	55,254	4,847	60,101
(f)	Deferred tax liabilities	36,958	10,288	47,246
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$18,296	$(5,441)	$12,855
34

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(225)	$7,471	$7,246
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(225)	7,471	7,246
(d)	Deferred tax assets nonadmitted	14,982	—	14,982
(e)	Subtotal net admitted deferred tax assets (c - d)	(15,207)	7,471	(7,736)
(f)	Deferred tax liabilities	(3,770)	557	(3,213)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(11,437)	$6,914	$(4,523)

		12/31/2018
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$8,735	$8,735
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	11,138	—	11,138
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	11,138	—	11,138
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	168,440
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	28,909	3,583	32,492
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$40,047	$12,318	$52,365

35

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

		12/31/2017
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$332	$332
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	12,523	—	12,523
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	12,523	—	12,523
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	129,436
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	42,731	4,515	47,246
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$55,254	$4,847	$60,101

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$—	$8,403	$8,403
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(1,385)	—	(1,385)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	(1,385)	—	(1,385)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	39,004
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(13,822)	(932)	(14,754)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(15,207)	$7,471	$(7,736)

36

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

		2018	2017
		(In Thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	910%	877%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$131,197	$112,019

		12/31/2018
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$55,679	$12,318
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.85%
(c)	Net admitted adjusted gross DTAs amount	$40,047	$12,318
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	16.68%

		12/31/2017
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$55,904	$4,847
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	2.17%	0.55%
(c)	Net admitted adjusted gross DTAs amount	$55,254	$4,847
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	2.19%	0.55%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$(225)	$7,471
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(2.17)%	12.30%
(c)	Net admitted adjusted gross DTAs amount	$(15,207)	$7,471
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(2.19)%	16.13%
The Company’s tax planning strategies do include the use of reinsurance.

37

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Current income taxes incurred consist of the following major components:

			12/31/2018	12/31/2017	12/31/2016
(1)	Current income tax		(In Thousands)
	(a)	Federal	$11,356	$(6,533)	$19,762
	(b)	Foreign	13	9	(5)
	(c)	Subtotal	11,369	(6,524)	19,757
	(d)	Federal income tax on net capital gains	(2,881)	19,249	18,805
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$8,488	$12,725	$38,562

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2018	12/31/2017	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	47,138	49,111	(1,973)
		(4) Investments	1,131	—	1,131
		(5) Deferred acquisition costs	7,015	6,572	443
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	33	34	(1)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	20	17	3
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	342	170	172
		(99) Subtotal	55,679	55,904	(225)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	15,632	650	14,982
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	40,047	55,254	(15,207)
	(e)	Capital
		(1) Investments	12,318	4,847	7,471
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	12,318	4,847	7,471
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	12,318	4,847	7,471
	(i)	Admitted deferred tax assets (2d + 2h)	$52,365	$60,101	$(7,736)

38

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2018	12/31/2017	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$3,196	$5,373	$(2,177)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	29,827	31,220	(1,393)
		(5) Other	165	365	(200)
		(99) Subtotal	33,188	36,958	(3,770)
	(b)	Capital
		(1) Investments	10,845	10,288	557
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	10,845	10,288	557
	(c)	Deferred tax liabilities (3a99 + 3b99)	$44,033	$47,246	$(3,213)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$8,332	$12,855	$(4,523)
Among the more significant book-to-tax adjustments were the following:

	12/31/2018	Effective Tax Rate	12/31/2017	Effective Tax Rate	12/31/2016	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$14,170	21.00%	$12,229	35.00%	$56,290	35.00%
Dividends received deduction	(1,270)	(1.88)	(13,384)	(38.31)	(13,417)	(8.34)
Derivative adjustment	(11,556)	(17.13)	20,327	58.18	282	0.18
Tax credits	(1,945)	(2.88)	(6,438)	(18.43)	(1,732)	(1.08)
Change in federal tax rate	1,425	2.11	18,208	52.11	—	—
Statutory reserve change	—	—	2,195	6.29	—	—
Other	193	0.29	226	0.65	(111)	(0.07)
Other invested assets, nonadmitted change and stock transfer	2,053	3.04	1,541	4.41	—	—
Total statutory income taxes	$3,070	4.55%	$34,904	99.90%	$41,312	25.69%

Federal taxes incurred	$8,488	12.58%	$12,725	36.42%	$38,562	23.98%
Change in net deferred income taxes	(5,418)	(8.03)	22,179	63.48	2,750	1.71
Total statutory income taxes	$3,070	4.55%	$34,904	99.90%	$41,312	25.69%
At December 31, 2018, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.
On December 22, 2017, the Tax Act was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits. The Tax Act is aimed at encouraging economic growth through the reduction in corporate income tax rates and simplification of the tax law which will create a broadened tax base.

39

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017 financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $9.0 million, of which $(9.2) million and $18.2 million was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act was incomplete; however, the Company included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. At December 31, 2018, the Company has completed its accounting for all the enactment-date income tax effects of the Tax Act.
The Company is subject to annual examination by the Internal Revenue Service (IRS). The Company filed amended tax returns for years 2014 through 2016 to elect a reserve methodology pursuant to Internal Revenue Code section 807(d)(4), a Code section stricken by the Tax Cuts and Jobs Act. The Company believes that the resulting reserve deduction is more likely than not to be sustained, however guidance is lacking as to when such an election can be made. The Company recorded an uncertain tax reserve of $0.6 million in the 2018 financial statements with respect to this position.
7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2018 and 2017, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $113.1 million by the end of 2019 without seeking prior regulatory approval based on capital and surplus of $1,131.3 million at December 31, 2018.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2018, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2018, the Company has future commitments to provide additional capital contributions of $27.4 million to investments in joint ventures, limited partnerships and limited liability companies.

40

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2018, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(1,088)	$835,696	$—	$834,608	10.8%
At book value less current surrender charge of 5% or more	1,762,503	597,743	—	2,360,246	30.7
At fair value	—	—	731,477	731,477	9.5
Total with adjustment or at market value	$1,761,415	$1,433,439	$731,477	$3,926,331	51.0
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	565,040	—	—	565,040	7.3
Not subject to discretionary withdrawal	3,201,027	—	—	3,201,027	41.7
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	$5,527,482	$1,433,439	$731,477	$7,692,398	100.0%
Less reinsurance ceded	813	—	—	813
Net annuity reserves and deposit-type contract liabilities	$5,526,669	$1,433,439	$731,477	$7,691,585
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $805.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.

41

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

FHLB Capital Stock – General Account:

	December 31
	2018	2017
	(In Thousands)
Membership stock - Class A (not eligible for redemption)	$11,052	$9,599
Membership stock - Class B	—	—
Activity stock	15,220	13,288
Excess stock	—	—
Aggregate total	$26.272	$22.887
Actual or estimated borrowing capacity as determined by the insurer	$805,000	$765,000
Collateral Pledged to FHLB – General Account:

	2018				2017
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$881,617	$883,098	$686,067	XXX	$809,546	$795,466	$663,848	XXX
Maximum during reporting date	$901,781	$905,690	XXX	$759,315	$809,546	$795,466	XXX	$663,848
Borrowing from FHLB - General Account:

	2018			2017
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$686,067	$679,318	$759,315	$663,848	$652,801
Debt	—	XXX	—	—	XXX
Aggregate total	$686,067	$679,318	$759,315	$663,848	$652,801
The Company does not have any prepayment obligations under these FHLB borrowing arrangements.

42

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.
The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $4.2 million, $3.2 million, $2.4 million, $2.2 million and $1.7 million in 2018, 2017, 2016, 2015 and 2014, respectively. The Company’s general account paid $0.2 million, $0.1 million, $0.2 million, $0.2 million and $0.2 million towards separate account guarantees in 2018, 2017, 2016, 2015, and 2014, respectively.

43

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2018, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$42,356	$2,307	$50,207	$94,870

Reserves for separate accounts with assets at:
Fair value	$—	$—	$737,693	$737,693
Amortized cost	1,409,872	23,567	—	1,433,439
Total reserves	$1,409,872	$23,567	$737,693	$2,171,132

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$821,956	$13,740	$—	$835,696
At book value without fair value adjustment and with current surrender charge of 5% or more	587,916	9,827	—	597,743
At fair value	—	—	737,693	737,693
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,409,872	23,567	737,693	2,171,132
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,409,872	$23,567	$737,693	$2,171,132
A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2018, is presented below:

2018
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$94,870
Transfers from separate accounts	341,339
Net transfers to (from) separate accounts	(246,469)

Reconciling adjustments:
Policy deductions and other expenses	590
Other changes in surplus in Separate Account Statement	(1)
Other account adjustments	(261)
Transfers as reported in the Summary of Operations of the Company	$(246,141)

44

STATUTORY-BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2018, 2017 and 2016
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors
The Board of Directors
The Western and Southern Life Insurance Company
We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.
Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 22, 2019

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2018	2017
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,937,451	$3,544,456
Preferred and common stocks	717,423	1,471,824
Investments in common stocks of subsidiaries	3,193,138	2,150,761
Mortgage loans	59,146	49,229
Policy loans	161,223	164,706
Real estate:
Properties held for the production of income	3,193	3,327
Properties occupied by the Company	23,729	24,479
Cash, cash equivalents and short-term investments	87,913	230,950
Receivable for securities	1,581	2,143
Securities lending reinvested collateral assets	54,253	62,048
Other invested assets	1,643,941	1,635,171
Total cash and invested assets	8,882,991	9,339,094

Investment income due and accrued	40,335	44,164
Premiums deferred and uncollected	50,247	51,020
Current federal income taxes recoverable	—	26,766
Net deferred income tax asset	139,106	24,178
Receivables from parent, subsidiaries and affiliates	31,061	36,273
Other admitted assets	7,758	24,262
Separate account assets	961,136	1,005,694
Total admitted assets	$10,112,634	$10,551,451

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,701,370	$2,681,638
Accident and health reserves	262,004	258,424
Liability for deposit-type contracts	213,579	224,599
Policy and contract claims	39,863	51,483
Dividends payable to policyholders	38,196	38,658
Premiums received in advance	3,512	3,736
Total policy and contract liabilities	3,258,524	3,258,538

General expense due and accrued	36,243	35,982
Current federal income taxes payable	45,520	—
Transfer to (from) separate accounts due and accrued, net	(25)	(15)
Asset valuation reserve	272,020	373,868
Interest maintenance reserve	59,048	51,890
Other liabilities	247,436	282,955
Pension liability	30,893	32,997
Liability for postretirement benefits other than pensions	155,942	164,700
Payable for securities lending	108,841	245,503
Separate account liabilities	961,136	1,005,694
Total liabilities	5,175,578	5,452,112

Capital and surplus:
Common stock, $1 par value, authorized 2,500 shares, issued and outstanding 2,500 shares	2,500	1,000
Paid-in surplus	372,103	112,103
Accumulated surplus	4,562,453	4,986,236
Total capital and surplus	4,937,056	5,099,339
Total liabilities and capital and surplus	$10,112,634	$10,551,451
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$237,054	$246,746	$253,742
Net investment income	466,221	539,164	322,165
Considerations for supplementary contracts with life contingencies	—	—	24
Amortization of the interest maintenance reserve	5,728	3,815	2,911
Commissions and expenses on reinsurance ceded	981	932	888
Miscellaneous income adjustment - termination of reinsurance agreement	(694,579)	—	—
Other revenues	153	79	2,368
Total premiums and other revenues	15,558	790,736	582,098

Benefits paid or provided:
Death benefits	145,842	143,503	139,560
Annuity benefits	79,245	146,297	119,814
Disability and accident and health benefits	18,298	17,316	16,045
Surrender benefits	64,673	71,352	71,106
Payments on supplementary contracts with life contingencies	393	441	499
Other benefits	5,047	2,916	3,464
Increase in policy reserves and other policyholders’ funds	28,129	39,793	49,042
Total benefits paid or provided	341,627	421,618	399,530

Insurance expenses and other deductions:
Commissions	20,400	23,753	27,606
Commissions and expenses on reinsurance assumed	878	1,214	1,288
General expenses	134,141	134,399	138,995
Net transfers to (from) separate account	(49,514)	(101,619)	(69,680)
Reserve adjustments on reinsurance assumed	(43,412)	(71,901)	(72,342)
Miscellaneous expense adjustment - termination of reinsurance agreement	(694,579)	—	—
Other deductions	3,973	52,016	42,084
Total insurance expenses and other deductions	(628,113)	37,862	67,951

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	302,044	331,256	114,617

Dividends to policyholders	52,121	51,964	57,514
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	249,923	279,292	57,103
Federal income tax expense (benefit), excluding tax on capital gains	39,879	12,111	5,193
Gain (loss) from operations before net realized capital gains (losses)	210,044	267,181	51,910
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	205,080	2,557	1,688
Net income (loss)	$415,124	$269,738	$53,598
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2016	$1,000	$55,003	$4,492,332	$4,548,335
Net income (loss)	—	—	53,598	53,598
Change in net deferred income tax	—	—	17,794	17,794
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $48,990)	—	—	271,374	271,374
Net change in nonadmitted assets and related items	—	—	(26,671)	(26,671)
Change in asset valuation reserve	—	—	(65,901)	(65,901)
Change in unrecognized post retirement benefit obligation	—	—	21,709	21,709
Correction of traditional life reserves	—	—	(4,707)	(4,707)
Balance, December 31, 2016	1,000	55,003	4,759,528	4,815,531
Net income (loss)	—	—	269,738	269,738
Change in net deferred income tax	—	—	(103,027)	(103,027)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($31,715))	—	—	126,689	126,689
Net change in nonadmitted assets and related items	—	—	(64,589)	(64,589)
Change in asset valuation reserve	—	—	(32,481)	(32,481)
Change in unrecognized post retirement benefit obligation	—	—	30,991	30,991
Capital contribution	—	57,100	—	57,100
Correction of traditional life reserves	—	—	(613)	(613)
Balance, December 31, 2017	1,000	112,103	4,986,236	5,099,339
Net income (loss)	—	—	415,124	415,124
Change in net deferred income tax	—	—	165,518	165,518
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($57,122))	—	—	(266,672)	(266,672)
Change in net unrealized foreign exchange capital gain (loss)	—	—	(1,770)	(1,770)
Change in reserve on account of change in valuation basis	—	—	(692)	(692)
Net change in nonadmitted assets and related items	—	—	(651,086)	(651,086)
Change in asset valuation reserve	—	—	101,848	101,848
Change in unrecognized post retirement benefit obligation	—	—	11,947	11,947
Issuance of common stock	1,500	—	—	1,500
Capital contribution	—	260,000	—	260,000
Trademark license agreement adjustment	—	—	(198,000)	(198,000)
Balance, December 31, 2018	$2,500	$372,103	$4,562,453	$4,937,056
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$239,541	$249,358	$253,220
Net investment income received	412,553	509,990	289,537
Benefits paid	(334,477)	(387,279)	(376,867)
Net transfers from (to) separate accounts	49,504	101,916	69,392
Commissions and expense paid	(89,719)	(77,257)	(96,818)
Dividends paid to policyholders	(52,582)	(55,732)	(56,917)
Federal income taxes recovered (paid)	(32,434)	(52,260)	(42,867)
Other, net	1,032	1,010	3,257
Net cash from (for) operations	193,418	289,746	41,937

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	2,285,224	782,780	825,252
Preferred and common stocks	1,152,289	481,055	546,227
Mortgage loans	11,323	15,501	920
Real estate	—	476	473
Other invested assets	337,964	245,518	153,463
Net gains (losses) on cash, cash equivalents and short-term investments	90	(23)	45
Miscellaneous proceeds	8,357	19,962	47,582
Net proceeds from investments sold, matured or repaid	3,795,247	1,545,269	1,573,962

Cost of investments acquired:
Debt securities	(1,660,008)	(885,797)	(690,324)
Preferred and common stocks	(2,047,721)	(575,188)	(544,379)
Mortgage loans	(21,240)	(7,076)	(17,569)
Real estate	(678)	(791)	(1,139)
Other invested assets	(265,138)	(315,724)	(290,787)
Miscellaneous applications	(15,608)	(44,456)	(968)
Total cost of investments acquired	(4,010,393)	(1,829,032)	(1,545,166)

Net change in policy and other loans	3,483	2,298	1,577
Net cash from (for) investments	(211,663)	(281,465)	30,373

Financing activities
Capital and paid in surplus, less treasury stock	261,500	57,100	—
Net deposits on deposit-type contract funds and other insurance liabilities	(11,020)	(6,033)	(6,494)
Other cash provided (applied)	(375,272)	22,907	(68,171)
Net cash from (for) financing and miscellaneous sources	(124,792)	73,974	(74,665)

Net change in cash, cash equivalents and short-term investments	(143,037)	82,255	(2,355)
Cash, cash equivalents and short-term investments:
Beginning of year	230,950	148,695	151,050
End of year	$87,913	$230,950	$148,695

Cash flow information for noncash transactions
Contribution to Integrity Life Insurance Company in the form of common stock	$(245,700)	$—	$—
See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 46 states and the District of Columbia. For the year ended December 31, 2018, approximately 68.5% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, and Ohio. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life), Integrity Life Insurance Company (Integrity) and Gerber Life Insurance Company (Gerber Life). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
Gerber Life was acquired as a statutory purchase on December 31, 2018. The transaction is discussed in further detail in the Business Combinations section of this footnote.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,034.6 million and $2,080.1 million were allocated to the Closed Block as of December 31, 2018 and 2017, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, goodwill in excess of the admission limit, and a portion of deferred tax assets), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $136.8 million and $250.6 million as of December 31, 2018 and 2017, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying audited statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2018	2017
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	7.8%	8.3%
1941 Standard Industrial, 2-1/2% - 3-1/2%	10.5	10.7
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	19.7	20.6
1980 Commissioners Standard Ordinary, 4% - 6%	39.6	39.6
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	16.4	14.5
2017 Commissioners Standard Ordinary, 3-1/2%	—	0.2
Other, 2-1/2% - 6%	4.6	4.7
	98.6%	98.6%
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.4	1.4
	100.0%	100.0%
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2018 and 2017, reserves of $22.8 million and $22.8 million, respectively, were recorded on in-force amounts of $1,216.2 million and $1,217.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2018 and 2017. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2018, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $105.9 million and $21.8 million in the general and separate account, respectively. At December 31, 2017, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $239.4 million and $9.1 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2018 and 2017, the Company did not nonadmit any portion of the loaned securities.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $54.3 million and $182.7 million at December 31, 2018 and 2017, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2018 and 2017, collateral managed by an unaffiliated agent, which approximated $54.2 million and $62.1 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2018, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2018 and 2017, the fair value of the total collateral in the general account was $108.5 million and $244.8 million, respectively. The fair value of the total collateral in the separate account was $22.4 million and $9.3 million at December 31, 2018 and 2017, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2018:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	99,920	99,926
31 to 60 days	464	464
61 to 90 days	4,639	4,637
91 to 120 days	—	—
121 to 180 days	1,100	1,100
181 to 365 days	7,862	7,855
1 to 2 years	2,650	2,631
2 to 3 years	—	—
Greater than 3 years	14,299	14,299
Total collateral	$130,934	$130,912
At December 31, 2018, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $108.8 million and $22.4 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
Effective January 1, 2018, the Company updated mortality assumptions on certain traditional life reserves. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. As a result, the Company has recorded a $0.7 million decrease to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

During 2016, the Company determined that its reserves related to certain classes of traditional life policies were understated due to an error in the calculation of premium mode factors. This resulted in a change of the aggregate reserve for traditional contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2016, the Company has recorded a $4.7 million decrease directly to surplus through the correction of traditional life reserves line on the statements of changes in capital and surplus.
Business Combinations
On December 31, 2018, the Company purchased 100% of the common stock of Gerber Life from Nestlé S.A. ("Nestlé") for an aggregate purchase price of $1,565.5 million, including direct acquisition costs of $9.3 million. Included in the aggregate purchase price is a a long-term license to use Gerber Life intellectual property in connection with financial services. Gerber Life is an insurer that operates primarily in the juvenile life insurance and medical stop-loss insurance markets. Gerber Life is New York-domiciled and is licensed in 50 states, the District of Columbia, Puerto Rico and certain Canadian provinces.
The transaction was accounted for as a statutory purchase and reflects the following:

Year	Cost of acquired entity	Original Admitted Goodwill	Admitted Goodwill at Reporting Date	Goodwill Amortized in Period	Admitted Goodwill as a % of Admitted Acquisition
	(In thousands)
2018	$1,265,517	$528,082	$528,082	$—	62.9%
Simultaneously to, and in contemplation of, the purchase of Gerber Life, the Company paid for a long-term license to use Gerber Life intellectual property in connection with financial services. The stated purchase price in the trademark license agreement was $300.0 million. The fair value of the trademark license agreement in isolation was determined to be $102.0 million; as a result, the book value of the asset was reduced by $198.0 million through surplus in the line titled trademark license agreement adjustment on the statements of changes in capital and surplus. The adjustment to the book value of the trademark license agreement had no impact on the Company's total capital and surplus, as the trademark license agreement asset is non-admitted and the change to the book value was offset by a change in the associated non-admitted asset.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Subsequent Events
The Company issued surplus notes ("the Notes"), on January 23, 2019 with an aggregate principal amount of $500.0 million, an annual interest rate of 5.15%, and a maturity date of January 15, 2049 in exchange for $497.4 million in cash. Interest on the Notes is paid semi-annually on January 15 and July 15 of each year. The Notes were issued pursuant to Rule 144A as defined by the Securities Act of 1933 and is administered by the Bank of New York Mellon. The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and “prior claims” (those claims referred to in classes 1 through 7 of Section 3903.42 of the Ohio Revised Code) against the Company. Under Ohio insurance laws, the Notes are not part of the legal liabilities of the Company. Each payment of principal of, interest on or redemption price with respect to the Notes, may be made only with the prior approval of the Ohio Director of Insurance (the “Director”), and only out of surplus earnings. Subject to the approval of the Director, the Company has the option to redeem the Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the Notes is not deductible by the Company, at a redemption price equal to the principal amount of the Notes to be redeemed (the ‘‘Par Value Redemption Price’’), (ii) in whole or in part, on or after January 23, 2024 but prior to July 15, 2048, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the Notes from the redemption date to July 15, 2048, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 35 basis points or (iii) in whole or in part, on or after July 15, 2048, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the Notes to be redeemed to the redemption date. In the event the Company was subject to a liquidation event, the Notes would have preference over the common shareholders. No affiliates of the Company hold any of the Notes. As of the closing, Guggenheim Partners was the only holder of more than 10% of the outstanding Notes on record at the Depository Trust Company.
The Company issued a short-term loan to its parent, WSFG, as of January 23, 2019, for $260.0 million. This note had a maturity date of March 24, 2019 and bore interest at a rate of 2.68%, compounding monthly. The principal of the loan was forgiven by the Company as of March 7, 2019. This was accounted for as a dividend from the Company to WSFG. The accrued interest of $0.8 million was paid by WSFG to the Company on March 7, 2019.
The Company paid a $100.0 million capital contribution to Gerber Life in February 2019. The contribution was in the form of $99.8 million in bonds and $0.2 million in cash.
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 22, 2019.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$27,656	$882	$(196)	$28,342
Debt securities issued by states of the U.S. and political subdivisions of the states	15,030	1,680	(47)	16,663
Corporate securities	2,507,103	214,258	(67,639)	2,653,722
Commercial mortgage-backed securities	53,343	273	(466)	53,150
Residential mortgage-backed securities	240,395	8,933	(1,692)	247,636
Asset-backed securities	93,924	3,527	(907)	96,544
Total	$2,937,451	$229,553	$(70,947)	$3,096,057

At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$59,769	$1,132	$(31)	$60,870
Debt securities issued by states of the U.S. and political subdivisions of the states	24,346	1,752	—	26,098
Corporate securities	2,885,960	420,349	(2,462)	3,303,847
Commercial mortgage-backed securities	77,580	1,297	(155)	78,722
Residential mortgage-backed securities	298,786	15,654	(1,013)	313,427
Asset-backed securities	198,015	10,909	(156)	208,768
Total	$3,544,456	$451,093	$(3,817)	$3,991,732
At December 31, 2018 and 2017, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $72.0 million and $277.7 million, respectively, and an aggregate fair value of $69.1 million and $294.8 million, respectively. As of December 31, 2018 and 2017, such holdings amounted to 2.5% and 7.8%, respectively, of the Company’s investments in debt securities and 0.7% and 2.6%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
Preferred stocks	$16,026	$334	$(668)	$15,692

Common stocks, unaffiliated	$446,459	$146,776	$(38,660)	$554,575
Common stocks, mutual funds	155,207	37	(8,241)	147,003
Common stocks, subsidiaries	2,840,458	418,024	(65,344)	3,193,138
	$3,442,124	$564,837	$(112,245)	$3,894,716

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
Preferred stocks	$40,828	$5,411	$(149)	$46,090

Common stocks, unaffiliated	$909,254	$392,884	$(6,153)	$1,295,985
Common stocks, mutual funds	125,604	10,008	(473)	135,139
Common stocks, subsidiaries	1,715,649	453,273	(18,161)	2,150,761
	$2,750,507	$856,165	$(24,787)	$3,581,885

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(122)	$5,372	$(74)	$7,344
Debt securities issued by states of the U.S. and political subdivisions of the states	(47)	5,193	—	—
Corporate securities	(61,597)	910,784	(6,042)	58,244
Commercial mortgage-backed securities(1)	(185)	18,196	(281)	17,121
Residential mortgage-backed securities(1)	(858)	56,185	(834)	36,871
Asset-backed securities(1)	(858)	39,938	(49)	1,804
Total	$(63,667)	$1,035,668	$(7,280)	$121,384

Preferred stocks	$(668)	$5,146	$—	$—

Common stocks, unaffiliated	$(38,660)	$169,629	$—	$—
Common stocks, mutual funds	(8,241)	114,637	—	—
Total	$(46,901)	$284,266	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$6,897	$(2)	$202
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(1,394)	217,114	(1,068)	27,719
Commercial mortgage-backed securities(1)	(155)	20,387	—	—
Residential mortgage-backed securities(1)	(314)	46,486	(699)	28,076
Asset-backed securities(1)	(30)	20,530	(126)	11,931
Total	$(1,922)	$311,414	$(1,895)	$67,928

Preferred stocks	$(149)	$1,371	$—	$—

Common stocks, unaffiliated	$(6,153)	$148,991	$—	$—
Common stocks, mutual funds	(473)	16,642	—	—
Total	$(6,626)	$165,633	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Investments that are impaired at December 31, 2018 and 2017, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 7.6% and 1.9% of the carrying value of securities considered temporarily impaired at December 31, 2018 and 2017, respectively. At December 31, 2018, there were a total of 421 securities held that are considered temporarily impaired, 36 of which have been impaired for 12 months or longer. At December 31, 2017, there were a total of 192 securities held that were considered temporarily impaired, 23 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $19.1 million, $5.0 million and $21.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The following is a list of each loan-backed security held at December 31, 2018, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2018, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2018:
12667G-XD-0	$1,920	$1,896	$24	$1,896	$1,870	06/30/2018
12668A-AL-9	2,849	2,842	7	2,842	2,779	06/30/2018
126694-JX-7	490	487	3	487	489	12/31/2018
Total	XXX	XXX	$34	XXX	XXX
The Company had no OTTI on loan-backed securities for the year ended December 31, 2018, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2018, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$96,189	$96,885
After one through five	184,217	190,406
After five through ten	459,939	498,121
After ten	1,809,444	1,913,315
Mortgage-backed securities/asset-backed securities	387,662	397,330
Total	$2,937,451	$3,096,057
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2018, 2017 and 2016 were $1,385.4 million, $285.0 million, and $322.4 million; gross gains of $25.8 million, $9.2 million, and $10.3 million and gross losses of $6.0 million, $0.5 million, and $2.1 million were realized on these sales in 2018, 2017 and 2016, respectively.
Proceeds from the sales of investments in equity securities during 2018, 2017 and 2016 were $1,092.8 million, $439.0 million, and $518.2 million; gross gains of $230.8 million, $61.4 million, and $107.4 million and gross losses of $38.9 million, $43.7 million, and $34.8 million were realized on these sales in 2018, 2017 and 2016, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2018	2017	2016
	(In Thousands)
Realized capital gains (losses)	$282,807	$11,982	$28,756
Less amount transferred to IMR (net of related taxes (benefits) of $3,425 in 2018, $2,211 in 2017, and $4,493 in 2016)	12,886	4,106	8,344
Less federal income tax expense (benefit) of realized capital gains (losses)	64,841	5,319	18,724
Net realized capital gains (losses)	$205,080	$2,557	$1,688

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Net investment income was generated from the following for the years ended December 31:

	2018	2017	2016
	(In Thousands)
Debt securities	$182,497	$178,001	$186,531
Equity securities	44,065	254,309	42,688
Mortgage loans	1,963	3,854	3,973
Real estate	13,071	13,150	13,401
Policy loans	11,965	12,224	12,206
Cash, cash equivalents and short-term investments	4,967	1,265	631
Other invested assets	229,089	96,300	80,561
Other	1,361	1,465	1,227
Gross investment income	488,978	560,568	341,218
Investment expenses	22,757	21,404	19,053
Net investment income	$466,221	$539,164	$322,165
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2018, 89.2% of such mortgages, or $52.8 million, involved properties located in Arizona, Washington, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $22.0 million. During 2018, the respective minimum and maximum lending rates for mortgage loans issued were 4.21% and 4.21%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2018, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into an equity hedge program designed to hedge the market value risks associated with the broad equity market in third and fourth quarter of 2018. The Company recognized changes in the fair value of these options through surplus and recognized gains and losses through net income from terminations, maturities or expirations through realized capital gains and losses. The realized gain recognized for the current period was $81.3 million and the program was closed in the fourth quarter of 2018.
3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 4 rated preferred stock, NAIC 6 rated preferred stock, and stock warrants. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are preferred and common stocks being priced by utilizing recent financing for similar securities.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Investments utilizing NAV consist mainly of equity interest in limited partnerships and limited liabilities in the separate account. These investments contain fixed income, common stock, and real estate characteristics. The interests in these partnerships are restricted and cannot be sold without consent from the general partner. The average remaining life of the investments is 21.7 years. The Company's unfunded commitment for these investments is $15.9 million. In addition, a collective trust in the separate account utilizing NAV is primarily investing in domestic fixed income securities. Shares in the trust can be redeemed at their net asset value. The NAV for this investment is $9.97. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2018
Assets:
Bonds, exchange traded funds	$4,889	$4,889	$—	$—	$—
Common stocks, unaffiliated	554,575	551,875	—	—	2,700
Common stocks, mutual funds	147,003	147,003	—	—	—
Preferred stocks	866	—	573	293	—
Separate account assets	961,136	561,325	128,292	18,656	252,863
Total assets	$1,668,469	$1,265,092	$128,865	$18,949	$255,563

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017
Assets:
Bonds, exchange traded funds	$5,479	$5,479	$—	$—
Common stocks, unaffiliated	1,295,985	1,291,083	—	4,902
Common stocks, mutual funds	135,139	135,139	—	—
Preferred stocks	782	—	782	—
Separate account assets	1,005,694	653,578	273,519	78,597
Total assets	$2,443,079	$2,085,279	$274,301	$83,499

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018 are as follows:

	Beginning Asset/ (Liability) as of January 1, 2018	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3***	Ending Asset/ (Liability) as of December 31, 2018
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Common stocks, unaffiliated	$4,902	$(4,389)	$(3)	$—	$—	$—	$(510)	$—
Preferred stocks	—	—	(55)	—	—	348	—	293
Separate account assets	78,597	—	—	1,421	(1,147)	1,757	(61,972)	18,656
Total assets	$83,499	$(4,389)	$(58)	$1,421	$(1,147)	$2,105	$(62,482)	$18,949
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**	Transfers into Level 3 are due to changes in the price source.

***	Transfers out of Level 3 are due to utilizing net asset value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$—	$—
Preferred stocks	—	—	—	—	—
Separate account assets	—	—	—	(1,147)	(1,147)
Total assets	$—	$—	$—	$(1,147)	$(1,147)
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Beginning Asset/ (Liability) as of January 1, 2017	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of December 31, 2017
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$3	$—	$4,899	$—	$—	$4,902
Separate account assets	76,783	—	—	1,745	69	—	—	78,597
Total assets	$76,783	$—	$3	$1,745	$4,968	$—	$—	$83,499
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$4,899	$—	$—	$—	$4,899
Separate account assets	24,126	—	—	(24,057)	69
Total Assets	$29,025	$—	$—	$(24,057)	$4,968
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 and 2017.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,937,451	$3,096,057	$21,632	$3,071,925	$2,500	$—
Common stock:
Unaffiliated	554,575	554,575	551,875	—	—	2,700
Mutual funds	147,003	147,003	147,003	—	—	—
Preferred stock	15,845	15,692	—	14,182	1,510	—
Mortgage loans	59,146	58,652	—	—	58,652	—
Cash, cash equivalents and short-term investments	87,913	87,919	87,919	—	—	—
Other invested assets, surplus notes	33,974	37,988	—	37,988	—	—
Securities lending reinvested collateral assets	54,253	54,253	54,253	—	—	—
Separate account assets	961,136	961,136	561,325	128,292	18,656	252,863

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,469)	$(4,419)	$—	$—	$(4,419)	$—
Securities lending liability	(108,841)	(108,841)	—	(108,841)	—	—

	December 31, 2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds	$3,544,456	$3,991,732	$46,728	$3,926,941	$18,063
Common stock:
Unaffiliated	1,295,985	1,295,985	1,291,083	—	4,902
Mutual funds	135,139	135,139	135,139	—	—
Preferred stock	40,700	46,090	—	45,427	663
Mortgage loans	49,229	49,377	—	—	49,377
Cash, cash equivalents and short-term investments	230,950	230,963	230,963	—	—
Other invested assets, surplus notes	36,055	44,676	—	44,676	—
Securities lending reinvested collateral assets	62,048	62,048	62,048	—	—
Separate account assets	1,005,694	1,005,694	653,578	273,519	78,597

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,465)	$(4,715)	$—	$—	$(4,715)
Securities lending liability	(245,503)	(245,503)	—	(245,503)	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

4. Related-Party Transactions
The Company owns a 100% interest in Integrity and WSLAC, whose carrying values based on underlying statutory equity at December 31, 2018, are $1.1 billion and $0.9 billion, respectively. The accounting policies of Integrity and WSLAC are the same as those of the Company described in Note 1. The summary financial data for Integrity and WSLAC follows:
Integrity Balance Sheets (Statutory-Basis)

	December 31
	2018	2017
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$5,321,133	$5,059,296
Preferred and common stocks	412,121	269,143
Investment in common stock of subsidiary	339,005	315,929
Mortgage loans	571,159	455,805
Policy loans	107,926	107,728
Derivatives	61,463	121,934
Cash, cash equivalents and short-term investments	82,756	108,565
Receivable for securities	4,394	3,752
Securities lending reinvested collateral assets	782	5,347
Other invested assets	203,200	205,932
Total cash and invested assets	7,103,939	6,653,431

Investment income due and accrued	50,749	46,276
Current federal income taxes recoverable from parent	6,675	—
Net deferred income tax asset	8,332	12,855
Amounts receivable on reinsurance contracts	53	18,745
Other admitted assets	2,941	2,400
Separate account assets	2,242,401	2,476,506
Total admitted assets	$9,415,090	$9,210,213

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Integrity Balance Sheets (Statutory-Basis)

	December 31
	2018	2017
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$4,748,936	$4,456,632
Liability for deposit-type contracts	989,440	950,011
Policy and contract claims	216	191
Total policy and contract liabilities	5,738,592	5,406,834

General expense due and accrued	196	203
Current federal income taxes payable to parent	—	191
Transfer to separate accounts due and accrued, net	(43,649)	(4,562)
Asset valuation reserve	100,073	105,941
Interest maintenance reserve	10,536	12,447
Amounts payable on reinsurance contracts	79	17,313
Other liabilities	80,892	124,439
Derivatives	2,887	16,889
Payable for securities lending	151,816	178,253
Separate account liabilities	2,242,401	2,476,506
Total liabilities	8,283,823	8,334,454

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	908,164	658,164
Accumulated surplus	220,103	214,595
Total capital and surplus	1,131,267	875,759
Total liabilities and capital and surplus	$9,415,090	$9,210,213

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

Integrity Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$660,978	$845,693	$1,201,816
Net investment income	259,562	263,386	232,326
Considerations for supplementary contracts with life contingencies	7,065	9,563	10,302
Amortization of the interest maintenance reserve	1,677	1,616	1,966
Reserve adjustments on reinsurance ceded	(737,869)	(72,074)	(72,484)
Fees from management of separate accounts	17,233	15,799	13,689
Miscellaneous income - termination of reinsurance agreement	694,579	—	—
Other revenues	4,782	4,051	4,287
Total premiums and other revenues	908,007	1,068,034	1,391,902

Benefits paid or provided:
Death benefits	10,415	9,320	4,710
Annuity benefits	254,002	210,110	184,420
Surrender benefits	426,558	331,983	330,556
Payments on supplementary contracts with life contingencies	8,137	6,092	5,174
Increase (decrease) in policy reserves and other policyholders’ funds	319,453	535,960	799,407
Total benefits paid or provided	1,018,565	1,093,465	1,324,267

Insurance expenses and other deductions:
Commissions	36,971	45,335	65,320
Commissions and expenses on reinsurance assumed	13	15	13
General expenses	47,795	47,215	38,856
Net transfers to (from) separate accounts	(246,141)	(160,626)	(149,118)
Other deductions	6,730	4,160	2,481
Total insurance expenses and other deductions	(154,632)	(63,901)	(42,448)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	44,074	38,470	110,083
Federal income tax expense (benefit), excluding tax on capital gains	11,369	(6,524)	19,757
Gain (loss) from operations before net realized capital gains (losses)	32,705	44,994	90,326
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	26,516	(23,876)	25,581
Net income (loss)	59,221	21,118	115,907

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2018	2017
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,700,371	$9,756,707
Preferred and common stocks	267,156	369,415
Investment in common stock of subsidiaries	1,556	1,673
Mortgage loans	1,235,407	881,409
Policy loans	31,547	33,331
Cash, cash equivalents and short-term investments	278,601	289,040
Receivable for securities	2,756	9,931
Derivatives	356	728
Securities lending reinvested collateral assets	8,959	17,839
Other invested assets	270,156	246,427
Total cash and invested assets	12,796,865	11,606,500

Investment income due and accrued	90,447	83,163
Premiums deferred and uncollected	20,828	21,332
Net deferred income tax asset	42,087	36,736
Funds withheld under coinsurance agreement	—	621,100
Other admitted assets	11,669	12,439
Separate account assets	67,517	71,185
Total admitted assets	$13,029,413	$12,452,455

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2018	2017
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$10,022,786	$9,525,192
Liability for deposit-type contracts	1,451,157	1,233,366
Policy and contract claims	13,713	25,452
Premiums received in advance	376	353
Total policy and contract liabilities	11,488,032	10,784,363

General expense due and accrued	4	785
Current federal income taxes payable to parent	12,361	9,226
Transfer to (from) separate accounts due and accrued, net	430	380
Asset valuation reserve	152,209	152,005
Other liabilities	36,479	78,422
Payable for securities lending	332,583	375,533
Separate account liabilities	67,517	71,185
Total liabilities	12,089,615	11,471,899

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	827,408	827,408
Accumulated surplus	109,890	150,648
Total capital and surplus	939,798	980,556
Total liabilities and capital and surplus	$13,029,413	$12,452,455

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

WSLAC Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,420,102	$1,177,883	$612,121
Net investment income	493,546	462,646	480,104
Considerations for supplementary contracts with life contingencies	3,317	3,059	2,719
Amortization of the interest maintenance reserve	(1,707)	(799)	(586)
Fees from management of separate accounts	881	804	279
Other revenues	(453)	30,655	28,964
Total premiums and other revenues	1,915,686	1,674,248	1,123,601

Benefits paid or provided:
Death benefits	103,355	182,815	206,855
Annuity benefits	319,353	247,304	264,311
Disability and accident and health benefits	2,379	2,485	2,564
Surrender benefits	756,664	649,811	601,651
Payments on supplementary contracts with life contingencies	3,099	3,293	3,328
Other benefits	1,926	2,190	1,992
Increase (decrease) in policy reserves and other policyholders’ funds	532,871	249,003	(224,695)
Total benefits paid or provided	1,719,647	1,336,901	856,006

Insurance expenses and other deductions:
Commissions	65,593	41,244	33,187
Commission and expense allowance on reinsurance assumed	—	2,142	2,251
General expenses	104,239	110,215	98,339
Net transfers to (from) separate accounts	(2,609)	45,524	(3,605)
Other deductions	12,223	7,570	3,792
Total insurance expenses and other deductions	179,446	206,695	133,964

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	16,593	130,652	133,631
Federal income tax expense (benefit), excluding tax on capital gains	30,021	54,844	46,082
Gain (loss) from operations before net realized capital gains (losses)	(13,428)	75,808	87,549
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	29,519	(5,987)	(32,327)
Net income (loss)	16,091	69,821	55,222
The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $16.5 million, $3.7 million, and $1.0 million in 2018, 2017 and 2016, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $312.8 million and $82.0 million at December 31, 2018 and 2017, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

At December 31, 2018 and 2017, the Company had $107.4 million and $95.3 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
The Company received a $260.0 million capital contribution from, WSFG in December 2018. The contribution was in the form of cash.
The Company paid a $35.0 million capital contribution to Columbus Life in December 2018. The contribution was in the form of cash.
On November 16, 2018, the Company sold common stock back to its issuer for $74.4 million. A member of the Company's Board of Directors also serves on the Board of Directors of the company that purchased the common stock.
In the fourth quarter of 2018, the Company sold bonds in exchange for cash to WSLAC, Integrity, and National Integrity in the amounts of $294.3 million, $87.0 million, and $47.6 million, respectively.
The Company paid a $250.0 million capital contribution to Integrity in June 2018. The contribution was in the form of $245.7 million in common stocks and $4.3 million in cash.
In October 2017, the Company entered into a Pension Risk Transfer agreement with WSLAC. Refer to Note 10 for more detail.
The Company received a $200.0 million dividend from WSLAC in December 2017. The dividend was $109.3 million ordinary and $90.7 million extraordinary. The dividend was in the form of cash.
The Company received a $57.1 million capital contribution from WSFG in October 2017. The contribution was in the form of cash.
The Company paid a $36.1 million capital contribution to WSLAC in October 2017. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2017. The contribution was in the form of cash.
The Company paid a $45.0 million capital contribution to Integrity in December 2016. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2016. The contribution was in the form of cash.
The Company had $31.1 million and $36.3 million receivable from parent, subsidiaries and affiliates as of December 31, 2018 and 2017, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2018 or 2017. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.
5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company had a modified coinsurance agreement with Integrity until it was recaptured on November 1, 2018. Under the terms of the agreement, the Company assumed structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002, and Integrity retained the reserves and the related assets of this business. At the date of recapture, there was no impact to net income or surplus. The recapture is presented in the statements of operations in lines titled miscellaneous income adjustment - termination of reinsurance agreement and miscellaneous expense adjustment - termination of reinsurance agreement for $694.6 million and $694.6 million, respectively.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $514.2 million and $532.9 million at December 31, 2018 and 2017, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $1.1 million at December 31, 2018 and 2017, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2018	2017	2016
	(In Thousands)

Direct premiums	$241,297	$251,423	$257,690
Assumed premiums:
Affiliates	2,176	1,726	2,548
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,419)	(6,403)	(6,496)
Net premiums	$237,054	$246,746	$253,742
The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2018	2017	2016
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	4,225	3,420	3,519
Policy and contract liabilities:
Affiliates	488,266	506,178	524,323
Nonaffiliates	50,796	50,260	49,422
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	382	199	511
In 2018, 2017 and 2016, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2018, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there are no reinsurance agreements in effect

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2018, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(45.5) million and $(0.5) million at December 31, 2018 and 2017, respectively. The tax years 2014 through 2018 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2018, in the event of future capital losses is $102.9 million, $17.8 million, and $24.4 million from 2018, 2017 and 2016, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2018
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$365,543	$17,219	$382,762
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	365,543	17,219	382,762
(d)	Deferred tax assets nonadmitted	104,536	—	104,536
(e)	Subtotal net admitted deferred tax assets (c - d)	261,007	17,219	278,226
(f)	Deferred tax liabilities	110,675	28,445	139,120
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$150,332	$(11,226)	$139,106

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

		12/31/2017
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$203,868	$7,606	$211,474
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	203,868	7,606	211,474
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	203,868	7,606	211,474
(f)	Deferred tax liabilities	107,148	80,148	187,296
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$96,720	$(72,542)	$24,178

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$161,675	$9,613	$171,288
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	161,675	9,613	171,288
(d)	Deferred tax assets nonadmitted	104,536	—	104,536
(e)	Subtotal net admitted deferred tax assets (c - d)	57,139	9,613	66,752
(f)	Deferred tax liabilities	3,527	(51,703)	(48,176)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$53,612	$61,316	$114,928

		12/31/2018
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$17,219	$17,219
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	123,991	—	123,991
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	123,991	—	123,991
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	639,639
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	137,016	—	137,016
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$261,007	$17,219	$278,226

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

		12/31/2017
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	24,178	—	24,178
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	24,178	—	24,178
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	760,472
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	179,690	7,606	187,296
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$203,868	$7,606	$211,474

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$17,219	$17,219
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	99,813	—	99,813
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	99,813	—	99,813
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(120,833)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(42,674)	(7,606)	(50,280)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$57,139	$9,613	$66,752

	2018	2017
	(In Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	928%	1,047%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$580,015	$553,910

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

		12/31/2018
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$365,543	$17,219
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	10.99%	4.50%
(c)	Net admitted adjusted gross DTAs amount	$261,007	$17,219
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.12%	6.19%

		12/31/2017
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$203,868	$7,606
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%
(c)	Net admitted adjusted gross DTAs amount	$203,868	$7,606
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$161,675	$9,613
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	10.99%	4.50%
(c)	Net admitted adjusted gross DTAs amount	$57,139	$9,613
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.12%	6.19%
The Company's tax planning strategies include the use of reinsurance.
Current income taxes incurred consist of the following major components:

			12/31/2018	12/31/2017	12/31/2016
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$39,452	$11,938	$4,989
	(b)	Foreign	427	173	204
	(c)	Subtotal	39,879	12,111	5,193
	(d)	Federal income tax on net capital gains	64,841	5,319	18,724
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$104,720	$17,430	$23,917

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2018	12/31/2017	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	49,815	47,155	2,660
		(4) Investments	40,703	—	40,703
		(5) Deferred acquisition costs	17,533	17,282	251
		(6) Policyholder dividends accrual	4,323	4,273	50
		(7) Fixed assets	3,785	4,115	(330)
		(8) Compensation and benefits accrual	92,711	93,056	(345)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	149,927	35,022	114,905
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	6,746	2,965	3,781
		(99) Subtotal	365,543	203,868	161,675
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	104,536	—	104,536
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	261,007	203,868	57,139
	(e)	Capital
		(1) Investments	17,219	7,606	9,613
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	17,219	7,606	9,613
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	17,219	7,606	9,613
	(i)	Admitted deferred tax assets (2d + 2h)	$278,226	$211,474	$66,752

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2018	12/31/2017	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$95,919	$95,677	$242
		(2) Fixed assets	342	439	(97)
		(3) Deferred and uncollected premium	8,912	9,524	(612)
		(4) Policyholder reserves	5,474	1,472	4,002
		(5) Other	28	36	(8)
		(99) Subtotal	110,675	107,148	3,527
	(b)	Capital
		(1) Investments	28,445	80,148	(51,703)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	28,445	80,148	(51,703)
	(c)	Deferred tax liabilities (3a99 + 3b99)	139,120	187,296	(48,176)
(4)	Net deferred tax assets/liabilities (2i - 3c)		$139,106	$24,178	$114,928
Among the more significant book-to-tax adjustments were the following:

	12/31/2018	Effective Tax Rate	12/31/2017	Effective Tax Rate	12/31/2016	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$111,878	21.00%	$101,581	35.00%	$30,050	35.00%
Dividends received deduction	(1,990)	(0.37)	(74,721)	(25.75)	(5,082)	(5.92)
Tax credits	(10,205)	(1.92)	(5,900)	(2.03)	(2,720)	(3.17)
Other invested assets and nonadmitted change	(156,090)	(29.30)	(21,153)	(7.29)	(9,324)	(10.86)
Uncertain tax positions	3,876	0.73	—	—	—	—
Statutory reserve change	—	—	(215)	(0.07)	(1,647)	(1.92)
Other	(454)	(0.09)	(1,304)	(0.45)	(5,154)	(6.00)
Change in federal tax rate	(7,813)	(1.47)	122,169	42.09	—	—
Total statutory income taxes	$(60,798)	(11.42)%	$120,457	41.50%	$6,123	7.13%

Federal taxes incurred	$104,720	19.66%	$17,430	6.01%	$23,917	27.86%
Change in net deferred income taxes	(165,518)	(31.08)	103,027	35.49	(17,794)	(20.73)
Total statutory income taxes	$(60,798)	(11.42)%	$120,457	41.50%	$6,123	7.13%
At December 31, 2018, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits. The Tax Act is aimed at encouraging economic growth through the reduction in corporate income tax rates and simplification of the tax law which will create a broadened tax base.
The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017, financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $16.1 million, of which ($96.0) million and $122.2 million was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act was incomplete; however, the Company included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. At December 31, 2018, the Company has completed its accounting for all of the enactment-date tax effects of the Tax Act.
The Company is subject to annual examination by the Internal Revenue Service (IRS). During the most recent IRS audit cycle, IRS examiners have indicated their disagreement with certain tax deductions for investments and the research and development tax credit taken on the 2014 and 2015 tax returns. The Company believes that the IRS will issue “Notices of Proposed Adjustments” within the next 12 months disallowing all or a portion of the tax deduction and credit for tax years 2014 and 2015. In addition, the Company filed amended 2014 through 2016 tax returns to elect a reserve methodology pursuant to Internal Revenue Code section 807(d)(4), a stricken Code section by the Tax Cuts and Jobs Act. The Company believes that the reserve deduction is more likely than not to be sustained, however, guidance is lacking as to when such an election can be made. The Company concluded that a greater than 50% portion of the tax positions will ultimately be sustained, but recorded an uncertain tax position of $8.0 in the 2018 financial statements with respect to the referenced tax positions.
7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2018 and 2017, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $493.7 million by the end of 2019 without seeking prior regulatory approval based on capital and surplus of $4,937.1 million at December 31, 2018.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2018, the Company does not have any material lease agreements as a lessee for office space or equipment.
At December 31, 2018, the Company has future commitments to provide additional capital contributions of $364.0 million to investments in joint ventures, limited partnerships and limited liability companies.
The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.
The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $27.7 million for Canal Senate Apartments, LLC, and $15.1 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2018, was approximately $46.7 million and $40.3 million, respectively. These loans mature in August 2022 and February 2024, respectively.
The Company has guaranteed a portion of the payment of mortgage loans made by its wholly-owned subsidiary, WSLAC, to two affiliated limited liability companies, Cranberry NP Hotel Company and Sundance Hotel, LLC, in the amounts of $9.2 million and $14.6 million, respectively. The guarantees have a maximum exposure to the Company of $4.6 million and $6.5 million in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2018, was approximately $10.9 million and $16.1 million. These loans mature in October 2021 and January 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2018, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	322,720	—	—	322,720	25.5
Not subject to discretionary withdrawal	6,991	—	933,756	940,747	74.5
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	329,711	—	933,756	1,263,467	100.0%
Less reinsurance ceded	108,851	—	—	108,851
Net annuity reserves and deposit-type contract liabilities	$220,860	$—	$933,756	$1,154,616
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2018	2017	2018	2017
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,026,400	$1,015,700	$164,700	$169,500
Service cost	22,511	19,990	404	483
Interest cost	34,022	35,792	5,419	5,688
Contribution by plan participants	—	—	4,930	4,855
Actuarial (gain) loss	(74,041)	56,848	(6,492)	(2,985)
Benefits paid	(49,851)	(52,192)	(13,019)	(12,841)
Plan amendments	5,608	—	—	—
Settlements	—	(49,738)	—	—
Benefit obligation at end of year	$964,649	$1,026,400	$155,942	$164,700

Change in plan assets:
Fair value of plan assets at beginning of year	$993,403	$914,875	$—	$—
Actual return on plan assets	(9,796)	130,458	—	—
Employer contribution	—	50,000	8,089	7,986
Plan participants’ contributions	—	—	4,930	4,855
Benefits paid	(49,851)	(52,192)	(13,019)	(12,841)
Settlements	—	(49,738)	—	—
Fair value of plan assets at end of year	$933,756	$993,403	$—	$—

	Pension Benefits		Postretirement Medical
	2018	2017	2018	2017
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(30,893)	$(32,997)	$(155,942)	$(164,700)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(30,893)	$(32,997)	$(155,942)	$(164,700)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$904,797	$964,937	$155,942	$164,700

*Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

	Pension Benefits
	2018	2017	2016
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$22,511	$19,990	$18,051
Interest cost	34,022	35,792	36,329
Expected return on plan assets	(72,592)	(66,605)	(64,585)
Amount of recognized gains and losses	27,655	31,765	35,764
Amount of prior service cost recognized	(4,620)	(5,134)	(5,134)
Total net periodic benefit cost (benefit)	$6,976	$15,808	$20,425

	Postretirement Medical
	2018	2017	2016
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$404	$483	$621
Interest cost	5,419	5,688	6,327
Amount of recognized gains and losses	(2,138)	(2,986)	(1,669)
Amount of prior service cost recognized	(2,633)	(1,503)	(1,075)
Total net periodic benefit cost (benefit)	$1,052	$1,682	$4,204

	Pension Benefits		Postretirement Medical
	2018	2017	2018	2017
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$375,539	$409,174	$(45,288)	$(46,811)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	5,608	—	—	—
Net prior service cost or credit recognized	4,620	5,134	2,633	1,503
Net gain and loss arising during the period	8,347	(7,004)	(6,527)	(2,966)
Net gain and loss recognized	(27,655)	(31,765)	2,138	2,986
Items not yet recognized as a component of net periodic cost - current year	$366,459	$375,539	$(47,044)	$(45,288)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

	Pension Benefits		Postretirement Medical
	2018	2017	2018	2017
	(In Thousands)
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(4,625)	(5,151)	(1,392)	(2,633)
Net recognized gains and (losses)	26,174	28,028	(3,828)	(3,117)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(6,399)	(16,627)	(5,566)	(8,199)
Net recognized gains and (losses)	372,858	392,166	(41,477)	(37,089)
Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2018	2017	2018	2017

Discount rate	3.78%	4.17%	3.71%	4.12%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A
Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2018	2017	2018	2017

Discount rate	4.39%	3.78%	4.34%	3.71%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
The Company’s pension liability was $30.9 million and $33.0 million at December 31, 2018 and 2017, respectively.
The Company utilizes a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was increased from 3.78% at December 31, 2017, to 4.39% at December 31, 2018. This resulted in a $80.4 million decrease in the pension benefit obligation in 2018. The discount rate was decreased from 4.17% at December 31, 2016, to 3.78% at December 31, 2017. This resulted in a $51.9 million increase in the pension benefit obligation in 2017.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.
The asset allocation for the defined benefit pension plan at the end of 2018 and 2017, and the target allocation for 2018 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2018	2018	2017
Asset category:
Equity securities	55%	59%	62%
Fixed income securities	15	14	8
Short-term investments	5	1	—
Other	25	26	30
Total	100%	100%	100%
The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•	Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•	Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.
Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2018:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,220	—	2,220	—
Corporate securities	106,423	—	106,423	—
Residential mortgage-backed securities	4,519	—	4,519	—
Asset-backed securities	11,149	—	10,545	604
Equity securities:
Common equity	368,763	328,459	40,304	—
Mutual funds	179,682	179,682	—	—
Other invested assets:
Private equity and fixed income funds	212,558	—	212,558	—
Surplus notes	2,992	—	2,992	—
Real estate	18,052	—	—	18,052
Other assets	54,778	53,184	1,594	—
Total plan assets	$961,136	$561,325	$381,155	$18,656

*	Includes investments using net asset value (NAV) as a practical expedient.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,068	—	3,068	—
Corporate securities	57,482	—	57,482	—
Residential mortgage-backed securities	5,102	—	5,102	—
Commercial mortgage-backed securities	—	—	—	—
Asset-backed securities	6,652	—	6,652	—
Equity securities:
Common equity	424,016	383,590	40,426	—
Mutual funds	187,488	187,488	—	—
Preferred stock	3,889	—	3,889	—
Other invested assets:
Private equity and fixed income funds	214,462	—	152,490	61,972
Surplus notes	3,399	—	3,399	—
Real estate	16,625	—	—	16,625
Other assets	83,511	82,500	1,011	—
Total plan assets	$1,005,694	$653,578	$273,519	$78,597
For measurement purposes of the postretirement benefit obligation at December 31, 2018, a 5.425 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2019. The rate was assumed to decrease gradually to 4.75 percent for 2028 and remain at that level thereafter.
Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2018, by $19.6 million and $(16.5) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2018 by $0.8 million and $(0.6) million, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

At December 31, 2018, the assets of the Company’s pension include approximately $85.6 million invested in the Touchstone Family of Funds, which are administered by the Company, and $181.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2017, the assets of the Company’s pension include approximately $82.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $184.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc.
As of December 31, 2018, future benefit payments for the pension plan are expected as follows (in millions):

2019	$52.4
2020	53.0
2021	53.9
2022	54.9
2023	55.9
Five years thereafter	293.2
Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2019	$10.5
2020	10.6
2021	10.6
2022	10.5
2023	10.4
Five years thereafter	49.0
The Company contributed $0.0 million and $50.0 million to the pension plan in 2018 and 2017, respectively. The Company does not anticipate a required contribution to the pension plan during 2019.
In 2017, the Company entered into a group annuity contract with WSLAC to transfer risk and administration costs associated with their pension benefit obligations. This reduced plan assets, and the pension benefit obligation by $49.7 million. Future changes in plan assets and obligations will no longer reflect the participants included in the transfer.
The Company made contributions to the postretirement medical plan of $8.1 million in 2018 and expects to contribute $101.6 million between 2019 and 2028, inclusive. The Company received $0.0 million of subsidies in 2018. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.
The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $5.4 million, $5.1 million, and $4.8 million for 2018, 2017 and 2016, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2018, 2017 and 2016

11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$4,476	$278
Ordinary renewal	70,589	49,449
Accident and health renewal	430	324
Assumed investment type-contracts	196	196
Total	$75,691	$50,247

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PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the Year Ended December 31, 2018
Statements of Changes in Net Assets for the Years Ended December 31, 2018 and 2017
Notes to Financial Statements

Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2018 and 2017
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2018, 2017 and 2016
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2018, 2017 and 2016
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2018, 2017 and 2016
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2018 and 2017
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2018, 2017 and 2016
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2018, 2017 and 2016
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2018, 2017 and 2016
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant's Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.	Not applicable

3.

a.
Form of Selling/General Agent Agreement among Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.	Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-175480), filed July 12, 2011.

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b.
Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175480), filed April 25, 2012.

c.
Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175480), filed April 25, 2012.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

e.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

5.	Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant's Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2014.

6.

a.	Certificate of Incorporation of Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.	By-Laws of Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.

a.
Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant's Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed May 1, 1996.

b.
Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.

c.
Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

e.
Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

f.
Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

g.
Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(F) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

h.	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November

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29, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

i.
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

j.
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

k.
Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

l.
Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and Integrity dated January 6, 2003, amended August 1, 2007 and June 10, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

m.
Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

n.
Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

o.
Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

p.
Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

q.
Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

r.
Selling Agreement between Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

s.
Services Agreement between Pacific Investment Management Company LLC and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

t.
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

u.
Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

v.
Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated November 1, 2009. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

w.	Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and Integrity dated December 20, 2010. Incorporated by reference

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to Exhibit 99.8(S) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

x.
Variable Product Services Agreement between Rydex Distributors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

y.
Amendment No. 1 to Variable Product Services Agreement between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

z.
Administrative Services Agreement between PADCO Advisors II, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

aa.
Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

bb.
Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654), filed October 15, 2001.

cc.
Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

dd.
Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

ee.
22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(Q) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ff.
Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

gg.
Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

hh.
22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(T) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ii.
Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

jj.
Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

kk.
Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

ll.
Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

mm.
Administrative services letter between Deutsche Investment Management Americas Inc. and Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

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nn.
Distribution and Services Agreement between PFPC Distributors, Inc. and Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

oo.
Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

pp.
Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc and Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

qq.
Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

rr.
Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177616), filed April 25, 2012.

ss.
Amendment 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.

tt.
Administrative Services Letter between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.

uu.
22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(V) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

vv.
Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ww.
Amendment 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.

xx.
Servicing Agreement between The Universal Institutional Funds, Inc. and Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.

yy.
Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

zz.
Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

aaa.
Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

bbb.
Agreement between Columbia Management Distributors, Inc. and Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

ccc.	Assignment of Agreement between Columbia Management Distributors, Inc. and Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

99.8(WW) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

ddd.
Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

eee.
Administrative Services Agreement between Invesco Advisors, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

fff.
Distribution Services Agreement between INVESCO Distributors, Inc and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

ggg.
Intermediary Agreement between Invesco Investment Services, Inc. and Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2012.

hhh.
Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.

iii.
Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.

jjj.
Administrative Services Agreement between BlackRock Advisors, LLC and Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177616), filed December 28, 2011.

kkk.
Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and Integrity Life Insurance Company effective May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

lll.
Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and Integrity Life Insurance Company effective May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

mmm.Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

nnn.
Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

ooo.
Amendment to Selling Agreement between PIMCO Investment LLC and Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2013.

ppp.
Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

qqq.
Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2015.

rrr.
Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

sss.
Rule 22c-2 Agreement between American Funds Service Company and Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

ttt.
Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant's Post-Effective Amendment No. 8 to registration statement on Form N-4 (File No. 333-177616), filed April 28, 2016.

9.	Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered, filed herewith.

10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

13.
Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically James N. Clark, Jo Ann Davidson, Robert B. Truitt, and Thomas L. Williams, each dated April 16, 2019, filed herewith.

14.
Guarantee from WSLIC to the policy holders of Integrity. Incorporated by reference to Exhibit 99.14 to Registrant's initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer

Edward J. Babbitt	Director, Secretary

Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer

Brendan M. White	Senior Vice President and Co-Chief Investment Officer

Karen A. Chamberlain	Senior Vice President and Chief Information Officer

Kevin L. Howard	Senior Vice President and General Counsel

Daniel W. Harris	Senior Vice President and Chief Actuary

Mark E. Caner	Senior Vice President

Daniel J. Downing	Senior Vice President

Lisa B. Fangman	Senior Vice President

Phillip E. King	Senior Vice President and Auditor

David T. Henderson	Senior Vice President and Chief Risk Officer

Bradley J. Hunkler	Senior Vice President and Chief Financial Officer

James J. Vance	Senior Vice President and Treasurer

Wade M. Fugate	Vice President and Controller

Bruce W. Maisel	Vice President and Chief Compliance Officer

Michael S. Speas	Vice President and Chief Information Security Officer

Aaron J. Wolf	Vice President and Chief Underwriter

Jay V. Johnson	Vice President and Assistant Treasurer

Terrie A. Wiedenheft	Vice President

Paul M. Kruth	Vice President

Daniel R. Larsen	Vice President

Denise L. Sparks	Vice President

Robert F. Noschang	Assistant Vice President

Brian A. Eichhold	Assistant Vice President

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Donald P. Myers	Assistant Vice President

Ryan K. Richey	Assistant Vice President

Andrew P. Shull	Assistant Vice President

Jacob C. Steuber	Assistant Vice President

James R. Murray	Assistant Vice President

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rebecca L. Deppen	Manager, Annuity New Business

Sharon A. Cummings	Licensing Officer

Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

Item 26.	Persons Controlled by or Under Common Control with Integrity or Registrant

SEC Integrity
Affiliate	State	Entity Abb	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
82 Flats, LLC	IN	LLC	64% owned by Flats Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Airport Exchange Hotel Partners	KY	GP	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Allian Tax Credit Fund 92 LP	CA	LP	13.4% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Stony Point, LLC	DE	LLC	49% owned by Stony Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Apex Louisville, LLC	KY	LLC	64% owned by Apex Housing Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Axis JV, LLC	KY	LLC	64% owned by 1373 Lexington Road Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Axis Louisville, LLC	KY	LLC	100% owned by Axis JV, LLC	ownership and operation of real estate

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Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Belle Haven Apts, LLC	DE	LLC	Owned 100% owned by Fore Eagle JV, LLC	real estate ownership entity(ies)
Belle Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
BP Summerville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Brickyard Apartments, LLC	DE	LLC	54% owned by BY Apartment Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Brickyard Investments, LLC	DE	LLC	100% owned by Brickyard Apartments, LLC	ownership and operation of real estate
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
BY Apartment Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Centreport Hotel LLC	TX	LLC	75% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Centreport Partners LP	TX	LP	25.25% owned by The Western and Southern Life Insurance Company; 49% owned by WSLR Dallas LLC, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chestnut Healthcare Partners, L.P.	DE	LP	20% limited partnership interest owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Choo Choo Residences, LLC	DE	LLC	49% owned by Chattanooga Southside Apartments Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)

9

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Cleo Residences, LLC	DE	LLC	49% owned by Gallatin Eastland Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Concorde Circle Apartments, LLC	DE	LLC	49% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Countryside-Alexander Investments, LLC	FL	LLC	69% Golf Countryside Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Crabtree Apartments, LLC	TX	LLC	59% owned by Crabtree Commons Apts Investor Holdings, LLC (W&S) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% owned by Daybreak Parkway Land Partners, LLC	ownership and operation of real estate
Daybreak Parkway Land Partners, LLC	DE	LLC	64% owned by Crossings Apartments Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Domain at Dunvale, LLC	TX	LLC	49% owned by Dunvale Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Dublin Hotel LLC	OH	LLC	25% owned by The Western and Southern Life Insurance Company, 49% owned by WSLR Columbus LLC, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Dwell at Legacy, LLC	TX	LLC	50% owned by Sonterra Legacy Investor Holdings, LLC	ownership and operation of real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)

10

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% owned by W&S Real Estate Holdings, LLC; 1.5529% owned by Eagle Realty Investments, Inc	real estate ownership entity(ies)
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% owned by Elan Dallas City Lights, LLC; 0% owned by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Elan Kennedy Flats, LLC	DE	LLC	59% owned by One Kennedy Housing Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
EP/WSE Glendale Venture, LLC	DE	LLC	49% owned by Beardsley Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FDC Siena JV, LLC	DE	LLC	69% owned by Siena Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Crossing Investment, LLC	OH	LLC	100% owned by Flats Apartments Investor Holdings, LLC	real estate ownership entity(ies)
Flats Springhurst Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fore Eagle JV, LLC	DE	LLC	69% owned by Belle Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund

11

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	general rartner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund

12

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VIII
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund X
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company
Glendale Beardsley, LLC	DE	LLC	100% owned by EP/WSE Glendale Venture, LLC (DE)	ownership and operation of real estate
Golf Countryside Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Golf Sabal Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Greenwood Reserve Apartments, LLC	KS	LLC	64% owned by Olathe Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Grelot Cody Apartments, LLC	OH	LLC	100% owned by Vinings Trace, LLC	real estate ownership entity(ies)
GS Beach Club, LLC	DE	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entity(ies)
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
GS Yorktown Apartments, LP	DE	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

13

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	TX	LLC	59% owned by River Hollow Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)
Insurance Profillment Solutions, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
IR Mall Associates, Ltd.	FL	LP	49.50% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
IR Mall Company, L.C.	FL	LLC	50% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Jacksonville Salisbury Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
KCWSE Palmetto Pointe, LLC	DE	LLC	64% owned by Cenizo Apartments Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Keller Hicks Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Kissimmee Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments, LLC	TX	LLC	59% owned by LaCenterra Apartments Investor Holdings, LLC (WS) and 1% owned Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LeRoy Glen Investment, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Linthicum Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lookout Corporate Center	KY	JVGP	50% owned by WS Lookout GP, LLC	ownership and operation of real estate
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Lugano Apartments, LLC	DE	LLC	59% owned by Kissimmee Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

14

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

MC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Miller Creek Associates, LLC	DE	LLC	59% owned by Miller Creek Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Miller Creek Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
Miller Creek Residences, LLC	DE	LLC	100% owned by Miller Creek Associates, LLC	real estate ownership entity(ies)
Monterosso Apartments JV, LLC	DE	LLC	54% owned by Monterosso Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments, LLC	DE	LLC	100% owned by Monterosso Apartments JV, LLC	ownership and operation of real estate
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% owned by Midtown Park Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% owned by MP Dallas Development Holdings, LLC	ownership and operation of real estate
National Integrity Life Insurance Company	NY	Corp	100% owned by ILIC
NE Emerson Edgewood, LLC	IN	LLC	60% owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% owned by The Western and Southern Life Insurance Company, 49% owned by WSLR Cincinnati LLC, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

15

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Parkside Residences, LLC	DE	LLC	54% owned by Railroad Parkside Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Perimeter Development Holdings, LLC	DE	LLC	49% owned by Perimeter TC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Perimeter Project Owner, LLC	DE	LLC	100% Perimeter Development Holdings, LLC	ownership and operation of real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Portiva Residences, LLC	DE	LLC	49% Jacksonville Salisbury Apartment Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Prairiefire Apartments II, LLC	KS	LLC	100% owned by Prairiefire Apartments, LLC	ownership and operation of real estate
Prairiefire Apartments, LLC	KS	LLC	64% owned by Overland Apartments Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Queen City Square Development I, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
R4 Housing Partners IX LP	DE	LLC	14.7% limited partnership interest owned by The Lafaye Insurance Company	real estate ownership entity(ies)
R4 Housing Partners V LP	DE	LP	9.3% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
R4 Housing Partners VI LP	DE	LP	16.7% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ridge at Robinson Apartments, LLC	DE	LLC	59% owned by Settlers Ridge Robinson Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
River Hollow Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate

16

INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Russell Bay Land Partners LLC	DE	LLC	64% owned by Russell Bay Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sabal-Alexander Investments, LLC	FL	LLC	69% Golf Sabal Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
San Tan Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sarasota Property Owner, LLC	DE	LLC	100% owned by Senior Living at Sarasota, LLC	ownership and operation of real estate
Senior Living at Sarasota, LLC	DE	LLC	49% owned by Lorraine Senior Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Shelbourne Campus Properties, LLC	DE	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Shelbourne Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Shelbourne Housing Investor, LLC	OH	LLC	100% owned by Shelbourne Holdings, LLC	real estate ownership entity(ies)
Siena Medical District, LLC	DE	LLC	100% owned by FDC Siena JV, LLC	real estate ownership entity(ies)
Sixth and Race Development, LLC	OH	LLC	71% owned by Race Street Development, Ltd., 29% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes II, LLC	DE	LLC	59% owned by Skye Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes, LLC	DE	LLC	69% owned by Skye Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Maple Grove II, LLC	DE	LLC	100% owned by Skye at Arbor Lakes II, LLC	real estate ownership entity(ies)
Skye at Maple Grove, LLC	DE	LLC	100% owned by Skye at Arbor Lakes, LLC	ownership and operation of real estate
Skyport Hotel LLC	KY	LLC	25% owned by The Western and Southern Life Insurance Company, 49% owned by WSLR Skyport LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% owned by Trust dated August 25, 2014 for benefit of The Western and Southern Life Insurance Company Separate Account A (Eagle Realty Group, LLC, Trustee)	real estate ownership entity(ies)
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Fee Owner LLC	DE	LLC	100% owned by South Kirkman Land Partners LLC	ownership and operation of real estate

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

South Kirkman Land Partners LLC	DE	LLC	64% owned by South Kirkman Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% owned by Southside Tunnel Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SPX Holding LLC	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% owned by Sundance Hotel Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance LaFrontera Holdings, LLC	OH	LLC	98% owned by The Western and Southern Life Insurance Company and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tamiami Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove Apartments, LLC	DE	LLC	49% owned by Cove Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove JV, LLC	DE	LLC	100% owned by The Cove Apartments, LLC	real estate ownership entity(ies)
The Flats at San Tan, LLC	TX	LLC	49% owned by San Tan Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Three Chopt AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc. Financial Services, Inc.	securities broker-dealer

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Trevi Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
UGR Holdings, LLC	DE	LLC	49% owned by University Shade Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Union Centre Hotel LLC	OH	LLC	25% owned by The Western and Southern Life Insurance Company; 49% owned by WSLR Union LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
University Grove Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Uptown Denver Apartments, LLC	DE	LLC	49% owned by East Denver Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vernazza Apartments, LLC	DE	LLC	54% owned by Vernazza Housing Investor Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vinings Trace, LLC	IN	LLC	99% owned by The Western and Southern Life Insurance Company, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Warm Springs Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warm Springs Fee Owner LLC	DE	LLC	100% owned by Warm Springs Land Partners LLC	ownership and operation of real estate

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

Warm Springs Land Partners LLC	DE	LLC	64% owned by Warm Springs Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Westhouse Residences, LLC	DE	LLC	49% owned by Keller Hicks Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of The Western and Southern Life Insurance Company Separate Account A	real estate ownership entity(ies)
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Wright Executive Hotel Limited Partners	OH	LP	60.50% owned by The Western and Southern Life Insurance Company; 0.61% owned by WS Wright Hotel GP, LLC	real estate ownership entity(ies)
WS Airport Exchange GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Lookout JV, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WS Wright Hotel GP, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WSA Commons, LLC	GA	LLC	50% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSFG WG Aurora IL, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
WSLR Birmingham LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Cincinnati LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Columbus LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Dallas LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Hartford LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Holdings LLC	DE	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WSLR LLC	DE	LLC	100% owned by WSLR Holdings LLC	real estate ownership entity(ies)
WSLR Skyport LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Union LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
Item 27.    Number of Contract Owners

As of April 24, 2019, 1,418 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

Integrity's By-Laws provide, in Article V, Section 5.1 provides:
To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:
(a)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.
(b)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;
(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.
(c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.
(d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:
(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;
(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;
(3)    By the Shareholders; or
(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.
Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.
(e)    (1)    Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:
(i)    Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;
(ii)    Reasonably cooperate with the Corporation concerning the action, suit or proceeding.
(2)    Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.
(f)    The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.
(g)    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.
(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

Stephen C. Owen	Senior Vice President

Jay V. Johnson	Vice President and Treasurer

Sharon L. Karp	Vice President

Daniel R. Larsen	Vice President

Amy Fisher	Vice President

Timothy S. Stearns	Vice President

Thomas A. Shoemake	Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Sarah Sparks Herron	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)    Not applicable.

Item 30.    Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.    Management Services
There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings
The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

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INT Pinnacle, Pinnacle III, IV, V (Pre 1-1-12)	April 2019

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, the Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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Integrity Pinnacle, Pinnacle III, Pinnacle IV and Pinnacle V (pre-1-1-12)	April 2019

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 26, 2019.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

Integrity Pinnacle, Pinnacle III, Pinnacle IV and Pinnacle V (pre-1-1-12)	April 2019

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 26, 2019.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 26, 2019

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 26, 2019

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 26, 2019

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
April 26, 2019	April 26, 2019
/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 26, 2019	April 26, 2019
/s/ Jill T. McGruder
Jill T. McGruder
April 26, 2019

Integrity Pinnacle, Pinnacle III, Pinnacle IV and Pinnacle V (pre-1-1-12)	April 2019

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 26, 2019.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 26, 2019

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 26, 2019

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 26, 2019

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
April 26, 2019
April 26, 2019

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 26, 2019	April 26, 2019

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 26, 2019